UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2015

Item 1.

Reports to Stockholders

Fidelity® SAI International Minimum Volatility Index Fund

Fidelity® SAI U.S. Minimum Volatility Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public.

Annual Report

October 31, 2015

Contents

Investment Summary
Investments
Financial Statements
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® SAI International Minimum Volatility Index Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2015
Japan	21.8%
United Kingdom	15.4%
Canada	11.7%
Switzerland	9.3%
Hong Kong	7.5%
Taiwan	7.0%
Singapore	2.8%
China	2.8%
Korea (South)	2.2%
Other*	19.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2015

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of October 31, 2015

% of fund's net assets
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	1.7
Hang Seng Bank Ltd. (Hong Kong, Banks)	1.4
Nestle SA (Switzerland, Food Products)	1.4
National Grid PLC (United Kingdom, Multi-Utilities)	1.4
Novartis AG (Switzerland, Pharmaceuticals)	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3
Chunghwa Telecom Co. Ltd. (Taiwan, Diversified Telecommunication Services)	1.3
Swisscom AG (Switzerland, Diversified Telecommunication Services)	1.2
Power Assets Holdings Ltd. (Hong Kong, Electric Utilities)	1.2
Scottish & Southern Energy PLC (United Kingdom, Electric Utilities)	1.2
13.5

Market Sectors as of October 31, 2015

% of fund's net assets
Financials	23.2
Consumer Staples	15.7
Health Care	12.8
Consumer Discretionary	10.7
Industrials	10.1
Telecommunication Services	9.9
Utilities	8.8
Information Technology	3.7
Materials	2.4
Energy	1.8

Fidelity® SAI International Minimum Volatility Index Fund

Investments October 31, 2015

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Australia - 1.3%
CSL Ltd.	13,010	$864,779
Healthscope Ltd.	595,463	1,139,994
Medibank Private Ltd.	1,181,294	1,981,791
Sonic Healthcare Ltd.	133,429	1,824,857
Telstra Corp. Ltd.	508,240	1,947,395
The GPT Group unit	312,825	1,059,484
Transurban Group unit	129,810	961,898

TOTAL AUSTRALIA		9,780,198

Bailiwick of Jersey - 0.4%
Randgold Resources Ltd.	46,073	3,089,973
Belgium - 0.4%
Colruyt NV	53,659	2,657,341
Bermuda - 1.3%
Cheung Kong Infrastructure Holdings Ltd.	494,000	4,582,827
China Resource Gas Group Ltd.	270,000	740,622
Cosco Pacific Ltd.	286,000	370,000
Credicorp Ltd. (United States)	14,410	1,630,924
Luye Pharma Group Ltd. (a)	786,500	773,404
Yue Yuen Industrial (Holdings) Ltd.	473,000	1,725,531

TOTAL BERMUDA		9,823,308

Canada - 11.6%
Agnico Eagle Mines Ltd. (Canada)	16,281	460,191
Bank of Montreal	94,636	5,503,305
Bank of Nova Scotia	152,376	7,165,494
BCE, Inc.	116,189	5,022,180
Canadian Imperial Bank of Commerce	74,623	5,722,847
Canadian National Railway Co.	21,640	1,321,801
Canadian Utilities Ltd. Class A (non-vtg.)	71,454	1,879,793
Dollarama, Inc.	92,534	6,250,786
Empire Co. Ltd. Class A (non-vtg.)	140,160	2,935,900
Enbridge, Inc.	37,775	1,614,595
Fairfax Financial Holdings Ltd. (sub. vtg.)	4,304	2,119,480
First Capital Realty, Inc.	80,704	1,195,501
Franco-Nevada Corp.	48,290	2,449,214
George Weston Ltd.	17,630	1,484,717
Gildan Activewear, Inc.	12,570	361,354
Goldcorp, Inc.	103,552	1,324,889
Great-West Lifeco, Inc.	82,347	2,182,737
Intact Financial Corp.	103,359	7,381,995
Metro, Inc. Class A (sub. vtg.)	85,382	2,441,445
National Bank of Canada	134,137	4,442,852
Rogers Communications, Inc. Class B (non-vtg.)	66,307	2,638,386
Royal Bank of Canada	88,482	5,059,498
Shaw Communications, Inc. Class B	124,228	2,579,375
TELUS Corp.	74,052	2,471,420
The Toronto-Dominion Bank	90,950	3,733,708
Thomson Reuters Corp.	85,894	3,526,147
TransCanada Corp.	63,024	2,120,722

TOTAL CANADA		85,390,332

Cayman Islands - 1.6%
China Medical System Holdings Ltd.	833,000	1,144,178
China Mengniu Dairy Co. Ltd.	760,000	1,472,123
Hengan International Group Co. Ltd.	212,000	2,289,267
Shenzhou International Group Holdings Ltd.	461,000	2,271,795
Sino Biopharmaceutical Ltd.	2,360,000	2,932,773
SOHO China Ltd.	1,365,000	701,971
Tingyi (Cayman Islands) Holding Corp.	432,000	739,602

TOTAL CAYMAN ISLANDS		11,551,709

Chile - 0.8%
Aguas Andinas SA	1,956,986	1,023,728
Banco de Chile	20,144,811	2,129,690
Colbun SA	5,812,627	1,546,560
Empresa Nacional de Electricidad SA	466,952	582,719
Vina Concha y Toro SA	274,755	468,023

TOTAL CHILE		5,750,720

China - 2.8%
Agricultural Bank of China Ltd. (H Shares)	2,850,000	1,165,395
Bank of China Ltd. (H Shares)	6,224,000	2,934,998
Beijing Capital International Airport Co. Ltd. (H Shares)	574,000	614,380
China Communications Services Corp. Ltd. (H Shares)	1,504,000	603,333
China Construction Bank Corp. (H Shares)	6,296,000	4,563,064
China Everbright Bank Co. Ltd. (H Shares)	619,000	303,348
China Petroleum & Chemical Corp. (H Shares)	496,000	357,539
Chongqing Changan Automobile Co. Ltd. (B Shares)	169,400	311,772
Dalian Wanda Commercial Properties Co., Ltd.	482,500	3,220,288
Industrial & Commercial Bank of China Ltd. (H Shares)	4,575,000	2,901,949
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	242,155	202,927
Jiangsu Expressway Co. Ltd. (H Shares)	972,000	1,314,231
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	440,000	303,805
Tsingtao Brewery Co. Ltd. (H Shares)	60,000	286,410
Zhejiang Expressway Co. Ltd. (H Shares)	1,074,000	1,320,321

TOTAL CHINA		20,403,760

Colombia - 0.2%
Corporacion Financiera Colombiana SA	60,332	788,044
Corporacion Financiera Colombiana SA (RFD) (a)	559	6,931
Isagen SA	447,238	473,946

TOTAL COLOMBIA		1,268,921

Denmark - 0.4%
Novo Nordisk A/S Series B	26,326	1,398,003
Tryg A/S	84,939	1,527,871

TOTAL DENMARK		2,925,874

Egypt - 0.1%
Commercial International Bank SAE	138,267	912,591
France - 1.5%
Aeroports de Paris	22,888	2,878,051
BIC SA	6,097	972,497
Danone SA	15,209	1,057,026
Dassault Systemes SA	5,790	457,403
Essilor International SA	10,509	1,382,124
Eutelsat Communications	23,233	766,701
L'Oreal SA	16,424	2,998,971
SCOR SE	10,033	373,681

TOTAL FRANCE		10,886,454

Germany - 1.7%
Beiersdorf AG	4,035	383,497
Fresenius Medical Care AG & Co. KGaA	68,047	6,124,744
Kabel Deutschland Holding AG	18,281	2,326,888
MAN SE	28,599	2,982,613
Merck KGaA	4,352	425,112
Telefonica Deutschland Holding AG	76,523	492,774

TOTAL GERMANY		12,735,628

Hong Kong - 7.5%
Bank of East Asia Ltd.	512,600	1,915,301
Beijing Enterprises Holdings Ltd.	299,500	1,890,668
BOC Hong Kong (Holdings) Ltd.	491,000	1,570,064
China Merchants Holdings International Co. Ltd.	220,000	730,619
China Mobile Ltd.	254,000	3,045,433
CLP Holdings Ltd.	954,000	8,293,620
Guangdong Investment Ltd.	1,458,000	2,050,475
Hang Seng Bank Ltd.	575,100	10,550,694
HKT Trust/HKT Ltd. unit	1,262,000	1,503,579
Hong Kong & China Gas Co. Ltd.	1,377,800	2,793,538
Lenovo Group Ltd.	842,000	782,333
Link (REIT)	735,500	4,394,380
MTR Corp. Ltd.	1,176,063	5,327,866
Power Assets Holdings Ltd.	877,500	8,727,976
Sun Art Retail Group Ltd.	1,677,000	1,370,763
Sun Hung Kai Properties Ltd.	27,000	360,661

TOTAL HONG KONG		55,307,970

Indonesia - 1.4%
PT Astra Agro Lestari Tbk	188,700	273,364
PT Bank Central Asia Tbk	3,026,900	2,843,552
PT Bank Danamon Indonesia Tbk Series A	1,314,300	264,237
PT Bank Mandiri (Persero) Tbk	1,000,300	633,060
PT Bank Rakyat Indonesia Tbk	532,900	407,858
PT Indofood CBP Sukses Makmur Tbk	405,800	390,487
PT Indofood Sukses Makmur Tbk	3,576,500	1,437,787
PT Jasa Marga Tbk	1,536,700	541,137
PT Kalbe Farma Tbk	8,885,100	925,347
PT Telkomunikasi Indonesia Tbk Series B	5,458,100	1,070,812
PT Unilever Indonesia Tbk	378,400	1,019,742
PT XL Axiata Tbk (a)	1,412,700	319,790

TOTAL INDONESIA		10,127,173

Ireland - 0.7%
Kerry Group PLC Class A	42,294	3,439,311
Ryanair Holdings PLC sponsored ADR	25,028	1,956,939

TOTAL IRELAND		5,396,250

Israel - 1.3%
Bank Hapoalim BM (Reg.)	313,432	1,632,311
Bank Leumi le-Israel BM (a)	416,520	1,580,325
Bezeq The Israel Telecommunication Corp. Ltd.	522,688	1,123,823
Mizrahi Tefahot Bank Ltd.	113,858	1,381,310
NICE Systems Ltd.	18,466	1,141,322
Teva Pharmaceutical Industries Ltd.	49,909	2,963,248

TOTAL ISRAEL		9,822,339

Japan - 21.8%
ABC-MART, Inc.	20,700	1,154,587
Ajinomoto Co., Inc.	107,000	2,383,318
All Nippon Airways Ltd.	924,000	2,759,247
Aozora Bank Ltd.	283,000	1,034,381
Asahi Group Holdings	48,700	1,502,210
Astellas Pharma, Inc.	180,400	2,618,412
Bank of Yokohama Ltd.	128,000	798,862
Benesse Holdings, Inc.	55,300	1,482,555
Calbee, Inc.	42,800	1,550,720
Canon, Inc.	155,400	4,640,565
Chugai Pharmaceutical Co. Ltd.	12,000	386,279
Daiichi Sankyo Kabushiki Kaisha	21,900	430,095
Daito Trust Construction Co. Ltd.	3,600	389,687
East Japan Railway Co.	22,500	2,139,201
Eisai Co. Ltd.	38,000	2,376,885
FamilyMart Co. Ltd.	48,600	1,986,612
Hankyu Hanshin Holdings, Inc.	73,000	475,531
Hisamitsu Pharmaceutical Co., Inc.	27,500	1,065,898
Idemitsu Kosan Co. Ltd.	23,300	382,107
ITOCHU Techno-Solutions Corp.	21,700	475,729
Japan Airlines Co. Ltd.	96,100	3,620,388
Japan Prime Realty Investment Corp.	687	2,236,310
Japan Real Estate Investment Corp.	747	3,452,994
Japan Retail Fund Investment Corp.	1,711	3,313,817
Kamigumi Co. Ltd.	174,000	1,494,948
Kao Corp.	16,400	841,965
Kyowa Hakko Kirin Co., Ltd.	162,000	2,670,250
Lawson, Inc.	52,200	3,866,600
McDonald's Holdings Co. (Japan) Ltd.	53,500	1,265,344
Meiji Holdings Co. Ltd.	14,300	1,126,836
Miraca Holdings, Inc.	42,500	1,891,474
Mitsubishi Tanabe Pharma Corp.	179,400	3,033,518
Mizuho Financial Group, Inc.	206,000	424,328
Nagoya Railroad Co. Ltd.	575,000	2,376,358
New Hampshire Foods Ltd.	45,000	938,633
Nippon Building Fund, Inc.	220	1,044,841
Nippon Prologis REIT, Inc.	1,223	2,150,744
Nippon Telegraph & Telephone Corp.	108,800	3,988,760
Nissin Food Holdings Co. Ltd.	46,000	2,126,493
Nitori Holdings Co. Ltd.	52,000	4,054,904
Nomura Research Institute Ltd.	38,640	1,579,234
NTT DOCOMO, Inc.	348,300	6,783,312
Oracle Corp. Japan	29,500	1,341,683
Oriental Land Co. Ltd.	88,100	5,351,794
Osaka Gas Co. Ltd.	861,000	3,391,020
Otsuka Corp.	29,400	1,421,189
Otsuka Holdings Co. Ltd.	176,600	5,877,321
Park24 Co. Ltd.	74,200	1,555,128
Recruit Holdings Co. Ltd.	60,900	1,957,422
Sankyo Co. Ltd. (Gunma)	38,400	1,479,924
Santen Pharmaceutical Co. Ltd.	162,600	2,206,885
Secom Co. Ltd.	42,100	2,808,284
Shimamura Co. Ltd.	18,300	2,055,296
Shionogi & Co. Ltd.	84,100	3,449,490
Showa Shell Sekiyu K.K.	45,200	398,956
Suntory Beverage & Food Ltd.	111,500	4,508,799
Suzuken Co. Ltd.	17,800	681,276
Taisho Pharmaceutical Holdings Co. Ltd.	26,200	1,634,744
Takeda Pharmaceutical Co. Ltd.	148,900	7,271,124
Tobu Railway Co. Ltd.	357,000	1,726,705
Toho Co. Ltd.	35,500	923,823
Tokyo Gas Co. Ltd.	546,000	2,702,078
TonenGeneral Sekiyu K.K.	225,000	2,337,676
Toyo Suisan Kaisha Ltd.	65,400	2,409,845
Unicharm Corp.	120,000	2,562,752
United Urban Investment Corp.	2,015	2,795,614
USS Co. Ltd.	165,500	2,921,718
West Japan Railway Co.	73,700	5,177,925
Yamada Denki Co. Ltd.	234,700	1,055,831
Yamato Holdings Co. Ltd.	129,700	2,553,055
Yamazaki Baking Co. Ltd.	91,000	1,752,532

TOTAL JAPAN		160,624,821

Korea (South) - 2.2%
Dongbu Insurance Co. Ltd.	33,169	1,987,055
Hyundai Fire & Marine Insurance Co. Ltd.	48,537	1,443,225
Kangwon Land, Inc.	12,691	470,173
Kia Motors Corp.	33,660	1,645,014
Korea Electric Power Corp.	26,843	1,206,774
KT&G Corp.	28,965	2,892,010
S1 Corp.	15,489	1,343,012
Samsung Fire & Marine Insurance Co. Ltd.	7,033	1,968,035
Samsung Life Insurance Co. Ltd.	4,883	466,160
SK Hynix, Inc.	9,870	265,385
SK Telecom Co. Ltd.	6,045	1,278,175
Yuhan Corp.	6,090	1,509,472

TOTAL KOREA (SOUTH)		16,474,490

Luxembourg - 0.5%
SES SA (France) (depositary receipt)	126,333	3,734,920
Malaysia - 1.8%
Axiata Group Bhd	628,770	900,923
Hong Leong Bank Bhd	443,500	1,439,987
IHH Healthcare Bhd	723,300	1,062,864
Malayan Banking Bhd	1,651,600	3,166,245
Maxis Bhd	1,420,000	2,175,359
Public Bank Bhd	899,600	3,782,103
Telekom Malaysia Bhd	643,000	997,449

TOTAL MALAYSIA		13,524,930

Netherlands - 0.4%
QIAGEN NV (Germany) (a)	55,681	1,350,725
Unilever NV (Certificaten Van Aandelen) (Bearer)	29,173	1,319,133

TOTAL NETHERLANDS		2,669,858

New Zealand - 0.3%
Auckland International Airport Ltd.	430,312	1,532,689
Ryman Healthcare Group Ltd.	69,177	369,593
Spark New Zealand Ltd.	201,134	457,625

TOTAL NEW ZEALAND		2,359,907

Philippines - 0.8%
Bank of the Philippine Islands (BPI)	603,760	1,090,291
BDO Unibank, Inc.	500,010	1,084,933
International Container Terminal Services, Inc.	313,920	553,462
Jollibee Food Corp.	119,710	526,138
Metro Pacific Investments Corp.	4,535,000	504,553
Philippine Long Distance Telephone Co.	37,215	1,746,382

TOTAL PHILIPPINES		5,505,759

Qatar - 0.7%
Commercial Bank of Qatar (a)	130,193	1,902,690
Doha Bank (a)	52,613	715,430
Qatar Electricity & Water Co. (a)	22,243	1,299,049
Qatar Insurance Co. (a)	16,499	421,511
Qatar Islamic Bank (a)	13,195	428,446
Qatar Telecom (Qtel) Q.S.C. (a)	27,420	586,025

TOTAL QATAR		5,353,151

Singapore - 2.8%
CapitaMall Trust	280,000	394,776
DBS Group Holdings Ltd.	133,000	1,635,242
Oversea-Chinese Banking Corp. Ltd.	539,588	3,468,393
Singapore Airlines Ltd.	437,400	3,365,026
Singapore Press Holdings Ltd.	1,293,300	3,678,141
Singapore Telecommunications Ltd.	1,570,100	4,461,052
StarHub Ltd.	474,700	1,217,756
United Overseas Bank Ltd.	46,800	679,573
Wilmar International Ltd.	745,100	1,660,359

TOTAL SINGAPORE		20,560,318

Switzerland - 9.3%
Barry Callebaut AG	1,649	1,980,235
Givaudan SA	3,313	5,932,531
Kuehne & Nagel International AG	16,942	2,349,889
Lindt & Spruengli AG	49	3,634,908
Lindt & Spruengli AG (participation certificate)	726	4,432,607
Nestle SA	136,175	10,400,229
Novartis AG	110,893	10,045,657
Roche Holding AG (participation certificate)	36,152	9,815,227
Schindler Holding AG (Reg.)	2,141	348,296
SGS SA (Reg.)	1,126	2,146,172
Swiss Prime Site AG	46,805	3,579,805
Swiss Re Ltd.	42,070	3,911,410
Swisscom AG	17,025	8,784,208
Syngenta AG (Switzerland)	4,070	1,367,400

TOTAL SWITZERLAND		68,728,574

Taiwan - 7.0%
Advanced Semiconductor Engineering, Inc.	1,648,000	1,902,454
Asia Cement Corp.	1,845,000	1,918,027
ASUSTeK Computer, Inc.	147,000	1,317,634
Chang Hwa Commercial Bank	3,819,670	1,988,370
Chicony Electronics Co. Ltd.	363,435	868,706
China Airlines Ltd. (a)	2,154,000	772,959
China Development Finance Holding Corp.	6,110,000	1,646,773
Chinatrust Financial Holding Co. Ltd.	659,797	362,771
Chunghwa Telecom Co. Ltd.	3,082,000	9,442,381
EVA Airways Corp. (a)	1,471,000	865,427
Far EasTone Telecommunications Co. Ltd.	1,308,000	2,836,384
First Financial Holding Co. Ltd.	7,092,926	3,441,047
Formosa Taffeta Co. Ltd.	607,000	602,045
Foxconn Technology Co. Ltd.	568,750	1,496,111
HTC Corp.	410,000	991,375
Hua Nan Financial Holdings Co. Ltd.	5,072,000	2,444,996
Kinsus Interconnect Technology Corp.	223,000	459,532
Lite-On Technology Corp.	1,600,235	1,666,039
Mega Financial Holding Co. Ltd.	1,340,000	978,223
Sinopac Holdings Co.	3,243,328	1,073,950
Standard Foods Corp.	265,400	642,552
Synnex Technology International Corp.	1,045,000	1,105,675
Taishin Financial Holdings Co. Ltd.	837,000	328,716
Taiwan Business Bank	3,389,338	871,738
Taiwan Cement Corp.	269,000	299,948
Taiwan Cooperative Financial Holding Co. Ltd.	5,736,650	2,571,023
Taiwan Mobile Co. Ltd.	1,354,000	4,274,911
Taiwan Semiconductor Manufacturing Co. Ltd.	876,000	3,691,004
Transcend Information, Inc.	168,000	469,355
U-Ming Marine Transport Corp.	305,000	361,697

TOTAL TAIWAN		51,691,823

Thailand - 0.5%
BTS Group Holdings PCL	4,556,900	1,236,051
C.P. ALL PCL (For. Reg.)	271,500	381,910
PTT PCL (For. Reg.)	202,700	1,565,530
Siam Cement PCL (For. Reg.)	24,600	312,721

TOTAL THAILAND		3,496,212

United Arab Emirates - 0.4%
DP World Ltd.	41,907	846,940
First Gulf Bank PJSC	287,205	965,691
National Bank of Abu Dhabi PJSC (a)	514,249	1,218,069

TOTAL UNITED ARAB EMIRATES		3,030,700

United Kingdom - 15.4%
Admiral Group PLC	117,123	2,912,381
AstraZeneca PLC (United Kingdom)	63,811	4,066,840
Babcock International Group PLC	22,406	332,976
BP PLC	291,268	1,731,004
British American Tobacco PLC (United Kingdom)	122,404	7,271,975
Bunzl PLC	67,853	1,944,555
Capita Group PLC	90,564	1,780,072
Centrica PLC	215,984	751,533
Compass Group PLC	479,332	8,240,151
Diageo PLC	205,599	5,927,412
Direct Line Insurance Group PLC	116,818	710,262
Fresnillo PLC	33,047	371,900
G4S PLC (United Kingdom)	871,436	3,260,446
GlaxoSmithKline PLC	252,919	5,454,382
Imperial Tobacco Group PLC	96,019	5,179,321
Inmarsat PLC	60,723	922,064
J Sainsbury PLC	97,961	402,308
Marks & Spencer Group PLC	180,514	1,425,388
Merlin Entertainments PLC	252,842	1,616,813
National Grid PLC	725,607	10,336,189
Next PLC	41,103	5,069,151
Reckitt Benckiser Group PLC	124,990	12,197,827
RELX PLC	204,094	3,656,016
Royal Dutch Shell PLC:
Class A (United Kingdom)	90,766	2,369,662
Class B (United Kingdom)	25,189	659,571
Scottish & Southern Energy PLC	369,498	8,596,229
Severn Trent PLC	38,470	1,330,219
SKY PLC	457,461	7,729,232
Smith & Nephew PLC	101,199	1,728,031
Unilever PLC	55,054	2,455,325
United Utilities Group PLC	77,139	1,175,499
Vodafone Group PLC	378,385	1,245,241
WM Morrison Supermarkets PLC	164,266	426,697

TOTAL UNITED KINGDOM		113,276,672

TOTAL COMMON STOCKS
(Cost $728,609,336)		728,862,676

Nonconvertible Preferred Stocks - 0.2%
Colombia - 0.2%
Grupo Aval Acciones y Valores SA	1,174,072	470,115
Grupo de Inversiones Suramerica SA	71,250	894,253
TOTAL COLOMBIA
(Cost $1,387,438)		1,364,368
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.27% to 0.29% 5/26/16 to 6/23/16(b)
(Cost $698,743)	700,000	698,788
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 0.18% (c)
(Cost $52,169)	52,169	52,169
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $730,747,686)		730,978,001
NET OTHER ASSETS (LIABILITIES) - 0.8%		6,141,104
NET ASSETS - 100%		$737,119,105

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
46 ICE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2015	4,041,330	$181,843
49 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Dec. 2015	2,067,065	79,446
6 TME S&P/TSX 60 Index Contracts (Canada)	Dec. 2015	727,195	5,956
TOTAL FUTURES CONTRACTS			$267,245

The face value of futures purchased as a percentage of Net Assets is 0.9%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $5,404,862.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $411,326.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,793
Total	$3,793

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$80,259,307	$40,334,615	$39,924,692	$--
Consumer Staples	115,907,899	40,174,301	75,733,598	--
Energy	13,740,289	3,735,317	10,004,972	--
Financials	172,833,009	96,166,309	76,659,769	6,931
Health Care	93,198,810	5,037,026	88,161,784	--
Industrials	74,866,882	27,997,031	46,499,851	370,000
Information Technology	26,072,728	9,097,215	16,975,513	--
Materials	17,526,794	12,756,700	4,770,094	--
Telecommunication Services	72,336,932	29,609,800	42,727,132	--
Utilities	63,484,394	9,311,513	54,172,881	--
Government Obligations	698,788	--	698,788	--
Money Market Funds	52,169	52,169	--	--
Total Investments in Securities:	$730,978,001	$274,271,996	$456,329,074	$376,931
Derivative Instruments:
Assets
Futures Contracts	$267,245	$267,245	$--	$--
Total Assets	$267,245	$267,245	$--	$--
Total Derivative Instruments:	$267,245	$267,245	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$267,245	$0
Total Equity Risk	$267,245	$0
Total Value of Derivatives	$267,245	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI International Minimum Volatility Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $730,695,517)	$730,925,832
Fidelity Central Funds (cost $52,169)	52,169
Total Investments (cost $730,747,686)		$730,978,001
Foreign currency held at value (cost $5,107,288)		5,094,361
Receivable for investments sold		129,836
Receivable for fund shares sold		977,322
Dividends receivable		1,573,737
Distributions receivable from Fidelity Central Funds		396
Prepaid expenses		14,151
Receivable from investment adviser for expense reductions		24,721
Total assets		738,792,525
Liabilities
Payable to custodian bank	$129,706
Payable for fund shares redeemed	1,163,071
Accrued management fee	92,946
Payable for daily variation margin for derivative instruments	20,724
Custodian fee payable	87,002
Other affiliated payables	66,883
Other payables and accrued expenses	113,088
Total liabilities		1,673,420
Net Assets		$737,119,105
Net Assets consist of:
Paid in capital		$734,743,321
Undistributed net investment income		4,983,533
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,087,825)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		480,076
Net Assets, for 76,711,092 shares outstanding		$737,119,105
Net Asset Value, offering price and redemption price per share ($737,119,105 ÷ 76,711,092 shares)		$9.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period May 29, 2015 (commencement of operations) to October 31, 2015
Investment Income
Dividends		$6,612,704
Interest		99
Income from Fidelity Central Funds		3,793
Income before foreign taxes withheld		6,616,596
Less foreign taxes withheld		(681,533)
Total income		5,935,063
Expenses
Management fee	$320,033
Transfer agent fees	160,017
Accounting fees and expenses	76,136
Custodian fees and expenses	145,926
Independent trustees' compensation	625
Registration fees	123,617
Audit	41,461
Interest	525
Miscellaneous	953
Total expenses before reductions	869,293
Expense reductions	(432,806)	436,487
Net investment income (loss)		5,498,576
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,090,090)
Foreign currency transactions	(520,600)
Futures contracts	(446,750)
Total net realized gain (loss)		(3,057,440)
Change in net unrealized appreciation (depreciation) on: Investment securities	230,315
Assets and liabilities in foreign currencies	(17,484)
Futures contracts	267,245
Total change in net unrealized appreciation (depreciation)		480,076
Net gain (loss)		(2,577,364)
Net increase (decrease) in net assets resulting from operations		$2,921,212

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period May 29, 2015 (commencement of operations) to October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,498,576
Net realized gain (loss)	(3,057,440)
Change in net unrealized appreciation (depreciation)	480,076
Net increase (decrease) in net assets resulting from operations	2,921,212
Share transactions
Proceeds from sales of shares	853,235,213
Cost of shares redeemed	(119,037,320)
Net increase (decrease) in net assets resulting from share transactions	734,197,893
Total increase (decrease) in net assets	737,119,105
Net Assets
Beginning of period	–
End of period (including undistributed net investment income of $4,983,533)	$737,119,105
Other Information
Shares
Sold	89,243,366
Redeemed	(12,532,274)
Net increase (decrease)	76,711,092

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity SAI International Minimum Volatility Index Fund

Years ended October 31,	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.10
Net realized and unrealized gain (loss)	(.49)
Total from investment operations	(.39)
Net asset value, end of period	$9.61
Total ReturnC,D	(3.90)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G
Expenses net of fee waivers, if any	.20%G
Expenses net of all reductions	.20%G
Net investment income (loss)	2.51%G
Supplemental Data
Net assets, end of period (000 omitted)	$737,119
Portfolio turnover rateH	6%I

 A For the period May 29, 2015 (commencement of operations) to October 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI U.S. Minimum Volatility Index Fund

Investment Summary (Unaudited)

Top Five Stocks as of October 31, 2015

% of fund's net assets
McDonald's Corp.	1.7
AT&T, Inc.	1.6
Public Storage	1.5
PepsiCo, Inc.	1.5
AutoZone, Inc.	1.5
7.8

Top Five Market Sectors as of October 31, 2015

% of fund's net assets
Health Care	18.8
Financials	18.0
Information Technology	15.8
Consumer Staples	14.4
Consumer Discretionary	8.2

Asset Allocation (% of fund's net assets)

As of October 31, 2015 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 5.1%

Fidelity® SAI U.S. Minimum Volatility Index Fund

Investments October 31, 2015

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Distributors - 0.1%
Genuine Parts Co.	10,483	$951,437
Hotels, Restaurants & Leisure - 3.3%
Chipotle Mexican Grill, Inc. (a)	3,857	2,469,367
McDonald's Corp.	100,058	11,231,508
Starbucks Corp.	109,360	6,842,655
Yum! Brands, Inc.	18,710	1,326,726
		21,870,256
Media - 0.3%
Comcast Corp. Class A (special) (non-vtg.)	24,056	1,508,552
Scripps Networks Interactive, Inc. Class A	4,796	288,144
		1,796,696
Multiline Retail - 1.3%
Dollar General Corp.	24,979	1,692,827
Dollar Tree, Inc. (a)	45,464	2,977,437
Target Corp.	56,096	4,329,489
		8,999,753
Specialty Retail - 2.6%
AutoZone, Inc. (a)	12,410	9,734,528
Home Depot, Inc.	16,553	2,046,613
O'Reilly Automotive, Inc. (a)	4,702	1,298,975
Ross Stores, Inc.	13,948	705,490
TJX Companies, Inc.	46,455	3,400,041
		17,185,647
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	6,732	882,094
VF Corp.	48,340	3,263,917
		4,146,011

TOTAL CONSUMER DISCRETIONARY		54,949,800

CONSUMER STAPLES - 14.4%
Beverages - 2.5%
PepsiCo, Inc.	97,349	9,948,094
The Coca-Cola Co.	162,458	6,880,096
		16,828,190
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	7,071	1,118,067
CVS Health Corp.	24,764	2,446,188
Sysco Corp.	42,972	1,772,595
Wal-Mart Stores, Inc.	116,989	6,696,450
		12,033,300
Food Products - 3.8%
Campbell Soup Co.	37,701	1,914,834
General Mills, Inc.	158,955	9,236,875
Kellogg Co.	29,290	2,065,531
McCormick & Co., Inc. (non-vtg.)	63,890	5,365,482
Mondelez International, Inc.	56,924	2,627,612
The Hershey Co.	43,054	3,818,459
The J.M. Smucker Co.	3,617	424,600
		25,453,393
Household Products - 5.1%
Church & Dwight Co., Inc.	52,912	4,555,194
Clorox Co.	44,612	5,439,987
Colgate-Palmolive Co.	81,936	5,436,454
Kimberly-Clark Corp.	74,735	8,946,527
Procter & Gamble Co.	125,547	9,589,280
		33,967,442
Tobacco - 1.2%
Altria Group, Inc.	103,677	6,269,348
Philip Morris International, Inc.	3,936	347,942
Reynolds American, Inc.	27,103	1,309,617
		7,926,907

TOTAL CONSUMER STAPLES		96,209,232

ENERGY - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Cabot Oil & Gas Corp.	43,218	938,263
Chevron Corp.	41,507	3,772,156
Exxon Mobil Corp.	106,178	8,785,168
Kinder Morgan, Inc.	29,660	811,201
Occidental Petroleum Corp.	16,415	1,223,574
Spectra Energy Corp.	58,342	1,666,831
		17,197,193
FINANCIALS - 18.0%
Banks - 1.2%
M&T Bank Corp.	6,130	734,681
U.S. Bancorp	69,971	2,951,377
Wells Fargo & Co.	78,277	4,237,917
		7,923,975
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	60,213	8,190,172
CME Group, Inc.	18,155	1,715,103
		9,905,275
Insurance - 6.0%
ACE Ltd.	14,994	1,702,419
Alleghany Corp. (a)	4,991	2,476,884
Arch Capital Group Ltd. (a)	83,530	6,255,562
Axis Capital Holdings Ltd.	45,608	2,462,832
Everest Re Group Ltd.	21,993	3,914,094
Marsh & McLennan Companies, Inc.	71,173	3,967,183
PartnerRe Ltd.	9,070	1,260,730
RenaissanceRe Holdings Ltd.	31,014	3,400,065
The Chubb Corp.	58,055	7,509,414
The Travelers Companies, Inc.	31,629	3,570,598
W.R. Berkley Corp.	43,761	2,443,177
Willis Group Holdings PLC	33,259	1,483,684
		40,446,642
Real Estate Investment Trusts - 9.3%
American Capital Agency Corp.	237,589	4,236,212
American Tower Corp.	45,729	4,674,876
Annaly Capital Management, Inc.	638,243	6,350,518
AvalonBay Communities, Inc.	32,019	5,597,882
Boston Properties, Inc.	3,384	425,876
Brixmor Property Group, Inc.	69,013	1,768,113
Camden Property Trust (SBI)	5,960	439,788
Crown Castle International Corp.	76,532	6,540,425
Equity Residential (SBI)	47,660	3,685,071
Federal Realty Investment Trust (SBI)	26,425	3,791,723
General Growth Properties, Inc.	47,948	1,388,095
HCP, Inc.	41,274	1,535,393
Public Storage	45,048	10,336,714
Simon Property Group, Inc.	24,127	4,860,625
UDR, Inc.	10,234	352,664
Ventas, Inc.	62,971	3,382,802
Vornado Realty Trust	6,358	639,297
Welltower, Inc.	36,634	2,376,448
		62,382,522

TOTAL FINANCIALS		120,658,414

HEALTH CARE - 18.8%
Biotechnology - 0.5%
Amgen, Inc.	2,063	326,325
Baxalta, Inc.	80,673	2,779,992
		3,106,317
Health Care Equipment & Supplies - 4.8%
Abbott Laboratories	172,267	7,717,562
Baxter International, Inc.	80,814	3,021,635
Becton, Dickinson & Co.	55,650	7,931,238
C.R. Bard, Inc.	26,677	4,971,259
Medtronic PLC	67,445	4,985,534
Varian Medical Systems, Inc. (a)	49,511	3,888,099
		32,515,327
Health Care Providers & Services - 7.4%
AmerisourceBergen Corp.	67,562	6,520,409
Anthem, Inc.	7,908	1,100,398
Cardinal Health, Inc.	38,175	3,137,985
DaVita HealthCare Partners, Inc. (a)	43,936	3,405,479
Express Scripts Holding Co. (a)	60,631	5,237,306
Henry Schein, Inc. (a)	51,429	7,802,294
Laboratory Corp. of America Holdings (a)	37,260	4,573,292
McKesson Corp.	28,997	5,184,664
Patterson Companies, Inc.	56,456	2,676,014
Quest Diagnostics, Inc.	43,324	2,943,866
UnitedHealth Group, Inc.	59,407	6,996,956
		49,578,663
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	5,166	675,609
Waters Corp. (a)	7,123	910,319
		1,585,928
Pharmaceuticals - 5.9%
Allergan PLC (a)	1,835	566,042
Bristol-Myers Squibb Co.	84,247	5,556,090
Eli Lilly & Co.	83,799	6,835,484
Johnson & Johnson	87,765	8,866,898
Mallinckrodt PLC (a)	3,398	223,147
Merck & Co., Inc.	155,174	8,481,811
Pfizer, Inc.	263,860	8,923,745
		39,453,217

TOTAL HEALTH CARE		126,239,452

INDUSTRIALS - 5.1%
Aerospace & Defense - 0.2%
Lockheed Martin Corp.	6,573	1,444,943
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	83,864	8,639,669
Commercial Services & Supplies - 2.7%
Republic Services, Inc.	101,748	4,450,458
Stericycle, Inc. (a)	57,276	6,951,588
Waste Management, Inc.	124,252	6,679,788
		18,081,834
Industrial Conglomerates - 0.6%
3M Co.	23,183	3,644,599
Machinery - 0.2%
Deere & Co.	19,198	1,497,444
Professional Services - 0.1%
Nielsen Holdings PLC	13,087	621,763
Road & Rail - 0.0%
Union Pacific Corp.	3,228	288,422

TOTAL INDUSTRIALS		34,218,674

INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 1.5%
Cisco Systems, Inc.	93,486	2,697,071
Motorola Solutions, Inc.	68,766	4,811,557
QUALCOMM, Inc.	41,852	2,486,846
		9,995,474
Internet Software & Services - 2.2%
Alphabet, Inc.:
Class A (a)	5,790	4,269,488
Class C	2,938	2,088,360
eBay, Inc. (a)	79,512	2,218,385
Facebook, Inc. Class A (a)	63,478	6,472,852
		15,049,085
IT Services - 8.5%
Accenture PLC Class A	68,415	7,334,088
Automatic Data Processing, Inc.	111,127	9,666,938
Fidelity National Information Services, Inc.	53,307	3,887,146
Fiserv, Inc. (a)	81,419	7,857,748
Gartner, Inc. Class A (a)	22,014	1,996,009
IBM Corp.	33,878	4,745,630
MasterCard, Inc. Class A	16,964	1,679,266
Paychex, Inc.	183,651	9,472,719
PayPal Holdings, Inc. (a)	79,200	2,851,992
Vantiv, Inc. (a)	10,421	522,613
Visa, Inc. Class A	92,711	7,192,519
		57,206,668
Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp.	79,822	2,702,773
Software - 2.8%
Adobe Systems, Inc. (a)	31,202	2,766,369
ANSYS, Inc. (a)	13,648	1,300,791
Intuit, Inc.	43,814	4,268,798
Microsoft Corp.	87,610	4,611,790
Synopsys, Inc. (a)	104,215	5,208,666
VMware, Inc. Class A (a)	4,228	254,314
		18,410,728
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	22,397	2,676,442

TOTAL INFORMATION TECHNOLOGY		106,041,170

MATERIALS - 4.3%
Chemicals - 3.3%
Ecolab, Inc.	41,470	4,990,915
Monsanto Co.	28,260	2,634,397
Praxair, Inc.	46,400	5,154,576
Sherwin-Williams Co.	12,651	3,375,666
Sigma Aldrich Corp.	43,598	6,091,513
		22,247,067
Metals & Mining - 1.0%
Newmont Mining Corp.	356,290	6,933,403

TOTAL MATERIALS		29,180,470

TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	326,526	10,941,886
CenturyLink, Inc.	9,867	278,348
Verizon Communications, Inc.	200,086	9,380,032
		20,600,266
Wireless Telecommunication Services - 1.0%
SBA Communications Corp. Class A (a)	56,200	6,688,924

TOTAL TELECOMMUNICATION SERVICES		27,289,190

UTILITIES - 8.0%
Electric Utilities - 4.4%
Duke Energy Corp.	113,827	8,135,216
NextEra Energy, Inc.	36,989	3,797,291
Pepco Holdings, Inc.	128,332	3,417,481
Southern Co.	182,674	8,238,597
Xcel Energy, Inc.	164,998	5,878,879
		29,467,464
Multi-Utilities - 3.4%
Consolidated Edison, Inc.	125,573	8,256,425
Dominion Resources, Inc.	93,857	6,704,206
PG&E Corp.	68,752	3,671,357
Sempra Energy	7,858	804,738
WEC Energy Group, Inc.	67,140	3,461,738
		22,898,464
Water Utilities - 0.2%
American Water Works Co., Inc.	18,545	1,063,741

TOTAL UTILITIES		53,429,669

TOTAL COMMON STOCKS
(Cost $654,460,007)		665,413,264
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.25% 3/3/16 to 3/31/16 (b)
(Cost $624,465)	625,000	624,729
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 0.18% (c)
(Cost $3,056,208)	3,056,208	3,056,208
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $658,140,680)		669,094,201
NET OTHER ASSETS (LIABILITIES) - 0.1%		644,568
NET ASSETS - 100%		$669,738,769

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
29 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	3,006,865	$160,510
8 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2015	1,153,120	34,830
TOTAL FUTURES CONTRACTS			$195,340

The face value of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $242,865.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,238
Fidelity Securities Lending Cash Central Fund	22
Total	$7,260

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$54,949,800	$54,949,800	$--	$--
Consumer Staples	96,209,232	96,209,232	--	--
Energy	17,197,193	17,197,193	--	--
Financials	120,658,414	120,658,414	--	--
Health Care	126,239,452	126,239,452	--	--
Industrials	34,218,674	34,218,674	--	--
Information Technology	106,041,170	106,041,170	--	--
Materials	29,180,470	29,180,470	--	--
Telecommunication Services	27,289,190	27,289,190	--	--
Utilities	53,429,669	53,429,669	--	--
U.S. Government and Government Agency Obligations	624,729	--	624,729	--
Money Market Funds	3,056,208	3,056,208	--	--
Total Investments in Securities:	$669,094,201	$668,469,472	$624,729	$--
Derivative Instruments:
Assets
Futures Contracts	$195,340	$195,340	$--	$--
Total Assets	$195,340	$195,340	$--	$--
Total Derivative Instruments:	$195,340	$195,340	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$195,340	$0
Total Equity Risk	$195,340	$0
Total Value of Derivatives	$195,340	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI U.S. Minimum Volatility Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $655,084,472)	$666,037,993
Fidelity Central Funds (cost $3,056,208)	3,056,208
Total Investments (cost $658,140,680)		$669,094,201
Receivable for fund shares sold		983,362
Dividends receivable		825,883
Distributions receivable from Fidelity Central Funds		1,051
Prepaid expenses		14,695
Total assets		670,919,192
Liabilities
Payable for fund shares redeemed	$891,681
Accrued management fee	71,926
Payable for daily variation margin for derivative instruments	13,245
Registration fee payable	65,783
Other affiliated payables	58,594
Other payables and accrued expenses	79,194
Total liabilities		1,180,423
Net Assets		$669,738,769
Net Assets consist of:
Paid in capital		$653,992,868
Undistributed net investment income		4,717,363
Accumulated undistributed net realized gain (loss) on investments		(120,323)
Net unrealized appreciation (depreciation) on investments		11,148,861
Net Assets, for 65,515,764 shares outstanding		$669,738,769
Net Asset Value, offering price and redemption price per share ($669,738,769 ÷ 65,515,764 shares)		$10.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period May 29, 2015 (commencement of operations) to October 31, 2015
Investment Income
Dividends		$5,544,713
Interest		357
Income from Fidelity Central Funds		7,260
Total income		5,552,330
Expenses
Management fee	$247,912
Transfer agent fees	185,934
Accounting and security lending fees	89,236
Custodian fees and expenses	40,474
Independent trustees' compensation	801
Registration fees	153,122
Audit	41,112
Miscellaneous	1,230
Total expenses before reductions	759,821
Expense reductions	(376,164)	383,657
Net investment income (loss)		5,168,673
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	314,186
Futures contracts	(416,482)
Total net realized gain (loss)		(102,296)
Change in net unrealized appreciation (depreciation) on: Investment securities	10,953,521
Futures contracts	195,340
Total change in net unrealized appreciation (depreciation)		11,148,861
Net gain (loss)		11,046,565
Net increase (decrease) in net assets resulting from operations		$16,215,238

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period May 29, 2015 (commencement of operations) to October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,168,673
Net realized gain (loss)	(102,296)
Change in net unrealized appreciation (depreciation)	11,148,861
Net increase (decrease) in net assets resulting from operations	16,215,238
Share transactions
Proceeds from sales of shares	767,137,342
Cost of shares redeemed	(113,613,811)
Net increase (decrease) in net assets resulting from share transactions	653,523,531
Total increase (decrease) in net assets	669,738,769
Net Assets
Beginning of period	–
End of period (including undistributed net investment income of $4,717,363)	$669,738,769
Other Information
Shares
Sold	76,921,416
Redeemed	(11,405,652)
Net increase (decrease)	65,515,764

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity SAI U.S. Minimum Volatility Index Fund

Years ended October 31,	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	.13
Total from investment operations	.22
Net asset value, end of period	$10.22
Total ReturnC,D	2.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	.31%G
Expenses net of fee waivers, if any	.15%G
Expenses net of all reductions	.15%G
Net investment income (loss)	2.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$669,739
Portfolio turnover rateH	3%I

 A For the period May 29, 2015 (commencement of operations) to October 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2015

1. Organization.

Fidelity SAI International Minimum Volatility Index Fund and Fidelity SAI U.S. Minimum Volatility Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. Each Fund is offered exclusively to certain clients of Fidelity Management and Research Company (FMR), or its affiliates.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2015 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, futures transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity SAI International Minimum Volatility Index Fund	$732,449,840	$27,001,679	$(28,473,518)	$(1,471,839)
Fidelity SAI U.S. Minimum Volatility Index Fund	$658,254,094	$33,342,104	$(22,501,997)	$10,840,107

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity SAI International Minimum Volatility Index Fund	$5,277,278	$(1,418,127)	$(1,483,367)
Fidelity SAI U.S. Minimum Volatility Index Fund	$4,905,794	–	$10,840,107

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity SAI International Minimum Volatility Index Fund	$(1,346,137)	$(71,990)	$(1,418,127)	$(1,418,127)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity SAI International Minimum Volatility Index Fund
Equity Risk
Futures Contracts	$(446,750)	$267,245
Total Equity Risk	$(446,750)	$267,245
Totals(a)	$(446,750)	$267,245
Fidelity SAI U.S. Minimum Volatility Index Fund
Equity Risk
Futures Contracts	$(416,482)	$195,340
Total Equity Risk	$(416,482)	$195,340
Totals(a)	$(416,482)	$195,340

 (a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period for Fidelity SAI U.S. Minimum Volatility Index Fund. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Minimum Volatility Index Fund	761,984,013	29,896,830
Fidelity SAI U.S. Minimum Volatility Index Fund	670,835,562	13,159,750

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Each Fund's management fee is equal to the following annualized rate of average net assets:

Fidelity SAI International Minimum Volatility Index Fund	.15%
Fidelity SAI U.S. Minimum Volatility Index Fund	.10%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Minimum Volatility Index Fund	Borrower	$10,714,000.35%		$525

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Fidelity SAI U.S. Minimum Volatility Index Fund	$22

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2018. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity SAI International Minimum Volatility Index Fund	.20%	$431,361
Fidelity SAI U.S. Minimum Volatility Index Fund	.15%	$376,164

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity SAI International Minimum Volatility Index Fund	$1,445

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity® SAI International Minimum Volatility Index Fund and Fidelity® SAI U.S. Minimum Volatility Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity® SAI International Minimum Volatility Index Fund and Fidelity® SAI U.S. Minimum Volatility Index Fund (each a fund of Fidelity Salem Street Trust) at October 31, 2015, the results of each of their operations for the periods indicated, the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Salem Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 21, 2015

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 234 funds. Ms. Acton and Mr. Engler each oversees 220 funds. Mr. von Kuhn oversees 136 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the month in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 29, 2015 to October 31, 2015). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2015	Expenses Paid During Period
Fidelity SAI International Minimum Volatility Index Fund	.20%
Actual		$1,000.00	$961.00	$.84-B
Hypothetical-C		$1,000.00	$1,024.20	$1.02-D
Fidelity SAI U.S. Minimum Volatility Index Fund	.15%
Actual		$1,000.00	$1,022.00	$.65-B
Hypothetical-C		$1,000.00	$1,024.45	$.77-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Funds' annualized expense ratio, multiplied by the average account value over the period, multiplied by 156/365 (to reflect the period May 29, 2015 to October 31, 2015).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Fidelity SAI International Minimum Volatility Index Fund	12/14/15	12/11/15	$0.102	$0.004
Fidelity SAI U.S. Minimum Volatility Index Fund	12/14/15	12/11/15	$0.118	$0.003

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI U.S. Minimum Volatility Index Fund
Fidelity SAI International Minimum Volatility Index Fund

On April 16, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including each fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to each fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, and pricing and bookkeeping and securities lending services for each fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts. The Board considered Geode's experience in managing other equity index funds under the Board's supervision

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's proposed management fee and the projected total expense ratio of each fund in reviewing the Advisory Contracts. The Board noted that each fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of each fund is below the median expense ratio of those funds and classes used by the Board for management fee comparisons, with the exception of the Fidelity SAI U.S. Minimum Volatility Index Fund, which ranks above the median expense ratio of funds in the Institutional peer group but below the median expense ratio of funds in the No Load peer group. The Board also considered FMR's representation that it believes the expense structure of the funds more closely resembles funds in the No-Load retail universe due to the retail-like distribution and shareholder servicing characteristics of the funds and that both funds rank below median compared to the No-Load peer group.

The Board also noted that FMR had contractually agreed to reimburse each fund through December 31, 2018 to the extent total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets exceed a certain limit.

Based on its review, the Board concluded that each fund's management fee and projected total expense ratio were reasonable in light of the services that each fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Additional Information Considered by the Board:  The Board also received information explaining that each fund's investments will be chosen using an investment discipline developed by Geode, the sub-adviser to Fidelity's equity index funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be approved.

SV1-SV2-ANN-1215
1.9867660.100

Fidelity® Series Global ex U.S. Index Fund Annual Report October 31, 2015

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2015	Past 1 year	Past 5 years	Life of fundA
Fidelity® Series Global ex U.S. Index Fund	(5.53)%	2.39%	3.69%

 A From September 29, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Global ex U.S. Index Fund on September 29, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Index performed over the same period.

Period Ending Values
$12,470	Fidelity® Series Global ex U.S. Index Fund
$12,800	MSCI ACWI (All Country World Index) ex USA Index

Management's Discussion of Fund Performance

Market Recap:  International equities suffered a moderate setback for the 12 months ending October 31, 2015, held back by a collapse in commodities prices that hurt resources-related sectors and geographies. The MSCI ACWI (All Country World Index) ex USA Index returned -4.55% for the period, affected also by concerns about global economic growth. Commodity producers remained under pressure for much of the past year, largely related to economic deceleration in China (-1%), the world’s second-largest economy and a leading consumer of raw materials. This effect was exacerbated by U.S. dollar strength relative to global currencies, which weighed on commodities priced in dollars and acutely impacted equity returns within regions most exposed to resources prices. The emerging-markets group, for example, returned about -15% this period. Canada, a significant energy producer, returned roughly -17%. Net energy consumer Japan (+9%) was the best-performing region by far. Only about a quarter of the nearly 50 index countries managed a gain this period: Ireland (+19%) – the EU’s fastest-growing economy – and Israel (+17%) proved top performers; Greece (-56%) and Brazil (-46%), among the worst. As for sectors, energy (-25%) and materials (-16%) declined sharply, whereas the two consumer sectors each gained about 6%.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund slightly trailed its benchmark, the MSCI ACWI (All Country World Index) ex USA Index. (The fund’s performance relative to the index can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Materials and energy stocks were poor performers in absolute terms, hurt by waning demand for commodities. Shares of BHP Billiton, returned about -37%, affected by sliding iron ore prices. Glencore, a more diversified mining company, returned -64%. Energy giant Royal Dutch Shell also struggled, returning roughly -24% largely due to declining crude prices. Elsewhere, bank stocks fell, including HSBC Holdings, based in the U.K.; Banco Santander (Spain); Australia & New Zealand Banking Group; and Commonwealth Bank of Australia. On the positive side, the top contributor in absolute terms was Swiss food products giant Nestle, the largest position in the index and fund. Pharmaceutical companies Novo-Nordisk and Sanofi, based in Switzerland and France, respectively, added value, as did China-based and Grand Cayman-listed media company Tencent Holdings. Japanese auto manufacturer Toyota Motor further contributed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2015
Japan	16.4%
United Kingdom	13.6%
France	6.9%
Switzerland	6.8%
Germany	6.5%
Canada	6.2%
Australia	4.5%
Korea (South)	3.3%
Hong Kong	2.7%
Other*	33.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities)

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of April 30, 2015
Japan	15.7%
United Kingdom	13.4%
Canada	6.9%
France	6.7%
Switzerland	6.5%
Germany	6.4%
Australia	5.1%
Korea (South)	3.3%
Hong Kong	3.1%
Other*	32.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Top Ten Stocks as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.4	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.2	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1	1.1
Toyota Motor Corp. (Japan, Automobiles)	0.9	1.0
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.9	1.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.8	0.8
Sanofi SA (France, Pharmaceuticals)	0.7	0.6
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.6	0.5
Bayer AG (Germany, Pharmaceuticals)	0.6	0.6
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.6	0.7
	8.8

Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.2	28.8
Consumer Discretionary	11.6	12.0
Industrials	10.3	9.7
Consumer Staples	10.1	9.4
Health Care	9.2	8.6
Information Technology	7.8	7.5
Materials	6.3	7.5
Energy	6.1	7.2
Telecommunication Services	5.3	5.3
Utilities	3.8	3.8

Investments October 31, 2015

Showing Percentage of Net Assets

Common Stocks - 96.6%
		Shares	Value
Australia - 4.5%
AGL Energy Ltd.		115,064	$1,364,504
Alumina Ltd.		416,322	319,404
Amcor Ltd.		203,517	1,965,732
AMP Ltd.		505,226	2,049,101
APA Group unit		190,048	1,238,199
Aristocrat Leisure Ltd.		92,844	612,856
Asciano Ltd.		166,630	970,372
ASX Ltd.		32,988	964,364
Aurizon Holdings Ltd.		360,930	1,323,355
Australia & New Zealand Banking Group Ltd.		472,848	9,145,025
Bank of Queensland Ltd.		63,821	591,659
Bendigo & Adelaide Bank Ltd.		78,282	593,860
BHP Billiton Ltd.		548,927	9,002,811
Boral Ltd.		128,428	491,265
Brambles Ltd.		271,118	1,996,508
Caltex Australia Ltd.		46,163	1,033,418
Cimic Group Ltd.		17,302	339,174
Coca-Cola Amatil Ltd.		98,813	639,443
Cochlear Ltd.		9,887	624,001
Commonwealth Bank of Australia		290,311	15,763,304
Computershare Ltd.		81,923	627,895
Crown Ltd.		63,418	513,972
CSL Ltd.		79,899	5,310,911
DEXUS Property Group unit		164,192	901,311
Flight Centre Travel Group Ltd. (a)		9,128	245,576
Fortescue Metals Group Ltd. (a)		264,845	391,345
Goodman Group unit		298,672	1,281,414
Harvey Norman Holdings Ltd.		91,835	258,016
Healthscope Ltd.		192,091	367,752
Iluka Resources Ltd.		70,997	321,949
Incitec Pivot Ltd.		282,793	789,712
Insurance Australia Group Ltd.		400,587	1,592,276
Lend Lease Group unit		94,483	869,006
Macquarie Group Ltd.		51,259	3,103,675
Medibank Private Ltd.		473,509	794,380
Mirvac Group unit		635,403	812,202
National Australia Bank Ltd.		447,003	9,545,597
Newcrest Mining Ltd. (b)		130,949	1,140,731
Orica Ltd. (a)		62,796	734,612
Origin Energy Ltd. (a)		298,365	1,159,388
Platinum Asset Management Ltd.		39,175	205,394
Qantas Airways Ltd.		145,592	407,635
QBE Insurance Group Ltd.		233,831	2,188,831
Ramsay Health Care Ltd.		24,178	1,062,808
realestate.com.au Ltd.		8,815	299,585
Rio Tinto Ltd.		72,433	2,590,064
Santos Ltd. (a)		174,214	719,179
Scentre Group unit		907,840	2,662,814
SEEK Ltd.		54,786	497,695
Sonic Healthcare Ltd.		66,887	914,788
South32 Ltd. (b)		897,217	929,081
South32 Ltd. sponsored ADR (a)(b)		2,887	14,839
SP AusNet		290,068	297,504
Stockland Corp. Ltd. unit		400,622	1,149,806
Suncorp Group Ltd.		219,987	2,043,583
Sydney Airport unit		185,887	849,524
Tabcorp Holdings Ltd.		139,026	464,636
Tatts Group Ltd.		249,997	701,924
Telstra Corp. Ltd.		728,181	2,790,131
The GPT Group unit		300,338	1,017,193
TPG Telecom Ltd.		47,889	375,350
Transurban Group unit		326,149	2,416,779
Treasury Wine Estates Ltd.		123,264	616,944
Vicinity Centers unit		573,896	1,185,533
Wesfarmers Ltd.		191,843	5,364,756
Westfield Corp. unit (b)		336,604	2,442,103
Westpac Banking Corp.		533,377	11,880,451
Westpac Banking Corp. (b)		23,190	498,880
Woodside Petroleum Ltd.		126,863	2,660,693
Woolworths Ltd.		216,419	3,707,522
WorleyParsons Ltd.		36,481	168,304

TOTAL AUSTRALIA			134,914,404

Austria - 0.1%
Andritz AG		13,194	664,502
Erste Group Bank AG (b)		47,743	1,400,191
IMMOEAST AG (b)		928	0
OMV AG		25,481	678,088
Raiffeisen International Bank-Holding AG (a)(b)		19,845	313,808
Voestalpine AG		19,490	705,869

TOTAL AUSTRIA			3,762,458

Bailiwick of Jersey - 0.8%
Experian PLC		168,592	2,879,708
Glencore Xstrata PLC		2,091,791	3,627,793
Petrofac Ltd.		43,421	564,286
Randgold Resources Ltd.		15,921	1,067,772
Shire PLC		101,167	7,661,466
Wolseley PLC		44,476	2,611,245
WPP PLC		222,596	4,989,897

TOTAL BAILIWICK OF JERSEY			23,402,167

Belgium - 1.0%
Ageas		34,405	1,520,338
Anheuser-Busch InBev SA NV		137,489	16,405,820
Belgacom SA		25,894	897,369
Colruyt NV		12,223	605,316
Delhaize Group SA		17,676	1,640,136
Groupe Bruxelles Lambert SA		13,860	1,126,473
KBC Groep NV		42,808	2,607,889
Solvay SA Class A		10,129	1,145,023
Telenet Group Holding NV (b)		8,899	517,864
UCB SA		21,622	1,871,696
Umicore SA		15,992	679,684

TOTAL BELGIUM			29,017,608

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (b)		410,000	326,369
Alibaba Pictures Group Ltd. (a)(b)		1,730,000	460,695
Beijing Enterprises Water Group Ltd.		738,000	584,512
Brilliance China Automotive Holdings Ltd.		520,000	721,055
Cheung Kong Infrastructure Holdings Ltd.		108,000	1,001,914
China Gas Holdings Ltd.		300,000	477,455
China Resource Gas Group Ltd.		154,000	422,429
Cosco Pacific Ltd.		289,377	374,369
Credicorp Ltd. (United States)		11,644	1,317,868
First Pacific Co. Ltd.		394,078	269,660
GOME Electrical Appliances Holdings Ltd.		1,984,418	362,612
Haier Electronics Group Co. Ltd.		215,000	415,520
Hanergy Thin Film Power Group Ltd. (b)		1,902,000	532,560
Kerry Properties Ltd.		108,000	319,696
Kunlun Energy Co. Ltd.		548,000	447,373
Li & Fung Ltd.		1,014,000	822,013
Luye Pharma Group Ltd. (b)		221,500	217,812
Nine Dragons Paper (Holdings) Ltd.		288,000	190,034
Noble Group Ltd.		808,597	290,318
NWS Holdings Ltd.		261,786	393,453
Seadrill Ltd. (a)(b)		61,775	386,787
Shangri-La Asia Ltd.		210,000	192,185
Sihuan Pharmaceutical Holdings Group Ltd.		614,000	328,776
Yue Yuen Industrial (Holdings) Ltd.		129,500	472,423

TOTAL BERMUDA			11,327,888

Brazil - 0.8%
Ambev SA		740,230	3,664,153
B2W Companhia Global do Varejo (b)		18,300	69,185
Banco Bradesco SA		126,420	768,377
Banco do Brasil SA		148,800	616,182
Banco Santander SA (Brasil) unit		77,000	276,130
BB Seguridade Participacoes SA		120,300	829,752
BM&F BOVESPA SA		296,300	875,866
BR Malls Participacoes SA		75,400	218,973
Brasil Foods SA		102,300	1,594,231
CCR SA		147,900	464,806
Cetip SA - Mercados Organizado		38,660	341,836
Cielo SA		145,716	1,383,273
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		57,200	248,286
Companhia Siderurgica Nacional SA (CSN)		104,100	117,150
Cosan SA Industria e Comercio		20,900	133,912
CPFL Energia SA		37,150	149,215
Cyrela Brazil Realty SA		49,500	115,004
Drogasil SA		35,800	371,224
Duratex SA		57,266	95,034
Ecorodovias Infraestrutura e Logistica SA		42,700	65,879
Embraer SA		114,700	841,093
Energias do Brasil SA		43,300	126,648
Equatorial Energia SA		30,000	267,519
Estacio Participacoes SA		49,900	200,037
Fibria Celulose SA		41,795	570,481
Hypermarcas SA (b)		60,000	272,264
JBS SA		123,700	457,073
Klabin SA unit		92,500	525,995
Kroton Educacional SA		232,892	595,432
Localiza Rent A Car SA		24,960	168,275
Lojas Americanas SA		28,775	87,298
Lojas Renner SA		107,000	513,283
M. Dias Branco SA		6,300	114,188
Multiplan Empreendimentos Imobiliarios SA		13,600	148,359
Natura Cosmeticos SA		29,400	174,576
Odontoprev SA		48,600	124,507
Petroleo Brasileiro SA - Petrobras (ON) (b)		464,211	1,129,066
Porto Seguro SA		18,900	158,441
Qualicorp SA		37,400	157,104
Sul America SA unit		29,542	145,008
Terna Participacoes SA unit		18,700	96,493
TIM Participacoes SA		140,603	308,072
Totvs SA		20,500	181,635
Tractebel Energia SA		27,200	238,883
Ultrapar Participacoes SA		62,100	1,078,866
Vale SA		193,600	856,417
Vale SA sponsored ADR (a)		26,400	115,104
Via Varejo SA unit		18,900	20,828
Weg SA		95,820	357,783

TOTAL BRAZIL			22,429,196

Canada - 6.1%
Agnico Eagle Mines Ltd. (Canada)		37,030	1,046,672
Agrium, Inc.		23,190	2,157,436
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		71,576	3,079,038
AltaGas Ltd. (a)		24,820	640,810
ARC Resources Ltd. (a)		57,720	851,057
ATCO Ltd. Class I (non-vtg.)		12,947	369,815
Bank of Montreal (a)		110,601	6,431,707
Bank of Nova Scotia		207,748	9,769,367
Barrick Gold Corp.		199,086	1,530,142
Baytex Energy Corp.		36,333	147,822
BCE, Inc.		24,640	1,065,045
BlackBerry Ltd. (b)		86,702	631,898
Bombardier, Inc. Class B (sub. vtg.)		338,568	367,671
Brookfield Asset Management, Inc. Class A		147,618	5,156,921
CAE, Inc.		46,343	523,113
Cameco Corp.		68,084	964,298
Canadian Imperial Bank of Commerce		67,877	5,205,495
Canadian National Railway Co.		137,158	8,377,799
Canadian Natural Resources Ltd.		187,162	4,339,822
Canadian Oil Sands Ltd.		83,908	633,353
Canadian Pacific Railway Ltd.		26,606	3,738,798
Canadian Tire Ltd. Class A (non-vtg.)		12,573	1,105,955
Canadian Utilities Ltd. Class A (non-vtg.)		21,334	561,249
Cenovus Energy, Inc.		141,708	2,111,098
CGI Group, Inc. Class A (sub. vtg.) (b)		38,422	1,427,162
CI Financial Corp.		41,001	978,305
Constellation Software, Inc.		3,252	1,405,154
Crescent Point Energy Corp. (a)		84,832	1,156,092
Dollarama, Inc.		20,979	1,417,157
Eldorado Gold Corp.		119,647	418,161
Empire Co. Ltd. Class A (non-vtg.)		29,426	616,380
Enbridge, Inc.		146,475	6,260,697
Encana Corp.		143,949	1,095,360
Enerplus Corp.		35,009	165,192
Fairfax Financial Holdings Ltd. (sub. vtg.)		3,683	1,813,672
Finning International, Inc.		28,768	459,813
First Capital Realty, Inc.		18,690	276,862
First Quantum Minerals Ltd.		116,523	622,003
Fortis, Inc.		47,399	1,372,019
Franco-Nevada Corp.		26,756	1,357,034
George Weston Ltd.		8,833	743,874
Gildan Activewear, Inc.		39,285	1,129,339
Goldcorp, Inc.		141,847	1,814,852
Great-West Lifeco, Inc.		51,183	1,356,686
H&R REIT/H&R Finance Trust		22,712	364,406
Husky Energy, Inc.		59,116	798,853
IGM Financial, Inc. (a)		17,145	495,626
Imperial Oil Ltd.		50,796	1,690,222
Industrial Alliance Insurance and Financial Services, Inc.		17,585	576,932
Intact Financial Corp.		22,463	1,604,328
Inter Pipeline Ltd.		57,274	1,073,121
Jean Coutu Group, Inc. Class A (sub. vtg.)		14,894	227,009
Keyera Corp.		29,107	898,186
Kinross Gold Corp. (b)		192,394	386,966
Loblaw Companies Ltd.		38,641	2,036,070
Magna International, Inc. Class A (sub. vtg.)		70,150	3,699,560
Manulife Financial Corp.		336,890	5,585,634
MEG Energy Corp. (b)		27,748	230,880
Methanex Corp.		15,436	615,858
Metro, Inc. Class A (sub. vtg.)		42,393	1,212,201
National Bank of Canada		56,304	1,864,887
Onex Corp. (sub. vtg.)		14,794	896,963
Open Text Corp.		20,947	970,937
Paramount Resources Ltd. Class A (b)		10,008	101,259
Pembina Pipeline Corp.		58,352	1,466,833
Peyto Exploration & Development Corp.		26,193	540,847
Potash Corp. of Saskatchewan, Inc.		142,517	2,886,089
Power Corp. of Canada (sub. vtg.) (a)		63,720	1,432,189
Power Financial Corp.		42,829	1,059,589
PrairieSky Royalty Ltd. (a)		24,679	485,615
Restaurant Brands International, Inc.		34,545	1,386,450
RioCan (REIT)		26,027	507,562
Rogers Communications, Inc. Class B (non-vtg.)		61,828	2,460,164
Royal Bank of Canada		246,616	14,101,773
Saputo, Inc.		43,719	1,042,489
Shaw Communications, Inc. Class B		68,669	1,425,790
Silver Wheaton Corp.		69,642	946,420
SNC-Lavalin Group, Inc.		26,034	834,418
Sun Life Financial, Inc.		104,636	3,528,944
Suncor Energy, Inc.		247,167	7,354,901
Teck Resources Ltd. Class B (sub. vtg.)		96,038	562,596
TELUS Corp.		34,082	1,137,457
The Toronto-Dominion Bank		316,086	12,976,060
Thomson Reuters Corp.		60,293	2,475,167
Tourmaline Oil Corp. (b)		30,899	642,981
TransAlta Corp.		47,126	219,844
TransCanada Corp.		121,251	4,080,028
Turquoise Hill Resources Ltd. (b)		175,019	473,820
Valeant Pharmaceuticals International, Inc. (Canada) (b)		55,616	5,190,713
Veresen, Inc.		48,361	420,884
Vermilion Energy, Inc. (a)		18,867	663,866
West Fraser Timber Co. Ltd.		11,562	409,126
Yamana Gold, Inc.		156,690	342,714

TOTAL CANADA			183,077,422

Cayman Islands - 1.5%
AAC Technology Holdings, Inc.		126,500	802,235
Anta Sports Products Ltd.		170,000	475,546
ASM Pacific Technology Ltd.		40,600	288,287
Belle International Holdings Ltd.		791,000	767,774
Casetek Holdings		24,000	105,714
Chailease Holding Co. Ltd.		178,977	343,455
Cheung Kong Property Holdings Ltd.		462,116	3,233,491
China Conch Venture Holdings Ltd.		228,500	520,853
China Huishan Dairy Hld Co. Ltd. (a)		1,079,000	409,747
China Medical System Holdings Ltd.		186,000	255,483
China Mengniu Dairy Co. Ltd.		470,000	910,392
China Resources Cement Holdings Ltd.		331,035	133,586
China Resources Land Ltd.		472,465	1,227,741
China State Construction International Holdings Ltd.		304,000	461,289
CK Hutchison Holdings Ltd.		461,616	6,321,140
Country Garden Holdings Co. Ltd.		946,537	359,527
ENN Energy Holdings Ltd.		128,000	733,266
Evergrande Real Estate Group Ltd.		950,000	726,497
GCL-Poly Energy Holdings Ltd. (b)		1,854,000	382,942
Geely Automobile Holdings Ltd.		880,000	469,276
Haitian International Holdings Ltd.		111,000	194,217
Hengan International Group Co. Ltd.		125,000	1,349,804
Kingsoft Corp. Ltd.		141,000	319,065
Longfor Properties Co. Ltd.		251,000	336,302
MGM China Holdings Ltd.		158,400	231,040
New World China Land Ltd.		436,000	288,682
Sands China Ltd.		414,000	1,490,795
Semiconductor Manufacturing International Corp. (b)		4,417,000	409,190
Shenzhou International Group Holdings Ltd.		95,000	468,157
Shimao Property Holdings Ltd.		241,000	422,073
Shui On Land Ltd.		643,170	176,967
Sino Biopharmaceutical Ltd.		512,000	636,263
SOHO China Ltd.		372,500	191,564
Sunac China Holdings Ltd.		334,000	204,838
Tencent Holdings Ltd.		881,100	16,608,188
Tingyi (Cayman Islands) Holding Corp.		334,000	571,822
TPK Holding Co. Ltd.		51,496	128,482
Want Want China Holdings Ltd.		1,016,000	844,404
WH Group Ltd. (b)		979,500	540,144
Wynn Macau Ltd. (a)		263,600	361,879
Zhen Ding Technology Holding Ltd.		67,230	192,174

TOTAL CAYMAN ISLANDS			44,894,291

Chile - 0.2%
AES Gener SA		430,165	206,023
Aguas Andinas SA		439,939	230,139
Banco de Chile		4,079,179	431,247
Banco de Credito e Inversiones		5,580	227,541
Banco Santander Chile		11,210,539	532,523
Cencosud SA		227,770	499,082
Colbun SA		1,336,502	355,602
Compania Cervecerias Unidas SA		24,648	294,889
Compania de Petroleos de Chile SA (COPEC)		79,018	737,105
CorpBanca SA		26,487,761	243,026
Empresa Nacional de Electricidad SA		560,129	698,997
Empresa Nacional de Telecomunicaciones SA (ENTEL)		20,452	189,272
Empresas CMPC SA		209,980	517,397
Enersis SA		3,363,380	890,028
LATAM Airlines Group SA (b)		51,831	277,311
S.A.C.I. Falabella		84,250	566,499
Sonda SA		82,649	133,006
Vina Concha y Toro SA		59,320	101,047

TOTAL CHILE			7,130,734

China - 2.5%
Agricultural Bank of China Ltd. (H Shares)		3,937,000	1,609,881
Air China Ltd. (H Shares)		306,000	294,744
Aluminum Corp. of China Ltd. (H Shares) (b)		662,000	213,219
Anhui Conch Cement Co. Ltd. (H Shares)		212,500	648,401
AviChina Industry & Technology Co. Ltd. (H Shares)		356,000	290,123
Bank Communications Co. Ltd. (H Shares)		1,495,200	1,102,859
Bank of China Ltd. (H Shares)		13,578,024	6,402,872
BBMG Corp. (H Shares)		198,500	139,104
Beijing Capital International Airport Co. Ltd. (H Shares)		312,000	333,949
BYD Co. Ltd. (H Shares) (b)		108,500	674,622
CGN Power Co. Ltd.		1,538,000	634,943
China Cinda Asset Management Co. Ltd. (H Shares)		1,512,000	587,860
China CITIC Bank Corp. Ltd. (H Shares) (b)		1,404,293	908,121
China Coal Energy Co. Ltd. (H Shares) (a)		614,000	262,771
China Communications Construction Co. Ltd. (H Shares)		757,000	1,044,802
China Communications Services Corp. Ltd. (H Shares)		392,000	157,252
China Construction Bank Corp. (H Shares)		14,379,649	10,421,737
China Cosco Holdings Co. Ltd. (H Shares) (b)		440,000	280,443
China Everbright Bank Co. Ltd. (H Shares)		530,000	259,733
China Galaxy Securities Co. Ltd. (H Shares)		563,000	487,307
China International Marine Containers (Group) Ltd. (H Shares)		86,500	153,465
China Life Insurance Co. Ltd. (H Shares)		1,272,000	4,586,939
China Longyuan Power Grid Corp. Ltd. (H Shares)		545,000	498,264
China Merchants Bank Co. Ltd. (H Shares)		784,191	2,047,458
China Minsheng Banking Corp. Ltd. (H Shares)		1,008,860	1,013,861
China National Building Materials Co. Ltd. (H Shares)		476,000	295,747
China Oilfield Services Ltd. (H Shares)		302,000	336,452
China Pacific Insurance (Group) Co. Ltd. (H Shares)		450,400	1,794,122
China Petroleum & Chemical Corp. (H Shares)		4,359,800	3,142,736
China Railway Construction Corp. Ltd. (H Shares)		341,000	509,722
China Railway Group Ltd. (H Shares)		681,000	641,491
China Shenhua Energy Co. Ltd. (H Shares)		580,500	976,707
China Shipping Container Lines Co. Ltd. (H Shares) (b)		594,000	238,348
China Southern Airlines Ltd. (H Shares)		304,000	258,358
China Telecom Corp. Ltd. (H Shares)		2,368,000	1,235,201
China Vanke Co. Ltd. (H Shares)		219,700	512,702
Chongqing Changan Automobile Co. Ltd. (B Shares)		145,300	267,417
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		438,000	275,075
CITIC Securities Co. Ltd. (H Shares)		372,000	801,595
CRRC Corp. Ltd. (H Shares) (a)		746,800	949,345
Dalian Wanda Commercial Properties Co., Ltd.		101,600	678,096
Datang International Power Generation Co. Ltd. (H Shares)		466,000	171,502
Dongfeng Motor Group Co. Ltd. (H Shares)		470,000	674,638
GF Securities Co. Ltd. (a)(b)		160,000	315,915
Great Wall Motor Co. Ltd. (H Shares)		534,000	648,470
Guangzhou Automobile Group Co. Ltd. (H Shares)		371,376	324,726
Guangzhou R&F Properties Co. Ltd. (H Shares)		169,600	168,321
Haitong Securities Co. Ltd. (H Shares)		550,800	958,336
Huadian Power International Corp. Ltd. (H Shares)		280,000	204,725
Huaneng Power International, Inc. (H Shares)		608,000	658,246
Huaneng Renewables Corp. Ltd. (H Shares)		654,000	203,102
Huatai Securities Co. Ltd. (b)		144,200	327,201
Industrial & Commercial Bank of China Ltd. (H Shares)		12,610,008	7,998,601
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		190,200	159,388
Jiangsu Expressway Co. Ltd. (H Shares)		210,000	283,939
Jiangxi Copper Co. Ltd. (H Shares)		224,000	294,992
New China Life Insurance Co. Ltd. (H Shares)		130,700	575,524
People's Insurance Co. of China Group (H Shares)		1,129,000	604,218
PetroChina Co. Ltd. (H Shares)		3,606,000	2,823,152
PICC Property & Casualty Co. Ltd. (H Shares)		587,334	1,332,702
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		891,000	5,001,406
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		324,000	223,711
Shanghai Electric Group Co. Ltd. (H Shares) (a)		478,000	303,300
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H		66,500	216,056
Shanghai Pharma Holding Co. Ltd. (H Shares)		118,400	273,096
Sinopec Engineering Group Co. Ltd. (H Shares) (c)		218,000	187,673
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares) (b)		612,000	254,025
Sinopharm Group Co. Ltd. (H Shares)		201,200	829,169
Sinotrans Ltd. (H Shares)		318,000	172,677
Tsingtao Brewery Co. Ltd. (H Shares)		60,000	286,410
Weichai Power Co. Ltd. (H Shares)		162,400	172,205
Yanzhou Coal Mining Co. Ltd. (H Shares) (a)		334,000	160,370
Zhejiang Expressway Co. Ltd. (H Shares)		244,000	299,961
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		89,500	579,373
Zijin Mining Group Co. Ltd. (H Shares)		1,023,000	273,675
ZTE Corp. (H Shares)		132,136	318,196

TOTAL CHINA			76,246,845

Colombia - 0.1%
Almacenes Exito SA		33,744	152,122
Cementos Argos SA		67,858	224,866
Corporacion Financiera Colombiana SA		13,426	175,368
Corporacion Financiera Colombiana SA (RFD) (b)		124	1,537
Ecopetrol SA		860,243	400,873
Grupo de Inversiones Suramerica SA		39,821	505,563
Interconexion Electrica SA ESP		66,735	159,869
Inversiones Argos SA		48,364	297,162
Isagen SA		140,075	148,440

TOTAL COLOMBIA			2,065,800

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		27,098	542,147
Komercni Banka A/S		2,642	546,809

TOTAL CZECH REPUBLIC			1,088,956

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A		682	976,893
Series B		1,198	1,766,349
Carlsberg A/S Series B		18,288	1,499,204
Coloplast A/S Series B		18,999	1,363,084
Danske Bank A/S		120,584	3,315,800
DSV de Sammensluttede Vognmaend A/S		29,804	1,208,445
ISS Holdings A/S		25,536	898,721
Novo Nordisk A/S:
Series B		316,493	16,806,887
Series B sponsored ADR		18,490	983,298
Novozymes A/S Series B		39,861	1,848,369
Pandora A/S		18,793	2,168,205
TDC A/S		139,718	732,338
Tryg A/S		20,300	365,154
Vestas Wind Systems A/S		38,263	2,230,894
William Demant Holding A/S (b)		4,301	373,512

TOTAL DENMARK			36,537,153

Egypt - 0.0%
Commercial International Bank SAE		109,114	720,175
Commercial International Bank SAE sponsored GDR		32,139	188,013
Global Telecom Holding (b)		361,388	84,158
Global Telecom Holding GDR (b)		10,000	11,650
Talaat Moustafa Group Holding		182,639	152,615

TOTAL EGYPT			1,156,611

Finland - 0.6%
Elisa Corp. (A Shares)		24,473	922,534
Fortum Corp.		76,049	1,141,512
Kone Oyj (B Shares)		57,629	2,462,625
Metso Corp.		18,946	463,972
Neste Oyj		21,460	523,650
Nokia Corp.		628,606	4,676,114
Nokian Tyres PLC		19,619	740,637
Orion Oyj (B Shares)		17,271	617,622
Sampo Oyj (A Shares)		76,485	3,741,067
Stora Enso Oyj (R Shares)		94,571	878,238
UPM-Kymmene Corp.		91,161	1,709,181
Wartsila Corp.		25,315	1,081,771

TOTAL FINLAND			18,958,923

France - 6.8%
Accor SA		35,708	1,776,408
Aeroports de Paris		5,006	629,479
Air Liquide SA (b)		20,240	2,624,090
Air Liquide SA		25,841	3,350,253
Alcatel-Lucent SA (b)		482,327	1,957,928
Alstom SA (a)(b)		37,077	1,209,289
Arkema SA		11,214	821,400
Atos Origin SA		14,806	1,181,217
AXA SA		335,630	8,957,332
BIC SA		4,953	790,024
BNP Paribas SA		181,071	11,003,080
Bollore Group		145,020	717,940
Bollore Group (b)		642	3,177
Bouygues SA		34,522	1,308,364
Bureau Veritas SA		45,628	1,032,096
Capgemini SA		26,590	2,369,292
Carrefour SA		94,103	3,070,262
Casino Guichard Perrachon SA		9,840	566,348
Christian Dior SA		9,315	1,834,564
CNP Assurances		29,888	426,934
Compagnie de St. Gobain		81,632	3,427,290
Credit Agricole SA		176,282	2,233,135
Danone SA		99,073	6,885,577
Dassault Systemes SA		21,809	1,722,886
Edenred SA		35,556	653,933
EDF SA (b)		14,200	264,441
EDF SA (b)		9,060	168,721
EDF SA		18,482	344,182
Engie		249,950	4,385,352
Essilor International SA		35,060	4,611,026
Eurazeo SA		6,691	471,485
Eutelsat Communications		29,218	964,209
Fonciere des Regions		5,009	472,324
Gecina SA		5,982	765,692
Groupe Eurotunnel SA		79,816	1,118,624
Hermes International SCA		4,511	1,737,919
ICADE		5,948	440,583
Iliad SA		4,506	948,144
Imerys SA		6,041	413,792
Ingenico SA		9,375	1,107,210
JCDecaux SA		12,561	511,761
Kering SA		12,956	2,401,343
Klepierre SA		32,198	1,528,677
L'Oreal SA (b)		14,100	2,574,616
L'Oreal SA		20,062	3,663,259
L'Oreal SA (b)		8,931	1,630,773
Lagardere S.C.A. (Reg.)		19,764	576,155
Legrand SA		45,481	2,497,658
LVMH Moet Hennessy - Louis Vuitton SA		47,757	8,890,894
Michelin CGDE Series B		31,843	3,172,464
Natixis SA		160,130	982,565
Numericable Group SA (b)		16,774	759,956
Orange SA		339,409	5,984,354
Pernod Ricard SA		36,305	4,279,723
Peugeot Citroen SA (b)		73,771	1,299,985
Publicis Groupe SA		32,229	2,093,123
Remy Cointreau SA		4,140	288,586
Renault SA		32,832	3,095,171
Rexel SA		49,224	672,826
Safran SA		49,878	3,788,437
Sanofi SA		195,410	19,712,152
Sanofi SA sponsored ADR		11,693	588,626
Schneider Electric SA		95,011	5,730,601
SCOR SE		26,266	978,281
Societe Generale Series A		124,033	5,760,493
Sodexo SA (b)		6,008	534,944
Sodexo SA (b)		1,778	158,311
Sodexo SA		8,371	745,343
Suez Environnement SA		50,971	970,230
Technip SA		18,056	940,894
Thales SA		17,833	1,292,891
Total SA		361,127	17,463,682
Total SA sponsored ADR (a)		13,548	653,420
Unibail-Rodamco		16,821	4,700,142
Valeo SA		13,578	2,100,798
Veolia Environnement SA		76,752	1,782,967
VINCI SA		81,665	5,512,103
Vivendi SA		197,948	4,761,998
Wendel SA		4,828	579,489
Zodiac Aerospace		34,677	877,049

TOTAL FRANCE			205,302,742

Germany - 6.2%
adidas AG		35,727	3,201,799
Allianz SE		78,131	13,678,221
Axel Springer Verlag AG		7,445	418,678
BASF AG		156,961	12,858,850
Bayer AG		141,370	18,864,770
Bayerische Motoren Werke AG (BMW)		56,403	5,777,269
Beiersdorf AG		17,251	1,639,582
Brenntag AG		26,350	1,592,219
Commerzbank AG (b)		181,876	2,001,999
Continental AG		18,800	4,521,277
Daimler AG (Germany)		164,502	14,285,248
Deutsche Bank AG		235,816	6,604,755
Deutsche Boerse AG		32,933	3,032,987
Deutsche Lufthansa AG (b)		39,464	582,816
Deutsche Post AG		165,504	4,916,522
Deutsche Telekom AG		542,389	10,159,810
Deutsche Wohnen AG (Bearer)		57,434	1,620,300
E.ON AG		342,088	3,608,739
Evonik Industries AG		23,987	871,770
Fraport AG Frankfurt Airport Services Worldwide		6,952	441,103
Fresenius Medical Care AG & Co. KGaA		34,821	3,134,153
Fresenius Medical Care AG & Co. KGaA sponsored ADR (a)		4,913	220,741
Fresenius SE & Co. KGaA		64,920	4,770,477
GEA Group AG		31,274	1,254,048
Hannover Reuck SE		10,269	1,187,951
HeidelbergCement Finance AG		24,116	1,797,469
Henkel AG & Co. KGaA		18,106	1,672,661
Hugo Boss AG		11,413	1,174,583
Infineon Technologies AG		192,203	2,367,542
K&S AG		32,824	828,559
Kabel Deutschland Holding AG		3,767	479,481
Lanxess AG		15,763	846,755
Linde AG		31,720	5,502,462
MAN SE		5,973	622,929
Merck KGaA		22,075	2,156,328
Metro AG		30,577	942,481
Muenchener Rueckversicherungs AG		28,521	5,686,914
OSRAM Licht AG		15,238	896,639
ProSiebenSat.1 Media AG		37,346	2,020,112
RWE AG		83,688	1,164,608
SAP AG		167,980	13,242,719
Siemens AG		132,586	13,317,484
Siemens AG sponsored ADR		2,955	297,184
Symrise AG		21,009	1,383,843
Telefonica Deutschland Holding AG		102,556	660,415
Thyssenkrupp AG		69,201	1,395,997
TUI AG		26,331	489,338
TUI AG		58,859	1,097,011
United Internet AG		20,957	1,089,009
Volkswagen AG (a)		6,251	865,585
Vonovia SE		79,574	2,654,858

TOTAL GERMANY			185,899,050

Greece - 0.1%
Alpha Bank AE (b)		576,027	72,844
EFG Eurobank Ergasias SA (b)		1,238,705	42,226
Folli Follie SA		5,021	101,096
Greek Organization of Football Prognostics SA		37,506	332,010
Hellenic Telecommunications Organization SA		41,748	388,842
Jumbo SA		15,270	147,767
National Bank of Greece SA (b)		232,470	174,467
Piraeus Bank SA(b)		318,337	32,556
Titan Cement Co. SA (Reg.)		8,214	180,199

TOTAL GREECE			1,472,007

Hong Kong - 2.7%
AIA Group Ltd.		2,059,800	12,077,290
Bank of East Asia Ltd.		199,755	746,373
Beijing Enterprises Holdings Ltd.		86,000	542,896
BOC Hong Kong (Holdings) Ltd.		632,500	2,022,536
Cathay Pacific Airways Ltd.		193,000	382,786
China Agri-Industries Holdings Ltd. (b)		418,382	153,595
China Everbright International Ltd.		426,000	686,019
China Everbright Ltd.		154,000	362,446
China Jinmao Hlds Group Ltd.		550,000	151,484
China Merchants Holdings International Co. Ltd.		198,712	659,922
China Mobile Ltd.		1,050,000	12,589,390
China Overseas Land and Investment Ltd.		672,000	2,170,471
China Overseas Property Holdings Ltd. (b)		224,000	38,208
China Power International Development Ltd.		565,000	355,064
China Resources Beer Holdings Co. Ltd.		203,242	383,756
China Resources Power Holdings Co. Ltd.		328,000	741,991
China Taiping Insurance Group Ltd. (b)		276,665	868,639
China Unicom Ltd.		1,020,000	1,243,063
CITIC Pacific Ltd.		744,000	1,387,171
CLP Holdings Ltd.		324,000	2,816,701
CNOOC Ltd.		3,051,000	3,446,141
CSPC Pharmaceutical Group Ltd.		712,000	662,905
Far East Horizon Ltd.		306,000	254,523
Fosun International Ltd.		362,000	659,198
Galaxy Entertainment Group Ltd.		400,000	1,366,352
Goldin Properties Holdings Ltd. (a)(b)		239,000	205,283
Guangdong Investment Ltd.		486,000	683,492
Hang Lung Properties Ltd.		385,000	942,027
Hang Seng Bank Ltd.		130,700	2,397,802
Henderson Land Development Co. Ltd.		197,359	1,260,484
HKT Trust/HKT Ltd. unit		458,640	546,435
Hong Kong & China Gas Co. Ltd.		1,185,343	2,403,325
Hong Kong Exchanges and Clearing Ltd.		191,216	5,003,904
Hysan Development Co. Ltd.		109,434	485,398
Lenovo Group Ltd.		1,138,000	1,057,358
Link (REIT)		391,730	2,340,463
MTR Corp. Ltd.		250,171	1,133,339
New World Development Co. Ltd.		922,731	984,191
PCCW Ltd.		707,690	381,050
Power Assets Holdings Ltd.		237,000	2,357,299
Shanghai Industrial Holdings Ltd.		85,000	223,660
Sino Land Ltd.		523,002	807,255
Sino-Ocean Land Holdings Ltd.		587,413	341,414
SJM Holdings Ltd.		329,000	273,127
Sun Art Retail Group Ltd.		411,000	335,947
Sun Hung Kai Properties Ltd.		294,583	3,934,982
Swire Pacific Ltd. (A Shares)		100,000	1,155,354
Swire Properties Ltd.		203,200	609,936
Techtronic Industries Co. Ltd.		237,000	866,396
Wharf Holdings Ltd.		232,000	1,380,502
Wheelock and Co. Ltd.		158,000	736,456
Yuexiu Property Co. Ltd.		1,104,000	190,208

TOTAL HONG KONG			79,806,007

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		6,556	296,433
OTP Bank PLC		38,227	740,767
Richter Gedeon PLC		23,738	396,228

TOTAL HUNGARY			1,433,428

India - 1.7%
ABB Ltd. India (b)		4	76
ACC Ltd.		7,204	151,682
Adani Enterprises Ltd. (b)		38,710	54,570
Adani Ports & Special Economic Zone (b)		141,865	640,533
Aditya Birla Nuvo Ltd.		6,022	189,523
Ambuja Cements Ltd.		111,668	352,842
Apollo Hospitals Enterprise Ltd. (b)		12,682	254,256
Asian Paints India Ltd.		48,627	616,253
Aurobindo Pharma Ltd.		43,601	555,785
Bajaj Auto Ltd. (b)		14,422	562,838
Bharat Forge Ltd.		17,198	225,111
Bharat Heavy Electricals Ltd.		100,083	303,571
Bharat Petroleum Corp. Ltd. (b)		28,733	381,913
Bharti Airtel Ltd.		203,823	1,085,732
Bharti Infratel Ltd.		79,475	472,027
Bosch Ltd. (b)		1,262	394,414
Cairn India Ltd.		73,522	172,149
Cipla Ltd.		59,313	625,099
Coal India Ltd.		119,870	585,076
Container Corp. of India Ltd.		10,558	213,833
Dabur India Ltd.		88,022	362,203
Divi's Laboratories Ltd.		13,798	242,906
DLF Ltd. (b)		61,103	108,560
Dr. Reddy's Laboratories Ltd. (b)		19,993	1,299,028
Eicher Motors Ltd. (b)		2,099	568,482
GAIL India Ltd.		64,153	302,101
GlaxoSmithKline Consumer Healthcare Ltd. (b)		1,661	152,735
Glenmark Pharmaceuticals Ltd. (b)		23,304	352,410
Godrej Consumer Products Ltd.		20,167	388,741
HCL Technologies Ltd.		95,946	1,277,064
Hero Motocorp Ltd. (b)		9,086	358,172
Hindalco Industries Ltd. (b)		181,648	232,596
Hindustan Unilever Ltd.		128,985	1,577,389
Housing Development Finance Corp. Ltd.		255,566	4,895,390
ICICI Bank Ltd. (b)		186,410	787,712
Idea Cellular Ltd. (b)		179,441	383,381
Indiabulls Housing Finance Ltd. (b)		49,799	546,705
Indiabulls Wholesale Services Ltd. (b)		510	78
Infosys Ltd.		313,933	5,445,856
ITC Ltd.		382,510	1,953,455
JSW Steel Ltd. (b)		13,752	191,044
Larsen & Toubro Ltd. (b)		53,649	1,155,484
LIC Housing Finance Ltd. (b)		46,755	341,382
Lupin Ltd.		37,581	1,106,512
Mahindra & Mahindra Financial Services Ltd. (b)		47,255	163,627
Mahindra & Mahindra Ltd. (b)		63,321	1,143,359
Marico Ltd.		37,113	219,307
Motherson Sumi Systems Ltd.		54,183	203,671
Nestle India Ltd.		3,910	368,655
NTPC Ltd.		253,922	515,193
Oil & Natural Gas Corp. Ltd.		142,806	538,729
Oil India Ltd.		19,141	118,669
Piramal Enterprises Ltd. (b)		12,199	173,380
Power Finance Corp. Ltd.		43,588	159,101
Reliance Communication Ltd. (b)		145,646	167,202
Reliance Industries Ltd.		220,994	3,198,535
Rural Electrification Corp. Ltd.		47,450	180,627
Shree Cement Ltd.		1,381	259,434
Shriram Transport Finance Co. Ltd.		25,274	363,553
Siemens India Ltd. (b)		11,421	231,496
State Bank of India (b)		257,458	929,798
Sun Pharmaceutical Industries Ltd.		164,326	2,233,044
Tata Consultancy Services Ltd.		80,708	3,074,971
Tata Motors Ltd. (b)		138,175	815,481
Tata Power Co. Ltd.		184,168	193,512
Tata Steel Ltd.		48,637	183,077
Tech Mahindra Ltd.		39,249	323,410
Ultratech Cemco Ltd. (b)		5,727	252,715
United Breweries Ltd. (b)		11,126	159,252
United Spirits Ltd. (b)		9,937	477,319
UPL Ltd.		47,621	333,596
Vedanta Ltd. (b)		172,390	262,089
Wipro Ltd.		105,139	920,639
Zee Entertainment Enterprises Ltd.		98,856	616,073

TOTAL INDIA			50,646,183

Indonesia - 0.5%
PT Adaro Energy Tbk		2,207,000	95,405
PT Astra Agro Lestari Tbk		61,200	88,659
PT Astra International Tbk		3,471,000	1,492,109
PT Bank Central Asia Tbk		2,116,000	1,987,828
PT Bank Danamon Indonesia Tbk Series A		524,213	105,392
PT Bank Mandiri (Persero) Tbk		1,609,400	1,018,541
PT Bank Negara Indonesia (Persero) Tbk		1,295,989	448,016
PT Bank Rakyat Indonesia Tbk		1,904,200	1,457,391
PT Bumi Serpong Damai Tbk		1,303,900	153,419
PT Charoen Pokphand Indonesia Tbk		1,204,400	218,961
PT Global Mediacom Tbk		1,175,500	74,450
PT Gudang Garam Tbk		80,700	252,604
PT Indocement Tunggal Prakarsa Tbk		249,900	326,849
PT Indofood CBP Sukses Makmur Tbk		195,900	188,508
PT Indofood Sukses Makmur Tbk		739,500	297,286
PT Jasa Marga Tbk		358,200	126,137
PT Kalbe Farma Tbk		3,566,800	371,468
PT Lippo Karawaci Tbk		3,291,900	285,703
PT Matahari Department Store Tbk		392,100	472,084
PT Media Nusantara Citra Tbk		924,700	119,981
PT Perusahaan Gas Negara Tbk Series B		1,899,900	414,975
PT Semen Gresik (Persero) Tbk		495,600	352,467
PT Summarecon Agung Tbk		1,600,000	161,945
PT Surya Citra Media Tbk		1,031,000	219,246
PT Tambang Batubara Bukit Asam Tbk		130,100	69,112
PT Telkomunikasi Indonesia Tbk Series B		8,650,900	1,697,200
PT Tower Bersama Infrastructure Tbk (b)		328,700	171,190
PT Unilever Indonesia Tbk		263,500	710,100
PT United Tractors Tbk		281,712	370,645
PT XL Axiata Tbk (b)		462,200	104,627

TOTAL INDONESIA			13,852,298

Ireland - 0.3%
Bank of Ireland (b)		4,707,565	1,754,892
CRH PLC		140,547	3,846,887
James Hardie Industries PLC CDI		76,854	994,883
Kerry Group PLC Class A		27,086	2,202,610
Ryanair Holdings PLC		4,983	73,974
Ryanair Holdings PLC sponsored ADR		4,638	362,645

TOTAL IRELAND			9,235,891

Isle of Man - 0.0%
Genting Singapore PLC		1,051,200	608,930
Israel - 0.4%
Azrieli Group		6,120	239,792
Bank Hapoalim BM (Reg.)		182,276	949,268
Bank Leumi le-Israel BM (b)		240,211	911,388
Bezeq The Israel Telecommunication Corp. Ltd.		332,507	714,918
Delek Group Ltd.		758	183,175
Israel Chemicals Ltd.		85,140	471,123
Israel Corp. Ltd. (Class A)		514	132,434
Mizrahi Tefahot Bank Ltd.		23,693	287,440
NICE Systems Ltd.		9,834	607,807
Teva Pharmaceutical Industries Ltd.		105,353	6,255,125
Teva Pharmaceutical Industries Ltd. sponsored ADR		42,261	2,501,429

TOTAL ISRAEL			13,253,899

Italy - 1.6%
Assicurazioni Generali SpA		199,956	3,790,759
Atlantia SpA		70,458	1,952,474
Banca Monte dei Paschi di Siena SpA (b)		434,991	799,781
Banco Popolare Societa Cooperativa (b)		61,826	925,303
Enel Green Power SpA		303,060	641,525
Enel SpA		1,205,875	5,564,066
Eni SpA		435,313	7,108,772
EXOR SpA		16,978	842,944
Finmeccanica SpA (b)		69,233	905,972
Intesa Sanpaolo SpA		2,164,806	7,541,516
Intesa Sanpaolo SpA (Risparmio Shares)		161,394	515,748
Luxottica Group SpA		28,790	2,018,256
Mediobanca SpA		96,235	968,297
Prysmian SpA		32,861	710,065
Saipem SpA (a)		44,445	417,628
Snam Rete Gas SpA		358,878	1,858,755
Telecom Italia SpA (b)		1,915,945	2,672,902
Terna SpA		258,409	1,315,090
UniCredit SpA		818,051	5,289,470
Unione di Banche Italiane ScpA		154,089	1,153,913
Unipolsai SpA		187,257	452,194

TOTAL ITALY			47,445,430

Japan - 16.4%
ABC-MART, Inc.		4,400	245,420
ACOM Co. Ltd. (b)		67,100	367,358
AEON Co. Ltd.		111,700	1,654,976
AEON Financial Service Co. Ltd.		17,400	434,749
AEON MALL Co. Ltd.		20,420	341,580
Air Water, Inc.		27,000	441,794
Aisin Seiki Co. Ltd.		32,800	1,301,800
Ajinomoto Co., Inc.		97,000	2,160,578
Alfresa Holdings Corp.		29,600	567,592
All Nippon Airways Ltd.		193,000	576,336
Alps Electric Co. Ltd.		29,600	918,760
Amada Holdings Co. Ltd.		58,200	519,050
Aozora Bank Ltd.		200,000	731,011
Asahi Glass Co. Ltd.		162,000	927,530
Asahi Group Holdings		66,100	2,038,933
Asahi Kasei Corp.		216,000	1,325,513
Asics Corp.		27,300	754,045
Astellas Pharma, Inc.		361,000	5,239,727
Bandai Namco Holdings, Inc.		30,600	752,155
Bank of Kyoto Ltd.		59,000	595,871
Bank of Yokohama Ltd.		193,000	1,204,535
Benesse Holdings, Inc.		11,200	300,264
Bridgestone Corp.		111,200	4,077,806
Brother Industries Ltd.		40,100	512,537
Calbee, Inc.		12,300	445,651
Canon, Inc.		171,300	5,115,371
Canon, Inc. sponsored ADR (a)		11,056	329,248
Casio Computer Co. Ltd. (a)		34,700	653,726
Central Japan Railway Co.		24,600	4,487,368
Chiba Bank Ltd.		120,000	875,404
Chubu Electric Power Co., Inc.		110,100	1,693,668
Chugai Pharmaceutical Co. Ltd.		38,300	1,232,874
Chugoku Electric Power Co., Inc.		50,800	767,664
Citizen Holdings Co. Ltd.		45,300	343,351
COLOPL, Inc. (a)		8,900	145,392
Credit Saison Co. Ltd.		24,900	511,186
Dai Nippon Printing Co. Ltd.		93,000	961,813
Dai-ichi Mutual Life Insurance Co.		184,400	3,189,989
Daicel Chemical Industries Ltd.		49,800	658,077
Daihatsu Motor Co. Ltd.		32,600	399,340
Daiichi Sankyo Kabushiki Kaisha		109,100	2,142,621
Daikin Industries Ltd.		40,100	2,576,464
Dainippon Sumitomo Pharma Co. Ltd.		27,600	305,478
Daito Trust Construction Co. Ltd.		12,200	1,320,605
Daiwa House Industry Co. Ltd.		102,500	2,690,656
Daiwa Securities Group, Inc.		285,000	1,948,707
DENSO Corp.		83,200	3,879,008
Dentsu, Inc.		37,000	2,080,071
Don Quijote Holdings Co. Ltd.		20,400	749,377
East Japan Railway Co.		57,100	5,428,816
Eisai Co. Ltd.		43,100	2,695,888
Electric Power Development Co. Ltd.		25,100	827,445
FamilyMart Co. Ltd.		9,900	404,680
Fanuc Corp.		34,800	6,140,163
Fast Retailing Co. Ltd.		9,100	3,324,070
Fuji Electric Co. Ltd.		94,000	419,387
Fuji Heavy Industries Ltd.		100,300	3,878,965
Fujifilm Holdings Corp.		79,100	3,155,202
Fujitsu Ltd.		319,000	1,507,792
Fukuoka Financial Group, Inc.		132,000	694,604
GungHo Online Entertainment, Inc. (a)		71,200	231,886
Gunma Bank Ltd.		63,000	396,566
Hakuhodo DY Holdings, Inc.		39,300	412,919
Hamamatsu Photonics K.K.		24,000	610,940
Hankyu Hanshin Holdings, Inc.		195,000	1,270,255
Hikari Tsushin, Inc.		3,300	251,126
Hino Motors Ltd.		43,400	496,631
Hirose Electric Co. Ltd.		5,225	632,413
Hiroshima Bank Ltd.		84,000	466,499
Hisamitsu Pharmaceutical Co., Inc.		9,700	375,971
Hitachi Chemical Co. Ltd.		17,300	273,472
Hitachi Construction Machinery Co. Ltd.		18,500	286,507
Hitachi High-Technologies Corp.		11,700	314,649
Hitachi Ltd.		827,000	4,770,792
Hitachi Metals Ltd.		37,400	423,587
Hokuhoku Financial Group, Inc.		203,000	450,705
Hokuriku Electric Power Co., Inc.		28,200	420,627
Honda Motor Co. Ltd.		278,700	9,219,520
Hoya Corp.		72,800	3,004,221
Hulic Co. Ltd.		51,200	478,204
Ibiden Co. Ltd.		20,100	276,961
Idemitsu Kosan Co. Ltd.		15,300	250,912
IHI Corp.		235,000	663,033
Iida Group Holdings Co. Ltd.		25,200	472,320
INPEX Corp.		162,900	1,552,763
Isetan Mitsukoshi Holdings Ltd.		60,900	976,946
Isuzu Motors Ltd.		101,600	1,186,639
Itochu Corp.		270,100	3,379,757
ITOCHU Techno-Solutions Corp.		8,000	175,384
Iyo Bank Ltd.		40,600	436,539
J. Front Retailing Co. Ltd.		41,300	678,240
Japan Airlines Co. Ltd.		20,300	764,765
Japan Airport Terminal Co. Ltd.		7,000	378,587
Japan Exchange Group, Inc.		93,400	1,502,896
Japan Prime Realty Investment Corp.		139	452,470
Japan Real Estate Investment Corp.		224	1,035,436
Japan Retail Fund Investment Corp.		419	811,507
Japan Tobacco, Inc.		188,100	6,510,477
JFE Holdings, Inc.		84,000	1,320,524
JGC Corp.		35,000	555,518
Joyo Bank Ltd.		106,000	550,577
JSR Corp.		33,100	522,758
JTEKT Corp.		35,800	617,079
JX Holdings, Inc.		384,410	1,509,448
Kajima Corp.		146,000	835,483
Kakaku.com, Inc.		24,600	458,919
Kamigumi Co. Ltd.		41,000	352,258
Kaneka Corp.		47,000	416,761
Kansai Electric Power Co., Inc. (b)		120,300	1,541,371
Kansai Paint Co. Ltd.		39,000	594,508
Kao Corp.		86,200	4,425,452
Kawasaki Heavy Industries Ltd.		244,000	979,365
KDDI Corp.		299,000	7,235,302
Keihan Electric Railway Co., Ltd.		86,000	609,856
Keihin Electric Express Railway Co. Ltd.		81,000	666,295
Keio Corp.		98,000	797,601
Keisei Electric Railway Co.		46,000	566,851
Keyence Corp.		7,770	4,045,128
Kikkoman Corp.		25,000	783,034
Kintetsu Group Holdings Co. Ltd.		309,000	1,194,620
Kirin Holdings Co. Ltd.		140,600	1,991,363
Kobe Steel Ltd.		523,000	660,430
Koito Manufacturing Co. Ltd.		17,900	678,067
Komatsu Ltd.		158,000	2,597,125
Konami Holdings Corp.		15,600	354,460
Konica Minolta, Inc.		79,200	813,734
Kose Corp.		5,200	507,830
Kubota Corp.		192,000	2,976,281
Kuraray Co. Ltd.		58,800	725,232
Kurita Water Industries Ltd.		18,000	406,454
Kyocera Corp.		54,900	2,483,383
Kyowa Hakko Kirin Co., Ltd.		39,000	642,838
Kyushu Electric Power Co., Inc. (b)		73,300	884,638
Kyushu Financial Group, Inc. (b)		59,300	451,480
Lawson, Inc.		11,300	837,023
LIXIL Group Corp.		45,700	978,439
M3, Inc.		33,100	641,549
Mabuchi Motor Co. Ltd.		8,300	410,679
Makita Corp.		20,400	1,117,774
Marubeni Corp.		282,700	1,633,449
Marui Group Co. Ltd.		39,400	508,921
Maruichi Steel Tube Ltd.		8,300	212,549
Mazda Motor Corp.		92,300	1,811,783
McDonald's Holdings Co. (Japan) Ltd. (a)		11,900	281,450
Medipal Holdings Corp.		22,400	390,926
Meiji Holdings Co. Ltd.		20,900	1,646,915
Minebea Ltd.		54,000	594,745
Miraca Holdings, Inc.		9,400	418,350
Mitsubishi Chemical Holdings Corp.		231,600	1,443,228
Mitsubishi Corp.		236,100	4,292,439
Mitsubishi Electric Corp.		331,000	3,447,279
Mitsubishi Estate Co. Ltd.		214,000	4,589,549
Mitsubishi Gas Chemical Co., Inc.		65,000	362,400
Mitsubishi Heavy Industries Ltd.		520,000	2,621,565
Mitsubishi Logistics Corp.		21,000	301,390
Mitsubishi Materials Corp.		192,000	669,760
Mitsubishi Motors Corp. of Japan		110,000	974,305
Mitsubishi Tanabe Pharma Corp.		38,800	656,079
Mitsubishi UFJ Financial Group, Inc.		2,180,000	14,099,225
Mitsubishi UFJ Lease & Finance Co. Ltd.		82,700	434,072
Mitsui & Co. Ltd.		291,900	3,702,142
Mitsui Chemicals, Inc.		142,000	536,924
Mitsui Fudosan Co. Ltd.		161,000	4,381,398
Mitsui OSK Lines Ltd.		191,000	510,049
mixi, Inc.		7,100	271,126
Mizuho Financial Group, Inc.		3,999,360	8,238,062
MS&AD Insurance Group Holdings, Inc.		86,590	2,552,727
Murata Manufacturing Co. Ltd.		34,700	4,939,595
Nabtesco Corp.		20,400	408,509
Nagoya Railroad Co. Ltd.		151,000	624,052
NEC Corp.		445,000	1,372,817
New Hampshire Foods Ltd.		30,000	625,755
Nexon Co. Ltd.		22,200	307,936
NGK Insulators Ltd.		45,000	974,243
NGK Spark Plug Co. Ltd.		30,200	737,032
NHK Spring Co. Ltd.		27,300	277,857
Nidec Corp.		37,800	2,848,461
Nikon Corp. (a)		58,700	759,370
Nintendo Co. Ltd.		18,200	2,909,572
Nippon Building Fund, Inc.		241	1,144,575
Nippon Electric Glass Co. Ltd.		69,000	337,643
Nippon Express Co. Ltd.		143,000	736,692
Nippon Paint Holdings Co. Ltd.		24,500	517,489
Nippon Prologis REIT, Inc.		248	436,128
Nippon Steel & Sumitomo Metal Corp.		130,017	2,635,776
Nippon Telegraph & Telephone Corp.		128,200	4,699,992
Nippon Yusen KK		273,000	714,282
Nissan Motor Co. Ltd.		424,900	4,404,609
Nisshin Seifun Group, Inc.		36,345	555,513
Nissin Food Holdings Co. Ltd.		10,900	503,886
Nitori Holdings Co. Ltd.		12,800	998,130
Nitto Denko Corp.		28,200	1,808,309
NKSJ Holdings, Inc.		56,800	1,783,422
NOK Corp.		16,000	375,995
Nomura Holdings, Inc.		621,200	3,907,563
Nomura Real Estate Holdings, Inc.		20,800	444,474
Nomura Real Estate Master Fund, Inc. (b)		606	760,179
Nomura Research Institute Ltd.		21,400	874,627
NSK Ltd.		80,400	950,889
NTT Data Corp.		21,600	1,074,923
NTT DOCOMO, Inc.		226,200	4,405,355
NTT DOCOMO, Inc. sponsored ADR		21,056	413,329
NTT Urban Development Co.		19,500	193,227
Obayashi Corp.		111,000	973,478
Odakyu Electric Railway Co. Ltd.		107,000	1,045,895
Oji Holdings Corp.		139,000	719,881
Olympus Corp.		46,900	1,581,999
OMRON Corp.		33,500	1,109,281
Ono Pharmaceutical Co. Ltd.		14,100	1,931,626
Oracle Corp. Japan		6,800	309,269
Oriental Land Co. Ltd.		34,200	2,077,541
ORIX Corp.		226,300	3,304,836
Osaka Gas Co. Ltd.		321,000	1,264,248
Otsuka Corp.		8,800	425,390
Otsuka Holdings Co. Ltd.		66,800	2,223,131
Panasonic Corp.		377,500	4,429,113
Park24 Co. Ltd.		15,700	329,050
Rakuten, Inc.		159,000	2,202,657
Recruit Holdings Co. Ltd.		24,400	784,254
Resona Holdings, Inc.		377,700	1,998,534
Ricoh Co. Ltd. (a)		120,900	1,303,048
Rinnai Corp.		6,200	491,511
ROHM Co. Ltd.		16,200	800,792
Ryohin Keikaku Co. Ltd.		4,100	823,268
Sankyo Co. Ltd. (Gunma)		8,300	319,879
Sanrio Co. Ltd. (a)		8,300	220,499
Santen Pharmaceutical Co. Ltd.		64,000	868,639
SBI Holdings, Inc. Japan		37,080	419,683
Secom Co. Ltd.		35,900	2,394,713
Sega Sammy Holdings, Inc.		31,700	333,827
Seibu Holdings, Inc.		20,100	406,800
Seiko Epson Corp.		47,500	725,570
Sekisui Chemical Co. Ltd.		71,900	848,348
Sekisui House Ltd.		102,900	1,712,916
Seven & i Holdings Co. Ltd.		128,800	5,850,716
Seven Bank Ltd.		99,800	454,744
Sharp Corp. (a)(b)		246,000	269,635
Shikoku Electric Power Co., Inc.		29,900	507,615
Shimadzu Corp.		43,000	667,037
Shimamura Co. Ltd.		3,800	426,783
SHIMANO, Inc.		13,500	2,127,176
SHIMIZU Corp.		101,000	884,316
Shin-Etsu Chemical Co. Ltd.		70,200	4,174,736
Shinsei Bank Ltd.		306,000	641,613
Shionogi & Co. Ltd.		51,000	2,091,843
Shiseido Co. Ltd.		61,600	1,463,251
Shizuoka Bank Ltd.		91,000	912,891
Showa Shell Sekiyu K.K.		32,700	288,625
SMC Corp.		9,200	2,366,627
SoftBank Corp.		164,200	9,199,783
Sony Corp.		208,200	5,918,174
Sony Corp. sponsored ADR		6,648	188,803
Sony Financial Holdings, Inc.		29,200	523,340
Stanley Electric Co. Ltd.		24,500	467,964
Sumitomo Chemical Co. Ltd.		254,000	1,454,965
Sumitomo Corp.		192,500	2,105,427
Sumitomo Electric Industries Ltd.		129,000	1,760,587
Sumitomo Heavy Industries Ltd.		97,000	437,083
Sumitomo Metal Mining Co. Ltd.		85,000	1,054,545
Sumitomo Mitsui Financial Group, Inc.		212,500	8,477,405
Sumitomo Mitsui Financial Group, Inc. ADR		25,186	200,984
Sumitomo Mitsui Trust Holdings, Inc.		567,250	2,177,417
Sumitomo Realty & Development Co. Ltd.		61,000	2,008,631
Sumitomo Rubber Industries Ltd.		28,700	426,869
Suntory Beverage & Food Ltd.		23,800	962,416
Suzuken Co. Ltd.		13,310	509,426
Suzuki Motor Corp.		62,300	2,039,918
Sysmex Corp.		24,900	1,423,254
T&D Holdings, Inc.		99,200	1,303,560
Taiheiyo Cement Corp.		203,000	669,235
Taisei Corp.		180,000	1,169,733
Taisho Pharmaceutical Holdings Co. Ltd.		5,300	330,693
Taiyo Nippon Sanso Corp.		25,300	260,782
Takashimaya Co. Ltd.		49,000	438,021
Takeda Pharmaceutical Co. Ltd.		135,100	6,597,239
TDK Corp.		21,000	1,337,625
Teijin Ltd.		162,000	571,868
Terumo Corp.		51,900	1,539,875
The Chugoku Bank Ltd.		26,800	379,925
The Hachijuni Bank Ltd.		71,000	484,131
The Suruga Bank Ltd.		31,400	618,172
THK Co. Ltd.		20,200	380,520
Tobu Railway Co. Ltd.		176,000	851,261
Toho Co. Ltd.		19,700	512,657
Toho Gas Co. Ltd.		69,000	422,581
Tohoku Electric Power Co., Inc.		77,400	1,086,730
Tokio Marine Holdings, Inc.		116,600	4,492,796
Tokyo Electric Power Co., Inc. (b)		247,000	1,684,894
Tokyo Electron Ltd.		29,300	1,757,382
Tokyo Gas Co. Ltd.		398,000	1,969,646
Tokyo Tatemono Co. Ltd.		35,600	442,343
Tokyu Corp.		191,000	1,548,771
Tokyu Fudosan Holdings Corp.		89,000	625,594
TonenGeneral Sekiyu K.K.		48,000	498,704
Toppan Printing Co. Ltd.		88,000	789,137
Toray Industries, Inc.		251,000	2,189,775
Toshiba Corp.		688,000	1,940,889
Toto Ltd.		24,200	820,510
Toyo Seikan Group Holdings Ltd.		27,600	533,323
Toyo Suisan Kaisha Ltd.		15,200	560,086
Toyoda Gosei Co. Ltd.		11,200	256,727
Toyota Industries Corp.		27,900	1,466,139
Toyota Motor Corp.		454,900	27,869,192
Toyota Motor Corp. sponsored ADR		6,255	766,988
Toyota Tsusho Corp.		36,600	838,215
Trend Micro, Inc.		18,200	709,281
Unicharm Corp.		63,800	1,362,530
United Urban Investment Corp.		459	636,817
USS Co. Ltd.		37,000	653,194
West Japan Railway Co.		28,100	1,974,216
Yahoo! Japan Corp.		244,300	1,036,106
Yakult Honsha Co. Ltd.		15,200	804,712
Yamada Denki Co. Ltd.		128,400	577,626
Yamaguchi Financial Group, Inc.		33,000	405,887
Yamaha Corp.		28,700	712,299
Yamaha Motor Co. Ltd.		44,900	1,006,769
Yamato Holdings Co. Ltd.		59,600	1,173,185
Yamazaki Baking Co. Ltd.		19,000	365,913
Yaskawa Electric Corp.		39,700	470,918
Yokogawa Electric Corp.		38,300	427,822
Yokohama Rubber Co. Ltd.		17,000	326,802

TOTAL JAPAN			491,539,734

Korea (South) - 3.1%
AMOREPACIFIC Corp.		5,494	1,816,465
AMOREPACIFIC Group, Inc.		4,811	678,395
BGFretail Co. Ltd.		1,517	225,869
BS Financial Group, Inc.		36,365	445,895
Celltrion, Inc. (b)		11,508	776,090
Cheil Industries, Inc.		12,967	1,760,324
Cheil Worldwide, Inc. (b)		13,432	235,284
CJ CheilJedang Corp.		1,345	412,298
CJ Corp.		2,525	530,755
Coway Co. Ltd.		9,319	695,393
Daelim Industrial Co.		4,691	307,318
Daewoo Engineering & Construction Co. Ltd. (b)		17,213	98,143
Daewoo International Corp.		7,541	131,763
Daewoo Securities Co. Ltd.		30,435	295,881
Daewoo Shipbuilding & Marine Engineering Co. Ltd.		17,055	103,665
DGB Financial Group Co. Ltd.		28,273	262,482
Dong Suh Companies, Inc.		6,000	177,356
Dongbu Insurance Co. Ltd.		7,179	430,072
Doosan Co. Ltd.		1,238	119,813
Doosan Heavy Industries & Construction Co. Ltd.		9,311	167,991
Doosan Infracore Co. Ltd. (b)		22,961	125,889
E-Mart Co. Ltd.		3,608	671,501
GS Engineering & Construction Corp. (b)		8,911	181,846
GS Holdings Corp.		8,549	375,872
Hana Financial Group, Inc.		50,550	1,230,800
Hanjin Shipping Co. Ltd. (b)		12	53
Hanjin Shipping Holdings Co. Ltd. (b)		6	46
Hankook Tire Co. Ltd.		12,764	489,087
Hanmi Pharm Co. Ltd.		875	396,205
Hanmi Science Co. Ltd.		1,968	226,659
Hanon Systems		6,661	261,943
Hanssem Co. Ltd.		1,600	327,211
Hanwha Chemical Corp.		18,071	352,155
Hanwha Corp.		7,641	251,294
Hanwha Life Insurance Co. Ltd.		36,959	274,821
Hotel Shilla Co.		5,799	558,685
Hyosung Corp.		3,904	400,053
Hyundai Department Store Co. Ltd.		2,542	279,409
Hyundai Engineering & Construction Co. Ltd.		13,045	395,313
Hyundai Fire & Marine Insurance Co. Ltd.		10,718	318,695
Hyundai Glovis Co. Ltd.		3,203	551,240
Hyundai Heavy Industries Co. Ltd. (b)		7,242	603,833
Hyundai Industrial Development & Construction Co.		9,530	384,365
Hyundai Merchant Marine Co. Ltd. (b)		13,585	70,913
Hyundai Mobis		11,645	2,447,778
Hyundai Motor Co.		25,979	3,549,510
Hyundai Steel Co.		13,862	632,536
Hyundai Wia Corp.		2,732	319,436
Industrial Bank of Korea		48,332	592,631
Kakao Corp.		5,175	514,885
Kangwon Land, Inc.		20,240	749,846
KB Financial Group, Inc.		65,993	2,087,600
KCC Corp.		1,008	360,640
KEPCO Plant Service & Engineering Co. Ltd.		3,761	342,577
Kia Motors Corp.		44,998	2,199,119
Korea Aerospace Industries Ltd.		7,321	577,078
Korea Electric Power Corp.		43,862	1,971,893
Korea Express Co. Ltd. (b)		1,201	205,116
Korea Gas Corp.		4,595	171,442
Korea Investment Holdings Co. Ltd.		6,502	347,375
Korea Zinc Co. Ltd.		1,422	590,336
Korean Air Lines Co. Ltd. (b)		5,920	159,955
KT Corp. (b)		8,413	217,616
KT&G Corp.		18,768	1,873,891
Kumho Petro Chemical Co. Ltd.		2,423	123,084
LG Chemical Ltd.		7,775	2,073,524
LG Corp.		16,283	941,239
LG Display Co. Ltd.		40,218	762,875
LG Electronics, Inc.		18,345	788,898
LG Household & Health Care Ltd.		1,601	1,327,892
LG Innotek Co. Ltd.		2,370	192,420
LG Telecom Ltd.		35,592	341,341
Lotte Chemical Corp.		2,669	562,192
Lotte Confectionery Co. Ltd.		119	207,302
Lotte Shopping Co. Ltd.		1,911	388,302
LS Industrial Systems Ltd.		2,328	101,335
Mirae Asset Securities Co. Ltd.		7,722	172,799
Mirae Asset Securities Co. Ltd. rights 11/5/15		3,280	7,756
NAVER Corp.		4,789	2,516,619
NCSOFT Corp.		2,572	426,876
Oci Co. Ltd.		2,892	208,205
Orion Corp.		607	510,365
Paradise Co. Ltd.		8,123	153,671
POSCO		11,910	1,912,373
S-Oil Corp.		7,701	460,669
S1 Corp.		3,169	274,776
Samsung Card Co. Ltd.		5,958	201,423
Samsung Electro-Mechanics Co. Ltd.		10,055	574,184
Samsung Electronics Co. Ltd.		18,600	22,350,561
Samsung Electronics Co. Ltd. GDR (b)		562	336,357
Samsung Fire & Marine Insurance Co. Ltd.		6,072	1,699,120
Samsung Heavy Industries Co. Ltd.		25,704	299,415
Samsung Life Insurance Co. Ltd.		13,670	1,305,018
Samsung SDI Co. Ltd.		9,394	876,237
Samsung SDS Co. Ltd.		5,292	1,188,854
Samsung Securities Co. Ltd.		9,646	408,052
Shinhan Financial Group Co. Ltd.		72,928	2,779,124
Shinsegae Co. Ltd.		1,153	234,787
SK C&C Co. Ltd.		6,010	1,405,423
SK Energy Co. Ltd. (b)		11,063	1,148,187
SK Hynix, Inc.		99,461	2,674,315
SK Networks Co. Ltd.		18,182	112,904
SK Telecom Co. Ltd.		1,621	342,750
Woori Bank		56,710	492,711
Woori Investment & Securities Co. Ltd.		23,389	206,897
Yuhan Corp.		1,334	330,646

TOTAL KOREA (SOUTH)			91,731,878

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)		170,866	954,161
Millicom International Cellular SA (depository receipt)		11,187	624,588
Pegas NONWOVENS SA		1,500	46,878
RTL Group SA		6,501	562,613
SES SA (France) (depositary receipt)		54,873	1,622,270
Subsea 7 SA (b)		44,433	346,449
Tenaris SA		81,109	1,021,512

TOTAL LUXEMBOURG			5,178,471

Malaysia - 0.6%
AirAsia Bhd		182,700	62,743
Alliance Financial Group Bhd		194,600	161,965
AMMB Holdings Bhd		339,900	376,759
Astro Malaysia Holdings Bhd		272,700	181,311
Axiata Group Bhd		453,933	650,411
Berjaya Sports Toto Bhd		105,014	78,160
British American Tobacco (Malaysia) Bhd		21,500	308,991
Bumi Armada Bhd		404,350	91,128
Bumiputra-Commerce Holdings Bhd		878,778	941,446
Dialog Group Bhd		652,222	242,275
DiGi.com Bhd		601,900	736,404
Felda Global Ventures Holdings Bhd		236,100	97,586
Gamuda Bhd		278,275	291,380
Genting Bhd		388,400	669,516
Genting Malaysia Bhd		502,000	502,019
Genting Plantations Bhd		41,900	103,734
Hong Leong Bank Bhd		97,400	316,245
Hong Leong Credit Bhd		36,200	118,991
IHH Healthcare Bhd		429,600	631,282
IJM Corp. Bhd		511,600	395,059
IOI Corp. Bhd		495,800	490,881
IOI Properties Group Sdn Bhd		252,100	118,272
Kuala Lumpur Kepong Bhd		74,800	396,284
Lafarge Malaysia Bhd		70,200	147,809
Malayan Banking Bhd		812,074	1,556,809
Malaysia Airports Holdings Bhd		133,998	164,955
Maxis Bhd		315,800	483,787
MISC Bhd		184,800	387,751
Petronas Chemicals Group Bhd		483,500	712,873
Petronas Dagangan Bhd		43,000	225,292
Petronas Gas Bhd		120,900	646,041
PPB Group Bhd		79,700	286,146
Public Bank Bhd		429,700	1,806,547
RHB Capital Bhd		87,676	124,335
SapuraKencana Petroleum Bhd		570,100	279,444
Sime Darby Bhd		531,816	1,032,780
Telekom Malaysia Bhd		187,274	290,507
Tenaga Nasional Bhd		577,925	1,698,686
UMW Holdings Bhd		100,300	191,261
Westports Holdings Bhd		170,200	170,005
YTL Corp. Bhd		764,000	268,298
YTL Power International Bhd		294,315	103,361

TOTAL MALAYSIA			18,539,529

Malta - 0.0%
Brait SA		56,905	653,057
Mauritius - 0.0%
Golden Agri-Resources Ltd.		1,231,900	341,880
Mexico - 1.0%
Alfa SA de CV Series A		483,000	1,006,189
America Movil S.A.B. de CV Series L		5,505,146	4,915,964
CEMEX S.A.B. de CV unit		2,186,465	1,385,916
Coca-Cola FEMSA S.A.B. de CV Series L		84,600	650,308
Compartamos S.A.B. de CV		185,400	341,554
Controladora Commercial Mexicana S.A.B. de CV unit		79,600	233,145
El Puerto de Liverpool S.A.B. de CV Class C		31,500	437,454
Embotelladoras Arca S.A.B. de CV		69,162	442,788
Fibra Uno Administracion SA de CV		410,800	902,289
Fomento Economico Mexicano S.A.B. de CV unit		313,900	3,100,840
Gruma S.A.B. de CV Series B		33,000	509,251
Grupo Aeroportuario del Pacifico SA de CV Series B		51,600	464,743
Grupo Aeroportuario del Sureste SA de CV Series B		35,850	555,228
Grupo Bimbo S.A.B. de CV Series A (b)		283,200	803,593
Grupo Carso SA de CV Series A1		97,900	436,460
Grupo Comercial Chedraui S.A.B. de CV		59,000	163,236
Grupo Financiero Banorte S.A.B. de CV Series O		426,800	2,298,361
Grupo Financiero Inbursa S.A.B. de CV Series O		400,300	804,826
Grupo Financiero Santander Mexico S.A.B. de CV		311,100	571,619
Grupo Lala S.A.B. de CV		106,800	272,919
Grupo Mexico SA de CV Series B		651,223	1,586,483
Grupo Televisa SA de CV		418,000	2,432,163
Industrias Penoles SA de CV		24,240	322,265
Kimberly-Clark de Mexico SA de CV Series A		257,000	620,181
Mexichem S.A.B. de CV		177,684	460,835
OHL Mexico S.A.B. de CV (b)		130,500	171,679
Promotora y Operadora de Infraestructura S.A.B. de CV (b)		43,100	540,413
Wal-Mart de Mexico SA de CV Series V		895,600	2,362,920

TOTAL MEXICO			28,793,622

Netherlands - 2.4%
AEGON NV		310,173	1,903,366
Airbus Group NV		100,940	7,032,876
Akzo Nobel NV		41,906	2,969,981
Altice NV:
Class A (b)		63,182	1,094,280
Class B (b)		18,402	326,808
ASML Holding NV (Netherlands)		59,191	5,490,633
CNH Industrial NV		162,408	1,098,341
Delta Lloyd NV		36,694	289,717
Fiat Chrysler Automobiles NV (b)		153,517	2,265,497
Gemalto NV		13,732	861,477
Heineken Holding NV		17,238	1,382,444
Heineken NV (Bearer)		39,398	3,601,092
ING Groep NV:
(Certificaten Van Aandelen)		636,293	9,260,524
sponsored ADR		24,888	360,129
Koninklijke Ahold NV		152,740	3,110,629
Koninklijke Boskalis Westminster NV		14,872	723,419
Koninklijke DSM NV		30,987	1,651,842
Koninklijke KPN NV		546,329	2,001,859
Koninklijke Philips Electronics NV		159,888	4,310,382
NN Group NV		40,917	1,285,489
OCI NV (b)		14,371	406,534
QIAGEN NV (Germany) (b)		37,564	911,238
Randstad Holding NV		21,851	1,305,466
RELX NV		174,310	2,980,624
STMicroelectronics NV		107,029	737,459
TNT Express NV		83,088	698,963
Unilever NV:
(Certificaten Van Aandelen) (Bearer)		272,073	12,302,490
(NY Reg.)		6,558	294,979
Vopak NV		11,779	473,748
Wolters Kluwer NV		51,557	1,745,912

TOTAL NETHERLANDS			72,878,198

New Zealand - 0.1%
Auckland International Airport Ltd.		159,901	569,537
Contact Energy Ltd.		122,622	430,944
Fletcher Building Ltd.		118,434	598,274
Meridian Energy Ltd.		217,655	327,195
Mighty River Power Ltd.		119,545	226,660
Ryman Healthcare Group Ltd.		65,174	348,206
Spark New Zealand Ltd.		317,710	722,861

TOTAL NEW ZEALAND			3,223,677

Norway - 0.4%
DNB ASA		167,305	2,130,509
Gjensidige Forsikring ASA		33,779	513,637
Norsk Hydro ASA		230,583	825,898
Orkla ASA		139,769	1,189,444
Statoil ASA		181,238	2,929,580
Statoil ASA sponsored ADR		10,127	163,652
Telenor ASA		128,286	2,420,248
Yara International ASA		30,698	1,393,500

TOTAL NORWAY			11,566,468

Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		31,473	201,742
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		325,170	388,521
Aboitiz Power Corp.		241,900	215,912
Alliance Global Group, Inc.		367,300	142,706
Ayala Corp.		37,520	624,856
Ayala Land, Inc.		1,257,800	961,549
Bank of the Philippine Islands (BPI)		130,888	236,362
BDO Unibank, Inc.		279,443	606,342
DMCI Holdings, Inc.		664,300	176,195
Globe Telecom, Inc.		5,670	275,618
GT Capital Holdings, Inc.		13,350	374,632
International Container Terminal Services, Inc.		95,890	169,060
JG Summit Holdings, Inc.		433,230	659,428
Jollibee Food Corp.		72,540	318,821
Megaworld Corp.		1,883,300	188,479
Metro Pacific Investments Corp.		2,358,700	262,423
Metropolitan Bank & Trust Co.		54,651	99,234
Philippine Long Distance Telephone Co.		16,670	782,270
PNOC Energy Development Corp.		1,551,300	219,441
SM Investments Corp.		27,927	521,373
SM Prime Holdings, Inc.		1,410,475	649,455
Universal Robina Corp.		151,130	647,584

TOTAL PHILIPPINES			8,520,261

Poland - 0.3%
Alior Bank SA (b)		8,245	173,334
Bank Handlowy w Warszawie SA		5,375	109,451
Bank Millennium SA (b)		103,989	164,688
Bank Polska Kasa Opieki SA		22,633	879,995
Bank Zachodni WBK SA		5,914	477,026
BRE Bank SA		2,449	230,048
Cyfrowy Polsat SA (b)		33,997	219,148
ENEA SA		37,471	124,407
Energa SA		37,385	159,626
Eurocash SA		14,441	195,033
Grupa Lotos SA (b)		15,943	117,416
KGHM Polska Miedz SA (Bearer)		23,503	546,529
LPP SA		217	409,607
NG2 SA		3,762	164,524
Polish Oil & Gas Co. SA		297,986	528,985
Polska Grupa Energetyczna SA		141,609	527,321
Polski Koncern Naftowy Orlen SA		54,842	890,818
Powszechna Kasa Oszczednosci Bank SA		150,030	1,111,923
Powszechny Zaklad Ubezpieczen SA		9,651	938,415
Synthos SA		90,228	86,157
Tauron Polska Energia SA		177,297	139,017
Telekomunikacja Polska SA		111,607	204,768
Zaklady Azotowe w Tarnowie-Moscicach SA (b)		7,703	183,568

TOTAL POLAND			8,581,804

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (b)		6,343,744	364,839
Banco Espirito Santo SA (Reg.) (b)		319,729	4
Energias de Portugal SA		396,564	1,468,723
Galp Energia SGPS SA Class B		66,589	720,310
Jeronimo Martins SGPS SA		42,954	603,891

TOTAL PORTUGAL			3,157,767

Qatar - 0.2%
Barwa Real Estate Co. (b)		17,007	209,770
Commercial Bank of Qatar(b)		27,323	399,309
Doha Bank (b)		21,220	288,549
Ezdan Holding Group (b)		133,677	716,078
Gulf International Services QSC (b)		8,337	146,804
Industries Qatar QSC (b)		26,037	879,761
Masraf al Rayan (b)		63,513	753,729
Qatar Electricity & Water Co. (b)		4,705	274,784
Qatar Insurance Co. (b)		15,148	386,997
Qatar Islamic Bank (b)		10,167	330,126
Qatar National Bank SAQ (b)		29,857	1,496,848
Qatar Telecom (Qtel) Q.S.C. (b)		13,897	297,009
Vodafone Qatar QSC (b)		59,913	237,825

TOTAL QATAR			6,417,589

Russia - 0.7%
Alrosa Co. Ltd. (b)		315,000	253,628
Gazprom OAO (b)		40,634	86,353
Gazprom OAO sponsored ADR (Reg. S)		980,735	4,128,894
Lukoil PJSC (b)		665	24,168
Lukoil PJSC sponsored ADR		86,213	3,129,532
Magnit OJSC GDR (Reg. S)		44,216	2,012,712
Megafon OJSC GDR		15,811	204,752
MMC Norilsk Nickel PJSC (b)		279	41,463
MMC Norilsk Nickel PJSC sponsored ADR		90,822	1,348,707
Mobile TeleSystems OJSC sponsored ADR		88,322	620,904
Moscow Exchange MICEX-RTS OAO (b)		207,000	291,316
NOVATEK OAO GDR (Reg. S)		15,373	1,405,861
Rosneft Oil Co. OJSC (b)		1,806	7,302
Rosneft Oil Co. OJSC GDR (Reg. S)		194,772	779,088
Rostelecom sponsored ADR		21,117	185,407
RusHydro PJSC (b)		144,700	1,476
RusHydro PJSC ADR		192,336	186,951
Sberbank of Russia (b)		280,115	397,159
Sberbank of Russia sponsored ADR		364,235	2,233,853
Severstal PAO (b)		229	2,662
Severstal PAO GDR (Reg. S)		33,502	393,984
Sistema JSFC sponsored GDR		27,069	188,130
Surgutneftegas OJSC (b)		10,100	5,662
Surgutneftegas OJSC sponsored ADR		202,272	1,107,439
Tatneft OAO sponsored ADR		39,883	1,234,379
VTB Bank OJSC (b)		2,224,000	2,521
VTB Bank OJSC sponsored GDR (Reg. S)		438,355	963,504

TOTAL RUSSIA			21,237,807

Singapore - 0.9%
Ascendas Real Estate Investment Trust		354,500	603,546
CapitaCommercial Trust (REIT)		351,800	353,040
CapitaLand Ltd.		435,400	960,455
CapitaMall Trust		420,000	592,164
City Developments Ltd.		68,600	388,229
ComfortDelgro Corp. Ltd.		362,500	784,309
DBS Group Holdings Ltd.		300,034	3,688,933
Global Logistic Properties Ltd.		540,600	864,638
Hutchison Port Holdings Trust		947,000	524,502
Jardine Cycle & Carriage Ltd.		20,193	467,525
Keppel Corp. Ltd.		248,500	1,250,875
Oversea-Chinese Banking Corp. Ltd.		512,232	3,292,552
Sembcorp Industries Ltd.		168,000	428,090
Sembcorp Marine Ltd.		145,600	242,280
Singapore Airlines Ltd.		91,500	703,932
Singapore Exchange Ltd.		136,400	717,653
Singapore Press Holdings Ltd.		276,200	785,512
Singapore Technologies Engineering Ltd.		270,500	637,563
Singapore Telecommunications Ltd.		1,360,700	3,866,093
StarHub Ltd.		108,900	279,363
Suntec (REIT)		415,700	488,277
United Overseas Bank Ltd.		220,572	3,202,879
UOL Group Ltd.		79,234	369,766
Wilmar International Ltd.		332,300	740,487
Yangzijiang Shipbuilding Holdings Ltd.		317,600	282,711

TOTAL SINGAPORE			26,515,374

South Africa - 1.5%
African Bank Investments Ltd. (b)		149,482	0
African Rainbow Minerals Ltd.		19,298	73,739
Anglo American Platinum Ltd. (b)		9,170	160,825
AngloGold Ashanti Ltd. (b)		69,076	582,858
Aspen Pharmacare Holdings Ltd.		58,557	1,315,131
Barclays Africa Group Ltd.		57,314	735,528
Barloworld Ltd.		37,608	212,457
Bidvest Group Ltd.		54,358	1,390,471
Capitec Bank Holdings Ltd.		5,746	248,499
Coronation Fund Managers Ltd.		38,009	200,495
Discovery Ltd.		61,594	658,712
Exxaro Resources Ltd.		22,866	94,957
FirstRand Ltd.		575,301	2,111,391
Foschini Ltd.		35,143	358,997
Gold Fields Ltd.		130,497	340,335
Growthpoint Properties Ltd.		391,410	717,543
Hyprop Investments Ltd.		42,086	381,660
Impala Platinum Holdings Ltd. (b)		91,523	250,119
Imperial Holdings Ltd.		32,518	423,563
Investec Ltd.		40,441	334,977
Kumba Iron Ore Ltd.		12,021	52,048
Liberty Holdings Ltd.		19,277	188,800
Life Healthcare Group Holdings Ltd.		160,132	446,643
Massmart Holdings Ltd.		18,259	151,584
Mediclinic International Ltd.		82,796	727,389
MMI Holdings Ltd.		193,653	351,231
Mondi Ltd.		19,872	462,273
Mr Price Group Ltd.		40,733	625,462
MTN Group Ltd.		284,253	3,236,111
Nampak Ltd.		99,221	160,816
Naspers Ltd. Class N		68,079	9,971,539
Nedbank Group Ltd.		34,245	570,354
Netcare Ltd.		167,746	477,699
Pick 'n Pay Stores Ltd.		42,283	204,403
Pioneer Foods Ltd.		21,351	306,249
PSG Group Ltd.		15,601	300,905
Rand Merchant Insurance Holdings Ltd.		112,518	348,717
Redefine Properties Ltd.		716,112	598,183
Remgro Ltd.		82,249	1,647,833
Resilient Property Income Fund Ltd.		48,361	426,334
RMB Holdings Ltd.		122,342	596,549
Sanlam Ltd.		296,675	1,340,297
Sappi Ltd. (b)		94,530	373,298
Sasol Ltd.		94,677	3,033,611
Shoprite Holdings Ltd.		78,463	816,437
Spar Group Ltd.		28,177	404,850
Standard Bank Group Ltd.		207,370	2,156,714
Steinhoff International Holdings Ltd.		392,901	2,404,989
Telkom SA Ltd.		39,031	205,040
Tiger Brands Ltd.		28,310	647,740
Transportation Hex Group Ltd.		136	23
Truworths International Ltd.		71,547	484,683
Tsogo Sun Holdings Ltd.		72,446	129,826
Vodacom Group Ltd.		64,086	693,651
Woolworths Holdings Ltd.		164,941	1,221,891

TOTAL SOUTH AFRICA			46,356,429

Spain - 2.5%
Abertis Infraestructuras SA		80,516	1,337,831
ACS Actividades de Construccion y Servicios SA		33,132	1,127,438
Aena SA		11,517	1,285,464
Amadeus IT Holding SA Class A		76,543	3,262,449
Banco Bilbao Vizcaya Argentaria SA		1,063,194	9,147,310
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (a)		26,954	232,343
Banco de Sabadell SA		844,615	1,633,726
Banco Popular Espanol SA		291,880	1,112,468
Banco Santander SA:
rights 11/3/15		2,337,599	128,527
(Spain)		2,337,599	13,058,290
(Spain) sponsored ADR		111,018	615,040
Bankia SA		788,605	1,016,346
Bankinter SA		115,671	839,123
CaixaBank SA		449,058	1,719,962
Distribuidora Internacional de Alimentacion SA		106,195	675,907
Enagas SA		36,712	1,112,405
Endesa SA		54,289	1,208,903
Ferrovial SA		75,546	1,907,383
Gas Natural SDG SA		59,968	1,299,753
Grifols SA		25,491	1,182,355
Iberdrola SA		923,464	6,597,620
Inditex SA		186,370	6,989,539
International Consolidated Airlines Group SA		137,161	1,229,257
MAPFRE SA (Reg.)		182,422	542,624
Red Electrica Corporacion SA		18,499	1,631,463
Repsol YPF SA		181,676	2,287,006
Telefonica SA		743,196	9,805,243
Telefonica SA sponsored ADR (a)		16,261	214,157
Zardoya Otis SA (a)		31,792	391,553

TOTAL SPAIN			73,591,485

Sweden - 2.0%
Alfa Laval AB		50,718	892,242
ASSA ABLOY AB (B Shares)		171,126	3,404,223
Atlas Copco AB:
(A Shares)		114,725	2,994,502
(B Shares)		66,832	1,619,259
Boliden AB		46,793	896,037
Electrolux AB (B Shares)		41,066	1,211,280
Getinge AB (B Shares)		33,872	848,034
H&M Hennes & Mauritz AB (B Shares)		162,228	6,309,832
Hakon Invest AB (a)		13,265	472,311
Hexagon AB (B Shares)		44,068	1,530,907
Husqvarna AB (B Shares)		72,047	475,195
Industrivarden AB (C Shares)		28,061	510,734
Investment AB Kinnevik (B Shares)		40,227	1,285,411
Investor AB (B Shares)		77,769	2,889,183
Lundin Petroleum AB (b)		37,810	546,557
Nordea Bank AB		519,096	5,741,708
Sandvik AB		182,317	1,705,044
Securitas AB (B Shares)		53,927	704,421
Skandinaviska Enskilda Banken AB (A Shares)		259,553	2,731,161
Skanska AB (B Shares)		64,857	1,263,958
SKF AB (B Shares)		67,972	1,196,574
Svenska Cellulosa AB (SCA) (B Shares)		100,567	2,962,098
Svenska Handelsbanken AB (A Shares)		255,840	3,474,686
Swedbank AB (A Shares)		154,708	3,551,011
Swedish Match Co. AB		33,802	1,063,094
Tele2 AB (B Shares)		55,313	553,548
Telefonaktiebolaget LM Ericsson:
(B Shares)		496,695	4,834,090
(B Shares) sponsored ADR		23,312	227,059
TeliaSonera AB		443,225	2,264,668
Volvo AB (B Shares)		262,809	2,730,048

TOTAL SWEDEN			60,888,875

Switzerland - 6.8%
ABB Ltd. (Reg.)		376,091	7,095,219
Actelion Ltd.		17,540	2,438,157
Adecco SA (Reg.)		29,069	2,164,478
Aryzta AG		14,918	673,117
Baloise Holdings AG		8,610	1,033,949
Barry Callebaut AG		370	444,322
Coca-Cola HBC AG		34,528	825,040
Compagnie Financiere Richemont SA Series A		89,244	7,652,456
Credit Suisse Group AG		265,777	6,628,806
Credit Suisse Group AG sponsored ADR		399	9,975
Dufry AG (b)		6,939	812,223
Ems-Chemie Holding AG		1,414	598,674
Geberit AG (Reg.)		6,460	2,086,780
Givaudan SA		1,575	2,820,325
Julius Baer Group Ltd.		38,282	1,898,118
Kuehne & Nagel International AG		9,236	1,281,052
Lafargeholcim Ltd. (Reg.)		74,370	4,194,575
Lindt & Spruengli AG		17	1,261,091
Lindt & Spruengli AG (participation certificate)		166	1,013,516
Lonza Group AG		9,026	1,325,889
Nestle SA		551,293	42,104,431
Novartis AG		378,312	34,270,805
Novartis AG sponsored ADR		10,706	968,144
Pargesa Holding SA		5,357	340,351
Partners Group Holding AG		2,769	1,002,885
Roche Holding AG (participation certificate)		120,119	32,612,172
Schindler Holding AG:
(participation certificate)		7,530	1,223,449
(Reg.)		3,606	586,620
SGS SA (Reg.)		937	1,785,936
Sika AG		367	1,204,460
Sonova Holding AG Class B		9,204	1,257,059
Sulzer AG (Reg.)		4,098	414,174
Swatch Group AG (Bearer)		5,257	2,057,700
Swatch Group AG (Bearer) (Reg.)		8,569	619,843
Swiss Life Holding AG		5,493	1,312,051
Swiss Prime Site AG		11,395	871,528
Swiss Re Ltd.		60,216	5,598,513
Swisscom AG		4,417	2,278,992
Syngenta AG (Switzerland)		15,888	5,337,898
Transocean Ltd. (Switzerland) (a)		62,326	952,120
UBS Group AG		591,373	11,834,041
UBS Group AG		32,977	660,529
Zurich Insurance Group AG		25,713	6,785,665

TOTAL SWITZERLAND			202,337,128

Taiwan - 2.5%
Acer, Inc. (b)		487,060	207,036
Advanced Semiconductor Engineering, Inc.		1,076,639	1,242,874
Advantech Co. Ltd.		54,516	392,099
Asia Cement Corp.		394,785	410,411
Asia Pacific Telecom Co. Ltd. (b)		332,000	106,866
ASUSTeK Computer, Inc.		120,422	1,079,402
AU Optronics Corp.		1,464,000	430,625
Catcher Technology Co. Ltd.		112,000	1,103,958
Cathay Financial Holding Co. Ltd.		1,395,227	1,994,102
Chang Hwa Commercial Bank		786,001	409,161
Cheng Shin Rubber Industry Co. Ltd.		273,513	496,224
Chicony Electronics Co. Ltd.		86,088	205,773
China Airlines Ltd. (b)		444,835	159,628
China Development Finance Holding Corp.		2,306,819	621,736
China Life Insurance Co. Ltd.		543,321	450,187
China Motor Co. Ltd.		105,000	74,388
China Steel Corp.		2,010,421	1,216,842
Chinatrust Financial Holding Co. Ltd.		2,619,829	1,440,442
Chunghwa Picture Tubes, Ltd. (b)		551	15
Chunghwa Telecom Co. Ltd.		646,400	1,980,388
Compal Electronics, Inc.		716,394	447,953
CTCI Corp.		103,000	134,520
Delta Electronics, Inc.		312,000	1,595,318
E.SUN Financial Holdings Co. Ltd.		1,228,869	740,009
ECLAT Textile Co. Ltd.		30,880	455,614
EPISTAR Corp.		194,000	175,685
EVA Airways Corp. (b)		314,982	185,312
Evergreen Marine Corp. (Taiwan)		299,730	133,870
Far Eastern Textile Ltd.		542,032	494,198
Far EasTone Telecommunications Co. Ltd.		276,000	598,503
Feng Tay Enterprise Co. Ltd.		51,500	295,849
First Financial Holding Co. Ltd.		1,526,817	740,717
Formosa Chemicals & Fibre Corp.		548,620	1,258,962
Formosa Petrochemical Corp.		197,000	479,985
Formosa Plastics Corp.		704,640	1,638,698
Formosa Taffeta Co. Ltd.		128,000	126,955
Foxconn Technology Co. Ltd.		155,071	407,918
Fubon Financial Holding Co. Ltd.		1,136,487	1,844,844
Giant Manufacturing Co. Ltd.		47,042	355,731
Hermes Microvision, Inc.		7,000	270,599
Highwealth Construction Corp.		127,400	188,363
HIWIN Technologies Corp.		35,785	200,061
Hon Hai Precision Industry Co. Ltd. (Foxconn)		2,388,493	6,371,277
Hotai Motor Co. Ltd.		43,000	505,298
HTC Corp.		111,057	268,535
Hua Nan Financial Holdings Co. Ltd.		1,084,718	522,897
Innolux Corp.		1,411,819	476,187
Inotera Memories, Inc. (b)		384,000	296,886
Inventec Corp.		404,209	232,826
Kinsus Interconnect Technology Corp.		41,000	84,488
Largan Precision Co. Ltd.		17,000	1,327,430
Lite-On Technology Corp.		350,992	365,425
MediaTek, Inc.		254,989	1,998,913
Mega Financial Holding Co. Ltd.		1,698,906	1,240,230
Merida Industry Co. Ltd.		35,050	205,668
Nan Ya Plastics Corp.		810,980	1,616,215
Novatek Microelectronics Corp.		96,000	328,230
Pegatron Corp.		329,652	810,295
Phison Electronics Corp.		23,199	168,285
Pou Chen Corp.		382,240	541,600
Powertech Technology, Inc.		113,700	252,161
President Chain Store Corp.		99,000	658,679
Quanta Computer, Inc.		466,000	796,643
Radiant Opto-Electronics Corp.		77,672	241,641
Realtek Semiconductor Corp.		76,744	160,982
Ruentex Development Co. Ltd.		135,984	165,660
Ruentex Industries Ltd.		83,484	154,290
Shin Kong Financial Holding Co. Ltd.		1,395,637	334,884
Siliconware Precision Industries Co. Ltd.		489,000	646,056
Simplo Technology Co. Ltd.		46,971	167,108
Sinopac Holdings Co.		1,625,400	538,212
Standard Foods Corp.		66,517	161,042
Synnex Technology International Corp.		221,496	234,357
Taishin Financial Holdings Co. Ltd.		1,358,158	533,390
Taiwan Business Bank		706,078	181,603
Taiwan Cement Corp.		559,110	623,434
Taiwan Cooperative Financial Holding Co. Ltd.		1,212,453	543,391
Taiwan Fertilizer Co. Ltd.		139,000	177,898
Taiwan Glass Industry Corp. (b)		155,210	61,434
Taiwan Mobile Co. Ltd.		287,400	907,393
Taiwan Semiconductor Manufacturing Co. Ltd.		4,209,000	17,734,514
TECO Electric & Machinery Co. Ltd.		318,000	278,183
Transcend Information, Inc.		30,000	83,813
U-Ming Marine Transport Corp.		64,000	75,897
Unified-President Enterprises Corp.		823,620	1,395,321
United Microelectronics Corp.		2,059,000	750,917
Vanguard International Semiconductor Corp.		139,000	179,610
Wan Hai Lines Ltd.		80,000	53,103
Wistron Corp.		404,815	204,496
WPG Holding Co. Ltd.		243,107	254,602
Yang Ming Marine Transport Corp. (b)		264,100	80,454
Yuanta Financial Holding Co. Ltd.		1,532,085	604,056
Yulon Motor Co. Ltd.		151,000	160,465

TOTAL TAIWAN			73,548,195

Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)		175,800	1,150,637
Airports of Thailand PCL (For. Reg.)		73,500	614,390
Bangkok Bank PCL		66,000	310,190
Bangkok Bank PCL (For. Reg.)		61,400	288,570
Bangkok Dusit Medical Services PCL (For. Reg.)		670,200	357,355
Banpu PCL (For. Reg.)		175,700	107,129
BEC World PCL (For. Reg.)		168,400	148,981
BTS Group Holdings PCL		930,600	252,424
Bumrungrad Hospital PCL (For. Reg.)		60,600	367,624
C.P. ALL PCL (For. Reg.)		748,900	1,053,452
Central Pattana PCL (For. Reg.)		234,600	303,191
Charoen Pokphand Foods PCL (For. Reg.)		540,500	314,057
Delta Electronics PCL (For. Reg.)		86,800	206,253
Energy Absolute PCL		184,800	120,307
Glow Energy PCL (For. Reg.)		84,900	204,101
Home Product Center PCL (For. Reg.)		635,047	124,766
Indorama Ventures PCL (For. Reg.)		232,700	150,912
IRPC PCL (For. Reg.)		1,705,900	195,312
Kasikornbank PCL		92,400	446,965
Kasikornbank PCL (For. Reg.)		215,800	1,043,885
Krung Thai Bank PCL (For. Reg.)		609,775	292,657
Minor International PCL (For. Reg.)		283,570	242,952
PTT Exploration and Production PCL (For. Reg.)		237,151	487,908
PTT Global Chemical PCL (For. Reg.)		280,886	440,053
PTT PCL (For. Reg.)		169,700	1,310,658
Siam Cement PCL (For. Reg.)		69,150	879,050
Siam Commercial Bank PCL (For. Reg.)		264,900	992,430
Thai Oil PCL (For. Reg.)		134,100	204,250
Thai Union Frozen Products PCL (For. Reg.)		315,600	156,797
TMB PCL (For. Reg.)		2,266,000	169,130
True Corp. PCL (For. Reg.) (b)		1,462,654	414,235

TOTAL THAILAND			13,350,621

Turkey - 0.3%
Akbank T.A.S.		376,544	967,385
Anadolu Efes Biracilik Ve Malt Sanayii A/S		34,515	272,294
Arcelik A/S		41,545	226,578
Bim Birlesik Magazalar A/S JSC		36,840	749,335
Coca-Cola Icecek Sanayi A/S		13,640	172,874
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		325,866	316,321
Enka Insaat ve Sanayi A/S		87,397	154,985
Eregli Demir ve Celik Fabrikalari T.A.S.		232,711	330,460
Ford Otomotiv Sanayi A/S		12,534	147,464
Haci Omer Sabanci Holding A/S		154,082	489,401
Koc Holding A/S		108,309	489,164
Petkim Petrokimya Holding A/S (b)		60,589	89,364
TAV Havalimanlari Holding A/S		27,984	219,810
Tofas Turk Otomobil Fabrikasi A/S		22,865	150,975
Tupras Turkiye Petrol Rafinelleri A/S (b)		20,971	553,875
Turk Hava Yollari AO (b)		99,558	294,023
Turk Sise ve Cam Fabrikalari A/S		119,017	136,351
Turk Telekomunikasyon A/S		80,188	173,006
Turkcell Iletisim Hizmet A/S		152,451	605,832
Turkiye Garanti Bankasi A/S		393,850	1,019,848
Turkiye Halk Bankasi A/S		106,638	400,523
Turkiye Is Bankasi A/S Series C		264,016	450,984
Turkiye Vakiflar Bankasi TAO		127,892	182,490
Ulker Biskuvi Sanayi A/S		25,692	173,607
Yapi ve Kredi Bankasi A/S		144,106	175,474

TOTAL TURKEY			8,942,423

United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC (b)		337,073	688,279
Aldar Properties PJSC (b)		521,613	323,789
Arabtec Holding Co. (b)		397,201	176,269
DP World Ltd.		27,783	561,494
Dubai Financial Market PJSC (b)		339,114	132,026
Dubai Islamic Bank Pakistan Ltd. (b)		169,705	298,936
Emaar Malls Group PJSC (b)		320,000	272,693
Emaar Properties PJSC		604,378	1,061,323
First Gulf Bank PJSC		156,069	524,762
National Bank of Abu Dhabi PJSC (b)		113,341	268,464

TOTAL UNITED ARAB EMIRATES			4,308,035

United Kingdom - 13.6%
3i Group PLC		166,288	1,284,311
Aberdeen Asset Management PLC		160,351	857,032
Admiral Group PLC		35,384	879,859
Aggreko PLC		44,339	625,772
Amec Foster Wheeler PLC		67,143	735,939
Anglo American PLC (United Kingdom)		239,640	2,010,513
Antofagasta PLC		68,188	553,450
ARM Holdings PLC		229,103	3,608,062
ARM Holdings PLC sponsored ADR		3,940	186,874
Ashtead Group PLC		86,066	1,326,793
Associated British Foods PLC		60,870	3,242,075
AstraZeneca PLC:
(United Kingdom)		207,741	13,239,870
sponsored ADR		16,548	527,716
Aviva PLC		692,017	5,171,842
Babcock International Group PLC		49,270	732,203
BAE Systems PLC		540,229	3,654,375
Barclays PLC		2,798,592	9,970,773
Barclays PLC sponsored ADR		16,118	229,359
Barratt Developments PLC		169,211	1,597,741
BG Group PLC		584,013	9,226,551
BHP Billiton PLC		346,592	5,539,941
BHP Billiton PLC ADR (a)		7,219	232,813
BP PLC		3,122,130	18,554,799
British American Tobacco PLC:
(United Kingdom)		308,783	18,344,681
sponsored ADR		4,978	587,902
British Land Co. PLC		165,250	2,217,594
BT Group PLC		1,429,156	10,206,344
Bunzl PLC		57,221	1,639,859
Burberry Group PLC		76,021	1,556,336
Capita Group PLC		113,557	2,232,008
Carnival PLC		31,410	1,748,146
Carphone Warehouse Group PLC		166,946	1,187,220
Centrica PLC		850,564	2,959,602
Cobham PLC		195,671	837,069
Compass Group PLC		283,662	4,876,407
Croda International PLC		23,118	1,032,810
Diageo PLC		419,368	12,090,364
Diageo PLC sponsored ADR		2,628	302,430
Direct Line Insurance Group PLC		234,523	1,425,916
easyJet PLC		26,993	728,217
Fresnillo PLC		38,642	434,865
G4S PLC (United Kingdom)		265,003	991,499
GKN PLC		281,743	1,247,410
GlaxoSmithKline PLC		802,067	17,297,158
GlaxoSmithKline PLC sponsored ADR		14,928	642,800
Hammerson PLC		133,445	1,309,400
Hargreaves Lansdown PLC		44,761	996,411
HSBC Holdings PLC:
(United Kingdom)		3,299,205	25,776,590
sponsored ADR		7,479	292,205
ICAP PLC		93,806	636,290
IMI PLC		46,190	678,598
Imperial Tobacco Group PLC		163,593	8,824,302
Inmarsat PLC		76,569	1,162,682
InterContinental Hotel Group PLC		40,335	1,611,765
Intertek Group PLC		27,589	1,116,444
Intu Properties PLC (a)		161,030	859,172
Investec PLC		93,276	779,365
ITV PLC		654,445	2,546,444
J Sainsbury PLC		230,235	945,534
Johnson Matthey PLC		34,997	1,394,643
Kingfisher PLC		396,874	2,157,317
Land Securities Group PLC		134,897	2,784,547
Legal & General Group PLC		1,016,145	4,097,936
Lloyds Banking Group PLC		9,535,457	10,822,860
Lloyds Banking Group PLC sponsored ADR (a)		56,591	259,187
London Stock Exchange Group PLC		53,372	2,093,982
Marks & Spencer Group PLC		281,725	2,224,578
Meggitt PLC		133,015	725,078
Melrose PLC		171,248	702,757
Merlin Entertainments PLC		119,593	764,744
Mondi PLC		62,694	1,453,602
National Grid PLC		639,266	9,106,272
Next PLC		24,826	3,061,741
Old Mutual PLC		842,417	2,757,077
Pearson PLC		129,669	1,721,460
Pearson PLC sponsored ADR		10,528	140,233
Persimmon PLC		52,276	1,606,938
Prudential PLC		428,738	10,013,817
Prudential PLC ADR		5,458	255,380
Reckitt Benckiser Group PLC		109,870	10,722,270
RELX PLC		191,914	3,437,831
Rexam PLC		120,958	1,006,932
Rio Tinto PLC		208,829	7,610,830
Rio Tinto PLC sponsored ADR (a)		7,367	268,969
Rolls-Royce Group PLC		314,283	3,323,391
Royal Bank of Scotland Group PLC (b)		553,099	2,702,800
Royal Dutch Shell PLC:
Class A (Netherlands)		106,439	2,788,215
Class A (United Kingdom)		553,443	14,448,945
Class A sponsored ADR		5,477	287,323
Class B (United Kingdom)		412,365	10,797,735
Royal Mail PLC		136,955	940,161
RSA Insurance Group PLC		173,823	1,124,969
SABMiller PLC		165,836	10,213,328
Sage Group PLC		183,895	1,545,034
Schroders PLC		21,275	978,351
Scottish & Southern Energy PLC		169,713	3,948,308
Segro PLC		127,927	887,061
Severn Trent PLC		40,493	1,400,171
SKY PLC		176,465	2,981,541
Smith & Nephew PLC		152,683	2,607,149
Smiths Group PLC		67,503	1,001,082
Sports Direct International PLC (b)		46,756	502,391
St. James's Place Capital PLC		89,429	1,329,696
Standard Chartered PLC (United Kingdom)		435,368	4,841,772
Standard Life PLC		336,879	2,185,871
Tate & Lyle PLC		80,494	741,435
Taylor Wimpey PLC		554,267	1,691,827
Tesco PLC		1,390,151	3,920,644
The Weir Group PLC		36,144	594,528
Travis Perkins PLC		42,471	1,254,468
Tullow Oil PLC		152,640	477,444
Unilever PLC		219,488	9,788,833
United Utilities Group PLC		116,372	1,773,360
Vodafone Group PLC		4,411,491	14,517,939
Vodafone Group PLC sponsored ADR		12,032	396,695
Whitbread PLC		31,058	2,377,672
William Hill PLC		151,650	739,942
WM Morrison Supermarkets PLC		379,453	985,666

TOTAL UNITED KINGDOM			407,397,230

United States of America - 0.0%
Southern Copper Corp.		27,066	751,352
TOTAL COMMON STOCKS
(Cost $2,919,904,853)			2,895,516,952

Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.4%
AES Tiete SA (PN) (non-vtg.)		13,600	48,736
Ambev SA sponsored ADR		66,500	323,855
Banco Bradesco SA:
(PN)		384,934	2,096,074
(PN) sponsored ADR		50,384	274,089
Banco do Estado Rio Grande do Sul SA		26,300	40,849
Brasil Foods SA sponsored ADR		9,700	148,701
Braskem SA (PN-A)		28,100	158,696
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		37,800	92,428
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		26,901	353,932
Companhia Energetica de Minas Gerais (CEMIG) (PN)		126,704	235,236
Companhia Energetica de Sao Paulo Series B		32,800	137,781
Companhia Paranaense de Energia-Copel (PN-B)		17,100	144,105
Gerdau SA (PN)		143,350	201,836
Itau Unibanco Holding SA		457,559	3,140,524
Itau Unibanco Holding SA sponsored ADR		61,957	424,405
Itausa-Investimentos Itau SA (PN)		607,373	1,133,937
Lojas Americanas SA (PN)		79,931	346,332
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.) (b)		566,740	1,133,024
(PN) sponsored (non-vtg.) (b)		41,350	164,987
sponsored ADR (a)(b)		30,750	150,060
Suzano Papel e Celulose SA		60,400	259,201
Telefonica Brasil SA		67,640	700,683
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)		62,200	44,837
Vale SA:
(PN-A)		297,100	1,080,840
(PN-A) sponsored ADR		32,200	115,920

TOTAL BRAZIL			12,951,068

Chile - 0.0%
Embotelladora Andina SA Class B		44,424	162,908
Sociedad Quimica y Minera de Chile SA (PN-B)		16,111	310,152

TOTAL CHILE			473,060

Colombia - 0.1%
Banco Davivienda SA		18,145	149,194
Bancolombia SA (PN)		72,002	624,332
Grupo Aval Acciones y Valores SA		581,175	232,711
Grupo de Inversiones Suramerica SA		17,460	219,139

TOTAL COLOMBIA			1,225,376

France - 0.1%
Air Liquide SA (b)		12,685	1,644,594
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		9,465	766,147
FUCHS PETROLUB AG		11,951	573,185
Henkel AG & Co. KGaA		30,173	3,274,840
Porsche Automobil Holding SE (Germany)		26,169	1,223,242
Volkswagen AG		27,567	3,309,007

TOTAL GERMANY			9,146,421

Ireland - 0.0%
Ryanair Holdings PLC		5,111	1,654
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		1,078,236	1,212,953
Korea (South) - 0.2%
AMOREPACIFIC Corp.		1,533	259,803
Hyundai Motor Co.		4,460	429,684
Hyundai Motor Co. Series 2		6,558	654,783
LG Chemical Ltd.		1,511	285,189
Samsung Electronics Co. Ltd.		3,517	3,680,965

TOTAL KOREA (SOUTH)			5,310,424

Russia - 0.0%
AK Transneft OAO (b)		265	617,693
Sberbank of Russia (b)		130,675	140,199
Surgutneftegas OJSC (b)		472,517	322,097

TOTAL RUSSIA			1,079,989

United Kingdom - 0.0%
Rolls-Royce Group PLC		29,134,034	44,913
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $54,231,007)			33,090,452
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	45,407

U.S. Government and Government Agency Obligations - 0.2%
U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.3% 3/3/16 to 6/23/16 (e)
(Cost $7,990,079)		8,000,000	7,989,517
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,990,079)			7,989,517
		Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.18% (f)		80,838,678	$80,838,678
Fidelity Securities Lending Cash Central Fund, 0.19% (f)(g)		26,705,540	26,705,540
TOTAL MONEY MARKET FUNDS
(Cost $107,544,218)			107,544,218
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $3,089,716,838)			3,044,186,546
NET OTHER ASSETS (LIABILITIES) - (1.5)%			(45,889,646)
NET ASSETS - 100%			$2,998,296,900

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
582 ICE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2015	51,131,610	$2,775,580
341 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Dec. 2015	14,385,085	1,006,993
36 TME S&P/TSX 60 Index Contracts (Canada)	Dec. 2015	4,363,169	63,104
TOTAL FUTURES CONTRACTS			$3,845,677

The face value of futures purchased as a percentage of Net Assets is 2.3%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $109,583,926.

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $187,673 or 0.0% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,770,063.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$139,696
Fidelity Securities Lending Cash Central Fund	1,102,392
Total	$1,242,088

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$353,702,760	$162,913,605	$190,789,155	$--
Consumer Staples	315,744,445	134,549,473	181,194,972	--
Energy	190,173,857	69,386,565	120,787,292	--
Financials	793,951,461	330,381,389	463,568,531	1,541
Health Care	271,439,677	55,166,744	215,944,157	328,776
Industrials	329,004,035	137,214,445	190,593,130	1,196,460
Information Technology	220,213,454	78,494,316	141,186,578	532,560
Materials	197,585,698	97,907,626	99,678,072	--
Telecommunication Services	153,292,846	31,101,673	122,191,173	--
Utilities	103,499,171	44,420,205	59,078,966	--
Corporate Bonds	45,407	--	45,407	--
U.S. Government and Government Agency Obligations	7,989,517	--	7,989,517	--
Money Market Funds	107,544,218	107,544,218	--	--
Total Investments in Securities:	$3,044,186,546	$1,249,080,259	$1,793,046,950	$2,059,337
Derivative Instruments:
Assets
Futures Contracts	$3,845,677	$3,845,677	$--	$--
Total Assets	$3,845,677	$3,845,677	$--	$--
Total Derivative Instruments:	$3,845,677	$3,845,677	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$140,042,362
Level 2 to Level 1	$79,529,102

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,845,677	$0
Total Equity Risk	3,845,677	0
Total Value of Derivatives	$3,845,677	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015
Assets
Investment in securities, at value (including securities loaned of $25,374,085) — See accompanying schedule: Unaffiliated issuers (cost $2,982,172,620)	$2,936,642,328
Fidelity Central Funds (cost $107,544,218)	107,544,218
Total Investments (cost $3,089,716,838)		$3,044,186,546
Cash		14,121
Foreign currency held at value (cost $2,768,926)		2,763,380
Receivable for investments sold		724,383
Receivable for fund shares sold		284,992
Dividends receivable		7,263,236
Interest receivable		183
Distributions receivable from Fidelity Central Funds		47,505
Other receivables		2,000
Total assets		3,055,286,346
Liabilities
Payable for fund shares redeemed	$29,103,246
Accrued management fee	498,665
Payable for daily variation margin for derivative instruments	237,205
Other payables and accrued expenses	444,790
Collateral on securities loaned, at value	26,705,540
Total liabilities		56,989,446
Net Assets		$2,998,296,900
Net Assets consist of:
Paid in capital		$3,018,225,021
Undistributed net investment income		66,869,421
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(44,525,780)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(42,271,762)
Net Assets, for 268,884,923 shares outstanding		$2,998,296,900
Net Asset Value, offering price and redemption price per share ($2,998,296,900 ÷ 268,884,923 shares)		$11.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2015
Investment Income
Dividends		$86,817,497
Interest		11,289
Income from Fidelity Central Funds		1,242,088
Income before foreign taxes withheld		88,070,874
Less foreign taxes withheld		(7,115,939)
Total income		80,954,935
Expenses
Management fee	$5,609,808
Independent trustees' compensation	11,373
Interest	1,264
Miscellaneous	3,938
Total expenses before reductions	5,626,383
Expense reductions	(59)	5,626,324
Net investment income (loss)		75,328,611
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(13,624,646)
Foreign currency transactions	(1,410,417)
Futures contracts	(10,342,560)
Total net realized gain (loss)		(25,377,623)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $99,102)	(208,710,948)
Assets and liabilities in foreign currencies	(16,459)
Futures contracts	2,876,730
Total change in net unrealized appreciation (depreciation)		(205,850,677)
Net gain (loss)		(231,228,300)
Net increase (decrease) in net assets resulting from operations		$(155,899,689)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2015	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$75,328,611	$71,442,832
Net realized gain (loss)	(25,377,623)	(8,800,218)
Change in net unrealized appreciation (depreciation)	(205,850,677)	(53,100,616)
Net increase (decrease) in net assets resulting from operations	(155,899,689)	9,541,998
Distributions to shareholders from net investment income	(73,074,117)	(37,441,482)
Distributions to shareholders from net realized gain	(1,043,916)	(2,229,612)
Total distributions	(74,118,033)	(39,671,094)
Share transactions
Proceeds from sales of shares	1,011,725,307	973,077,158
Reinvestment of distributions	74,118,033	39,671,095
Cost of shares redeemed	(335,726,404)	(228,291,739)
Net increase (decrease) in net assets resulting from share transactions	750,116,936	784,456,514
Total increase (decrease) in net assets	520,099,214	754,327,418
Net Assets
Beginning of period	2,478,197,686	1,723,870,268
End of period (including undistributed net investment income of $66,869,421 and undistributed net investment income of $66,254,918, respectively)	$2,998,296,900	$2,478,197,686
Other Information
Shares
Sold	87,499,853	79,251,251
Issued in reinvestment of distributions	6,313,291	3,321,991
Redeemed	(28,663,203)	(18,389,732)
Net increase (decrease)	65,149,941	64,183,510

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Global ex U.S. Index Fund

		October 31,
Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.16	$12.35	$10.55	$10.24	$11.05
Income from Investment Operations
Net investment income (loss)A	.31	.39	.31	.31	.31
Net realized and unrealized gain (loss)	(.96)	(.33)	1.75	.19	(.96)
Total from investment operations	(.65)	.06	2.06	.50	(.65)
Distributions from net investment income	(.35)	(.24)	(.25)	(.19)	(.11)
Distributions from net realized gain	(.01)	(.01)	(.02)	–	(.05)
Total distributions	(.36)	(.25)	(.26)B	(.19)	(.16)
Net asset value, end of period	$11.15	$12.16	$12.35	$10.55	$10.24
Total ReturnC	(5.53)%	.52%	19.97%	5.08%	(6.00)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.20%	.20%	.20%	.20%	.24%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.24%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.24%
Net investment income (loss)	2.68%	3.19%	2.73%	3.09%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$2,998,297	$2,478,198	$1,723,870	$1,027,731	$483,664
Portfolio turnover rateF	2%	2%	1%	1%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.018 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2015

1. Organization.

Fidelity Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$371,971,045
Gross unrealized depreciation	(423,614,134)
Net unrealized appreciation (depreciation) on securities	$(51,643,089)
Tax Cost	$3,095,829,635

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$66,867,900
Capital loss carryforward	$(34,565,783)
Net unrealized appreciation (depreciation) on securities and other investments	$(51,785,463)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$(2,685,793)
No expiration
Short-term	(8,235,920)
Long-term	(23,644,070)
Total no expiration	(31,879,990)
Total capital loss carryforward	$(34,565,783)

The tax character of distributions paid was as follows:

	October 31, 2015	October 31, 2014
Ordinary Income	$74,118,033	$ 39,671,094

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(10,342,560) and a change in net unrealized appreciation (depreciation) of $2,876,730 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $822,710,847 and $41,990,848, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$12,937,800.35%		$1,264

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,938 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,102,392.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $59.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity® Series Global ex U.S. Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity® Series Global ex U.S. Index Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of October 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management, Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity® Series Global ex U.S. Index Fund as of October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 21, 2015

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 234 funds. Ms. Acton and Mr. Engler each oversees 220 funds. Mr. von Kuhn oversees 136 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the month in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Actual	.20%	$1,000.00	$900.60	$.96
Hypothetical-C		$1,000.00	$1,024.20	$1.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund designates 75% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.3667 and $0.0154 for the dividend paid December 8, 2014.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Global ex U.S. Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Fidelity Series Global ex U.S. Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.25% to 0.20%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# ofVotes	% ofVotes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
Denotes trust-wide proposal and voting results.

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

SGX-ANN-1215
1.899279.106

Spartan® Emerging Markets Index Fund Spartan® Global ex U.S. Index Fund Investor Class and Fidelity Advantage Class Annual Report October 31, 2015

Contents

Spartan® Emerging Markets Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Spartan® Global ex U.S. Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Spartan® Emerging Markets Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2015	Past 1 year	Life of fundA
Investor Class	(15.68)%	(2.69)%
Fidelity Advantage® Class	(15.57)%	(2.58)%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan® Emerging Markets Index Fund - Investor Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the FTSE® Emerging Index performed over the same period.

Period Ending Values
$8,930	Spartan® Emerging Markets Index Fund - Investor Class
$9,395	FTSE® Emerging Index

Spartan® Emerging Markets Index Fund

Management's Discussion of Fund Performance

Market Recap:  International equities suffered a moderate setback for the 12 months ending October 31, 2015, held back by a collapse in commodities prices that hurt resources-related sectors and geographies. The MSCI ACWI (All Country World Index) ex USA Index returned -4.55% for the period, affected also by concerns about global economic growth. Commodity producers remained under pressure for much of the past year, largely related to economic deceleration in China (-1%), the world’s second-largest economy and a leading consumer of raw materials. This effect was exacerbated by U.S. dollar strength relative to global currencies, which weighed on commodities priced in dollars and acutely impacted equity returns within regions most exposed to resources prices. The emerging-markets group, for example, returned about -15% this period. Canada, a significant energy producer, returned roughly -17%. Net energy consumer Japan (+9%) was the best-performing region by far. Only about a quarter of the nearly 50 index countries managed a gain this period: Ireland (+19%) – the EU’s fastest-growing economy – and Israel (+17%) proved top performers; Greece (-56%) and Brazil (-46%), among the worst. As for sectors, energy (-25%) and materials (-16%) declined sharply, whereas the two consumer sectors each gained about 6%.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund's share classes lagged the -14.93% return of the benchmark, the FTSE® Emerging Index. (The fund’s performance relative to the index can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Amid declining commodity prices, energy and materials stocks were especially poor performers in absolute terms. In the former group, shares of Brazil-based energy giant Petrobras returned about –68%, due to persistently low oil prices, the company’s high debt and a corruption scandal, among other reasons. Other detractors in the sector included Gazprom, the Russian state-controlled energy company; Sasol, based in South Africa; and PetroChina. Within materials, shares of Brazilian metals and mining company Vale returned –56%. Amid the country’s economic weakness, several Brazilian banks also hurt performance, notably Itau Unibanco (–47%) and Bradesco (–55%). On the positive side, the top contributor in absolute terms was China-based and Grand Cayman-listed media company Tencent Holdings; the company's shares rose 19%. Another media company, South Africa’s Naspers, rose about 18%. Other notable contributors included Chinese insurance stocks Ping An Insurance and China Life Insurance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Spartan® Emerging Markets Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.2	3.0
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	3.2	2.9
China Construction Bank Corp. (H Shares) (China, Banks)	2.1	1.8
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	2.0	2.0
Naspers Ltd. Class N (South Africa, Media)	1.9	1.5
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.5	1.6
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.2	1.0
Bank of China Ltd. (H Shares) (China, Banks)	1.1	1.4
Infosys Ltd. (India, IT Services)	1.1	0.8
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.0	0.8
	18.3

Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.3	31.2
Information Technology	14.3	13.8
Energy	8.8	9.8
Consumer Discretionary	8.5	7.8
Consumer Staples	7.9	7.6
Telecommunication Services	7.4	7.8
Industrials	7.0	6.5
Materials	5.9	6.9
Utilities	3.2	3.8
Health Care	3.2	2.4

Geographic Diversification (% of fund's net assets)

As of October 31, 2015
China	15.3%
Taiwan	13.9%
India	12.5%
South Africa	9.1%
Brazil	6.8%
Cayman Islands	5.6%
Mexico	5.5%
Hong Kong	5.4%
Russia	4.4%
Other*	21.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of April 30, 2015
China	16.0%
Taiwan	13.7%
India	10.5%
South Africa	9.1%
Brazil	8.9%
Hong Kong	5.5%
Cayman Islands	5.1%
Mexico	4.9%
Russia	4.4%
Other*	21.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Spartan® Emerging Markets Index Fund

Investments October 31, 2015

Showing Percentage of Net Assets

Common Stocks - 94.6%
		Shares	Value
Bermuda - 1.3%
Alibaba Health Information Technology Ltd. (a)(b)		354,000	$281,792
Alibaba Pictures Group Ltd. (a)		2,070,000	551,236
Beijing Enterprises Water Group Ltd.		664,000	525,903
Brilliance China Automotive Holdings Ltd.		452,000	626,763
China Foods Ltd. (a)		114,000	51,992
China Gas Holdings Ltd.		270,000	429,710
China Resource Gas Group Ltd.		108,000	296,249
China Yurun Food Group Ltd. (a)(b)		178,000	38,135
CITIC Resources Holdings Ltd. (a)		340,000	51,094
Cosco Pacific Ltd.		254,735	329,552
Credicorp Ltd.		5,632	638,556
Credicorp Ltd. (United States)		3,039	343,954
GOME Electrical Appliances Holdings Ltd.		1,842,802	336,735
Haier Electronics Group Co. Ltd.		194,000	374,934
Hanergy Thin Film Power Group Ltd. (a)		1,618,000	453,040
Hopson Development Holdings Ltd. (a)		96,000	81,110
Kunlun Energy Co. Ltd.		438,000	357,572
Luye Pharma Group Ltd. (a)		210,500	206,995
Nine Dragons Paper (Holdings) Ltd.		269,000	177,497
Shenzhen International Holdings Ltd.		188,980	286,983
Sihuan Pharmaceutical Holdings Group Ltd.		470,000	251,669
Sinofert Holdings Ltd.		262,000	46,021

TOTAL BERMUDA			6,737,492

Brazil - 4.5%
AES Tiete SA		16,400	57,451
Ambev SA		765,600	3,789,735
B2W Companhia Global do Varejo (a)		15,800	59,733
Banco Bradesco SA		102,956	625,764
Banco do Brasil SA		138,100	571,873
BB Seguridade Participacoes SA		96,200	663,526
BM&F BOVESPA SA		275,600	814,676
BR Malls Participacoes SA		70,200	203,871
Brasil Foods SA		142,900	2,226,936
BTG Pactual Participations Ltd. unit		40,500	301,396
CCR SA		143,500	450,978
Centrais Eletricas Brasileiras SA (Electrobras)		49,400	64,303
Cetip SA - Mercados Organizado		36,817	325,540
Cielo SA		142,333	1,351,159
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		56,200	243,946
Companhia Energetica de Minas Gerais (CEMIG)		20,580	36,021
Companhia Paranaense de Energia-Copel		6,700	38,203
Companhia Siderurgica Nacional SA (CSN)		98,700	111,073
Cosan SA Industria e Comercio		16,100	103,157
CPFL Energia SA		45,333	182,082
Drogasil SA		41,100	426,181
Duratex SA		47,097	78,158
Ecorodovias Infraestrutura e Logistica SA		23,300	35,948
Embraer SA		114,200	837,426
Energias do Brasil SA		34,500	100,909
Equatorial Energia SA		33,500	298,729
Estacio Participacoes SA		38,200	153,135
Fibria Celulose SA		36,700	500,937
Hypermarcas SA (a)		60,200	273,172
JBS SA		116,800	431,577
Klabin SA unit		92,800	527,701
Kroton Educacional SA		242,248	619,353
Localiza Rent A Car SA		21,090	142,184
Lojas Americanas SA		32,882	99,757
Lojas Renner SA		100,500	482,102
M. Dias Branco SA		6,400	116,000
Multiplan Empreendimentos Imobiliarios SA		13,400	146,177
Multiplus SA		7,900	70,344
Natura Cosmeticos SA		25,100	149,043
Oi SA (a)		23,730	19,321
Petroleo Brasileiro SA - Petrobras (ON) (a)		645,700	1,570,488
Porto Seguro SA		14,400	120,717
Qualicorp SA		34,300	144,082
Smiles SA		5,500	42,927
Sul America SA unit		39,528	194,024
Terna Participacoes SA unit		15,400	79,465
TIM Participacoes SA		133,100	291,632
Totvs SA		21,900	194,039
Tractebel Energia SA		34,400	302,117
Ultrapar Participacoes SA		62,000	1,077,129
Usinas Siderurgicas de Minas Gerais SA - Usiminas		22,400	45,944
Vale SA		235,700	1,042,653
Via Varejo SA unit		18,900	20,828
Weg SA		91,140	340,308

TOTAL BRAZIL			23,195,930

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)		376,000	53,622
Cayman Islands - 5.6%
Agile Property Holdings Ltd.		196,856	107,161
Anta Sports Products Ltd.		145,000	405,613
Beijing Enterprises Clean Energy Group Ltd. (a)		720,000	64,718
Belle International Holdings Ltd.		961,000	932,782
Biostime International Holdings Ltd.		21,500	47,737
Bosideng International Holdings Ltd.		340,000	32,812
Car, Inc. (a)		122,000	213,325
China Conch Venture Holdings Ltd.		206,000	469,566
China Dongxiang Group Co. Ltd.		418,000	105,778
China Hongqiao Group Ltd. (b)		152,500	79,404
China Huishan Dairy Hld Co. Ltd. (b)		983,000	373,291
China Medical System Holdings Ltd.		203,000	278,833
China Resources Cement Holdings Ltd.		347,064	140,054
China Resources Land Ltd.		446,744	1,160,903
China State Construction International Holdings Ltd.		252,000	382,385
China Zhongwang Holdings Ltd. (b)		178,800	78,747
Cimc Enric Holdings Ltd.		76,000	50,031
Country Garden Holdings Co. Ltd.		1,213,737	461,019
ENN Energy Holdings Ltd.		118,000	675,980
Evergrande Real Estate Group Ltd.		879,000	672,201
GCL-Poly Energy Holdings Ltd. (a)		1,644,000	339,567
Geely Automobile Holdings Ltd.		780,000	415,949
Golden Eagle Retail Group Ltd. (H Shares) (b)		89,000	114,331
Greentown China Holdings Ltd. (a)		121,000	105,836
Haitian International Holdings Ltd.		98,000	171,471
Hengan International Group Co. Ltd.		120,000	1,295,812
Kingboard Chemical Holdings Ltd.		117,000	165,001
Kingboard Laminates Holdings Ltd.		193,000	80,384
Kingsoft Corp. Ltd.		132,000	298,699
KWG Property Holding Ltd.		163,737	118,066
Lee & Man Paper Manufacturing Ltd.		231,000	143,812
Li Ning Co. Ltd. (a)		211,708	110,307
Longfor Properties Co. Ltd.		231,000	309,505
Renhe Commercial Holdings Co. Ltd. (a)(b)		2,613,000	136,148
Sany Heavy Equipment International Holdings Co. Ltd. (a)		106,000	25,745
Shenzhou International Group Holdings Ltd.		93,000	458,301
Shimao Property Holdings Ltd.		204,000	357,273
Sino Biopharmaceutical Ltd.		448,000	556,730
SOHO China Ltd.		281,000	144,508
Sunac China Holdings Ltd.		265,000	162,521
Tencent Holdings Ltd.		871,600	16,429,119
TPK Holding Co. Ltd.		39,775	99,238
Zhongsheng Group Holdings Ltd. Class H		92,500	38,326

TOTAL CAYMAN ISLANDS			28,808,989

Chile - 1.2%
AES Gener SA		414,802	198,665
Aguas Andinas SA		457,402	239,274
Banco de Chile		4,356,975	460,615
Banco de Credito e Inversiones		7,117	290,217
Banco Santander Chile		10,241,027	486,469
Cencosud SA		182,339	399,535
Colbun SA		1,150,678	306,160
Compania Cervecerias Unidas SA		24,865	297,485
Compania de Petroleos de Chile SA (COPEC)		59,316	553,319
CorpBanca SA		24,943,035	228,853
Empresa Nacional de Electricidad SA		566,358	706,770
Empresa Nacional de Electricidad SA sponsored ADR		203	7,669
Empresa Nacional de Telecomunicaciones SA (ENTEL)		16,578	153,420
Empresas CMPC SA		186,288	459,019
Enersis SA		3,277,804	867,382
Enersis SA sponsored ADR		300	3,975
LATAM Airlines Group SA (a)		55,017	294,357
LATAM Airlines Group SA sponsored ADR (a)(b)		212	1,168
S.A.C.I. Falabella		74,912	503,710
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		168	3,256

TOTAL CHILE			6,461,318

China - 15.3%
Agricultural Bank of China Ltd. (H Shares)		4,228,000	1,728,874
Air China Ltd. (H Shares)		304,000	292,818
Aluminum Corp. of China Ltd. (H Shares) (a)		594,000	191,318
Angang Steel Co. Ltd. (H Shares)		186,000	77,290
Anhui Conch Cement Co. Ltd. (H Shares)		199,000	607,209
Anhui Expressway Co. Ltd. (H Shares)		80,000	68,591
Anhui Gujing Distillery Co. Ltd. (B Shares)		18,800	62,445
AviChina Industry & Technology Co. Ltd. (H Shares)		366,000	298,273
Baic Motor Corp. Ltd. (b)		229,500	202,297
Bank Communications Co. Ltd. (H Shares)		1,319,000	972,894
Bank of China Ltd. (H Shares)		12,281,000	5,791,245
BBMG Corp. (H Shares)		204,000	142,959
Beijing Capital International Airport Co. Ltd. (H Shares)		258,000	276,150
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)		274,000	94,806
Beijing North Star Co. Ltd. (H Shares)		86,000	27,875
Bengang Steel Plates Co. Ltd. (B Shares)		55,100	18,945
BOE Technology Group Co. Ltd. (B Shares)		182,900	53,177
BYD Co. Ltd. (H Shares) (a)		113,000	702,601
CGN Power Co. Ltd.		1,644,000	678,704
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares) (b)		218,200	82,973
China BlueChemical Ltd. (H Shares)		262,000	78,140
China Cinda Asset Management Co. Ltd. (H Shares)		1,456,000	566,087
China CITIC Bank Corp. Ltd. (H Shares) (a)		1,246,000	805,757
China Coal Energy Co. Ltd. (H Shares) (b)		398,000	170,330
China Communications Construction Co. Ltd. (H Shares)		725,000	1,000,636
China Communications Services Corp. Ltd. (H Shares)		466,000	186,937
China Construction Bank Corp. (H Shares)		14,917,000	10,811,185
China Cosco Holdings Co. Ltd. (H Shares) (a)(b)		372,000	237,102
China Eastern Airlines Corp. Ltd. (H Shares) (a)		268,000	171,940
China Everbright Bank Co. Ltd. (H Shares)		521,000	255,322
China Galaxy Securities Co. Ltd. (H Shares)		614,000	531,450
China International Marine Containers (Group) Ltd. (H Shares)		98,100	174,045
China Life Insurance Co. Ltd. (H Shares)		1,214,000	4,377,786
China Longyuan Power Grid Corp. Ltd. (H Shares)		548,000	501,007
China Machinery Engineering Co. (H Shares)		73,000	63,357
China Merchants Bank Co. Ltd. (H Shares)		749,846	1,957,786
China Merchants Property Development Co. Ltd. (B Shares)		26,950	100,684
China Minsheng Banking Corp. Ltd. (H Shares)		1,080,700	1,086,057
China Molybdenum Co. Ltd. (H Shares)		186,000	103,110
China National Accord Medicines Corp. Ltd.		6,800	33,995
China National Building Materials Co. Ltd. (H Shares)		454,000	282,078
China National Materials Co. Ltd. (H Shares)		171,000	41,026
China Oilfield Services Ltd. (H Shares)		294,000	327,539
China Pacific Insurance (Group) Co. Ltd. (H Shares)		422,200	1,681,790
China Petroleum & Chemical Corp. (H Shares)		4,177,000	3,010,966
China Railway Construction Corp. Ltd. (H Shares)		311,500	465,626
China Railway Group Ltd. (H Shares)		593,000	558,597
China Railway Signal & Communications Corp. (a)(b)		138,000	108,844
China Reinsurance Group Corp. (a)		400,000	83,916
China Shenhua Energy Co. Ltd. (H Shares)		547,000	920,342
China Shipping Container Lines Co. Ltd. (H Shares) (a)		533,000	213,871
China Shipping Development Co. Ltd. (H Shares)		182,000	128,916
China Southern Airlines Ltd. (H Shares)		288,000	244,760
China Telecom Corp. Ltd. (H Shares)		2,654,000	1,384,385
China Vanke Co. Ltd. (H Shares)		211,900	494,499
Chongqing Changan Automobile Co. Ltd. (B Shares)		146,800	270,178
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		457,000	287,008
CITIC Securities Co. Ltd. (H Shares)		366,500	789,743
CRRC Corp. Ltd. (H Shares) (b)		667,600	848,665
CSG Holding Co. Ltd. (B Shares)		125,000	99,037
Cssc Offshore & Marine Engin (H Shares) (a)		42,000	103,181
Dalian Port (PDA) Co. Ltd. (H Shares)		156,000	56,259
Dalian Wanda Commercial Properties Co., Ltd.		111,800	746,172
Datang International Power Generation Co. Ltd. (H Shares)		466,000	171,502
Dazhong Transport Group Co. Ltd. (B Shares)		74,100	79,626
Dongfang Electric Corp. Ltd. (H Shares)		49,800	59,605
Dongfeng Motor Group Co. Ltd. (H Shares)		470,000	674,638
Double Coin Holdings Ltd. (B Shares)		33,300	33,083
Foshan Electrical and Lighting Co. Ltd. (B Shares)		40,870	37,791
Fuyao Glass Industries Group Co. Ltd. (a)		60,800	129,979
Great Wall Motor Co. Ltd. (H Shares)		511,500	621,147
Guangdong Electric Power Development Co. Ltd. (B Shares)		129,600	84,677
Guangshen Railway Co. Ltd. (H Shares)		204,000	105,419
Guangzhou Automobile Group Co. Ltd. (H Shares)		364,000	318,277
Guangzhou Baiyunshan Pharma Health (H Shares)		30,000	84,425
Guangzhou R&F Properties Co. Ltd. (H Shares)		149,200	148,075
Haitong Securities Co. Ltd. (H Shares)		548,800	954,856
Harbin Electric Machinery Co. Ltd.(H Shares)		114,000	67,960
Huadian Energy Co. Ltd. (B Shares) (a)		61,500	35,336
Huadian Fuxin Energy Corp. Ltd. (H Shares)		380,000	116,420
Huadian Power International Corp. Ltd. (H Shares)		266,000	194,489
Huaneng Power International, Inc. (H Shares)		556,000	601,948
Huaneng Renewables Corp. Ltd. (H Shares)		628,000	195,027
Huatai Securities Co. Ltd. (a)		189,400	429,764
Huishang Bank Corp. Ltd.		272,000	116,859
Industrial & Commercial Bank of China Ltd. (H Shares)		11,753,000	7,454,996
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		153,762	128,853
Jiangling Motors Corp. Ltd. (B Shares)		12,300	39,555
Jiangsu Expressway Co. Ltd. (H Shares)		204,000	275,826
Jiangxi Copper Co. Ltd. (H Shares)		224,000	294,992
Jinzhou Port Co. Ltd. (B Shares)		29,800	17,255
Lao Feng Xiang Co. Ltd. (B Shares)		35,502	152,764
Legend Holdings Corp. (a)		39,800	153,834
Maanshan Iron & Steel Ltd. (H Shares) (a)(b)		224,000	47,955
Metallurgical Corp. China Ltd. (H Shares)		430,000	158,363
New China Life Insurance Co. Ltd. (H Shares)		132,300	582,570
People's Insurance Co. of China Group (H Shares)		1,071,000	573,178
PetroChina Co. Ltd. (H Shares)		3,448,000	2,699,453
PICC Property & Casualty Co. Ltd. (H Shares)		539,227	1,223,544
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		815,000	4,574,799
Red Star Macalline Group Corp. (a)		50,000	69,404
Shandong Chenming Paper Holdings Ltd. (B Shares)		156,600	94,823
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		284,000	196,092
Shanghai Bailian Group Co. Ltd. (B Shares)		23,600	45,063
Shanghai Baosight Software Co. Ltd.		20,600	81,411
Shanghai Chlor Alkali Co. Ltd. (B Shares) (a)		45,300	32,760
Shanghai Electric Group Co. Ltd. (H Shares) (b)		464,000	294,417
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H		61,500	199,811
Shanghai Haixin Group Co. Ltd. (B Shares)		57,600	42,692
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)		21,300	66,334
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)		40	73
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)		45,900	78,006
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		85,000	276,766
Shanghai Pharma Holding Co. Ltd. (H Shares)		115,700	266,869
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)		30,400	76,695
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)		33,917	74,420
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)		142,600	75,016
Shengjing Bank Co. Ltd. (b)		254,500	339,696
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)		19,400	38,067
Shenzhen Expressway Co. (H Shares)		96,000	73,977
Sichuan Expressway Co. Ltd. (H Shares)		116,000	40,374
Sinopec Engineering Group Co. Ltd. (H Shares) (c)		172,000	148,072
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares) (a)		579,000	240,327
Sinopec Yizheng Chemical Fibre Co. Ltd. (H Shares) (a)(b)		312,000	98,373
Sinopharm Group Co. Ltd. (H Shares)		172,000	708,832
Sinotrans Ltd. (H Shares)		272,000	147,698
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)		48,000	36,029
TravelSky Technology Ltd. (H Shares)		168,000	247,839
Tsingtao Brewery Co. Ltd. (H Shares)		64,000	305,503
Weichai Power Co. Ltd. (H Shares)		159,600	169,236
Weifu High-Technology Co. Ltd. (B Shares)		21,850	55,708
Wumart Stores, Inc. (H Shares) (a)		76,000	54,221
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)		67,800	127,327
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)		39,720	126,202
Yanzhou Coal Mining Co. Ltd. (H Shares) (b)		290,000	139,243
Zhaojin Mining Industry Co. Ltd. (H Shares)		124,500	70,164
Zhejiang Expressway Co. Ltd. (H Shares)		262,000	322,089
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		83,500	540,533
Zijin Mining Group Co. Ltd. (H Shares)		898,000	240,235
ZTE Corp. (H Shares)		124,880	300,723

TOTAL CHINA			78,911,515

Colombia - 0.4%
Almacenes Exito SA		32,648	147,181
Bancolombia SA sponsored ADR		76	2,631
Cementos Argos SA		62,242	206,256
Cemex Latam Holdings SA (a)		22,673	78,890
Corporacion Financiera Colombiana SA		17,389	227,131
Corporacion Financiera Colombiana SA (RFD) (a)		161	1,996
Ecopetrol SA		807,900	376,481
Grupo de Inversiones Suramerica SA		34,639	439,773
Interconexion Electrica SA ESP		50,228	120,325
Inversiones Argos SA		54,285	333,543
Isagen SA		122,954	130,296

TOTAL COLOMBIA			2,064,503

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S		25,692	514,017
Komercni Banka A/S		2,534	524,457

TOTAL CZECH REPUBLIC			1,038,474

Egypt - 0.3%
Commercial International Bank SAE		134,040	884,692
Commercial International Bank SAE sponsored GDR		2,265	13,250
EFG-Hermes Holding SAE		88,969	99,051
Elsewedy Electric Co.		9,715	50,825
Global Telecom Holding (a)		402,755	93,792
JUHAYNA Food Industries		77,728	74,340
Sidi Kerir Petrochemcials Co.		13,951	23,020
Talaat Moustafa Group Holding		163,757	136,837
Telecom Egypt SAE		38,711	33,022

TOTAL EGYPT			1,408,829

Hong Kong - 5.4%
Beijing Enterprises Holdings Ltd.		86,500	546,053
China Agri-Industries Holdings Ltd. (a)		307,630	112,936
China Everbright International Ltd.		440,000	708,564
China Everbright Ltd.		130,000	305,961
China Jinmao Hlds Group Ltd.		552,000	152,035
China Merchants Holdings International Co. Ltd.		199,227	661,632
China Mobile Ltd.		869,000	10,419,219
China Overseas Land and Investment Ltd.		632,000	2,041,277
China Overseas Property Holdings Ltd. (a)		210,666	35,933
China Power International Development Ltd.		422,000	265,198
China Resources Beer Holdings Co. Ltd.		193,159	364,717
China Resources Power Holdings Co. Ltd.		304,000	687,699
China South City Holdings Ltd.		344,000	82,039
China Taiping Insurance Group Ltd. (a)		242,577	761,614
China Unicom Ltd.		944,000	1,150,442
CITIC Pacific Ltd.		1,052,000	1,961,430
CNOOC Ltd.		2,614,000	2,952,544
CNOOC Ltd. sponsored ADR		200	22,736
CSPC Pharmaceutical Group Ltd.		686,000	638,698
Far East Horizon Ltd.		413,000	343,523
Fosun International Ltd.		346,000	630,062
Guangdong Investment Ltd.		464,000	652,552
Lenovo Group Ltd.		1,062,000	986,743
Poly Property Group Co. Ltd.		256,000	82,876
Shanghai Industrial Holdings Ltd.		82,000	215,766
Shenzhen Investment Ltd.		502,431	203,261
Sino-Ocean Land Holdings Ltd.		613,979	356,855
Sinotruk Hong Kong Ltd.		100,000	41,624
Winteam Pharmaceutical Group Ltd. (a)		294,000	222,352
Yuexiu Property Co. Ltd.		1,208,000	208,126

TOTAL HONG KONG			27,814,467

Hungary - 0.3%
Magyar Telekom PLC (a)		63,451	88,034
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		7,860	355,394
OTP Bank PLC		30,337	587,874
Richter Gedeon PLC		20,117	335,787

TOTAL HUNGARY			1,367,089

India - 12.5%
ABB Ltd. India (a)		10,523	198,944
ACC Ltd.		8,995	189,392
Adani Enterprises Ltd. (a)		37,892	53,417
Adani Ports & Special Economic Zone (a)		140,192	632,979
Adani Power Ltd. (a)		156,679	75,212
Adani Transmissions Ltd. (a)		37,892	20,999
Aditya Birla Nuvo Ltd.		5,501	173,126
Ambuja Cements Ltd.		106,135	335,359
Ashok Leyland Ltd.		120,381	171,773
Asian Paints India Ltd.		48,851	619,092
Aurobindo Pharma Ltd.		44,971	573,248
Axis Bank Ltd. (a)		105,685	765,422
Bajaj Auto Ltd. (a)		12,259	478,424
Bajaj Finance Ltd. (a)		2,877	229,345
Bajaj Finserv Ltd.		6,615	198,908
Bajaj Holdings & Investment Ltd. (a)		4,556	115,469
Bank of Baroda (a)		71,695	174,556
Bank of India		82,954	165,927
Bharat Electronics Ltd.		3,075	58,372
Bharat Forge Ltd.		16,861	220,700
Bharat Heavy Electricals Ltd.		99,161	300,775
Bharat Petroleum Corp. Ltd. (a)		29,248	388,758
Bharti Airtel Ltd.		214,406	1,142,106
Bharti Infratel Ltd.		88,489	525,564
Bosch Ltd. (a)		1,339	418,479
Britannia Industries Ltd.		4,879	240,622
Cadila Healthcare Ltd. (a)		41,105	261,802
Cairn India Ltd.		77,592	181,679
Canara Bank Ltd. (a)		31,137	131,357
Castrol India Ltd. (a)		21,389	151,349
Cipla Ltd.		52,288	551,062
Coal India Ltd.		220,276	1,075,150
Colgate-Palmolive (India)		11,674	170,182
Corporation Bank Ltd. (a)		51,470	34,262
Crompton Greaves Ltd.		76,166	202,233
Cummins India Ltd.		12,940	212,516
Dabur India Ltd.		89,946	370,121
Divi's Laboratories Ltd.		15,428	271,602
DLF Ltd. (a)		74,901	133,075
Dr. Reddy's Laboratories Ltd. (a)		13,772	894,824
Eicher Motors Ltd. (a)		2,055	556,565
Emami Ltd.		9,388	153,339
Essar Oil Ltd. (a)		27,057	78,979
Exide Industries Ltd. (a)		40,142	91,577
GAIL India Ltd.		52,007	244,905
GlaxoSmithKline Consumer Healthcare Ltd. (a)		1,785	164,137
GlaxoSmithKline Pharmaceuticals Ltd. (a)		3,638	183,061
Glenmark Pharmaceuticals Ltd. (a)		23,098	349,295
GMR Infrastructure Ltd. (a)		245,662	49,009
Godrej Consumer Products Ltd.		20,022	385,946
Godrej Industries Ltd.		14,503	86,652
Grasim Industries Ltd.		1,387	78,727
Great Eastern Shipping Co. Ltd.		14,235	82,063
HCL Technologies Ltd.		88,042	1,171,860
HDFC Bank Ltd. (a)		82,559	1,655,859
Hero Motocorp Ltd. (a)		16,887	665,690
Hindalco Industries Ltd. (a)		138,969	177,947
Hindustan Petroleum Corp. Ltd. (a)		14,164	166,184
Hindustan Unilever Ltd.		119,065	1,456,075
Hindustan Zinc Ltd. (a)		43,431	104,203
Housing Development Finance Corp. Ltd.		259,096	4,963,007
ICICI Bank Ltd. (a)		469,952	1,985,874
IDBI Bank Ltd. (a)		133,155	173,619
Idea Cellular Ltd. (a)		243,132	519,459
IDFC Bank Ltd. (a)		55,030	60,510
IDFC Ltd.		55,030	51,834
Indian Oil Corp. Ltd. (a)		90,988	554,575
IndusInd Bank Ltd.		17,361	241,554
Infosys Ltd.		310,171	5,380,595
ITC Ltd.		321,132	1,640,001
Jindal Steel & Power Ltd. (a)		48,598	59,392
JSW Energy Ltd. (a)		54,736	77,758
JSW Steel Ltd. (a)		18,981	263,686
Kotak Mahindra Bank Ltd.		97,496	1,022,799
Larsen & Toubro Ltd. (a)		38,992	839,804
LIC Housing Finance Ltd. (a)		44,650	326,012
Lupin Ltd.		36,151	1,064,408
Mahindra & Mahindra Financial Services Ltd. (a)		63,690	220,536
Mahindra & Mahindra Ltd. (a)		50,202	906,475
Mangalore Refinery & Petrochemicals Ltd. (a)		35,260	29,466
Marico Ltd.		36,782	217,352
Maruti Suzuki India Ltd. (a)		4,930	335,306
Motherson Sumi Systems Ltd.		70,857	266,348
Mphasis BFL Ltd.		12,284	89,068
Nestle India Ltd.		3,920	369,597
NHPC Ltd.		323,666	89,717
NMDC Ltd. (a)		130,735	200,008
NTPC Ltd.		339,472	688,769
Oil & Natural Gas Corp. Ltd.		343,218	1,294,773
Oil India Ltd.		21,498	133,281
Oracle Finance Services Software Ltd. (a)		3,947	233,800
Oriental Bank of Commerce (a)		19,172	39,357
Pidilite Industries Ltd. (a)		22,458	192,642
Piramal Enterprises Ltd. (a)		13,881	197,286
Power Finance Corp. Ltd.		50,762	185,287
Power Grid Corp. of India Ltd.		163,348	321,106
Punjab National Bank (a)		20,735	40,593
Reliance Capital Ltd. (a)		21,667	139,327
Reliance Communication Ltd. (a)		160,578	184,344
Reliance Industries Ltd.		260,992	3,777,442
Reliance Infrastructure Ltd. (a)		21,567	130,438
Reliance Power Ltd. (a)		94,092	72,380
Rural Electrification Corp. Ltd.		57,952	220,605
Shree Cement Ltd.		1,446	271,645
Shriram Transport Finance Co. Ltd.		27,869	400,881
Siemens India Ltd. (a)		15,540	314,986
State Bank of India (a)		260,045	939,141
Steel Authority of India Ltd.		167,294	136,199
Sun Pharmaceutical Industries Ltd.		181,171	2,461,952
Sun TV Ltd.		19,789	119,879
Tata Chemicals Ltd. (a)		3,139	19,581
Tata Communications Ltd.		11,821	77,441
Tata Consultancy Services Ltd.		77,326	2,946,117
Tata Motors Ltd. (a)		164,584	971,342
Tata Motors Ltd. Class A (a)		47,000	186,383
Tata Power Co. Ltd.		181,105	190,293
Tata Steel Ltd.		39,571	148,952
Tech Mahindra Ltd.		76,317	628,848
Titan Co. Ltd. (a)		14,520	78,770
Torrent Pharmaceuticals Ltd.		6,997	164,445
Torrent Power Ltd. (a)		30,860	91,236
Ultratech Cemco Ltd. (a)		11,231	495,590
Union Bank of India (a)		60,050	143,273
United Breweries Ltd. (a)		11,596	165,980
United Spirits Ltd. (a)		9,719	466,847
UPL Ltd.		51,896	363,543
Vedanta Ltd. (a)		202,434	307,766
Wipro Ltd.		98,790	865,045
Wockhardt Ltd. (a)		5,623	128,365
Yes Bank Ltd. (a)		25,998	300,467
Zee Entertainment Enterprises Ltd.		88,671	552,600

TOTAL INDIA			64,748,012

Indonesia - 2.3%
PT Adaro Energy Tbk		1,675,600	72,433
PT Astra Agro Lestari Tbk		51,800	75,041
PT Astra International Tbk		3,311,000	1,423,328
PT Bank Central Asia Tbk		2,032,900	1,909,762
PT Bank Danamon Indonesia Tbk Series A		500,800	100,685
PT Bank Mandiri (Persero) Tbk		1,518,900	961,266
PT Bank Negara Indonesia (Persero) Tbk		1,245,900	430,700
PT Bank Rakyat Indonesia Tbk		1,772,000	1,356,211
PT Charoen Pokphand Indonesia Tbk		1,095,900	199,235
PT Global Mediacom Tbk		1,000,200	63,347
PT Gudang Garam Tbk		74,800	234,136
PT Indo Tambangraya Megah Tbk		48,500	29,899
PT Indocement Tunggal Prakarsa Tbk		216,500	283,165
PT Indofood CBP Sukses Makmur Tbk		206,400	198,612
PT Indofood Sukses Makmur Tbk		747,900	300,663
PT International Nickel Indonesia Tbk		245,700	39,955
PT Jasa Marga Tbk		296,900	104,551
PT Kalbe Farma Tbk		2,941,700	306,366
PT Media Nusantara Citra Tbk		648,100	84,092
PT Perusahaan Gas Negara Tbk Series B		1,726,000	376,992
PT Semen Gresik (Persero) Tbk		468,600	333,265
PT Surya Citra Media Tbk		923,800	196,450
PT Tambang Batubara Bukit Asam Tbk		106,900	56,787
PT Telkomunikasi Indonesia Tbk Series B		8,290,700	1,626,533
PT Tower Bersama Infrastructure Tbk (a)		303,500	158,066
PT Unilever Indonesia Tbk		183,400	494,241
PT United Tractors Tbk		247,000	324,975
PT XL Axiata Tbk (a)		447,000	101,186

TOTAL INDONESIA			11,841,942

Malaysia - 3.9%
AirAsia Bhd		181,700	62,399
Alliance Financial Group Bhd		164,300	136,746
AMMB Holdings Bhd		319,000	353,593
Astro Malaysia Holdings Bhd		330,100	219,475
Axiata Group Bhd		736,193	1,054,843
Berjaya Sports Toto Bhd		177,528	132,131
British American Tobacco (Malaysia) Bhd		23,300	334,859
Bumi Armada Bhd		505,200	113,856
Bumiputra-Commerce Holdings Bhd		870,980	933,092
DiGi.com Bhd		596,400	729,675
Felda Global Ventures Holdings Bhd		275,000	113,665
Gamuda Bhd		352,500	369,101
Genting Bhd		348,400	600,565
Genting Malaysia Bhd		465,500	465,517
Hong Leong Bank Bhd		96,000	311,700
Hong Leong Credit Bhd		35,600	117,019
IHH Healthcare Bhd		444,900	653,765
IJM Corp. Bhd		497,400	384,094
IOI Corp. Bhd		583,000	577,216
IOI Properties Group Sdn Bhd		312,600	146,656
KLCC Property Holdings Bhd		71,900	117,384
Kuala Lumpur Kepong Bhd		84,300	446,614
Lafarge Malaysia Bhd		69,000	145,282
Malayan Banking Bhd		867,635	1,663,323
Malaysia Airports Holdings Bhd		149,606	184,169
Maxis Bhd		430,400	659,348
MISC Bhd		237,400	498,117
MMC Corp. Bhd		123,100	63,910
Petronas Chemicals Group Bhd		457,800	674,981
Petronas Dagangan Bhd		47,400	248,345
Petronas Gas Bhd		132,100	705,890
PPB Group Bhd		93,900	337,128
Public Bank Bhd		515,600	2,167,688
RHB Capital Bhd		108,732	154,195
SapuraKencana Petroleum Bhd		619,300	303,560
Sime Darby Bhd		537,818	1,044,435
SP Setia Bhd		151,710	116,474
Telekom Malaysia Bhd		183,380	284,467
Tenaga Nasional Bhd		577,500	1,697,437
UEM Land Holdings Bhd		222,300	64,586
UMW Holdings Bhd		103,500	197,363
Westports Holdings Bhd		177,200	176,997
YTL Corp. Bhd		848,186	297,862
YTL Power International Bhd		425,370	149,386

TOTAL MALAYSIA			20,208,908

Malta - 0.1%
Brait SA		53,991	619,615
Mexico - 5.5%
Alfa SA de CV Series A		453,800	945,359
Alpek SA de CV		41,500	59,922
Alsea S.A.B. de CV (b)		88,900	292,139
America Movil S.A.B. de CV Series L		4,666,400	4,166,984
CEMEX S.A.B. de CV unit		2,124,206	1,346,453
Coca-Cola FEMSA S.A.B. de CV Series L		62,000	476,585
Compartamos S.A.B. de CV		174,000	320,552
Concentradora Fibra Danhos SA de CV (b)		35,100	82,173
Controladora Commercial Mexicana S.A.B. de CV unit		71,100	208,249
El Puerto de Liverpool S.A.B. de CV Class C		32,100	445,787
Embotelladoras Arca S.A.B. de CV		41,600	266,331
Fibra Uno Administracion SA de CV		400,400	879,446
Fomento Economico Mexicano S.A.B. de CV unit		354,100	3,497,954
Gruma S.A.B. de CV Series B		28,200	435,178
Grupo Aeroportuario del Pacifico SA de CV Series B		56,200	506,174
Grupo Aeroportuario del Sureste SA de CV Series B		37,585	582,099
Grupo Bimbo S.A.B. de CV Series A (a)		311,700	884,463
Grupo Carso SA de CV Series A1		80,700	359,778
Grupo Comercial Chedraui S.A.B. de CV		44,500	123,119
Grupo Elektra SA de CV		5,425	108,068
Grupo Financiero Banorte S.A.B. de CV Series O		375,900	2,024,259
Grupo Financiero Inbursa S.A.B. de CV Series O		346,400	696,457
Grupo Financiero Santander Mexico S.A.B. de CV		236,200	433,997
Grupo Lala S.A.B. de CV		77,600	198,301
Grupo Mexico SA de CV Series B		628,007	1,529,925
Grupo Sanborns SA de CV		66,800	117,482
Grupo Televisa SA de CV		429,900	2,501,404
Industrias Bachoco SA de CV Series B		27,200	124,129
Industrias CH SA de CV (a)		30,700	111,256
Industrias Penoles SA de CV		19,345	257,187
Infraestructura Energetica Nova S.A.B. de CV		29,500	142,251
Kimberly-Clark de Mexico SA de CV Series A		135,400	326,741
Megacable Holdings S.A.B. de CV unit		45,400	173,021
Mexichem S.A.B. de CV		188,127	487,920
Minera Frisco S.A.B. de CV (a)(b)		64,800	34,170
OHL Mexico S.A.B. de CV (a)		113,200	148,920
Organizacion Soriana S.A.B. de CV Series B (a)		38,300	92,540
Promotora y Operadora de Infraestructura S.A.B. de CV (a)		31,700	397,473
Promotora y Operadora de Infraestructura S.A.B. de CV (a)		5,800	63,268
Wal-Mart de Mexico SA de CV Series V		917,700	2,421,228

TOTAL MEXICO			28,268,742

Pakistan - 0.1%
Fauji Fertilizer Co. Ltd.		87,465	104,044
National Bank of Pakistan		84,162	44,494
Oil & Gas Development Co. Ltd.		91,917	120,178
Pakistan Petroleum Ltd.		71,513	86,146

TOTAL PAKISTAN			354,862

Peru - 0.0%
Compania de Minas Buenaventura SA		337	2,313
Compania de Minas Buenaventura SA sponsored ADR		29,479	188,960

TOTAL PERU			191,273

Philippines - 1.8%
Aboitiz Equity Ventures, Inc.		348,330	416,193
Aboitiz Power Corp.		269,700	240,725
Alliance Global Group, Inc.		674,800	262,178
Ayala Corp.		41,280	687,475
Ayala Land, Inc.		999,900	764,392
Bank of the Philippine Islands (BPI)		275,072	496,735
BDO Unibank, Inc.		234,182	508,133
Bloomberry Resorts Corp.		431,800	56,613
DMCI Holdings, Inc.		610,350	161,886
Emperador, Inc.		263,200	46,639
Globe Telecom, Inc.		5,110	248,397
GT Capital Holdings, Inc.		10,160	285,114
International Container Terminal Services, Inc.		123,780	218,232
JG Summit Holdings, Inc.		376,380	572,895
Jollibee Food Corp.		68,000	298,867
LT Group, Inc.		399,200	106,529
Manila Electric Co.		49,250	341,874
Megaworld Corp.		1,902,200	190,371
Metropolitan Bank & Trust Co.		224,975	408,503
Petron Corp.		342,900	59,273
Philippine Long Distance Telephone Co.		13,635	639,848
PNOC Energy Development Corp.		1,043,000	147,539
Semirara Mining & Power Corp.		49,120	140,559
SM Investments Corp.		51,337	958,417
SM Prime Holdings, Inc.		1,259,300	579,846
Travellers International Hotel Group, Inc.		159,600	15,673
Universal Robina Corp.		139,760	598,865

TOTAL PHILIPPINES			9,451,771

Poland - 1.6%
Alior Bank SA (a)		8,041	169,045
Asseco Poland SA		12,528	185,212
Bank Handlowy w Warszawie SA		6,217	126,597
Bank Millennium SA (a)		88,022	139,401
Bank Polska Kasa Opieki SA		21,274	827,156
Bank Zachodni WBK SA		4,693	378,539
BRE Bank SA		2,040	191,629
Cyfrowy Polsat SA (a)		31,756	204,702
ENEA SA		34,738	115,333
Energa SA		50,588	216,001
Eurocash SA		12,591	170,048
Getin Noble Bank SA (a)		215,913	44,698
Grupa Lotos SA (a)		12,338	90,866
KGHM Polska Miedz SA (Bearer)		22,051	512,765
LPP SA		209	394,506
NG2 SA		4,300	188,052
Polish Oil & Gas Co. SA		291,419	517,327
Polska Grupa Energetyczna SA		119,177	443,789
Polski Koncern Naftowy Orlen SA		52,556	853,686
Powszechna Kasa Oszczednosci Bank SA		140,412	1,040,641
Powszechny Zaklad Ubezpieczen SA		9,110	885,811
Synthos SA		77,912	74,397
Tauron Polska Energia SA		168,902	132,434
Telekomunikacja Polska SA		92,394	169,517
Zaklady Azotowe w Tarnowie-Moscicach SA (a)		7,851	187,094

TOTAL POLAND			8,259,246

Russia - 4.1%
Acron Group GDR (Reg. S)		10,000	48,000
Aeroflot - Russian Airlines (a)		67,111	51,513
Alrosa Co. Ltd. (a)		268,976	216,571
Bashneft OJSC (a)		3,364	101,177
E.ON Russia JSC (a)		2,415,665	114,923
Federal Grid Co. of Unified Energy System (a)		31,349,295	30,521
Gazprom OAO sponsored ADR (Reg. S)		895,335	3,769,360
Inter Rao Ues JSC (a)		5,213,649	99,638
LSR Group OJSC GDR (Reg. S)		38,382	86,360
Lukoil PJSC sponsored ADR		78,718	2,857,463
Magnit OJSC GDR (Reg. S)		45,519	2,072,025
Magnitogorsk Iron & Steel Works OJSC sponsored GDR (Reg. S)		27,478	135,604
Megafon OJSC GDR		14,278	184,900
MMC Norilsk Nickel PJSC sponsored ADR		80,493	1,195,321
Mobile TeleSystems OJSC sponsored ADR		80,218	563,933
Moscow Exchange MICEX-RTS OAO (a)		215,010	302,589
NOVATEK OAO GDR (Reg. S)		18,321	1,675,455
Novolipetsk Steel OJSC GDR (Reg. S)		14,828	182,384
PhosAgro OJSC GDR (Reg. S)		13,637	184,100
Rosetti OAO (a)		2,996,145	21,285
Rosneft Oil Co. OJSC GDR (Reg. S)		189,075	756,300
Rostelecom sponsored ADR		28,392	249,282
RusHydro PJSC ADR		191,172	185,819
Sberbank of Russia (a)		39,030	55,338
Sberbank of Russia sponsored ADR		428,117	2,625,642
Severstal PAO GDR (Reg. S)		28,175	331,338
Sistema JSFC (a)		550,000	152,152
Surgutneftegas OJSC sponsored ADR		121,852	667,140
Tatneft OAO sponsored ADR		38,693	1,197,548
Uralkali OJSC GDR (Reg. S) (a)		12,141	145,935
VTB Bank OJSC sponsored GDR (Reg. S)		417,763	918,243

TOTAL RUSSIA			21,177,859

South Africa - 9.1%
AdBEE (RF) Ltd. (a)		2,775	6,814
Adcock Ingram Holdings Ltd.		15,726	59,090
Adcock Ingram Holdings Ltd. warrants 7/26/19 (a)		859	489
Aeci Ltd.		17,880	122,998
African Bank Investments Ltd. (a)		116,009	0
African Rainbow Minerals Ltd.		13,228	50,545
Alexander Forbes Group Holding		141,684	89,276
Anglo American Platinum Ltd. (a)		9,526	167,068
AngloGold Ashanti Ltd. (a)		65,676	554,169
Aspen Pharmacare Holdings Ltd.		48,133	1,081,019
Assore Ltd.		4,110	23,759
Attacq Ltd. (a)		95,822	151,291
AVI Ltd.		48,008	305,622
Barclays Africa Group Ltd.		53,189	682,590
Barloworld Ltd.		34,775	196,453
Bidvest Group Ltd.		53,217	1,361,285
Capital Property Fund (a)		254,376	296,671
Capitec Bank Holdings Ltd.		8,453	365,570
Clicks Group Ltd.		40,511	295,951
Coronation Fund Managers Ltd.		43,804	231,064
DataTec Ltd.		33,491	143,388
Discovery Ltd.		53,364	570,697
Distell Group Ltd.		7,389	95,103
EOH Holdings Ltd.		17,803	196,825
Exxaro Resources Ltd.		18,835	78,217
FirstRand Ltd.		499,578	1,833,483
Foschini Ltd.		31,472	321,497
Gold Fields Ltd.		122,595	319,727
Grindrod Ltd.		67,401	72,909
Growthpoint Properties Ltd.		406,058	744,396
Hyprop Investments Ltd.		40,785	369,862
Impala Platinum Holdings Ltd. (a)		77,445	211,646
Imperial Holdings Ltd.		26,013	338,833
Investec Ltd.		38,015	314,883
JSE Ltd.		14,357	138,497
KAP Industrial Holdings Ltd.		169,000	89,757
Kumba Iron Ore Ltd.		8,412	36,422
Liberty Holdings Ltd.		15,924	155,961
Life Healthcare Group Holdings Ltd.		153,191	427,283
Massmart Holdings Ltd.		15,974	132,615
Mediclinic International Ltd.		84,272	740,356
MMI Holdings Ltd.		159,559	289,395
Mondi Ltd.		19,513	453,922
Mr Price Group Ltd.		38,713	594,444
MTN Group Ltd.		286,546	3,262,216
Nampak Ltd.		88,968	144,198
Naspers Ltd. Class N		66,425	9,729,278
Nedbank Group Ltd.		32,913	548,169
Netcare Ltd.		227,030	646,524
Northam Platinum Ltd. (a)		52,863	115,971
Oceana Group Ltd.		3,497	26,063
Omnia Holdings Ltd.		9,664	107,192
Pick 'n Pay Holdings Ltd.		44,791	91,919
Pick 'n Pay Stores Ltd.		35,741	172,778
Pioneer Foods Ltd.		21,344	306,148
Pretoria Portland Cement Co. Ltd.		73,836	88,834
PSG Group Ltd.		15,851	305,726
Redefine Properties Ltd.		697,869	582,944
Remgro Ltd.		77,990	1,562,505
Resilient Property Income Fund Ltd.		40,100	353,508
Reunert Ltd.		22,786	111,106
RMB Holdings Ltd.		112,148	546,842
Royal Bafokeng Holdings (Pty) Ltd. (a)		6,247	12,639
Sanlam Ltd.		288,315	1,302,529
Santam Ltd.		5,066	81,633
Sappi Ltd. (a)		88,697	350,263
Sasol Ltd.		90,329	2,894,294
Shoprite Holdings Ltd.		69,487	723,038
Sibanye Gold Ltd.		109,697	183,219
Spar Group Ltd.		29,292	420,870
Standard Bank Group Ltd.		199,082	2,070,516
Steinhoff International Holdings Ltd.		399,270	2,443,974
Sun International Ltd.		12,563	86,931
Telkom SA Ltd.		50,567	265,642
Tiger Brands Ltd.		26,305	601,865
Tongaat Hulett Ltd.		16,850	144,161
Truworths International Ltd.		68,863	466,501
Tsogo Sun Holdings Ltd.		74,967	134,344
Vodacom Group Ltd.		53,732	581,582
Woolworths Holdings Ltd.		148,899	1,103,051

TOTAL SOUTH AFRICA			47,280,815

Taiwan - 13.9%
Acer, Inc. (a)		455,994	193,831
Advanced Semiconductor Engineering, Inc.		1,006,940	1,162,413
Advantech Co. Ltd.		54,784	394,026
Asia Cement Corp.		393,153	408,714
ASUSTeK Computer, Inc.		115,000	1,030,802
AU Optronics Corp.		1,409,000	414,447
Capital Securities Corp.		312,195	92,894
Catcher Technology Co. Ltd.		121,000	1,192,669
Cathay Financial Holding Co. Ltd.		1,299,641	1,857,488
Cathay Real Estate Development Co. Ltd.		110,000	47,605
Chang Hwa Commercial Bank		884,303	460,333
Cheng Shin Rubber Industry Co. Ltd.		298,937	542,350
Cheng Uei Precision Industries Co. Ltd.		62,109	91,064
Chicony Electronics Co. Ltd.		86,917	207,755
China Airlines Ltd. (a)		451,043	161,856
China Development Finance Holding Corp.		2,327,800	627,391
China Motor Co. Ltd.		89,000	63,053
China Steel Corp.		1,995,204	1,207,632
Chinatrust Financial Holding Co. Ltd.		2,773,913	1,525,161
Chunghwa Telecom Co. Ltd.		621,000	1,902,569
Compal Electronics, Inc.		682,000	426,447
Delta Electronics, Inc.		331,000	1,692,469
E.SUN Financial Holdings Co. Ltd.		1,240,622	747,086
ECLAT Textile Co. Ltd.		32,000	472,139
EPISTAR Corp.		160,000	144,895
Eternal Materials Co. Ltd.		136,160	129,177
EVA Airways Corp. (a)		326,575	192,133
Evergreen Marine Corp. (Taiwan)		244,420	109,166
Far Eastern International Bank		353,356	109,931
Far Eastern Textile Ltd.		659,705	601,487
Far EasTone Telecommunications Co. Ltd.		265,000	574,650
Feng Hsin Iron & Steel Co.		87,000	100,493
Feng Tay Enterprise Co. Ltd.		49,000	281,488
First Financial Holding Co. Ltd.		1,515,201	735,081
Formosa Chemicals & Fibre Corp.		723,760	1,660,869
Formosa Petrochemical Corp.		312,000	760,179
Formosa Plastics Corp.		806,520	1,875,628
Formosa Taffeta Co. Ltd.		148,000	146,792
Foxconn Technology Co. Ltd.		177,988	468,202
Fubon Financial Holding Co. Ltd.		1,188,334	1,929,007
Giant Manufacturing Co. Ltd.		45,000	340,290
Hermes Microvision, Inc.		9,000	347,913
Hon Hai Precision Industry Co. Ltd. (Foxconn)		2,267,443	6,048,377
Hotai Motor Co. Ltd.		67,000	787,325
HTC Corp.		117,000	282,905
Hua Nan Financial Holdings Co. Ltd.		1,249,375	602,271
Innolux Corp.		1,584,347	534,379
Inotera Memories, Inc. (a)		407,000	314,668
Inventec Corp.		496,865	286,197
Largan Precision Co. Ltd.		16,000	1,249,345
Lite-On Technology Corp.		343,565	357,693
Macronix International Co. Ltd. (a)		460,101	67,601
MediaTek, Inc.		238,292	1,868,021
Mega Financial Holding Co. Ltd.		1,642,098	1,198,759
Nan Ya Plastics Corp.		939,860	1,873,062
Nan Ya Printed Circuit Board Corp.		27,000	27,403
Nanya Technology Corp.		53,000	65,383
Novatek Microelectronics Corp.		92,000	314,554
Oriental Union Chemical Corp.		119,300	89,480
Pegatron Corp.		310,000	761,990
Pou Chen Corp.		435,000	616,356
President Chain Store Corp.		93,000	618,759
President Securities Corp.		117,500	52,480
Quanta Computer, Inc.		428,000	731,680
Realtek Semiconductor Corp.		73,401	153,969
Shin Kong Financial Holding Co. Ltd.		1,273,533	305,585
Siliconware Precision Industries Co. Ltd.		482,000	636,808
Sinopac Holdings Co.		1,576,623	522,061
Synnex Technology International Corp.		198,000	209,496
Taishin Financial Holdings Co. Ltd.		1,407,060	552,596
Taiwan Business Bank		672,703	173,019
Taiwan Cement Corp.		515,000	574,249
Taiwan Cooperative Financial Holding Co. Ltd.		1,341,140	601,065
Taiwan Fertilizer Co. Ltd.		103,000	131,824
Taiwan Glass Industry Corp. (a)		185,475	73,413
Taiwan Mobile Co. Ltd.		274,900	867,927
Taiwan Secom Co.		46,390	139,606
Taiwan Semiconductor Manufacturing Co. Ltd.		3,908,000	16,466,240
TECO Electric & Machinery Co. Ltd.		282,000	246,690
Ton Yi Industrial Corp.		102,000	49,955
Transcend Information, Inc.		45,000	125,720
U-Ming Marine Transport Corp.		70,000	83,012
Unified-President Enterprises Corp.		792,983	1,343,418
Unimicron Technology Corp.		188,000	82,809
United Microelectronics Corp.		1,947,000	710,070
Vanguard International Semiconductor Corp.		144,000	186,071
Walsin Lihwa Corp. (a)		519,000	125,494
Wan Hai Lines Ltd.		138,000	91,603
Wistron Corp.		407,017	205,608
Yang Ming Marine Transport Corp. (a)		302,900	92,274
Yuanta Financial Holding Co. Ltd.		1,642,952	647,768
Yuen Foong Yu Paper Manufacturing Co.		178,000	61,408
Yulon Motor Co. Ltd.		134,000	142,400
Yulon Nissan Motor Co. Ltd.		3,000	26,336

TOTAL TAIWAN			71,806,757

Thailand - 2.6%
Advanced Info Service PCL (For. Reg.)		197,100	1,290,049
Airports of Thailand PCL (For. Reg.)		72,300	604,359
Bangkok Bank PCL (For. Reg.)		76,900	361,418
Bangkok Dusit Medical Services PCL (For. Reg.)		608,100	324,243
Bangkok Life Assurance PCL		69,500	100,559
Banpu PCL (For. Reg.)		146,400	89,264
BEC World PCL (For. Reg.)		163,400	144,558
Berli Jucker PCL (For. Reg)		59,100	62,192
Big C Supercenter PCL		37,900	212,923
Big C Supercenter PCL (For. Reg.)		16,900	94,945
BTS Group Holdings PCL		1,043,100	282,939
Bumrungrad Hospital PCL (For. Reg.)		58,400	354,278
C.P. ALL PCL (For. Reg.)		731,400	1,028,836
Central Pattana PCL (For. Reg.)		216,400	279,669
Charoen Pokphand Foods PCL (For. Reg.)		501,200	291,222
Delta Electronics PCL (For. Reg.)		80,400	191,046
Electricity Generating PCL (For. Reg.)		36,800	160,690
Glow Energy PCL (For. Reg.)		70,700	169,964
Home Product Center PCL (For. Reg.)		543,906	106,860
Indorama Ventures PCL (For. Reg.)		231,900	150,394
Intouch Holdings PCL		76,700	161,642
Intouch Holdings PCL (For. Reg.)		180,300	379,974
IRPC PCL (For. Reg.)		1,463,600	167,571
Kasikornbank PCL (For. Reg.)		193,300	935,047
Krung Thai Bank PCL (For. Reg.)		579,770	278,256
Land & House PCL		248,900	59,756
Land & House PCL (For. Reg.)		246,300	59,131
Minor International PCL (For. Reg.)		259,480	222,313
PTT Exploration and Production PCL (For. Reg.)		234,039	481,506
PTT Global Chemical PCL (For. Reg.)		266,439	417,420
PTT PCL (For. Reg.)		137,800	1,064,282
Ratchaburi Electric Generating Holding PCL (For. Reg.)		70,900	105,531
Siam Cement PCL (For. Reg.)		49,000	622,899
Siam City Cement PCL (For. Reg.)		10,100	95,897
Siam Commercial Bank PCL (For. Reg.)		252,200	944,850
Thai Airways International PCL (For. Reg.) (a)		82,000	23,260
Thai Oil PCL (For. Reg.)		137,200	208,972
Thai Union Frozen Products PCL (For. Reg.)		333,020	165,451
TMB PCL (For. Reg.)		3,631,400	271,041
Total Access Communication PCL		53,400	101,961
Total Access Communication PCL (For. Reg.)		57,100	109,026
True Corp. PCL (For. Reg.) (a)		1,248,148	353,485

TOTAL THAILAND			13,529,679

Turkey - 1.6%
Akbank T.A.S.		326,257	838,192
Akcansa Cimento A/S		5,053	23,745
Anadolu Efes Biracilik Ve Malt Sanayii A/S		28,900	227,996
Arcelik A/S		29,859	162,845
Aselsan A/S		26,045	124,624
Aygaz A/S		8,076	30,333
Bim Birlesik Magazalar A/S JSC		39,668	806,858
Coca-Cola Icecek Sanayi A/S		10,654	135,030
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		302,008	293,161
Enka Insaat ve Sanayi A/S		78,025	138,365
Eregli Demir ve Celik Fabrikalari T.A.S.		201,517	286,163
Ford Otomotiv Sanayi A/S		12,836	151,017
Haci Omer Sabanci Holding A/S		127,303	404,344
Koc Holding A/S		102,759	464,099
Koza Altin Isletmeleri A/S		5,760	32,402
Migros Turk Ticaret A/S (a)		3,793	22,378
Pegasus Hava Tasimaciligi A/S (a)		5,398	34,624
Petkim Petrokimya Holding A/S (a)		47,728	70,395
TAV Havalimanlari Holding A/S		22,429	176,176
Tofas Turk Otomobil Fabrikasi A/S		20,612	136,098
Tupras Turkiye Petrol Rafinelleri A/S (a)		19,649	518,959
Turk Hava Yollari AO (a)		99,196	292,954
Turk Sise ve Cam Fabrikalari A/S		72,165	82,675
Turk Telekomunikasyon A/S		81,540	175,923
Turk Traktor ve Ziraat Makinalari A/S		1,655	39,397
Turkcell Iletisim Hizmet A/S		124,963	496,596
Turkiye Garanti Bankasi A/S		337,102	872,902
Turkiye Halk Bankasi A/S		100,940	379,122
Turkiye Is Bankasi A/S Series C		228,815	390,855
Turkiye Sinai Kalkinma Bankasi A/S		120,189	63,487
Turkiye Vakiflar Bankasi TAO		163,610	233,456
Ulker Biskuvi Sanayi A/S		28,524	192,743
Yapi ve Kredi Bankasi A/S		158,493	192,992
Yazicilar Holding A/S		5,696	31,749

TOTAL TURKEY			8,522,655

United Arab Emirates - 1.0%
Abu Dhabi Commercial Bank PJSC (a)		307,296	627,476
Agthia Group PJSC		18,700	38,948
Air Arabia PJSC (a)		410,722	150,960
Aldar Properties PJSC (a)		512,672	318,239
Arabtec Holding Co. (a)		333,309	147,916
Damac Properties Dubai Co. PJSC (a)		270,100	218,404
Dana Gas PJSC (a)		443,391	56,737
Deyaar Development PJSC (a)		168,480	27,201
DP World Ltd.		27,838	562,606
Dubai Financial Market PJSC (a)		234,782	91,407
Dubai Investments Ltd. (a)		118,240	72,753
Dubai Islamic Bank Pakistan Ltd. (a)		168,155	296,206
Dubai Parks and Resorts PJSC (a)		370,793	127,198
Emaar Malls Group PJSC (a)		333,216	283,955
Emaar Properties PJSC		562,252	987,347
First Gulf Bank PJSC		191,041	642,351
Orascom Construction Ltd. (a)		8,407	84,070
Union National Bank (a)		176,590	269,236
Union Properties Ltd. (a)		109,875	25,756
Waha Capital PJSC (a)		154,576	91,323

TOTAL UNITED ARAB EMIRATES			5,120,089

TOTAL COMMON STOCKS
(Cost $546,369,754)			489,244,453

Nonconvertible Preferred Stocks - 2.9%
Brazil - 2.3%
AES Tiete SA (PN) (non-vtg.)		9,400	33,685
Banco Bradesco SA (PN)		410,468	2,235,114
Braskem SA (PN-A)		21,900	123,681
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		32,700	79,958
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		22,600	297,345
Companhia de Gas de Sao Paulo		1,700	17,809
Companhia de Transmissao de Energia Eletrica Paulista (PN)		4,299	49,494
Companhia Energetica de Minas Gerais (CEMIG) (PN)		112,895	209,599
Companhia Energetica de Sao Paulo Series B		26,400	110,897
Companhia Paranaense de Energia-Copel (PN-B)		12,400	104,498
Gerdau SA (PN)		139,100	195,852
Itau Unibanco Holding SA		496,474	3,407,623
Itausa-Investimentos Itau SA (PN)		562,724	1,050,580
Lojas Americanas SA (PN)		82,770	358,633
Oi SA (PN) (a)		48,090	26,436
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)		683,400	1,366,251
Suzano Papel e Celulose SA		48,400	207,704
Telefonica Brasil SA		62,700	649,509
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)		56,400	40,656
Vale SA (PN-A)		316,900	1,152,872

TOTAL BRAZIL			11,718,196

Chile - 0.1%
Embotelladora Andina SA Class B		35,590	130,513
Sociedad Quimica y Minera de Chile SA (PN-B)		14,287	275,038

TOTAL CHILE			405,551

Colombia - 0.2%
Bancolombia SA (PN)		73,213	634,833
Cementos Argos SA		26,000	81,760
Grupo Aval Acciones y Valores SA		633,345	253,600
Grupo de Inversiones Suramerica SA		18,338	230,159

TOTAL COLOMBIA			1,200,352

Russia - 0.3%
AK Transneft OAO (a)		250	582,730
Bashneft OJSC (a)		3,300	82,245
Surgutneftegas OJSC (a)		1,180,491	804,697

TOTAL RUSSIA			1,469,672

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $29,798,150)			14,793,771
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	51,465

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.2% 2/4/16 (Cost $999,460)(e)		1,000,000	999,712
		Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.18% (f)		8,542,069	8,542,069
Fidelity Securities Lending Cash Central Fund, 0.19% (f)(g)		3,129,905	3,129,905
TOTAL MONEY MARKET FUNDS
(Cost $11,671,974)			11,671,974
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $588,892,247)			516,761,375
NET OTHER ASSETS (LIABILITIES) - 0.0%			141,808
NET ASSETS - 100%			$516,903,183

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
301 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Dec. 2015	12,697,685	$568,697

The face value of futures purchased as a percentage of Net Assets is 2.5%

Currency Abbreviations

INR – Indian rupee

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $148,072 or 0.0% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $668,807.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,187
Fidelity Securities Lending Cash Central Fund	153,862
Total	$169,049

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$43,274,400	$25,942,155	$17,265,911	$66,334
Consumer Staples	41,186,741	26,758,197	14,428,544	--
Energy	45,499,531	20,196,668	25,302,863	--
Financials	155,760,959	61,909,568	93,788,885	62,506
Health Care	15,826,747	3,441,444	12,099,639	285,664
Industrials	36,929,475	10,822,138	24,745,116	1,362,221
Information Technology	72,828,541	22,233,803	50,141,698	453,040
Materials	34,752,666	23,284,325	11,414,719	53,622
Telecommunication Services	38,739,228	9,307,658	29,431,570	--
Utilities	19,239,936	6,636,026	12,603,910	--
Corporate Bonds	51,465	--	51,465	--
Government Obligations	999,712	--	999,712	--
Money Market Funds	11,671,974	11,671,974	--	--
Total Investments in Securities:	$516,761,375	$222,203,956	$292,274,032	$2,283,387
Derivative Instruments:
Assets
Futures Contracts	$568,697	$568,697	$--	$--
Total Assets	$568,697	$568,697	$--	$--
Total Derivative Instruments:	$568,697	$568,697	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$5,310,102
Level 2 to Level 1	$34,752,153

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$568,697	$0
Total Equity Risk	568,697	0
Total Value of Derivatives	$568,697	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Spartan® Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015
Assets
Investment in securities, at value (including securities loaned of $2,826,832) — See accompanying schedule: Unaffiliated issuers (cost $577,220,273)	$505,089,401
Fidelity Central Funds (cost $11,671,974)	11,671,974
Total Investments (cost $588,892,247)		$516,761,375
Cash		14,638
Foreign currency held at value (cost $3,502,066)		3,488,414
Receivable for fund shares sold		688,363
Dividends receivable		282,399
Interest receivable		207
Distributions receivable from Fidelity Central Funds		12,946
Receivable for daily variation margin for derivative instruments		36,032
Receivable from investment adviser for expense reductions		65,132
Other receivables		1,951
Total assets		521,351,457
Liabilities
Payable for investments purchased	$140,110
Payable for fund shares redeemed	558,834
Accrued management fee	108,649
Other affiliated payables	43,032
Other payables and accrued expenses	467,744
Collateral on securities loaned, at value	3,129,905
Total liabilities		4,448,274
Net Assets		$516,903,183
Net Assets consist of:
Paid in capital		$595,977,303
Undistributed net investment income		10,294,657
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,307,948)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(72,060,829)
Net Assets		$516,903,183
Investor Class:
Net Asset Value, offering price and redemption price per share ($23,982,699 ÷ 2,851,839 shares)		$8.41
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($443,051,814 ÷ 52,637,624 shares)		$8.42
Institutional Class:
Net Asset Value, offering price and redemption price per share ($49,625,791 ÷ 5,887,064 shares)		$8.43
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($242,879 ÷ 28,818 shares)		$8.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2015
Investment Income
Dividends		$14,749,738
Interest		2,485
Income from Fidelity Central Funds		169,049
Income before foreign taxes withheld		14,921,272
Less foreign taxes withheld		(1,572,196)
Total income		13,349,076
Expenses
Management fee	$1,164,633
Transfer agent fees	467,057
Independent trustees' compensation	1,857
Miscellaneous	638
Total expenses before reductions	1,634,185
Expense reductions	(698,407)	935,778
Net investment income (loss)		12,413,298
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,568)	(3,933,403)
Foreign currency transactions	(578,462)
Futures contracts	(617,655)
Total net realized gain (loss)		(5,129,520)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $181,467)	(89,402,064)
Assets and liabilities in foreign currencies	(23,597)
Futures contracts	281,124
Total change in net unrealized appreciation (depreciation)		(89,144,537)
Net gain (loss)		(94,274,057)
Net increase (decrease) in net assets resulting from operations		$(81,860,759)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2015	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,413,298	$7,037,371
Net realized gain (loss)	(5,129,520)	(3,367,454)
Change in net unrealized appreciation (depreciation)	(89,144,537)	5,591,718
Net increase (decrease) in net assets resulting from operations	(81,860,759)	9,261,635
Distributions to shareholders from net investment income	(6,840,222)	(4,624,751)
Share transactions - net increase (decrease)	243,665,786	128,951,374
Redemption fees	96,041	77,190
Total increase (decrease) in net assets	155,060,846	133,665,448
Net Assets
Beginning of period	361,842,337	228,176,889
End of period (including undistributed net investment income of $10,294,657 and undistributed net investment income of $6,018,159, respectively)	$516,903,183	$361,842,337

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Emerging Markets Index Fund Investor Class

Years ended October 31,	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$10.16	$10.04	$9.76	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.24	.25	.26	.27	.02
Net realized and unrealized gain (loss)	(1.82)	.06	.19	(.06)	(.48)
Total from investment operations	(1.58)	.31	.45	.21	(.46)
Distributions from net investment income	(.17)	(.19)	(.12)	–	–
Distributions from net realized gain	–	–	(.06)	(.03)	–
Total distributions	(.17)	(.19)	(.19)C	(.03)	–
Redemption fees added to paid in capitalB	–D	–D	.02	.04	–D
Net asset value, end of period	$8.41	$10.16	$10.04	$9.76	$9.54
Total ReturnE,F	(15.68)%	3.18%	4.78%	2.68%	(4.60)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.46%	.46%	.46%	.46%	.46%I
Expenses net of fee waivers, if any	.31%	.31%	.32%	.33%	.33%I
Expenses net of all reductions	.31%	.31%	.32%	.33%	.33%I
Net investment income (loss)	2.55%	2.50%	2.56%	2.80%	1.76%I
Supplemental Data
Net assets, end of period (000 omitted)	$23,983	$16,792	$10,259	$44,554	$14,188
Portfolio turnover rateJ	1%	8%	33%	62%	- %K,L

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.19 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.064 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount represents less than 1%.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Emerging Markets Index Fund Fidelity Advantage Class

Years ended October 31,	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$10.17	$10.05	$9.77	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.25	.26	.26	.28	.02
Net realized and unrealized gain (loss)	(1.82)	.06	.21	(.06)	(.48)
Total from investment operations	(1.57)	.32	.47	.22	(.46)
Distributions from net investment income	(.18)	(.20)	(.14)	–	–
Distributions from net realized gain	–	–	(.06)	(.03)	–
Total distributions	(.18)	(.20)	(.20)	(.03)	–
Redemption fees added to paid in capitalB	–C	–C	.01	.04	–C
Net asset value, end of period	$8.42	$10.17	$10.05	$9.77	$9.54
Total ReturnD,E	(15.57)%	3.30%	4.93%	2.78%	(4.60)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%	.35%	.35%	.35%	.35%H
Expenses net of fee waivers, if any	.20%	.20%	.20%	.22%	.22%H
Expenses net of all reductions	.20%	.20%	.20%	.22%	.22%H
Net investment income (loss)	2.66%	2.61%	2.68%	2.91%	1.87%H
Supplemental Data
Net assets, end of period (000 omitted)	$443,052	$323,342	$210,071	$51,728	$10,517
Portfolio turnover rateI	1%	8%	33%	62%	- %J,K

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Emerging Markets Index Fund Institutional Class

Years ended October 31,	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$10.18	$10.06	$9.79	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.25	.26	.27	.28	.03
Net realized and unrealized gain (loss)	(1.81)	.06	.20	(.04)	(.49)
Total from investment operations	(1.56)	.32	.47	.24	(.46)
Distributions from net investment income	(.19)	(.20)	(.15)	–	–
Distributions from net realized gain	–	–	(.06)	(.03)	–
Total distributions	(.19)	(.20)	(.21)	(.03)	–
Redemption fees added to paid in capitalB	–C	–C	.01	.04	–C
Net asset value, end of period	$8.43	$10.18	$10.06	$9.79	$9.54
Total ReturnD,E	(15.49)%	3.37%	4.91%	2.99%	(4.60)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.28%	.28%	.28%	.28%	.28%H
Expenses net of fee waivers, if any	.13%	.13%	.13%	.15%	.15%H
Expenses net of all reductions	.13%	.13%	.13%	.15%	.15%H
Net investment income (loss)	2.73%	2.68%	2.74%	2.99%	1.93%H
Supplemental Data
Net assets, end of period (000 omitted)	$49,626	$21,598	$474	$517	$4,771
Portfolio turnover rateI	1%	8%	33%	62%	- %J,K

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Emerging Markets Index Fund Fidelity Advantage Institutional Class

Years ended October 31,	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$10.18	$10.06	$9.79	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.26	.27	.26	.28	.03
Net realized and unrealized gain (loss)	(1.82)	.06	.21	(.04)	(.49)
Total from investment operations	(1.56)	.33	.47	.24	(.46)
Distributions from net investment income	(.19)	(.21)	(.15)	–	–
Distributions from net realized gain	–	–	(.06)	(.03)	–
Total distributions	(.19)	(.21)	(.21)	(.03)	–
Redemption fees added to paid in capitalB	–C	–C	.01	.04	–C
Net asset value, end of period	$8.43	$10.18	$10.06	$9.79	$9.54
Total ReturnD,E	(15.46)%	3.40%	4.95%	2.99%	(4.60)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.24%	.25%	.25%H
Expenses net of fee waivers, if any	.10%	.10%	.10%	.12%	.12%H
Expenses net of all reductions	.10%	.10%	.10%	.12%	.12%H
Net investment income (loss)	2.76%	2.71%	2.78%	3.02%	1.96%H
Supplemental Data
Net assets, end of period (000 omitted)	$243	$111	$7,372	$80	$4,771
Portfolio turnover rateI	1%	8%	33%	62%	- %J,K

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Spartan® Global ex U.S. Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2015	Past 1 year	Life of fundA
Investor Class	(5.49)%	4.55%
Fidelity Advantage® Class	(5.53)%	4.59%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan® Global ex U.S. Index Fund - Investor Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Index performed over the same period.

Period Ending Values
$12,029	Spartan® Global ex U.S. Index Fund - Investor Class
$12,216	MSCI ACWI (All Country World Index) ex USA Index

Spartan® Global ex U.S. Index Fund

Management's Discussion of Fund Performance

Market Recap:  International equities suffered a moderate setback for the 12 months ending October 31, 2015, held back by a collapse in commodities prices that hurt resources-related sectors and geographies. The MSCI ACWI (All Country World Index) ex USA Index returned -4.55% for the period, affected also by concerns about global economic growth. Commodity producers remained under pressure for much of the past year, largely related to economic deceleration in China (-1%), the world’s second-largest economy and a leading consumer of raw materials. This effect was exacerbated by U.S. dollar strength relative to global currencies, which weighed on commodities priced in dollars and acutely impacted equity returns within regions most exposed to resources prices. The emerging-markets group, for example, returned about -15% this period. Canada, a significant energy producer, returned roughly -17%. Net energy consumer Japan (+9%) was the best-performing region by far. Only about a quarter of the nearly 50 index countries managed a gain this period: Ireland (+19%) – the EU’s fastest-growing economy – and Israel (+17%) proved top performers; Greece (-56%) and Brazil (-46%), among the worst. As for sectors, energy (-25%) and materials (-16%) declined sharply, whereas the two consumer sectors each gained about 6%.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund's share classes slightly trailed the return of the benchmark MSCI ACWI (All Country World Index) ex USA Index. (The fund’s performance relative to the index can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Materials and energy stocks were especially poor performers in absolute terms, as waning global demand for commodities hurt the sector. Shares of BHP Billiton, an Anglo-Australian company, returned about -37%, affected by sliding prices for iron ore. Switzerland-based Glencore, a more diversified mining company, returned -64%. U.K.-based energy giant Royal Dutch Shell also struggled, returning roughly -25% largely due to collapsing crude prices. Elsewhere, various bank stocks detracted, including HSBC Holdings, based in the U.K.; Banco Santander (Spain); Australia & New Zealand Banking Group; and Commonwealth Bank of Australia. On the positive side, a top contributor in absolute terms was Swiss food products giant Nestle, the largest position in the index and fund. Pharmaceutical companies Novo-Nordisk and Sanofi, based in Switzerland and France, respectively, added value, as did China-based and Grand Cayman-listed media company Tencent Holdings. Japanese auto manufacturer Toyota Motor further contributed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Spartan® Global ex U.S. Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.4	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.2	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1	1.0
Toyota Motor Corp. (Japan, Automobiles)	1.0	1.0
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.9	1.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.8	0.8
Sanofi SA (France, Pharmaceuticals)	0.7	0.6
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.6	0.5
Bayer AG (Germany, Pharmaceuticals)	0.6	0.6
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.6	0.7
	8.9

Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.1	28.1
Consumer Discretionary	11.5	11.6
Industrials	10.5	9.2
Consumer Staples	9.9	9.1
Health Care	9.2	8.6
Information Technology	7.9	7.3
Materials	6.2	7.3
Energy	6.1	7.2
Telecommunication Services	5.2	5.3
Utilities	3.8	3.5

Geographic Diversification (% of fund's net assets)

As of October 31, 2015
Japan	16.4%
United Kingdom	13.6%
France	6.9%
Switzerland	6.7%
Germany	6.5%
Canada	6.3%
Australia	4.5%
Korea (South)	3.3%
Hong Kong	2.7%
Other*	33.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of April 30, 2015
Japan	15.3%
United Kingdom	13.0%
Canada	7.0%
France	6.4%
Switzerland	6.3%
Germany	6.2%
Australia	4.9%
Korea (South)	3.2%
Hong Kong	3.0%
Other*	34.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Spartan® Global ex U.S. Index Fund

Investments October 31, 2015

Showing Percentage of Net Assets

Common Stocks - 96.4%
		Shares	Value
Australia - 4.5%
AGL Energy Ltd.		32,643	$387,102
Alumina Ltd.		121,799	93,445
Amcor Ltd.		57,345	553,885
AMP Ltd.		143,477	581,915
APA Group unit		54,193	353,078
Aristocrat Leisure Ltd.		25,997	171,604
Asciano Ltd.		47,142	274,532
ASX Ltd.		9,348	273,278
Aurizon Holdings Ltd.		102,348	375,260
Australia & New Zealand Banking Group Ltd.		134,104	2,593,612
Bank of Queensland Ltd.		17,949	166,398
Bendigo & Adelaide Bank Ltd.		22,026	167,093
BHP Billiton Ltd.		155,578	2,551,595
Boral Ltd.		35,892	137,295
Brambles Ltd.		76,838	565,834
Caltex Australia Ltd.		13,231	296,193
Cimic Group Ltd.		5,064	99,271
Coca-Cola Amatil Ltd.		28,128	182,023
Cochlear Ltd.		2,767	174,634
Commonwealth Bank of Australia		82,340	4,470,896
Computershare Ltd.		22,934	175,776
Crown Ltd.		17,045	138,142
CSL Ltd.		22,684	1,507,812
DEXUS Property Group unit		45,995	252,484
Flight Centre Travel Group Ltd.		2,921	78,585
Fortescue Metals Group Ltd. (a)		75,863	112,098
Goodman Group unit		84,274	361,567
Harvey Norman Holdings Ltd.		27,563	77,440
Healthscope Ltd.		58,602	112,192
Iluka Resources Ltd.		20,763	94,154
Incitec Pivot Ltd.		81,004	226,207
Insurance Australia Group Ltd.		113,935	452,875
Lend Lease Group unit		26,453	243,301
Macquarie Group Ltd.		14,545	880,683
Medibank Private Ltd.		134,303	225,313
Mirvac Group unit		179,181	229,038
National Australia Bank Ltd.		126,771	2,707,152
Newcrest Mining Ltd. (b)		37,332	325,209
Orica Ltd.		17,998	210,548
Origin Energy Ltd.		83,290	323,649
Platinum Asset Management Ltd.		12,061	63,236
Qantas Airways Ltd.		31,700	88,755
QBE Insurance Group Ltd.		66,414	621,684
Ramsay Health Care Ltd.		6,747	296,582
realestate.com.au Ltd.		2,477	84,183
Rio Tinto Ltd.		20,512	733,469
Santos Ltd.		47,825	197,428
Scentre Group unit		257,967	756,651
SEEK Ltd.		16,032	145,640
Sonic Healthcare Ltd.		18,905	258,556
South32 Ltd. (b)		255,744	264,827
SP AusNet		87,800	90,051
Stockland Corp. Ltd. unit		116,320	333,844
Suncorp Group Ltd.		62,705	582,502
Sydney Airport unit		52,786	241,238
Tabcorp Holdings Ltd.		38,818	129,733
Tatts Group Ltd.		72,614	203,881
Telstra Corp. Ltd.		207,315	794,358
The GPT Group unit		87,128	295,087
TPG Telecom Ltd.		13,283	104,111
Transurban Group unit		92,624	686,348
Treasury Wine Estates Ltd.		34,920	174,777
Vicinity Centers unit		160,910	332,402
Wesfarmers Ltd.		54,432	1,522,153
Westfield Corp. unit (b)		95,546	693,198
Westpac Banking Corp.		151,276	3,369,525
Westpac Banking Corp. (b)		6,577	141,489
Woodside Petroleum Ltd.		35,941	753,789
Woolworths Ltd.		61,353	1,051,052
WorleyParsons Ltd.		9,968	45,987

TOTAL AUSTRALIA			38,259,704

Austria - 0.1%
Andritz AG		3,740	188,361
Erste Group Bank AG (b)		13,473	395,132
OMV AG		7,264	193,306
Raiffeisen International Bank-Holding AG (b)		5,467	86,449
Voestalpine AG		5,534	200,425

TOTAL AUSTRIA			1,063,673

Bailiwick of Jersey - 0.8%
Experian PLC		47,784	816,195
Glencore Xstrata PLC		592,999	1,028,438
Petrofac Ltd.		12,443	161,705
Randgold Resources Ltd.		4,420	296,436
Shire PLC		28,697	2,173,249
Wolseley PLC		12,622	741,054
WPP PLC		63,105	1,414,614

TOTAL BAILIWICK OF JERSEY			6,631,691

Belgium - 1.0%
Ageas		10,167	449,274
Anheuser-Busch InBev SA NV		38,976	4,650,796
Belgacom SA		7,361	255,099
Colruyt NV		3,370	166,892
Delhaize Group SA		5,003	464,223
Groupe Bruxelles Lambert SA		3,923	318,842
KBC Groep NV		12,118	738,236
Solvay SA Class A		2,841	321,158
Telenet Group Holding NV (b)		2,496	145,251
UCB SA		6,130	530,640
Umicore SA		4,461	189,599

TOTAL BELGIUM			8,230,010

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (b)		112,000	89,155
Alibaba Pictures Group Ltd. (b)		480,000	127,823
Beijing Enterprises Water Group Ltd.		214,000	169,493
Brilliance China Automotive Holdings Ltd.		148,000	205,223
Cheung Kong Infrastructure Holdings Ltd.		30,000	278,309
China Gas Holdings Ltd.		96,000	152,786
China Resource Gas Group Ltd.		44,000	120,694
Cosco Pacific Ltd.		90,707	117,348
Credicorp Ltd. (United States)		3,296	373,041
First Pacific Co. Ltd.		114,852	78,591
GOME Electrical Appliances Holdings Ltd.		582,104	106,368
Haier Electronics Group Co. Ltd.		60,000	115,959
Hanergy Thin Film Power Group Ltd. (b)		576,000	161,280
Kerry Properties Ltd.		29,500	87,324
Kunlun Energy Co. Ltd.		162,000	132,253
Li & Fung Ltd.		284,000	230,228
Luye Pharma Group Ltd. (b)		60,000	59,001
Nine Dragons Paper (Holdings) Ltd.		83,000	54,767
Noble Group Ltd.		243,131	87,294
NWS Holdings Ltd.		73,831	110,965
Seadrill Ltd. (a)(b)		18,041	112,959
Shangri-La Asia Ltd.		64,000	58,571
Sihuan Pharmaceutical Holdings Group Ltd.		161,000	86,210
Yue Yuen Industrial (Holdings) Ltd.		35,000	127,682

TOTAL BERMUDA			3,243,324

Brazil - 0.8%
Ambev SA		228,000	1,128,605
B2W Companhia Global do Varejo (b)		5,500	20,793
Banco Bradesco SA		36,340	220,873
Banco do Brasil SA		41,400	171,438
Banco Santander SA (Brasil) unit		34,900	125,155
BB Seguridade Participacoes SA		33,600	231,751
BM&F BOVESPA SA		82,900	245,053
BR Malls Participacoes SA		21,400	62,149
Brasil Foods SA		31,700	494,009
CCR SA		40,900	128,537
Cetip SA - Mercados Organizado		10,804	95,530
Cielo SA		41,036	389,552
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		15,600	67,714
Companhia Siderurgica Nacional SA (CSN)		35,700	40,175
Cosan SA Industria e Comercio		5,800	37,162
CPFL Energia SA		10,009	40,202
Cyrela Brazil Realty SA		13,600	31,597
Drogasil SA		9,900	102,657
Duratex SA		17,444	28,949
Ecorodovias Infraestrutura e Logistica SA		8,100	12,497
Embraer SA		32,400	237,589
Energias do Brasil SA		10,900	31,881
Equatorial Energia SA		9,000	80,256
Estacio Participacoes SA		14,400	57,726
Fibria Celulose SA		11,900	162,429
Hypermarcas SA (b)		16,100	73,058
JBS SA		35,300	130,434
Klabin SA unit		26,700	151,828
Kroton Educacional SA		64,752	165,551
Localiza Rent A Car SA		7,480	50,428
Lojas Americanas SA		7,875	23,891
Lojas Renner SA		30,000	143,911
M. Dias Branco SA		1,600	29,000
Multiplan Empreendimentos Imobiliarios SA		3,800	41,453
Natura Cosmeticos SA		8,700	51,660
Odontoprev SA		12,000	30,743
Petroleo Brasileiro SA - Petrobras (ON) (b)		143,900	349,997
Porto Seguro SA		4,700	39,401
Qualicorp SA		10,300	43,267
Sul America SA unit		8,553	41,983
Terna Participacoes SA unit		4,700	24,252
TIM Participacoes SA		38,100	83,480
Totvs SA		6,100	54,048
Tractebel Energia SA		8,100	71,138
Ultrapar Participacoes SA		17,600	305,766
Vale SA		63,500	280,901
Via Varejo SA unit		5,800	6,392
Weg SA		26,600	99,322

TOTAL BRAZIL			6,536,183

Canada - 6.1%
Agnico Eagle Mines Ltd. (Canada)		10,551	298,230
Agrium, Inc.		6,589	612,995
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		20,294	873,002
AltaGas Ltd.		7,061	182,303
ARC Resources Ltd.		16,120	237,682
ATCO Ltd. Class I (non-vtg.)		3,589	102,515
Bank of Montreal (a)		31,336	1,822,262
Bank of Nova Scotia		58,908	2,770,154
Barrick Gold Corp.		56,593	434,965
Baytex Energy Corp.		9,301	37,841
BCE, Inc.		7,065	305,379
BlackBerry Ltd. (b)		24,823	180,914
Bombardier, Inc. Class B (sub. vtg.)		92,012	99,921
Brookfield Asset Management, Inc. Class A		41,893	1,463,500
CAE, Inc.		13,246	149,519
Cameco Corp.		19,176	271,596
Canadian Imperial Bank of Commerce		19,238	1,475,365
Canadian National Railway Co.		38,865	2,373,927
Canadian Natural Resources Ltd.		53,026	1,229,541
Canadian Oil Sands Ltd.		24,038	181,443
Canadian Pacific Railway Ltd.		7,815	1,098,200
Canadian Tire Ltd. Class A (non-vtg.)		3,517	309,365
Canadian Utilities Ltd. Class A (non-vtg.)		5,989	157,557
Cenovus Energy, Inc.		40,107	597,495
CGI Group, Inc. Class A (sub. vtg.) (b)		10,805	401,345
CI Financial Corp.		11,568	276,018
Constellation Software, Inc.		912	394,065
Crescent Point Energy Corp.		24,219	330,057
Dollarama, Inc.		5,920	399,903
Eldorado Gold Corp.		35,085	122,620
Empire Co. Ltd. Class A (non-vtg.)		8,211	171,994
Enbridge, Inc.		41,544	1,775,691
Encana Corp.		40,681	309,556
Enerplus Corp.		10,050	47,422
Fairfax Financial Holdings Ltd. (sub. vtg.)		1,044	514,112
Finning International, Inc.		8,513	136,067
First Capital Realty, Inc.		5,618	83,222
First Quantum Minerals Ltd.		34,031	181,658
Fortis, Inc.		13,335	385,997
Franco-Nevada Corp.		7,601	385,514
George Weston Ltd.		2,475	208,433
Gildan Activewear, Inc.		11,057	317,859
Goldcorp, Inc.		40,150	513,696
Great-West Lifeco, Inc.		14,407	381,880
H&R REIT/H&R Finance Trust		6,341	101,739
Husky Energy, Inc.		16,899	228,361
IGM Financial, Inc.		4,844	140,030
Imperial Oil Ltd.		14,414	479,622
Industrial Alliance Insurance and Financial Services, Inc.		4,732	155,248
Intact Financial Corp.		6,413	458,022
Inter Pipeline Ltd.		16,396	307,206
Jean Coutu Group, Inc. Class A (sub. vtg.)		4,149	63,238
Keyera Corp.		8,109	250,228
Kinross Gold Corp. (b)		56,152	112,940
Loblaw Companies Ltd.		11,024	580,876
Magna International, Inc. Class A (sub. vtg.)		19,893	1,049,114
Manulife Financial Corp.		95,502	1,583,423
MEG Energy Corp. (b)		7,228	60,141
Methanex Corp.		4,497	179,419
Metro, Inc. Class A (sub. vtg.)		11,963	342,074
National Bank of Canada		15,966	528,822
Onex Corp. (sub. vtg.)		4,174	253,070
Open Text Corp.		5,849	271,113
Paramount Resources Ltd. Class A (b)		2,858	28,917
Pembina Pipeline Corp.		16,563	416,355
Peyto Exploration & Development Corp.		7,302	150,775
Potash Corp. of Saskatchewan, Inc.		40,445	819,045
Power Corp. of Canada (sub. vtg.)		18,044	405,562
Power Financial Corp.		12,237	302,743
PrairieSky Royalty Ltd.		6,784	133,491
Restaurant Brands International, Inc.		9,367	375,941
Restaurant Brands International, Inc.		304	12,209
RioCan (REIT)		7,712	150,395
Rogers Communications, Inc. Class B (non-vtg.)		17,508	696,651
Royal Bank of Canada		69,952	3,999,932
Saputo, Inc.		12,191	290,697
Shaw Communications, Inc. Class B		19,675	408,517
Silver Wheaton Corp.		19,318	262,527
SNC-Lavalin Group, Inc.		7,447	238,684
Sun Life Financial, Inc.		29,643	999,737
Suncor Energy, Inc.		70,085	2,085,506
Teck Resources Ltd. Class B (sub. vtg.)		27,393	160,470
TELUS Corp.		9,529	318,022
The Toronto-Dominion Bank		89,635	3,679,724
Thomson Reuters Corp.		17,050	699,942
Tourmaline Oil Corp. (b)		8,756	182,205
TransAlta Corp.		12,414	57,912
TransCanada Corp.		34,389	1,157,170
Turquoise Hill Resources Ltd. (b)		47,838	129,509
Valeant Pharmaceuticals International, Inc. (Canada) (b)		15,773	1,472,115
Veresen, Inc.		13,930	121,232
Vermilion Energy, Inc.		5,287	186,032
West Fraser Timber Co. Ltd.		3,467	122,681
Yamana Gold, Inc.		45,765	100,098

TOTAL CANADA			51,912,262

Cayman Islands - 1.5%
AAC Technology Holdings, Inc.		35,000	221,962
Anta Sports Products Ltd.		47,000	131,474
ASM Pacific Technology Ltd.		11,400	80,947
Belle International Holdings Ltd.		227,000	220,335
Casetek Holdings		6,000	26,428
Chailease Holding Co. Ltd.		49,816	95,596
Cheung Kong Property Holdings Ltd.		132,216	925,134
China Conch Venture Holdings Ltd.		66,500	151,583
China Huishan Dairy Hld Co. Ltd. (a)		305,000	115,823
China Medical System Holdings Ltd.		52,000	71,425
China Mengniu Dairy Co. Ltd.		134,000	259,558
China Resources Cement Holdings Ltd.		100,198	40,434
China Resources Land Ltd.		132,634	344,661
China State Construction International Holdings Ltd.		90,000	136,566
CK Hutchison Holdings Ltd.		132,216	1,810,500
Country Garden Holdings Co. Ltd.		280,644	106,598
ENN Energy Holdings Ltd.		36,000	206,231
Evergrande Real Estate Group Ltd.		266,000	203,419
GCL-Poly Energy Holdings Ltd. (b)		546,000	112,776
Geely Automobile Holdings Ltd.		250,000	133,317
Haitian International Holdings Ltd.		32,000	55,990
Hengan International Group Co. Ltd.		36,000	388,743
Kingsoft Corp. Ltd.		41,000	92,778
Longfor Properties Co. Ltd.		68,500	91,780
MGM China Holdings Ltd.		43,600	63,594
New World China Land Ltd.		128,000	84,751
Sands China Ltd.		117,200	422,032
Semiconductor Manufacturing International Corp. (b)		1,306,000	120,987
Shenzhou International Group Holdings Ltd.		26,000	128,127
Shimao Property Holdings Ltd.		66,500	116,464
Shui On Land Ltd.		193,003	53,104
Sino Biopharmaceutical Ltd.		144,000	178,949
SOHO China Ltd.		110,000	56,569
Sunac China Holdings Ltd.		85,000	52,129
Tencent Holdings Ltd.		249,700	4,706,690
Tingyi (Cayman Islands) Holding Corp.		94,000	160,932
TPK Holding Co. Ltd.		14,295	35,666
Want Want China Holdings Ltd.		288,000	239,359
WH Group Ltd. (b)		282,000	155,509
Wynn Macau Ltd.		73,600	101,041
Zhen Ding Technology Holding Ltd.		17,302	49,457

TOTAL CAYMAN ISLANDS			12,749,418

Chile - 0.2%
AES Gener SA		106,039	50,786
Aguas Andinas SA		131,818	68,956
Banco de Chile		1,078,995	114,070
Banco de Credito e Inversiones		1,679	68,466
Banco Santander Chile		3,139,058	149,112
Cencosud SA		61,309	134,338
Colbun SA		410,469	109,213
Compania Cervecerias Unidas SA		7,485	89,550
Compania de Petroleos de Chile SA (COPEC)		22,349	208,479
CorpBanca SA		6,508,157	59,713
Empresa Nacional de Electricidad SA		167,539	209,075
Empresa Nacional de Telecomunicaciones SA (ENTEL)		5,791	53,592
Empresas CMPC SA		59,673	147,036
Enersis SA		949,852	251,353
LATAM Airlines Group SA (b)		14,275	76,376
S.A.C.I. Falabella		24,675	165,915
Sonda SA		20,000	32,186
Vina Concha y Toro SA		22,404	38,163

TOTAL CHILE			2,026,379

China - 2.5%
Agricultural Bank of China Ltd. (H Shares)		1,116,000	456,344
Air China Ltd. (H Shares)		82,000	78,984
Aluminum Corp. of China Ltd. (H Shares) (b)		180,000	57,975
Anhui Conch Cement Co. Ltd. (H Shares)		58,000	176,975
AviChina Industry & Technology Co. Ltd. (H Shares)		104,000	84,755
Bank Communications Co. Ltd. (H Shares)		426,000	314,217
Bank of China Ltd. (H Shares)		3,848,000	1,814,568
BBMG Corp. (H Shares)		57,000	39,944
Beijing Capital International Airport Co. Ltd. (H Shares)		72,000	77,065
BYD Co. Ltd. (H Shares) (b)		31,500	195,858
CGN Power Co. Ltd.		431,000	177,933
China Cinda Asset Management Co. Ltd. (H Shares)		423,000	164,461
China CITIC Bank Corp. Ltd. (H Shares) (b)		391,000	252,850
China Coal Energy Co. Ltd. (H Shares) (a)		195,000	83,453
China Communications Construction Co. Ltd. (H Shares)		215,000	296,740
China Communications Services Corp. Ltd. (H Shares)		110,000	44,127
China Construction Bank Corp. (H Shares)		4,074,000	2,952,656
China Cosco Holdings Co. Ltd. (H Shares) (b)		117,000	74,572
China Everbright Bank Co. Ltd. (H Shares)		170,000	83,311
China Galaxy Securities Co. Ltd. (H Shares)		157,000	135,892
China International Marine Containers (Group) Ltd. (H Shares)		26,400	46,838
China Life Insurance Co. Ltd. (H Shares)		360,000	1,298,190
China Longyuan Power Grid Corp. Ltd. (H Shares)		153,000	139,880
China Merchants Bank Co. Ltd. (H Shares)		221,751	578,974
China Minsheng Banking Corp. Ltd. (H Shares)		284,500	285,910
China National Building Materials Co. Ltd. (H Shares)		136,000	84,499
China Oilfield Services Ltd. (H Shares)		88,000	98,039
China Pacific Insurance (Group) Co. Ltd. (H Shares)		128,200	510,671
China Petroleum & Chemical Corp. (H Shares)		1,234,000	889,522
China Railway Construction Corp. Ltd. (H Shares)		95,000	142,005
China Railway Group Ltd. (H Shares)		197,000	185,571
China Shenhua Energy Co. Ltd. (H Shares)		166,000	279,299
China Shipping Container Lines Co. Ltd. (H Shares) (b)		183,000	73,430
China Southern Airlines Ltd. (H Shares)		94,000	79,887
China Telecom Corp. Ltd. (H Shares)		676,000	352,617
China Vanke Co. Ltd. (H Shares)		65,400	152,620
Chongqing Changan Automobile Co. Ltd. (B Shares)		41,400	76,195
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		114,000	71,595
CITIC Securities Co. Ltd. (H Shares)		106,500	229,489
CRRC Corp. Ltd. (H Shares)		213,950	271,977
Dalian Wanda Commercial Properties Co., Ltd.		28,000	186,877
Datang International Power Generation Co. Ltd. (H Shares)		128,000	47,108
Dongfeng Motor Group Co. Ltd. (H Shares)		130,000	186,602
GF Securities Co. Ltd. (b)		46,800	92,405
Great Wall Motor Co. Ltd. (H Shares)		149,500	181,547
Guangzhou Automobile Group Co. Ltd. (H Shares)		102,000	89,187
Guangzhou R&F Properties Co. Ltd. (H Shares)		49,600	49,226
Haitong Securities Co. Ltd. (H Shares)		158,800	276,296
Huadian Power International Corp. Ltd. (H Shares)		84,000	61,418
Huaneng Power International, Inc. (H Shares)		170,000	184,049
Huaneng Renewables Corp. Ltd. (H Shares)		196,000	60,868
Huatai Securities Co. Ltd. (b)		40,000	90,763
Industrial & Commercial Bank of China Ltd. (H Shares)		3,574,000	2,267,009
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		48,400	40,559
Jiangsu Expressway Co. Ltd. (H Shares)		58,000	78,421
Jiangxi Copper Co. Ltd. (H Shares)		64,000	84,283
New China Life Insurance Co. Ltd. (H Shares)		36,900	162,485
People's Insurance Co. of China Group (H Shares)		319,000	170,722
PetroChina Co. Ltd. (H Shares)		1,022,000	800,128
PICC Property & Casualty Co. Ltd. (H Shares)		165,289	375,052
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		252,500	1,417,346
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		88,000	60,761
Shanghai Electric Group Co. Ltd. (H Shares)		124,000	78,680
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H		21,000	68,228
Shanghai Pharma Holding Co. Ltd. (H Shares)		32,300	74,502
Sinopec Engineering Group Co. Ltd. (H Shares) (c)		66,500	57,249
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares) (b)		173,000	71,808
Sinopharm Group Co. Ltd. (H Shares)		58,800	242,322
Sinotrans Ltd. (H Shares)		77,000	41,812
Tsingtao Brewery Co. Ltd. (H Shares)		18,000	85,923
Weichai Power Co. Ltd. (H Shares)		44,800	47,505
Yanzhou Coal Mining Co. Ltd. (H Shares) (a)		96,000	46,094
Zhejiang Expressway Co. Ltd. (H Shares)		64,000	78,678
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		26,000	168,310
Zijin Mining Group Co. Ltd. (H Shares)		298,000	79,722
ZTE Corp. (H Shares)		36,080	86,884

TOTAL CHINA			21,600,717

Colombia - 0.1%
Almacenes Exito SA		8,946	40,330
Cementos Argos SA		19,648	65,109
Corporacion Financiera Colombiana SA		4,088	53,397
Corporacion Financiera Colombiana SA (RFD) (b)		37	459
Ecopetrol SA		231,673	107,959
Grupo de Inversiones Suramerica SA		12,085	153,430
Interconexion Electrica SA ESP		22,403	53,668
Inversiones Argos SA		13,005	79,906
Isagen SA		39,375	41,726

TOTAL COLOMBIA			595,984

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		7,886	157,774
Komercni Banka A/S		743	153,777

TOTAL CZECH REPUBLIC			311,551

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A		195	279,317
Series B		338	498,352
Carlsberg A/S Series B		5,207	426,857
Coloplast A/S Series B		5,411	388,212
Danske Bank A/S		34,250	941,801
DSV de Sammensluttede Vognmaend A/S		8,411	341,036
ISS Holdings A/S		7,296	256,778
Novo Nordisk A/S Series B		95,035	5,046,691
Novozymes A/S Series B		11,182	518,513
Pandora A/S		5,324	614,246
TDC A/S		38,696	202,827
Tryg A/S		5,976	107,495
Vestas Wind Systems A/S		10,840	632,018
William Demant Holding A/S (b)		1,188	103,170

TOTAL DENMARK			10,357,313

Egypt - 0.0%
Commercial International Bank SAE		25,520	168,437
Commercial International Bank SAE sponsored GDR		14,156	82,813
Global Telecom Holding (b)		55,582	12,944
Global Telecom Holding GDR (b)		10,000	11,650
Talaat Moustafa Group Holding		53,294	44,533

TOTAL EGYPT			320,377

Finland - 0.6%
Elisa Corp. (A Shares)		6,926	261,083
Fortum Corp.		21,458	322,089
Kone Oyj (B Shares)		16,306	696,795
Metso Corp.		5,293	129,621
Neste Oyj		6,364	155,289
Nokia Corp.		178,127	1,325,062
Nokian Tyres PLC		5,634	212,689
Orion Oyj (B Shares)		4,951	177,051
Sampo Oyj (A Shares)		21,675	1,060,177
Stora Enso Oyj (R Shares)		26,532	246,391
UPM-Kymmene Corp.		25,590	479,788
Wartsila Corp.		7,251	309,853

TOTAL FINLAND			5,375,888

France - 6.9%
Accor SA		10,097	502,307
Aeroports de Paris		1,466	184,342
Air Liquide SA		9,339	1,210,790
Air Liquide SA (b)		6,490	841,420
Alcatel-Lucent SA (b)		136,581	554,428
Alstom SA (b)		10,569	344,714
Arkema SA		3,187	233,440
Atos Origin SA		4,138	330,128
AXA SA		95,107	2,538,226
BIC SA		1,391	221,870
BNP Paribas SA		51,334	3,119,396
Bollore Group (b)		186	920
Bollore Group		42,408	209,946
Bouygues SA		9,832	372,627
Bureau Veritas SA		12,907	291,954
Capgemini SA		7,537	671,582
Carrefour SA		27,909	910,576
Casino Guichard Perrachon SA		2,781	160,062
Christian Dior SA		2,639	519,744
CNP Assurances		8,697	124,232
Compagnie de St. Gobain		23,114	970,433
Credit Agricole SA		49,776	630,561
Danone SA		28,062	1,950,310
Dassault Systemes SA		6,188	488,845
Edenred SA		9,823	180,661
EDF SA		6,356	118,365
EDF SA (b)		4,600	85,664
EDF SA (b)		648	12,067
Engie		70,868	1,243,373
Essilor International SA		9,942	1,307,553
Eurazeo SA		1,867	131,559
Eutelsat Communications		8,335	275,059
Fonciere des Regions		1,406	132,579
Gecina SA		1,657	212,095
Groupe Eurotunnel SA		22,297	312,493
Hermes International SCA		1,277	491,980
ICADE		1,608	119,108
Iliad SA		1,259	264,916
Imerys SA		1,728	118,363
Ingenico SA		2,685	317,105
JCDecaux SA		3,678	149,849
Kering SA		3,669	680,035
Klepierre SA		9,129	433,421
L'Oreal SA		7,111	1,298,446
L'Oreal SA (b)		597	109,010
L'Oreal SA (b)		4,500	821,686
Lagardere S.C.A. (Reg.)		5,804	169,197
Legrand SA		12,899	708,368
LVMH Moet Hennessy - Louis Vuitton SA		13,539	2,520,548
Michelin CGDE Series B		9,030	899,643
Natixis SA		45,041	276,374
Numericable Group SA (b)		4,673	211,713
Orange SA		96,232	1,696,733
Pernod Ricard SA		10,276	1,211,360
Peugeot Citroen SA (b)		21,145	372,615
Publicis Groupe SA		9,133	593,146
Remy Cointreau SA		1,172	81,696
Renault SA		9,315	878,153
Rexel SA		14,798	202,269
Safran SA		14,129	1,073,155
Sanofi SA		57,078	5,757,792
Schneider Electric SA		26,957	1,625,915
SCOR SE		7,355	273,938
Societe Generale Series A		35,144	1,632,201
Sodexo SA		1,995	177,632
Sodexo SA (b)		512	45,588
Sodexo SA (b)		1,068	95,093
Sodexo SA (b)		1,000	89,039
Suez Environnement SA		14,364	273,418
Technip SA		5,103	265,916
Thales SA		5,085	368,662
Total SA		106,265	5,138,852
Unibail-Rodamco		4,768	1,332,280
Valeo SA		3,842	594,437
Veolia Environnement SA		21,796	506,326
VINCI SA		23,153	1,562,747
Vivendi SA		56,102	1,349,635
Wendel SA		1,329	159,516
Zodiac Aerospace		9,613	243,132

TOTAL FRANCE			58,585,329

Germany - 6.2%
adidas AG		10,106	905,684
Allianz SE		22,130	3,874,250
Axel Springer Verlag AG		2,164	121,695
BASF AG		44,488	3,644,628
Bayer AG		40,085	5,349,044
Bayerische Motoren Werke AG (BMW)		16,120	1,651,146
Beiersdorf AG		4,872	463,048
Brenntag AG		7,512	453,918
Commerzbank AG (b)		51,409	565,884
Continental AG		5,326	1,280,868
Daimler AG (Germany)		46,680	4,053,661
Deutsche Bank AG		66,822	1,871,556
Deutsche Boerse AG		9,308	857,227
Deutsche Lufthansa AG (b)		11,356	167,709
Deutsche Post AG		46,764	1,389,188
Deutsche Telekom AG		153,718	2,879,383
Deutsche Wohnen AG (Bearer)		16,379	462,077
E.ON AG		96,958	1,022,825
Evonik Industries AG		6,600	239,867
Fraport AG Frankfurt Airport Services Worldwide		2,090	132,610
Fresenius Medical Care AG & Co. KGaA		10,534	948,139
Fresenius SE & Co. KGaA		18,396	1,351,782
GEA Group AG		8,761	351,305
Hannover Reuck SE		2,941	340,224
HeidelbergCement Finance AG		6,818	508,175
Henkel AG & Co. KGaA		5,464	504,773
Hugo Boss AG		3,233	332,728
Infineon Technologies AG		54,518	671,549
K&S AG		9,134	230,565
Kabel Deutschland Holding AG		1,103	140,395
Lanxess AG		4,384	235,499
Linde AG		8,984	1,558,453
MAN SE		1,718	179,172
Merck KGaA		6,248	610,317
Metro AG		8,603	265,172
Muenchener Rueckversicherungs AG		8,141	1,623,266
OSRAM Licht AG		4,316	253,963
ProSiebenSat.1 Media AG		10,594	573,048
RWE AG		23,757	330,604
SAP AG		47,672	3,758,227
Siemens AG		38,416	3,858,661
Symrise AG		5,995	394,885
Telefonica Deutschland Holding AG		28,938	186,348
Thyssenkrupp AG		20,400	411,531
TUI AG		10,000	185,841
TUI AG		14,399	268,368
United Internet AG		6,005	312,044
Volkswagen AG		1,663	230,278
Vonovia SE		22,543	752,111

TOTAL GERMANY			52,753,691

Greece - 0.1%
Alpha Bank AE (b)		150,441	19,025
EFG Eurobank Ergasias SA (b)		324,309	11,055
Folli Follie SA		1,374	27,665
Greek Organization of Football Prognostics SA		9,667	85,574
Hellenic Telecommunications Organization SA		11,640	108,415
Jumbo SA		5,555	53,755
National Bank of Greece SA (b)		72,373	54,315
Piraeus Bank SA (b)		82,653	8,453
Titan Cement Co. SA (Reg.)		2,295	50,348

TOTAL GREECE			418,605

Hong Kong - 2.7%
AIA Group Ltd.		583,600	3,421,840
Bank of East Asia Ltd.		59,807	223,466
Beijing Enterprises Holdings Ltd.		25,000	157,819
BOC Hong Kong (Holdings) Ltd.		178,500	570,787
Cathay Pacific Airways Ltd.		55,000	109,084
China Agri-Industries Holdings Ltd. (b)		102,609	37,670
China Everbright International Ltd.		118,000	190,024
China Everbright Ltd.		44,000	103,556
China Jinmao Hlds Group Ltd.		182,000	50,127
China Merchants Holdings International Co. Ltd.		53,761	178,540
China Mobile Ltd.		297,500	3,566,994
China Overseas Land and Investment Ltd.		192,000	620,135
China Overseas Property Holdings Ltd. (b)		64,000	10,916
China Power International Development Ltd.		155,000	97,407
China Resources Beer Holdings Co. Ltd.		58,372	110,216
China Resources Power Holdings Co. Ltd.		94,000	212,644
China Taiping Insurance Group Ltd. (b)		79,177	248,590
China Unicom Ltd.		286,000	348,545
CITIC Pacific Ltd.		212,000	395,269
CLP Holdings Ltd.		91,500	795,457
CNOOC Ltd.		864,000	975,898
CSPC Pharmaceutical Group Ltd.		202,000	188,071
Far East Horizon Ltd.		92,000	76,523
Fosun International Ltd.		100,000	182,099
Galaxy Entertainment Group Ltd.		114,000	389,410
Goldin Properties Holdings Ltd. (a)(b)		65,000	55,830
Guangdong Investment Ltd.		136,000	191,265
Hang Lung Properties Ltd.		108,000	264,257
Hang Seng Bank Ltd.		36,800	675,127
Henderson Land Development Co. Ltd.		56,331	359,772
HKT Trust/HKT Ltd. unit		122,860	146,379
Hong Kong & China Gas Co. Ltd.		335,000	679,224
Hong Kong Exchanges and Clearing Ltd.		54,173	1,417,646
Hysan Development Co. Ltd.		31,020	137,590
Lenovo Group Ltd.		320,000	297,324
Link (REIT)		111,047	663,471
MTR Corp. Ltd.		70,933	321,345
New World Development Co. Ltd.		259,846	277,153
PCCW Ltd.		196,592	105,853
Power Assets Holdings Ltd.		67,000	666,410
Shanghai Industrial Holdings Ltd.		25,000	65,782
Sino Land Ltd.		146,945	226,810
Sino-Ocean Land Holdings Ltd.		155,591	90,432
SJM Holdings Ltd.		88,000	73,055
Sun Art Retail Group Ltd.		118,500	96,861
Sun Hung Kai Properties Ltd.		83,781	1,119,130
Swire Pacific Ltd. (A Shares)		29,000	335,053
Swire Properties Ltd.		55,600	166,892
Techtronic Industries Co. Ltd.		67,000	244,930
Wharf Holdings Ltd.		70,000	416,531
Wheelock and Co. Ltd.		44,000	205,089
Yuexiu Property Co. Ltd.		332,000	57,200

TOTAL HONG KONG			22,617,498

Hungary - 0.0%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		1,888	85,367
OTP Bank PLC		10,833	209,923
Richter Gedeon PLC		6,668	111,300

TOTAL HUNGARY			406,590

India - 1.7%
ACC Ltd.		1,994	41,984
Adani Enterprises Ltd. (b)		6,730	9,487
Adani Ports & Special Economic Zone (b)		38,886	175,574
Aditya Birla Nuvo Ltd.		1,603	50,449
Ambuja Cements Ltd.		32,576	102,932
Apollo Hospitals Enterprise Ltd. (b)		3,714	74,460
Asian Paints India Ltd.		13,314	168,729
Aurobindo Pharma Ltd.		12,514	159,517
Bajaj Auto Ltd. (b)		3,909	152,554
Bharat Forge Ltd.		4,800	62,829
Bharat Heavy Electricals Ltd.		27,745	84,156
Bharat Petroleum Corp. Ltd. (b)		8,348	110,960
Bharti Airtel Ltd.		57,715	307,438
Bharti Infratel Ltd.		22,787	135,339
Bosch Ltd. (b)		348	108,761
Cairn India Ltd.		22,631	52,990
Cipla Ltd.		16,830	177,371
Coal India Ltd.		34,030	166,098
Container Corp. of India Ltd.		3,000	60,760
Dabur India Ltd.		25,121	103,371
Divi's Laboratories Ltd.		3,682	64,820
DLF Ltd. (b)		17,033	30,262
Dr. Reddy's Laboratories Ltd. (b)		5,688	369,573
Eicher Motors Ltd. (b)		572	154,918
GAIL India Ltd.		18,451	86,887
GlaxoSmithKline Consumer Healthcare Ltd. (b)		468	43,034
Glenmark Pharmaceuticals Ltd. (b)		6,500	98,295
Godrej Consumer Products Ltd.		5,828	112,341
HCL Technologies Ltd.		27,516	366,244
Hero Motocorp Ltd. (b)		2,475	97,565
Hindalco Industries Ltd. (b)		53,506	68,513
Hindustan Unilever Ltd.		36,751	449,437
Housing Development Finance Corp. Ltd.		72,424	1,387,288
ICICI Bank Ltd. (b)		52,168	220,446
Idea Cellular Ltd. (b)		50,783	108,499
Indiabulls Housing Finance Ltd. (b)		14,085	154,628
Infosys Ltd.		86,637	1,502,909
Infosys Ltd. sponsored ADR		2,400	43,584
ITC Ltd.		108,448	553,837
JSW Steel Ltd. (b)		4,019	55,832
Larsen & Toubro Ltd. (b)		15,249	328,431
LIC Housing Finance Ltd. (b)		14,229	103,893
Lupin Ltd.		10,710	315,339
Mahindra & Mahindra Financial Services Ltd. (b)		11,836	40,984
Mahindra & Mahindra Ltd. (b)		17,811	321,605
Marico Ltd.		10,000	59,092
Motherson Sumi Systems Ltd.		14,893	55,982
Nestle India Ltd.		1,094	103,148
NTPC Ltd.		75,871	153,938
Oil & Natural Gas Corp. Ltd.		40,845	154,086
Oil India Ltd.		6,521	40,428
Piramal Enterprises Ltd. (b)		3,759	53,425
Power Finance Corp. Ltd.		12,331	45,009
Reliance Communication Ltd. (b)		44,079	50,603
Reliance Industries Ltd.		62,689	907,323
Rural Electrification Corp. Ltd.		15,308	58,273
Shree Cement Ltd.		380	71,387
Shriram Transport Finance Co. Ltd.		7,177	103,237
Siemens India Ltd. (b)		3,099	62,815
State Bank of India (b)		71,540	258,363
Sun Pharmaceutical Industries Ltd.		46,589	633,103
Tata Consultancy Services Ltd.		22,923	873,365
Tata Motors Ltd. (b)		39,687	234,225
Tata Power Co. Ltd.		53,092	55,786
Tata Steel Ltd.		13,946	52,495
Tech Mahindra Ltd.		11,736	96,704
Ultratech Cemco Ltd. (b)		1,728	76,251
United Breweries Ltd. (b)		3,186	45,603
United Spirits Ltd. (b)		2,850	136,898
UPL Ltd.		13,390	93,800
Vedanta Ltd. (b)		54,911	83,483
Wipro Ltd.		29,452	257,893
Zee Entertainment Enterprises Ltd.		27,752	172,951

TOTAL INDIA			14,374,589

Indonesia - 0.5%
PT Adaro Energy Tbk		776,300	33,558
PT Astra Agro Lestari Tbk		20,800	30,132
PT Astra International Tbk		986,100	423,903
PT Bank Central Asia Tbk		602,900	566,381
PT Bank Danamon Indonesia Tbk Series A		148,500	29,856
PT Bank Mandiri (Persero) Tbk		441,000	279,096
PT Bank Negara Indonesia (Persero) Tbk		342,500	118,400
PT Bank Rakyat Indonesia Tbk		540,600	413,752
PT Bumi Serpong Damai Tbk		340,000	40,005
PT Charoen Pokphand Indonesia Tbk		364,900	66,339
PT Global Mediacom Tbk		324,300	20,539
PT Gudang Garam Tbk		23,800	74,498
PT Indocement Tunggal Prakarsa Tbk		71,100	92,993
PT Indofood CBP Sukses Makmur Tbk		55,600	53,502
PT Indofood Sukses Makmur Tbk		222,200	89,326
PT Jasa Marga Tbk		108,100	38,067
PT Kalbe Farma Tbk		1,031,000	107,374
PT Lippo Karawaci Tbk		913,900	79,317
PT Matahari Department Store Tbk		116,400	140,144
PT Media Nusantara Citra Tbk		207,100	26,871
PT Perusahaan Gas Negara Tbk Series B		511,000	111,612
PT Semen Gresik (Persero) Tbk		144,600	102,838
PT Summarecon Agung Tbk		450,000	45,547
PT Surya Citra Media Tbk		257,000	54,652
PT Tambang Batubara Bukit Asam Tbk		40,200	21,355
PT Telkomunikasi Indonesia Tbk Series B		2,467,000	483,995
PT Tower Bersama Infrastructure Tbk (b)		94,100	49,008
PT Unilever Indonesia Tbk		74,900	201,846
PT United Tractors Tbk		81,200	106,834
PT XL Axiata Tbk (b)		152,800	34,589

TOTAL INDONESIA			3,936,329

Ireland - 0.3%
Bank of Ireland (b)		1,334,019	497,297
CRH PLC		39,047	1,068,748
CRH PLC sponsored ADR		800	21,888
James Hardie Industries PLC CDI		21,778	281,918
Kerry Group PLC Class A		7,708	626,808
Ryanair Holdings PLC		806	11,965
Ryanair Holdings PLC sponsored ADR		1,356	106,026

TOTAL IRELAND			2,614,650

Isle of Man - 0.0%
Genting Singapore PLC		295,400	171,117
Israel - 0.4%
Azrieli Group		1,600	62,691
Bank Hapoalim BM (Reg.)		52,141	271,543
Bank Leumi le-Israel BM (b)		67,046	254,380
Bezeq The Israel Telecommunication Corp. Ltd.		93,909	201,912
Delek Group Ltd.		224	54,131
Israel Chemicals Ltd.		24,482	135,472
Israel Corp. Ltd. (Class A)		152	39,163
Mizrahi Tefahot Bank Ltd.		6,902	83,734
NICE Systems Ltd.		1,986	122,748
NICE Systems Ltd. sponsored ADR		773	47,787
Teva Pharmaceutical Industries Ltd.		30,618	1,817,883
Teva Pharmaceutical Industries Ltd. sponsored ADR		11,242	665,414

TOTAL ISRAEL			3,756,858

Italy - 1.6%
Assicurazioni Generali SpA		56,722	1,075,334
Atlantia SpA		19,981	553,697
Banca Monte dei Paschi di Siena SpA (b)		125,096	230,003
Banco Popolare Societa Cooperativa (b)		17,298	258,886
Enel Green Power SpA		83,140	175,993
Enel SpA		342,078	1,578,393
Eni SpA		123,394	2,015,055
EXOR SpA		4,801	238,366
Finmeccanica SpA (b)		19,904	260,460
Intesa Sanpaolo SpA		615,410	2,143,898
Intesa Sanpaolo SpA (Risparmio Shares)		44,175	141,165
Luxottica Group SpA		8,170	572,739
Mediobanca SpA		27,154	273,218
Prysmian SpA		9,293	200,804
Saipem SpA (a)		12,315	115,718
Snam Rete Gas SpA		102,760	532,230
Telecom Italia SpA (b)		549,770	766,975
Terna SpA		73,212	372,589
UniCredit SpA		231,940	1,499,711
Unione di Banche Italiane ScpA		44,068	330,008
Unipolsai SpA		52,661	127,167

TOTAL ITALY			13,462,409

Japan - 16.4%
ABC-MART, Inc.		1,300	72,510
ACOM Co. Ltd. (b)		19,400	106,211
AEON Co. Ltd.		31,900	472,639
AEON Financial Service Co. Ltd.		5,500	137,421
AEON MALL Co. Ltd.		5,270	88,155
Air Water, Inc.		8,000	130,902
Aisin Seiki Co. Ltd.		9,200	365,139
Ajinomoto Co., Inc.		27,000	601,398
Alfresa Holdings Corp.		8,800	168,743
All Nippon Airways Ltd.		54,000	161,255
Alps Electric Co. Ltd.		8,400	260,729
Amada Holdings Co. Ltd.		17,300	154,288
Aozora Bank Ltd.		56,000	204,683
Asahi Glass Co. Ltd.		47,000	269,098
Asahi Group Holdings		18,700	576,824
Asahi Kasei Corp.		61,000	374,335
Asics Corp.		7,600	209,917
Astellas Pharma, Inc.		102,300	1,484,831
Bandai Namco Holdings, Inc.		8,600	211,390
Bank of Kyoto Ltd.		17,000	171,692
Bank of Yokohama Ltd.		54,000	337,020
Benesse Holdings, Inc.		3,200	85,790
Bridgestone Corp.		31,500	1,155,134
Brother Industries Ltd.		11,800	150,821
Calbee, Inc.		3,700	134,058
Canon, Inc.		51,800	1,546,855
Casio Computer Co. Ltd. (a)		10,100	190,278
Central Japan Railway Co.		7,000	1,276,893
Chiba Bank Ltd.		34,000	248,031
Chubu Electric Power Co., Inc.		30,900	475,335
Chugai Pharmaceutical Co. Ltd.		10,700	344,432
Chugoku Electric Power Co., Inc.		14,000	211,561
Citizen Holdings Co. Ltd.		13,200	100,049
COLOPL, Inc. (a)		2,600	42,474
Credit Saison Co. Ltd.		7,100	145,760
Dai Nippon Printing Co. Ltd.		27,000	279,236
Dai-ichi Mutual Life Insurance Co.		52,200	903,023
Daicel Chemical Industries Ltd.		14,000	185,001
Daihatsu Motor Co. Ltd.		9,700	118,822
Daiichi Sankyo Kabushiki Kaisha		30,900	606,847
Daikin Industries Ltd.		11,400	732,461
Dainippon Sumitomo Pharma Co. Ltd.		7,200	79,690
Daito Trust Construction Co. Ltd.		3,500	378,862
Daiwa House Industry Co. Ltd.		29,000	761,259
Daiwa Securities Group, Inc.		80,000	547,006
DENSO Corp.		23,500	1,095,633
Dentsu, Inc.		10,500	590,290
Don Quijote Holdings Co. Ltd.		5,800	213,058
East Japan Railway Co.		16,200	1,540,225
Eisai Co. Ltd.		12,200	763,105
Electric Power Development Co. Ltd.		7,000	230,762
FamilyMart Co. Ltd.		3,000	122,630
Fanuc Corp.		9,900	1,746,771
Fast Retailing Co. Ltd.		2,600	949,734
Fuji Electric Co. Ltd.		27,000	120,462
Fuji Heavy Industries Ltd.		28,400	1,098,331
Fujifilm Holdings Corp.		22,400	893,508
Fujitsu Ltd.		91,000	430,123
Fukuoka Financial Group, Inc.		37,000	194,700
GungHo Online Entertainment, Inc. (a)		20,100	65,462
Gunma Bank Ltd.		19,000	119,599
Hakuhodo DY Holdings, Inc.		11,500	120,829
Hamamatsu Photonics K.K.		7,200	183,282
Hankyu Hanshin Holdings, Inc.		55,000	358,277
Hikari Tsushin, Inc.		900	68,489
Hino Motors Ltd.		12,900	147,616
Hirose Electric Co. Ltd.		1,465	177,318
Hiroshima Bank Ltd.		25,000	138,839
Hisamitsu Pharmaceutical Co., Inc.		2,700	104,652
Hitachi Chemical Co. Ltd.		5,100	80,619
Hitachi Construction Machinery Co. Ltd.		5,500	85,178
Hitachi High-Technologies Corp.		3,400	91,436
Hitachi Ltd.		234,000	1,349,898
Hitachi Metals Ltd.		10,000	113,258
Hokuhoku Financial Group, Inc.		60,000	133,213
Hokuriku Electric Power Co., Inc.		8,200	122,310
Honda Motor Co. Ltd.		79,000	2,613,355
Hoya Corp.		20,600	850,096
Hulic Co. Ltd.		14,400	134,495
Ibiden Co. Ltd.		6,500	89,564
Idemitsu Kosan Co. Ltd.		4,200	68,878
IHI Corp.		67,000	189,035
Iida Group Holdings Co. Ltd.		7,900	148,069
INPEX Corp.		46,000	438,472
Isetan Mitsukoshi Holdings Ltd.		16,900	271,107
Isuzu Motors Ltd.		28,600	334,034
Itochu Corp.		76,500	957,243
ITOCHU Techno-Solutions Corp.		2,400	52,615
Iyo Bank Ltd.		12,100	130,102
J. Front Retailing Co. Ltd.		11,900	195,425
Japan Airlines Co. Ltd.		5,700	214,737
Japan Airport Terminal Co. Ltd.		2,100	113,576
Japan Exchange Group, Inc.		26,800	431,238
Japan Prime Realty Investment Corp.		40	130,207
Japan Real Estate Investment Corp.		64	295,839
Japan Retail Fund Investment Corp.		118	228,539
Japan Tobacco, Inc.		53,300	1,844,808
JFE Holdings, Inc.		23,400	367,860
JGC Corp.		10,000	158,719
Joyo Bank Ltd.		31,000	161,018
JSR Corp.		9,400	148,457
JTEKT Corp.		9,800	168,921
JX Holdings, Inc.		109,200	428,791
Kajima Corp.		41,000	234,622
Kakaku.com, Inc.		7,000	130,587
Kamigumi Co. Ltd.		11,000	94,508
Kaneka Corp.		14,000	124,142
Kansai Electric Power Co., Inc. (b)		34,400	440,758
Kansai Paint Co. Ltd.		11,000	167,682
Kao Corp.		24,400	1,252,680
Kawasaki Heavy Industries Ltd.		69,000	276,952
KDDI Corp.		84,800	2,052,019
Keihan Electric Railway Co., Ltd.		24,000	170,192
Keihin Electric Express Railway Co. Ltd.		22,000	180,969
Keio Corp.		27,000	219,747
Keisei Electric Railway Co.		14,000	172,520
Keyence Corp.		2,210	1,150,545
Kikkoman Corp.		7,000	219,249
Kintetsu Group Holdings Co. Ltd.		88,000	340,215
Kirin Holdings Co. Ltd.		40,100	567,949
Kobe Steel Ltd.		151,000	190,679
Koito Manufacturing Co. Ltd.		5,000	189,404
Komatsu Ltd.		44,600	733,112
Konami Holdings Corp.		4,600	104,520
Konica Minolta, Inc.		22,700	233,229
Kose Corp.		1,500	146,490
Kubota Corp.		54,000	837,079
Kuraray Co. Ltd.		16,700	205,976
Kurita Water Industries Ltd.		5,300	119,678
Kyocera Corp.		15,500	701,137
Kyowa Hakko Kirin Co., Ltd.		11,000	181,313
Kyushu Electric Power Co., Inc. (b)		20,200	243,788
Kyushu Financial Group, Inc. (b)		17,300	131,713
Lawson, Inc.		3,200	237,033
LIXIL Group Corp.		12,800	274,049
M3, Inc.		9,500	184,130
Mabuchi Motor Co. Ltd.		2,400	118,751
Makita Corp.		5,700	312,319
Marubeni Corp.		80,200	463,398
Marui Group Co. Ltd.		10,700	138,210
Maruichi Steel Tube Ltd.		2,400	61,460
Mazda Motor Corp.		26,200	514,287
McDonald's Holdings Co. (Japan) Ltd. (a)		3,400	80,414
Medipal Holdings Corp.		6,600	115,184
Meiji Holdings Co. Ltd.		5,900	464,919
Minebea Ltd.		15,000	165,207
Miraca Holdings, Inc.		2,800	124,615
Mitsubishi Chemical Holdings Corp.		64,900	404,428
Mitsubishi Corp.		66,900	1,216,282
Mitsubishi Electric Corp.		94,000	978,986
Mitsubishi Estate Co. Ltd.		61,000	1,308,236
Mitsubishi Gas Chemical Co., Inc.		19,000	105,932
Mitsubishi Heavy Industries Ltd.		147,000	741,096
Mitsubishi Logistics Corp.		6,000	86,111
Mitsubishi Materials Corp.		54,000	188,370
Mitsubishi Motors Corp. of Japan		31,000	274,577
Mitsubishi Tanabe Pharma Corp.		10,600	179,238
Mitsubishi UFJ Financial Group, Inc.		617,800	3,995,643
Mitsubishi UFJ Lease & Finance Co. Ltd.		22,800	119,672
Mitsui & Co. Ltd.		82,700	1,048,877
Mitsui Chemicals, Inc.		39,000	147,465
Mitsui Fudosan Co. Ltd.		46,000	1,251,828
Mitsui OSK Lines Ltd.		56,000	149,543
mixi, Inc.		1,900	72,555
Mizuho Financial Group, Inc.		1,133,300	2,334,422
MS&AD Insurance Group Holdings, Inc.		24,500	722,275
Murata Manufacturing Co. Ltd.		9,800	1,395,044
Nabtesco Corp.		5,900	118,147
Nagoya Railroad Co. Ltd.		41,000	169,445
NEC Corp.		126,000	388,708
New Hampshire Foods Ltd.		8,000	166,868
Nexon Co. Ltd.		6,100	84,613
NGK Insulators Ltd.		13,000	281,448
NGK Spark Plug Co. Ltd.		8,800	214,764
NHK Spring Co. Ltd.		7,700	78,370
Nidec Corp.		10,700	806,310
Nikon Corp. (a)		16,500	213,452
Nintendo Co. Ltd.		5,100	815,320
Nippon Building Fund, Inc.		69	327,700
Nippon Electric Glass Co. Ltd.		20,000	97,867
Nippon Express Co. Ltd.		41,000	211,219
Nippon Paint Holdings Co. Ltd.		7,000	147,854
Nippon Prologis REIT, Inc.		71	124,859
Nippon Steel & Sumitomo Metal Corp.		36,670	743,394
Nippon Telegraph & Telephone Corp.		36,300	1,330,809
Nippon Yusen KK		78,000	204,081
Nissan Motor Co. Ltd.		120,500	1,249,130
Nisshin Seifun Group, Inc.		10,795	164,996
Nissin Food Holdings Co. Ltd.		3,300	152,553
Nitori Holdings Co. Ltd.		3,600	280,724
Nitto Denko Corp.		8,000	512,996
NKSJ Holdings, Inc.		16,150	507,082
NOK Corp.		4,700	110,448
Nomura Holdings, Inc.		175,900	1,106,472
Nomura Real Estate Holdings, Inc.		5,900	126,077
Nomura Real Estate Master Fund, Inc. (b)		170	213,252
Nomura Research Institute Ltd.		6,020	246,040
NSK Ltd.		22,300	263,742
NTT Data Corp.		6,100	303,566
NTT DOCOMO, Inc.		72,200	1,406,130
NTT Urban Development Co.		5,900	58,463
Obayashi Corp.		31,000	271,872
Odakyu Electric Railway Co. Ltd.		30,000	293,242
Oji Holdings Corp.		38,000	196,802
Olympus Corp.		13,400	452,000
OMRON Corp.		9,400	311,261
Ono Pharmaceutical Co. Ltd.		4,000	547,979
Oracle Corp. Japan		1,800	81,865
Oriental Land Co. Ltd.		9,700	589,244
ORIX Corp.		64,100	936,102
Osaka Gas Co. Ltd.		91,000	358,401
Otsuka Corp.		2,500	120,849
Otsuka Holdings Co. Ltd.		18,900	629,000
Panasonic Corp.		106,800	1,253,058
Park24 Co. Ltd.		4,700	98,505
Rakuten, Inc.		45,100	624,779
Recruit Holdings Co. Ltd.		7,000	224,991
Resona Holdings, Inc.		106,900	565,643
Ricoh Co. Ltd.		34,000	366,449
Rinnai Corp.		1,900	150,624
ROHM Co. Ltd.		4,600	227,385
Ryohin Keikaku Co. Ltd.		1,100	220,877
Sankyo Co. Ltd. (Gunma)		2,400	92,495
Sanrio Co. Ltd.		2,500	66,416
Santen Pharmaceutical Co. Ltd.		18,200	247,019
SBI Holdings, Inc. Japan		10,430	118,050
Secom Co. Ltd.		10,100	673,721
Sega Sammy Holdings, Inc.		8,500	89,512
Seibu Holdings, Inc.		5,800	117,385
Seiko Epson Corp.		13,800	210,797
Sekisui Chemical Co. Ltd.		19,900	234,800
Sekisui House Ltd.		28,900	481,081
Seven & i Holdings Co. Ltd.		36,400	1,653,463
Seven Bank Ltd.		28,800	131,229
Sharp Corp. (a)(b)		72,000	78,918
Shikoku Electric Power Co., Inc.		8,800	149,398
Shimadzu Corp.		12,000	186,150
Shimamura Co. Ltd.		1,100	123,542
SHIMANO, Inc.		3,800	598,761
SHIMIZU Corp.		29,000	253,912
Shin-Etsu Chemical Co. Ltd.		19,900	1,183,437
Shinsei Bank Ltd.		86,000	180,323
Shionogi & Co. Ltd.		14,400	590,638
Shiseido Co. Ltd.		17,400	413,321
Shizuoka Bank Ltd.		26,000	260,826
Showa Shell Sekiyu K.K.		8,700	76,790
SMC Corp.		2,600	668,829
SoftBank Corp.		46,500	2,605,298
Sony Corp.		60,900	1,731,109
Sony Financial Holdings, Inc.		8,200	146,965
Stanley Electric Co. Ltd.		7,000	133,704
Sumitomo Chemical Co. Ltd.		72,000	412,431
Sumitomo Corp.		54,600	597,176
Sumitomo Electric Industries Ltd.		36,500	498,151
Sumitomo Heavy Industries Ltd.		26,000	117,156
Sumitomo Metal Mining Co. Ltd.		24,000	297,754
Sumitomo Mitsui Financial Group, Inc.		61,600	2,457,450
Sumitomo Mitsui Trust Holdings, Inc.		161,000	618,007
Sumitomo Realty & Development Co. Ltd.		17,000	559,782
Sumitomo Rubber Industries Ltd.		8,100	120,475
Suntory Beverage & Food Ltd.		6,700	270,932
Suzuken Co. Ltd.		3,630	138,934
Suzuki Motor Corp.		17,700	579,559
Sysmex Corp.		7,000	400,112
T&D Holdings, Inc.		28,200	370,568
Taiheiyo Cement Corp.		58,000	191,210
Taisei Corp.		52,000	337,923
Taisho Pharmaceutical Holdings Co. Ltd.		1,600	99,832
Taiyo Nippon Sanso Corp.		7,000	72,153
Takashimaya Co. Ltd.		14,000	125,149
Takeda Pharmaceutical Co. Ltd.		38,300	1,870,276
TDK Corp.		5,900	375,809
Teijin Ltd.		46,000	162,382
Terumo Corp.		14,800	439,116
The Chugoku Bank Ltd.		7,800	110,575
The Hachijuni Bank Ltd.		19,000	129,556
The Suruga Bank Ltd.		8,600	169,308
THK Co. Ltd.		5,800	109,258
Tobu Railway Co. Ltd.		48,000	232,162
Toho Co. Ltd.		5,400	140,525
Toho Gas Co. Ltd.		19,000	116,363
Tohoku Electric Power Co., Inc.		21,500	301,869
Tokio Marine Holdings, Inc.		33,000	1,271,546
Tokyo Electric Power Co., Inc. (b)		70,100	478,182
Tokyo Electron Ltd.		8,200	491,827
Tokyo Gas Co. Ltd.		113,000	559,221
Tokyo Tatemono Co. Ltd.		10,000	124,254
Tokyu Corp.		54,000	437,872
Tokyu Fudosan Holdings Corp.		25,000	175,729
TonenGeneral Sekiyu K.K.		14,000	145,455
Toppan Printing Co. Ltd.		26,000	233,154
Toray Industries, Inc.		71,000	619,418
Toshiba Corp.		195,000	550,107
Toto Ltd.		6,800	230,556
Toyo Seikan Group Holdings Ltd.		8,100	156,519
Toyo Suisan Kaisha Ltd.		4,400	162,130
Toyoda Gosei Co. Ltd.		3,100	71,058
Toyota Industries Corp.		7,900	415,143
Toyota Motor Corp.		132,600	8,123,664
Toyota Tsusho Corp.		10,100	231,311
Trend Micro, Inc.		5,200	202,652
Unicharm Corp.		18,200	388,684
United Urban Investment Corp.		131	181,750
USS Co. Ltd.		10,800	190,662
West Japan Railway Co.		7,900	555,029
Yahoo! Japan Corp.		67,900	287,972
Yakult Honsha Co. Ltd.		4,200	222,355
Yamada Denki Co. Ltd.		38,600	173,648
Yamaguchi Financial Group, Inc.		10,000	122,996
Yamaha Corp.		8,000	198,550
Yamaha Motor Co. Ltd.		12,600	282,523
Yamato Holdings Co. Ltd.		17,000	334,633
Yamazaki Baking Co. Ltd.		5,000	96,293
Yaskawa Electric Corp.		11,300	134,040
Yokogawa Electric Corp.		10,900	121,756
Yokohama Rubber Co. Ltd.		5,000	96,118

TOTAL JAPAN			139,396,151

Korea (South) - 3.1%
AMOREPACIFIC Corp.		1,575	520,738
AMOREPACIFIC Group, Inc.		1,350	190,362
BGFretail Co. Ltd.		400	59,557
BS Financial Group, Inc.		10,939	134,130
Celltrion, Inc. (b)		3,170	213,782
Cheil Industries, Inc.		3,679	499,439
Cheil Worldwide, Inc. (b)		3,971	69,559
CJ CheilJedang Corp.		366	112,194
CJ Corp.		688	144,618
Coway Co. Ltd.		2,617	195,283
Daelim Industrial Co.		1,369	89,686
Daewoo Engineering & Construction Co. Ltd. (b)		5,285	30,133
Daewoo International Corp.		1,866	32,604
Daewoo Securities Co. Ltd.		8,261	80,311
Daewoo Shipbuilding & Marine Engineering Co. Ltd.		4,602	27,972
DGB Financial Group Co. Ltd.		8,453	78,476
Dong Suh Companies, Inc.		1,800	53,207
Dongbu Insurance Co. Ltd.		2,002	119,934
Doosan Co. Ltd.		397	38,421
Doosan Heavy Industries & Construction Co. Ltd.		2,575	46,459
Doosan Infracore Co. Ltd. (b)		6,574	36,043
E-Mart Co. Ltd.		988	183,881
GS Engineering & Construction Corp. (b)		2,418	49,344
GS Holdings Corp.		2,392	105,169
Hana Financial Group, Inc.		14,409	350,833
Hankook Tire Co. Ltd.		3,644	139,630
Hanmi Pharm Co. Ltd.		230	104,145
Hanmi Science Co. Ltd.		596	68,643
Hanon Systems		1,815	71,375
Hanssem Co. Ltd.		525	107,366
Hanwha Chemical Corp.		5,311	103,497
Hanwha Corp.		2,212	72,747
Hanwha Life Insurance Co. Ltd.		10,157	75,526
Hotel Shilla Co.		1,611	155,206
Hyosung Corp.		1,069	109,543
Hyundai Department Store Co. Ltd.		724	79,580
Hyundai Engineering & Construction Co. Ltd.		3,861	117,003
Hyundai Fire & Marine Insurance Co. Ltd.		3,433	102,079
Hyundai Glovis Co. Ltd.		928	159,710
Hyundai Heavy Industries Co. Ltd. (b)		2,035	169,677
Hyundai Industrial Development & Construction Co.		2,743	110,631
Hyundai Merchant Marine Co. Ltd. (b)		4,465	23,307
Hyundai Mobis		3,307	695,131
Hyundai Motor Co.		7,388	1,009,422
Hyundai Steel Co.		3,697	168,697
Hyundai Wia Corp.		741	86,640
Industrial Bank of Korea		13,546	166,097
Kakao Corp.		1,495	148,744
Kangwon Land, Inc.		5,734	212,432
KB Financial Group, Inc.		18,492	584,970
KCC Corp.		275	98,389
KEPCO Plant Service & Engineering Co. Ltd.		1,053	95,914
Kia Motors Corp.		12,858	628,390
Korea Aerospace Industries Ltd.		2,078	163,798
Korea Electric Power Corp.		12,314	553,597
Korea Express Co. Ltd. (b)		290	49,528
Korea Gas Corp.		1,372	51,190
Korea Investment Holdings Co. Ltd.		1,869	99,853
Korea Zinc Co. Ltd.		435	180,588
Korean Air Lines Co. Ltd. (b)		1,624	43,880
KT Corp. (b)		2,367	61,226
KT&G Corp.		5,333	532,473
Kumho Petro Chemical Co. Ltd.		661	33,578
LG Chemical Ltd.		2,147	572,586
LG Corp.		4,619	267,001
LG Display Co. Ltd.		11,248	213,358
LG Electronics, Inc.		5,161	221,941
LG Household & Health Care Ltd.		457	379,042
LG Innotek Co. Ltd.		615	49,932
LG Telecom Ltd.		10,329	99,059
Lotte Chemical Corp.		725	152,712
Lotte Confectionery Co. Ltd.		34	59,229
Lotte Shopping Co. Ltd.		549	111,553
LS Industrial Systems Ltd.		546	23,767
Mirae Asset Securities Co. Ltd.		2,225	49,790
Mirae Asset Securities Co. Ltd. rights 11/5/15		1,052	2,488
NAVER Corp.		1,359	714,154
NCSOFT Corp.		737	122,320
Oci Co. Ltd.		782	56,299
Orion Corp.		175	147,140
Paradise Co. Ltd.		2,308	43,663
POSCO		3,327	534,212
S-Oil Corp.		2,152	128,731
S1 Corp.		932	80,811
Samsung Card Co. Ltd.		1,733	58,588
Samsung Electro-Mechanics Co. Ltd.		2,870	163,889
Samsung Electronics Co. Ltd.		5,350	6,428,790
Samsung Fire & Marine Insurance Co. Ltd.		1,697	474,869
Samsung Heavy Industries Co. Ltd.		7,539	87,819
Samsung Life Insurance Co. Ltd.		3,891	371,457
Samsung SDI Co. Ltd.		2,686	250,540
Samsung SDS Co. Ltd.		1,510	339,223
Samsung Securities Co. Ltd.		2,868	121,324
Shinhan Financial Group Co. Ltd.		20,712	789,288
Shinsegae Co. Ltd.		326	66,384
SK C&C Co. Ltd.		1,798	420,458
SK Energy Co. Ltd. (b)		3,096	321,322
SK Hynix, Inc.		28,231	759,077
SK Networks Co. Ltd.		4,762	29,570
SK Telecom Co. Ltd.		470	99,378
Woori Bank		16,595	144,182
Woori Investment & Securities Co. Ltd.		6,795	60,108
Yuhan Corp.		393	97,409

TOTAL KOREA (SOUTH)			26,009,800

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)		48,899	273,065
Millicom International Cellular SA (depository receipt)		3,207	179,052
Pegas NONWOVENS SA		400	12,501
RTL Group SA		1,830	158,373
SES SA (France) (depositary receipt)		15,545	459,574
Subsea 7 SA (b)		12,403	96,707
Tenaris SA		23,193	292,100

TOTAL LUXEMBOURG			1,471,372

Malaysia - 0.6%
AirAsia Bhd		47,900	16,450
Alliance Financial Group Bhd		55,300	46,026
AMMB Holdings Bhd		90,300	100,092
Astro Malaysia Holdings Bhd		76,900	51,129
Axiata Group Bhd		124,636	178,583
Berjaya Sports Toto Bhd		41,432	30,837
British American Tobacco (Malaysia) Bhd		6,700	96,290
Bumi Armada Bhd		126,300	28,464
Bumiputra-Commerce Holdings Bhd		250,134	267,972
Dialog Group Bhd		176,122	65,422
DiGi.com Bhd		170,400	208,479
Felda Global Ventures Holdings Bhd		46,100	19,054
Gamuda Bhd		85,500	89,527
Genting Bhd		109,800	189,271
Genting Malaysia Bhd		145,300	145,305
Genting Plantations Bhd		10,000	24,757
Hong Leong Bank Bhd		27,200	88,315
Hong Leong Credit Bhd		9,200	30,241
IHH Healthcare Bhd		122,000	179,275
IJM Corp. Bhd		137,000	105,792
IOI Corp. Bhd		135,200	133,859
IOI Properties Group Sdn Bhd		72,600	34,060
Kuala Lumpur Kepong Bhd		22,400	118,673
Lafarge Malaysia Bhd		22,800	48,006
Malayan Banking Bhd		230,227	441,363
Malaysia Airports Holdings Bhd		40,502	49,859
Maxis Bhd		86,800	132,973
MISC Bhd		53,100	111,415
Petronas Chemicals Group Bhd		137,200	202,288
Petronas Dagangan Bhd		11,800	61,824
Petronas Gas Bhd		33,300	177,942
PPB Group Bhd		22,500	80,781
Public Bank Bhd		125,200	526,367
RHB Capital Bhd		22,092	31,329
SapuraKencana Petroleum Bhd		172,000	84,309
Sime Darby Bhd		151,337	293,894
Telekom Malaysia Bhd		54,626	84,738
Tenaga Nasional Bhd		163,900	481,749
UMW Holdings Bhd		27,400	52,249
Westports Holdings Bhd		48,000	47,945
YTL Corp. Bhd		214,626	75,371
YTL Power International Bhd		80,850	28,394

TOTAL MALAYSIA			5,260,669

Malta - 0.0%
Brait SA		16,202	185,938
Mauritius - 0.0%
Golden Agri-Resources Ltd.		354,000	98,243
Mexico - 1.0%
Alfa SA de CV Series A		138,200	287,899
America Movil S.A.B. de CV Series L		1,559,400	1,392,507
CEMEX S.A.B. de CV unit		618,970	392,341
Coca-Cola FEMSA S.A.B. de CV Series L		24,400	187,559
Compartamos S.A.B. de CV		49,300	90,823
Controladora Commercial Mexicana S.A.B. de CV unit		21,100	61,801
El Puerto de Liverpool S.A.B. de CV Class C		9,200	127,764
Embotelladoras Arca S.A.B. de CV		20,700	132,525
Fibra Uno Administracion SA de CV		116,500	255,883
Fomento Economico Mexicano S.A.B. de CV unit		89,400	883,132
Gruma S.A.B. de CV Series B		9,600	148,146
Grupo Aeroportuario del Pacifico SA de CV Series B		15,100	136,000
Grupo Aeroportuario del Sureste SA de CV Series B		10,280	159,212
Grupo Bimbo S.A.B. de CV Series A (b)		79,300	225,017
Grupo Carso SA de CV Series A1		27,000	120,372
Grupo Comercial Chedraui S.A.B. de CV		15,700	43,437
Grupo Financiero Banorte S.A.B. de CV Series O		120,700	649,982
Grupo Financiero Inbursa S.A.B. de CV Series O		110,500	222,167
Grupo Financiero Santander Mexico S.A.B. de CV		89,300	164,081
Grupo Lala S.A.B. de CV		29,700	75,896
Grupo Mexico SA de CV Series B		185,024	450,748
Grupo Televisa SA de CV		119,200	693,574
Industrias Penoles SA de CV		6,690	88,942
Kimberly-Clark de Mexico SA de CV Series A		73,200	176,643
Mexichem S.A.B. de CV		51,421	133,364
OHL Mexico S.A.B. de CV (b)		40,700	53,543
Promotora y Operadora de Infraestructura S.A.B. de CV (b)		11,700	146,702
Wal-Mart de Mexico SA de CV Series V		253,200	668,034

TOTAL MEXICO			8,168,094

Netherlands - 2.4%
AEGON NV		88,865	545,317
Airbus Group NV		28,611	1,993,438
Akzo Nobel NV		11,874	841,539
Altice NV:
Class A (b)		18,073	313,015
Class B (b)		5,055	89,774
ASML Holding NV (Netherlands)		16,774	1,555,978
CNH Industrial NV		45,570	308,183
Delta Lloyd NV		10,919	86,211
Fiat Chrysler Automobiles NV (b)		43,528	642,356
Gemalto NV		3,892	244,165
Heineken Holding NV		4,878	391,203
Heineken NV (Bearer)		11,131	1,017,406
ING Groep NV (Certificaten Van Aandelen)		187,420	2,727,686
Koninklijke Ahold NV		43,237	880,544
Koninklijke Boskalis Westminster NV		4,119	200,361
Koninklijke DSM NV		8,838	471,132
Koninklijke KPN NV		154,845	567,383
Koninklijke Philips Electronics NV		45,313	1,221,582
NN Group NV		11,565	363,338
OCI NV (b)		4,070	115,134
QIAGEN NV (Germany) (b)		10,642	258,157
Randstad Holding NV		6,171	368,680
RELX NV		49,495	846,343
STMicroelectronics NV		30,275	208,603
TNT Express NV		24,611	207,036
Unilever NV (Certificaten Van Aandelen) (Bearer)		78,997	3,572,055
Vopak NV		3,346	134,575
Wolters Kluwer NV		14,598	494,343

TOTAL NETHERLANDS			20,665,537

New Zealand - 0.1%
Auckland International Airport Ltd.		44,836	159,697
Contact Energy Ltd.		34,062	119,708
Fletcher Building Ltd.		33,999	171,747
Meridian Energy Ltd.		62,596	94,099
Mighty River Power Ltd.		34,893	66,158
Ryman Healthcare Group Ltd.		18,025	96,302
Spark New Zealand Ltd.		86,295	196,340

TOTAL NEW ZEALAND			904,051

Norway - 0.4%
DNB ASA		47,443	604,152
Gjensidige Forsikring ASA		9,567	145,474
Norsk Hydro ASA		64,961	232,676
Orkla ASA		39,396	335,263
Statoil ASA		54,134	875,037
Telenor ASA		36,474	688,120
Yara International ASA		8,725	396,061

TOTAL NORWAY			3,276,783

Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		9,018	57,805
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		92,930	111,035
Aboitiz Power Corp.		70,500	62,926
Alliance Global Group, Inc.		101,900	39,591
Ayala Corp.		10,330	172,035
Ayala Land, Inc.		357,200	273,068
Bank of the Philippine Islands (BPI)		35,821	64,687
BDO Unibank, Inc.		75,613	164,067
DMCI Holdings, Inc.		206,550	54,784
Globe Telecom, Inc.		1,705	82,880
GT Capital Holdings, Inc.		3,900	109,443
International Container Terminal Services, Inc.		26,730	47,127
JG Summit Holdings, Inc.		122,670	186,718
Jollibee Food Corp.		19,430	85,397
Megaworld Corp.		540,800	54,123
Metro Pacific Investments Corp.		692,900	77,090
Metropolitan Bank & Trust Co.		15,846	28,773
Philippine Long Distance Telephone Co.		4,860	228,064
PNOC Energy Development Corp.		434,100	61,406
SM Investments Corp.		7,862	146,777
SM Prime Holdings, Inc.		394,100	181,464
Universal Robina Corp.		42,380	181,596

TOTAL PHILIPPINES			2,413,051

Poland - 0.3%
Alior Bank SA (b)		2,675	56,236
Bank Handlowy w Warszawie SA		1,424	28,997
Bank Millennium SA (b)		33,290	52,722
Bank Polska Kasa Opieki SA		6,236	242,462
Bank Zachodni WBK SA		1,668	134,542
BRE Bank SA		685	64,346
Cyfrowy Polsat SA (b)		9,245	59,594
ENEA SA		11,615	38,563
Energa SA		8,895	37,980
Eurocash SA		4,224	57,047
Grupa Lotos SA (b)		4,527	33,340
KGHM Polska Miedz SA (Bearer)		6,787	157,822
LPP SA		62	117,030
NG2 SA		1,000	43,733
Polish Oil & Gas Co. SA		87,746	155,767
Polska Grupa Energetyczna SA		41,287	153,744
Polski Koncern Naftowy Orlen SA		15,541	252,438
Powszechna Kasa Oszczednosci Bank SA		41,973	311,076
Powszechny Zaklad Ubezpieczen SA		2,730	265,452
Synthos SA		26,883	25,670
Tauron Polska Energia SA		48,438	37,980
Telekomunikacja Polska SA		30,931	56,750
Zaklady Azotowe w Tarnowie-Moscicach SA (b)		2,325	55,406

TOTAL POLAND			2,438,697

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (b)		1,866,809	107,363
Banco Espirito Santo SA (Reg.) (b)		82,039	1
Energias de Portugal SA		111,914	414,487
Galp Energia SGPS SA Class B		18,600	201,201
Jeronimo Martins SGPS SA		12,439	174,880

TOTAL PORTUGAL			897,932

Qatar - 0.2%
Barwa Real Estate Co. (b)		4,718	58,193
Commercial Bank of Qatar (b)		7,957	116,287
Doha Bank (b)		6,089	82,798
Ezdan Holding Group (b)		37,958	203,332
Gulf International Services QSC (b)		2,400	42,261
Industries Qatar QSC (b)		7,329	247,639
Masraf al Rayan (b)		17,932	212,805
Qatar Electricity & Water Co. (b)		1,383	80,771
Qatar Insurance Co. (b)		4,387	112,078
Qatar Islamic Bank (b)		3,057	99,262
Qatar National Bank SAQ (b)		8,355	418,869
Qatar Telecom (Qtel) Q.S.C. (b)		3,785	80,894
Vodafone Qatar QSC (b)		16,535	65,636

TOTAL QATAR			1,820,825

Russia - 0.7%
Alrosa Co. Ltd. (b)		87,000	70,050
Gazprom OAO sponsored ADR (Reg. S)		282,528	1,189,443
Lukoil PJSC sponsored ADR		24,577	892,145
Magnit OJSC GDR (Reg. S)		12,486	568,363
Megafon OJSC GDR		4,169	53,989
MMC Norilsk Nickel PJSC sponsored ADR		26,361	391,461
Mobile TeleSystems OJSC sponsored ADR		24,726	173,824
Moscow Exchange MICEX-RTS OAO (b)		60,675	85,389
NOVATEK OAO GDR (Reg. S)		4,348	397,625
Rosneft Oil Co. OJSC GDR (Reg. S)		54,995	219,980
Rostelecom sponsored ADR		6,231	54,708
RusHydro PJSC ADR		59,564	57,896
Sberbank of Russia (b)		1,860	2,637
Sberbank of Russia sponsored ADR		128,266	786,655
Severstal PAO GDR (Reg. S)		9,906	116,495
Sistema JSFC sponsored GDR		8,703	60,486
Surgutneftegas OJSC sponsored ADR		61,387	336,094
Tatneft OAO sponsored ADR		11,067	342,524
VTB Bank OJSC sponsored GDR (Reg. S)		125,078	274,921

TOTAL RUSSIA			6,074,685

Singapore - 0.9%
Ascendas Real Estate Investment Trust		96,800	164,805
CapitaCommercial Trust (REIT)		100,100	100,453
CapitaLand Ltd.		124,200	273,974
CapitaMall Trust		118,900	167,639
City Developments Ltd.		18,900	106,961
ComfortDelgro Corp. Ltd.		104,100	225,232
DBS Group Holdings Ltd.		85,191	1,047,428
Global Logistic Properties Ltd.		152,400	243,749
Hutchison Port Holdings Trust		269,000	148,987
Jardine Cycle & Carriage Ltd.		6,000	138,917
Keppel Corp. Ltd.		69,100	347,829
Oversea-Chinese Banking Corp. Ltd.		148,138	952,209
Sembcorp Industries Ltd.		45,100	114,922
Sembcorp Marine Ltd.		40,500	67,393
Singapore Airlines Ltd.		26,300	202,332
Singapore Exchange Ltd.		38,200	200,985
Singapore Press Holdings Ltd.		78,100	222,116
Singapore Technologies Engineering Ltd.		77,800	183,373
Singapore Telecommunications Ltd.		386,200	1,097,292
StarHub Ltd.		28,600	73,368
Suntec (REIT)		119,100	139,894
United Overseas Bank Ltd.		62,647	909,684
UOL Group Ltd.		22,526	105,123
Wilmar International Ltd.		94,100	209,690
Yangzijiang Shipbuilding Holdings Ltd.		91,000	81,003

TOTAL SINGAPORE			7,525,358

South Africa - 1.5%
African Bank Investments Ltd. (b)		42,096	0
African Rainbow Minerals Ltd.		5,796	22,147
Anglo American Platinum Ltd. (b)		2,472	43,354
AngloGold Ashanti Ltd. (b)		19,841	167,417
Aspen Pharmacare Holdings Ltd.		16,780	376,862
Barclays Africa Group Ltd.		16,199	207,887
Barloworld Ltd.		9,655	54,544
Bidvest Group Ltd.		15,272	390,656
Capitec Bank Holdings Ltd.		1,600	69,196
Coronation Fund Managers Ltd.		11,506	60,694
Discovery Ltd.		17,531	187,484
Exxaro Resources Ltd.		6,109	25,369
FirstRand Ltd.		164,472	603,623
Foschini Ltd.		9,774	99,845
Gold Fields Ltd.		36,525	95,257
Growthpoint Properties Ltd.		114,167	209,294
Hyprop Investments Ltd.		12,086	109,603
Impala Platinum Holdings Ltd. (b)		25,578	69,901
Imperial Holdings Ltd.		8,727	113,674
Investec Ltd.		11,522	95,438
Kumba Iron Ore Ltd.		2,927	12,673
Liberty Holdings Ltd.		4,929	48,275
Life Healthcare Group Holdings Ltd.		47,848	133,459
Massmart Holdings Ltd.		5,466	45,378
Mediclinic International Ltd.		23,455	206,060
MMI Holdings Ltd.		53,883	97,728
Mondi Ltd.		5,940	138,179
Mr Price Group Ltd.		11,792	181,068
MTN Group Ltd.		80,646	918,124
Nampak Ltd.		29,150	47,246
Naspers Ltd. Class N		19,314	2,828,924
Nedbank Group Ltd.		9,783	162,937
Netcare Ltd.		47,280	134,642
Pick 'n Pay Stores Ltd.		12,258	59,257
Pioneer Foods Ltd.		5,800	83,192
PSG Group Ltd.		4,600	88,723
Rand Merchant Insurance Holdings Ltd.		32,407	100,436
Redefine Properties Ltd.		196,255	163,936
Remgro Ltd.		23,088	462,561
Resilient Property Income Fund Ltd.		13,383	117,980
RMB Holdings Ltd.		34,487	168,161
Sanlam Ltd.		83,521	377,325
Sappi Ltd. (b)		24,961	98,571
Sasol Ltd.		26,907	862,146
Shoprite Holdings Ltd.		22,334	232,394
Spar Group Ltd.		8,057	115,764
Standard Bank Group Ltd.		59,115	614,815
Steinhoff International Holdings Ltd.		111,820	684,462
Telkom SA Ltd.		12,188	64,027
Tiger Brands Ltd.		7,976	182,493
Truworths International Ltd.		20,686	140,134
Tsogo Sun Holdings Ltd.		20,000	35,841
Vodacom Group Ltd.		18,170	196,668
Woolworths Holdings Ltd.		47,201	349,667

TOTAL SOUTH AFRICA			13,155,491

Spain - 2.5%
Abertis Infraestructuras SA		22,832	379,370
ACS Actividades de Construccion y Servicios SA		9,217	313,642
Aena SA		3,276	365,649
Amadeus IT Holding SA Class A		21,695	924,694
Banco Bilbao Vizcaya Argentaria SA		308,799	2,656,787
Banco de Sabadell SA (a)		238,697	461,708
Banco Popular Espanol SA		83,348	317,671
Banco Santander SA:
rights 11/3/15		693,923	38,154
(Spain)		693,923	3,876,391
Bankia SA		223,896	288,555
Bankinter SA		32,790	237,871
CaixaBank SA		126,807	485,691
Distribuidora Internacional de Alimentacion SA		29,652	188,728
Enagas SA		10,450	316,644
Endesa SA		15,346	341,723
Ferrovial SA		21,527	543,513
Gas Natural SDG SA		16,940	367,159
Grifols SA		7,219	334,841
Iberdrola SA		261,969	1,871,618
Inditex SA		52,704	1,976,588
International Consolidated Airlines Group SA		37,926	339,898
International Consolidated Airlines Group SA CDI		3,400	30,531
MAPFRE SA (Reg.)		50,736	150,917
Red Electrica Corporacion SA		5,240	462,126
Repsol YPF SA		51,424	647,345
Telefonica SA		215,362	2,841,346
Zardoya Otis SA		9,377	115,488

TOTAL SPAIN			20,874,648

Sweden - 2.0%
Alfa Laval AB		14,431	253,873
ASSA ABLOY AB (B Shares)		48,572	966,247
Atlas Copco AB:
(A Shares)		32,299	843,054
(B Shares)		19,196	465,096
Boliden AB		13,286	254,413
Electrolux AB (B Shares)		11,532	340,147
Getinge AB (B Shares)		9,582	239,899
H&M Hennes & Mauritz AB (B Shares)		46,008	1,789,474
Hakon Invest AB		3,885	138,329
Hexagon AB (B Shares)		12,615	438,241
Husqvarna AB (B Shares)		20,818	137,308
Industrivarden AB (C Shares)		7,822	142,367
Investment AB Kinnevik (B Shares)		11,233	358,939
Investor AB (B Shares)		22,131	822,185
Lundin Petroleum AB (b)		10,163	146,910
Nordea Bank AB		147,229	1,628,496
Sandvik AB		51,669	483,213
Securitas AB (B Shares)		15,285	199,660
Skandinaviska Enskilda Banken AB (A Shares)		73,713	775,649
Skanska AB (B Shares)		18,311	356,852
SKF AB (B Shares)		19,262	339,087
Svenska Cellulosa AB (SCA) (B Shares)		28,561	841,235
Svenska Handelsbanken AB (A Shares)		72,640	986,559
Swedbank AB (A Shares)		43,893	1,007,476
Swedish Match Co. AB		9,805	308,373
Tele2 AB (B Shares)		14,959	149,703
Telefonaktiebolaget LM Ericsson (B Shares)		147,471	1,435,263
TeliaSonera AB		126,032	643,963
Volvo AB (B Shares)		74,560	774,526

TOTAL SWEDEN			17,266,537

Switzerland - 6.7%
ABB Ltd. (Reg.)		106,623	2,011,517
Actelion Ltd.		4,980	692,247
Adecco SA (Reg.)		8,232	612,955
Aryzta AG		4,225	190,637
Baloise Holdings AG		2,426	291,331
Barry Callebaut AG		107	128,493
Coca-Cola HBC AG		9,578	228,864
Compagnie Financiere Richemont SA Series A		25,286	2,168,213
Credit Suisse Group AG		75,465	1,882,190
Dufry AG (b)		1,981	231,880
Ems-Chemie Holding AG		388	164,275
Geberit AG (Reg.)		1,832	591,793
Givaudan SA		447	800,435
Julius Baer Group Ltd.		10,878	539,359
Kuehne & Nagel International AG		2,636	365,618
Lafargeholcim Ltd. (Reg.)		21,072	1,188,491
Lindt & Spruengli AG		5	370,909
Lindt & Spruengli AG (participation certificate)		47	286,959
Lonza Group AG		2,559	375,909
Nestle SA		156,343	11,940,552
Novartis AG		110,331	9,994,746
Pargesa Holding SA		1,461	92,823
Partners Group Holding AG		811	293,731
Roche Holding AG (participation certificate)		34,070	9,249,966
Schindler Holding AG:
(participation certificate)		2,203	357,936
(Reg.)		952	154,870
SGS SA (Reg.)		259	493,658
Sika AG (Bearer)		104	341,318
Sonova Holding AG Class B		2,628	358,926
Sulzer AG (Reg.)		1,184	119,664
Swatch Group AG (Bearer)		1,485	581,260
Swatch Group AG (Bearer) (Reg.)		2,454	177,511
Swiss Life Holding AG		1,565	373,814
Swiss Prime Site AG		3,173	242,682
Swiss Re Ltd.		17,049	1,585,111
Swisscom AG		1,255	647,529
Syngenta AG (Switzerland)		4,505	1,513,547
Transocean Ltd. (Switzerland) (a)		17,411	265,978
UBS Group AG		176,992	3,541,810
Zurich Insurance Group AG		7,293	1,924,624

TOTAL SWITZERLAND			57,374,131

Taiwan - 2.4%
Acer, Inc. (b)		141,288	60,058
Advanced Semiconductor Engineering, Inc.		305,916	353,150
Advantech Co. Ltd.		14,994	107,842
Asia Cement Corp.		118,466	123,155
Asia Pacific Telecom Co. Ltd. (b)		104,000	33,476
ASUSTeK Computer, Inc.		34,000	304,759
AU Optronics Corp.		402,000	118,245
Catcher Technology Co. Ltd.		32,000	315,417
Cathay Financial Holding Co. Ltd.		396,285	566,383
Chang Hwa Commercial Bank		237,543	123,656
Cheng Shin Rubber Industry Co. Ltd.		78,899	143,143
Chicony Electronics Co. Ltd.		21,326	50,975
China Airlines Ltd. (b)		122,490	43,955
China Development Finance Holding Corp.		668,800	180,256
China Life Insurance Co. Ltd.		149,018	123,474
China Motor Co. Ltd.		21,000	14,878
China Steel Corp.		570,426	345,260
Chinatrust Financial Holding Co. Ltd.		746,055	410,198
Chunghwa Telecom Co. Ltd.		184,000	563,724
Compal Electronics, Inc.		205,000	128,184
CTCI Corp.		29,000	37,875
Delta Electronics, Inc.		88,000	449,962
E.SUN Financial Holdings Co. Ltd.		347,331	209,158
ECLAT Textile Co. Ltd.		9,240	136,330
EPISTAR Corp.		56,000	50,713
EVA Airways Corp. (b)		87,652	51,568
Evergreen Marine Corp. (Taiwan)		72,720	32,479
Far Eastern Textile Ltd.		151,664	138,280
Far EasTone Telecommunications Co. Ltd.		78,000	169,142
Feng Tay Enterprise Co. Ltd.		15,390	88,410
First Financial Holding Co. Ltd.		432,792	209,964
Formosa Chemicals & Fibre Corp.		156,590	359,339
Formosa Petrochemical Corp.		54,000	131,569
Formosa Plastics Corp.		200,480	466,233
Formosa Taffeta Co. Ltd.		34,000	33,722
Foxconn Technology Co. Ltd.		41,827	110,027
Fubon Financial Holding Co. Ltd.		322,398	523,344
Giant Manufacturing Co. Ltd.		14,000	105,868
Hermes Microvision, Inc.		2,000	77,314
Highwealth Construction Corp.		38,480	56,893
HIWIN Technologies Corp.		10,633	59,445
Hon Hai Precision Industry Co. Ltd. (Foxconn)		678,080	1,808,770
Hotai Motor Co. Ltd.		12,000	141,013
HTC Corp.		34,000	82,212
Hua Nan Financial Holdings Co. Ltd.		313,615	151,180
Innolux Corp.		406,427	137,082
Inotera Memories, Inc. (b)		107,000	82,726
Inventec Corp.		117,280	67,554
Kinsus Interconnect Technology Corp.		14,000	28,850
Largan Precision Co. Ltd.		5,000	390,420
Lite-On Technology Corp.		99,062	103,136
MediaTek, Inc.		71,970	564,188
Mega Financial Holding Co. Ltd.		475,632	347,219
Merida Industry Co. Ltd.		9,300	54,571
Nan Ya Plastics Corp.		228,780	455,939
Novatek Microelectronics Corp.		27,000	92,315
Pegatron Corp.		93,000	228,597
Phison Electronics Corp.		7,000	50,778
Pou Chen Corp.		112,000	158,694
Powertech Technology, Inc.		32,000	70,969
President Chain Store Corp.		28,000	186,293
Quanta Computer, Inc.		131,000	223,949
Radiant Opto-Electronics Corp.		22,241	69,193
Realtek Semiconductor Corp.		20,090	42,142
Ruentex Development Co. Ltd.		33,687	41,039
Ruentex Industries Ltd.		23,015	42,535
Shin Kong Financial Holding Co. Ltd.		380,331	91,261
Siliconware Precision Industries Co. Ltd.		144,000	190,250
Simplo Technology Co. Ltd.		14,200	50,519
Sinopac Holdings Co.		460,484	152,478
Standard Foods Corp.		14,238	34,471
Synnex Technology International Corp.		58,000	61,368
Taishin Financial Holdings Co. Ltd.		386,541	151,806
Taiwan Business Bank		180,771	46,494
Taiwan Cement Corp.		161,000	179,523
Taiwan Cooperative Financial Holding Co. Ltd.		347,287	155,645
Taiwan Fertilizer Co. Ltd.		40,000	51,194
Taiwan Glass Industry Corp. (b)		44,225	17,505
Taiwan Mobile Co. Ltd.		81,600	257,631
Taiwan Semiconductor Manufacturing Co. Ltd.		1,194,000	5,030,888
TECO Electric & Machinery Co. Ltd.		85,000	74,357
Transcend Information, Inc.		10,000	27,938
U-Ming Marine Transport Corp.		23,000	27,276
Unified-President Enterprises Corp.		230,080	389,786
United Microelectronics Corp.		585,000	213,349
Vanguard International Semiconductor Corp.		36,000	46,518
Wan Hai Lines Ltd.		25,000	16,595
Wistron Corp.		116,522	58,862
WPG Holding Co. Ltd.		74,000	77,499
Yang Ming Marine Transport Corp. (b)		61,000	18,583
Yuanta Financial Holding Co. Ltd.		437,372	172,443
Yulon Motor Co. Ltd.		45,000	47,821

TOTAL TAIWAN			20,871,247

Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)		50,100	327,912
Airports of Thailand PCL (For. Reg.)		20,300	169,689
Bangkok Bank PCL		18,400	86,477
Bangkok Bank PCL (For. Reg.)		21,000	98,697
Bangkok Dusit Medical Services PCL (For. Reg.)		190,800	101,736
Banpu PCL (For. Reg.)		46,300	28,230
BEC World PCL (For. Reg.)		47,900	42,377
BTS Group Holdings PCL		271,600	73,671
Bumrungrad Hospital PCL (For. Reg.)		16,600	100,702
C.P. ALL PCL (For. Reg.)		210,500	296,103
Central Pattana PCL (For. Reg.)		63,300	81,807
Charoen Pokphand Foods PCL (For. Reg.)		143,400	83,322
Delta Electronics PCL (For. Reg.)		24,100	57,266
Energy Absolute PCL		46,200	30,077
Glow Energy PCL (For. Reg.)		24,900	59,860
Home Product Center PCL (For. Reg.)		197,067	38,717
Indorama Ventures PCL (For. Reg.)		73,900	47,926
IRPC PCL (For. Reg.)		484,700	55,494
Kasikornbank PCL		17,200	83,201
Kasikornbank PCL (For. Reg.)		70,900	342,963
Krung Thai Bank PCL (For. Reg.)		160,455	77,009
Minor International PCL (For. Reg.)		83,970	71,942
PTT Exploration and Production PCL (For. Reg.)		64,444	132,585
PTT Global Chemical PCL (For. Reg.)		81,939	128,371
PTT PCL (For. Reg.)		47,600	367,633
Siam Cement PCL (For. Reg.)		19,500	247,888
Siam Commercial Bank PCL (For. Reg.)		75,300	282,106
Thai Oil PCL (For. Reg.)		38,800	59,097
Thai Union Frozen Products PCL (For. Reg.)		91,200	45,310
TMB PCL (For. Reg.)		576,200	43,006
True Corp. PCL (For. Reg.) (b)		415,032	117,540

TOTAL THAILAND			3,778,714

Turkey - 0.3%
Akbank T.A.S.		105,670	271,478
Anadolu Efes Biracilik Ve Malt Sanayii A/S		10,060	79,365
Arcelik A/S		11,647	63,520
Bim Birlesik Magazalar A/S JSC		10,291	209,322
Coca-Cola Icecek Sanayi A/S		3,209	40,671
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		96,472	93,646
Enka Insaat ve Sanayi A/S		23,681	41,995
Eregli Demir ve Celik Fabrikalari T.A.S.		66,789	94,843
Ford Otomotiv Sanayi A/S		3,001	35,307
Haci Omer Sabanci Holding A/S		43,996	139,742
Koc Holding A/S		32,376	146,222
Petkim Petrokimya Holding A/S (b)		17,000	25,074
TAV Havalimanlari Holding A/S		8,204	64,441
Tofas Turk Otomobil Fabrikasi A/S		7,004	46,246
Tupras Turkiye Petrol Rafinelleri A/S (b)		6,133	161,982
Turk Hava Yollari AO (b)		26,783	79,098
Turk Sise ve Cam Fabrikalari A/S		31,474	36,058
Turk Telekomunikasyon A/S		25,096	54,145
Turkcell Iletisim Hizmet A/S		41,287	164,072
Turkiye Garanti Bankasi A/S		111,386	288,426
Turkiye Halk Bankasi A/S		31,513	118,360
Turkiye Is Bankasi A/S Series C		74,240	126,815
Turkiye Vakiflar Bankasi TAO		35,761	51,028
Ulker Biskuvi Sanayi A/S		7,820	52,841
Yapi ve Kredi Bankasi A/S		38,368	46,720

TOTAL TURKEY			2,531,417

United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC (b)		93,657	191,241
Aldar Properties PJSC (b)		159,493	99,005
Arabtec Holding Co. (b)		105,269	46,716
DP World Ltd.		8,079	163,277
Dubai Financial Market PJSC (b)		92,909	36,172
Dubai Islamic Bank Pakistan Ltd. (b)		47,720	84,059
Emaar Malls Group PJSC (b)		90,000	76,695
Emaar Properties PJSC		169,587	297,805
First Gulf Bank PJSC		44,062	148,153
National Bank of Abu Dhabi PJSC (b)		34,049	80,650

TOTAL UNITED ARAB EMIRATES			1,223,773

United Kingdom - 13.6%
3i Group PLC		46,488	359,046
Aberdeen Asset Management PLC		44,385	237,226
Admiral Group PLC		10,040	249,655
Aggreko PLC		12,521	176,713
Amec Foster Wheeler PLC		18,454	202,270
Anglo American PLC (United Kingdom)		67,873	569,436
Antofagasta PLC		19,178	155,659
ARM Holdings PLC		68,220	1,074,372
Ashtead Group PLC		24,391	376,012
Associated British Foods PLC		17,249	918,721
AstraZeneca PLC (United Kingdom)		61,262	3,904,385
Aviva PLC		196,088	1,465,479
Babcock International Group PLC		13,981	207,772
BAE Systems PLC		153,108	1,035,698
Barclays PLC		811,648	2,891,725
Barratt Developments PLC		48,119	454,354
BG Group PLC		165,524	2,615,037
BHP Billiton PLC		102,260	1,634,528
BP PLC		854,227	5,076,666
BP PLC sponsored ADR		5,120	182,784
British American Tobacco PLC (United Kingdom)		90,363	5,368,431
British Land Co. PLC		46,655	626,093
BT Group PLC		405,359	2,894,879
Bunzl PLC		16,174	463,520
Burberry Group PLC		21,682	443,884
Capita Group PLC		32,235	633,592
Carnival PLC		8,861	493,165
Carphone Warehouse Group PLC		47,778	339,769
Centrica PLC		243,741	848,115
Cobham PLC		54,911	234,906
Compass Group PLC		80,444	1,382,905
Croda International PLC		6,423	286,951
Diageo PLC		121,876	3,513,681
Direct Line Insurance Group PLC		66,441	403,966
easyJet PLC		7,763	209,430
Fresnillo PLC		10,758	121,067
G4S PLC (United Kingdom)		74,533	278,862
GKN PLC		80,708	357,333
GlaxoSmithKline PLC		235,949	5,088,412
Hammerson PLC		37,998	372,847
Hargreaves Lansdown PLC		12,422	276,522
HSBC Holdings PLC (United Kingdom)		945,953	7,390,702
ICAP PLC		27,184	184,390
IMI PLC		13,226	194,309
Imperial Tobacco Group PLC		46,365	2,500,955
Inmarsat PLC		21,651	328,765
InterContinental Hotel Group PLC		11,306	451,782
Intertek Group PLC		7,745	313,417
Intu Properties PLC		45,320	241,804
Investec PLC		26,115	218,203
ITV PLC		185,514	721,835
J Sainsbury PLC		65,718	269,892
Johnson Matthey PLC		9,779	389,697
Kingfisher PLC		113,247	615,585
Land Securities Group PLC		38,319	790,982
Legal & General Group PLC		287,917	1,161,119
Lloyds Banking Group PLC		2,767,911	3,141,613
London Stock Exchange Group PLC		15,156	594,626
Marks & Spencer Group PLC		79,637	628,836
Meggitt PLC		38,506	209,900
Melrose PLC		47,498	194,919
Merlin Entertainments PLC		35,287	225,645
Mondi PLC		17,851	413,887
National Grid PLC		181,232	2,581,629
Next PLC		6,995	862,679
Old Mutual PLC		239,443	783,653
Pearson PLC		39,675	526,718
Persimmon PLC		14,662	450,703
Prudential PLC		124,583	2,909,822
Reckitt Benckiser Group PLC		31,152	3,040,140
RELX PLC		54,290	972,518
Rexam PLC		34,319	285,693
Rio Tinto PLC		61,238	2,231,836
Rolls-Royce Group PLC		89,105	942,242
Royal Bank of Scotland Group PLC (b)		156,774	766,099
Royal Dutch Shell PLC:
Class A (Netherlands)		17,807	466,462
Class A (United Kingdom)		170,309	4,446,321
Class A sponsored ADR		2,642	138,599
Class B (United Kingdom)		115,281	3,018,621
Royal Mail PLC		39,332	270,004
RSA Insurance Group PLC		49,782	322,185
SABMiller PLC		47,015	2,895,509
Sage Group PLC		52,309	439,486
Schroders PLC		5,977	274,858
Scottish & Southern Energy PLC		48,130	1,119,726
Segro PLC		36,499	253,088
Severn Trent PLC		11,531	398,720
SKY PLC		50,119	846,807
Smith & Nephew PLC		43,351	740,243
Smiths Group PLC		18,781	278,526
Sports Direct International PLC (b)		13,497	145,025
St. James's Place Capital PLC		25,000	371,718
Standard Chartered PLC (United Kingdom)		123,383	1,372,155
Standard Life PLC		95,331	618,564
Tate & Lyle PLC		22,622	208,373
Taylor Wimpey PLC		157,562	480,937
Tesco PLC		393,917	1,110,964
The Weir Group PLC		10,450	171,891
Travis Perkins PLC		12,035	355,478
Tullow Oil PLC		44,330	138,660
Unilever PLC		62,241	2,775,854
United Utilities Group PLC		33,166	505,407
Vodafone Group PLC		1,259,253	4,144,122
Vodafone Group PLC sponsored ADR		2,563	84,502
Whitbread PLC		8,822	675,376
William Hill PLC		43,707	213,258
WM Morrison Supermarkets PLC		108,702	282,364

TOTAL UNITED KINGDOM			115,526,266

United States of America - 0.0%
Southern Copper Corp.		7,627	211,726
TOTAL COMMON STOCKS
(Cost $864,524,823)			821,791,080

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.4%
AES Tiete SA (PN) (non-vtg.)		3,600	12,901
Banco Bradesco SA (PN)		122,708	668,180
Banco do Estado Rio Grande do Sul SA		8,100	12,581
Braskem SA (PN-A)		6,900	38,968
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		9,900	24,207
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		7,600	99,992
Companhia Energetica de Minas Gerais (CEMIG) (PN)		35,687	66,256
Companhia Energetica de Sao Paulo Series B		9,600	40,326
Companhia Paranaense de Energia-Copel (PN-B)		5,000	42,136
Gerdau SA (PN)		38,600	54,349
Itau Unibanco Holding SA		146,938	1,008,531
Itausa-Investimentos Itau SA (PN)		171,672	320,504
Lojas Americanas SA (PN)		24,497	106,143
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (b)		190,300	380,447
Suzano Papel e Celulose SA		17,800	76,387
Telefonica Brasil SA		18,400	190,606
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)		15,100	10,885
Vale SA (PN-A)		91,700	333,602

TOTAL BRAZIL			3,487,001

Chile - 0.0%
Embotelladora Andina SA Class B		12,898	47,299
Sociedad Quimica y Minera de Chile SA (PN-B)		4,636	89,247

TOTAL CHILE			136,546

Colombia - 0.1%
Banco Davivienda SA		5,567	45,774
Bancolombia SA (PN)		20,727	179,725
Grupo Aval Acciones y Valores SA		161,291	64,583
Grupo de Inversiones Suramerica SA		3,962	49,727

TOTAL COLOMBIA			339,809

France - 0.0%
Air Liquide SA (b)		826	107,090
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		2,548	206,248
FUCHS PETROLUB AG		3,291	157,840
Henkel AG & Co. KGaA		8,292	899,976
Porsche Automobil Holding SE (Germany)		7,434	347,494
Volkswagen AG		7,946	953,799

TOTAL GERMANY			2,565,357

Ireland - 0.0%
Ryanair Holdings PLC		827	268
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		298,411	335,695
Korea (South) - 0.2%
AMOREPACIFIC Corp.		400	67,789
Hyundai Motor Co.		1,380	132,951
Hyundai Motor Co. Series 2		1,709	170,635
LG Chemical Ltd.		514	97,013
Samsung Electronics Co. Ltd.		1,004	1,050,807

TOTAL KOREA (SOUTH)			1,519,195

Russia - 0.0%
AK Transneft OAO (b)		73	170,157
Surgutneftegas OJSC (b)		111,433	75,960

TOTAL RUSSIA			246,117

United Kingdom - 0.0%
Rolls-Royce Group PLC		8,260,033	12,734
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $14,670,336)			8,749,812
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	13,578

Government Obligations - 0.5%
United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 2/4/16 to 3/3/16 (Cost $3,998,320)(e)		4,000,000	3,998,780
		Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 0.18% (f)		13,228,462	13,228,462
Fidelity Securities Lending Cash Central Fund, 0.19% (f)(g)		3,244,033	3,244,033
TOTAL MONEY MARKET FUNDS
(Cost $16,472,495)			16,472,495
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $899,679,933)			851,025,745
NET OTHER ASSETS (LIABILITIES) - 0.2%			1,306,952
NET ASSETS - 100%			$852,332,697

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
181 ICE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2015	15,901,755	$754,299
106 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Dec. 2015	4,471,610	271,071
11 TME S&P/TSX 60 Index Contracts (Canada)	Dec. 2015	1,333,191	17,909
TOTAL FUTURES CONTRACTS			$1,043,279

The face value of futures purchased as a percentage of Net Assets is 2.5%

Currency Abbreviations

INR – Indian rupee

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,249 or 0.0% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $990,662.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,856
Fidelity Securities Lending Cash Central Fund	146,542
Total	$179,398

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$100,319,591	$45,926,591	$54,393,000	$--
Consumer Staples	89,547,806	37,909,258	51,638,548	--
Energy	53,920,459	19,669,753	34,250,706	--
Financials	225,185,931	93,195,250	131,990,221	460
Health Care	76,969,414	14,480,109	62,403,095	86,210
Industrials	93,302,500	38,865,788	54,092,682	344,030
Information Technology	62,454,679	22,140,747	40,152,652	161,280
Materials	56,019,934	27,633,327	28,386,607	--
Telecommunication Services	43,464,575	8,575,572	34,889,003	--
Utilities	29,356,003	12,608,559	16,747,444	--
Corporate Bonds	13,578	--	13,578	--
Government Obligations	3,998,780	--	3,998,780	--
Money Market Funds	16,472,495	16,472,495	--	--
Total Investments in Securities:	$851,025,745	$337,477,449	$512,956,316	$591,980
Derivative Instruments:
Assets
Futures Contracts	$1,043,279	$1,043,279	$--	$--
Total Assets	$1,043,279	$1,043,279	$--	$--
Total Derivative Instruments:	$1,043,279	$1,043,279	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$40,284,612
Level 2 to Level 1	$23,275,891

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,043,279	$0
Total Equity Risk	1,043,279	0
Total Value of Derivatives	$1,043,279	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Spartan® Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015
Assets
Investment in securities, at value (including securities loaned of $3,063,174) — See accompanying schedule: Unaffiliated issuers (cost $883,207,438)	$834,553,250
Fidelity Central Funds (cost $16,472,495)	16,472,495
Total Investments (cost $899,679,933)		$851,025,745
Cash		3,443
Foreign currency held at value (cost $1,082,702)		1,062,962
Receivable for investments sold		210,011
Receivable for fund shares sold		2,204,116
Dividends receivable		2,043,030
Interest receivable		55
Distributions receivable from Fidelity Central Funds		10,222
Receivable from investment adviser for expense reductions		87,767
Other receivables		83
Total assets		856,647,434
Liabilities
Payable for fund shares redeemed	$711,618
Accrued management fee	140,996
Payable for daily variation margin for derivative instruments	48,533
Other affiliated payables	43,826
Other payables and accrued expenses	125,731
Collateral on securities loaned, at value	3,244,033
Total liabilities		4,314,737
Net Assets		$852,332,697
Net Assets consist of:
Paid in capital		$889,251,471
Undistributed net investment income		17,218,271
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,334,302)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(47,802,743)
Net Assets		$852,332,697
Investor Class:
Net Asset Value, offering price and redemption price per share ($18,131,812 ÷ 1,602,348 shares)		$11.32
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($563,796,004 ÷ 49,798,556 shares)		$11.32
Institutional Class:
Net Asset Value, offering price and redemption price per share ($182,432,465 ÷ 16,107,548 shares)		$11.33
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($87,972,416 ÷ 7,763,826 shares)		$11.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2015
Investment Income
Dividends		$25,632,970
Interest		2,263
Income from Fidelity Central Funds		179,398
Income before foreign taxes withheld		25,814,631
Less foreign taxes withheld		(2,142,341)
Total income		23,672,290
Expenses
Management fee	$1,641,790
Transfer agent fees	518,451
Independent trustees' compensation	3,345
Miscellaneous	1,154
Total expenses before reductions	2,164,740
Expense reductions	(881,515)	1,283,225
Net investment income (loss)		22,389,065
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,113,368)
Foreign currency transactions	(310,326)
Futures contracts	(1,535,538)
Total net realized gain (loss)		(4,959,232)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $30,219)	(67,400,176)
Assets and liabilities in foreign currencies	(5,991)
Futures contracts	1,320,573
Total change in net unrealized appreciation (depreciation)		(66,085,594)
Net gain (loss)		(71,044,826)
Net increase (decrease) in net assets resulting from operations		$(48,655,761)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2015	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,389,065	$17,719,281
Net realized gain (loss)	(4,959,232)	144,229
Change in net unrealized appreciation (depreciation)	(66,085,594)	(22,555,021)
Net increase (decrease) in net assets resulting from operations	(48,655,761)	(4,691,511)
Distributions to shareholders from net investment income	(17,402,635)	(6,862,481)
Distributions to shareholders from net realized gain	(622,793)	(932,749)
Total distributions	(18,025,428)	(7,795,230)
Share transactions - net increase (decrease)	189,357,812	320,876,989
Redemption fees	107,182	94,494
Total increase (decrease) in net assets	122,783,805	308,484,742
Net Assets
Beginning of period	729,548,892	421,064,150
End of period (including undistributed net investment income of $17,218,271 and undistributed net investment income of $15,287,239, respectively)	$852,332,697	$729,548,892

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Global ex U.S. Index Fund Investor Class

Years ended October 31,	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$12.28	$12.44	$10.54	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.31	.37C	.29	.29	.03
Net realized and unrealized gain (loss)	(.98)	(.32)	1.76	.18	.06
Total from investment operations	(.67)	.05	2.05	.47	.09
Distributions from net investment income	(.28)	(.18)	(.15)	–	–
Distributions from net realized gain	(.01)	(.03)	(.01)	(.03)	–
Total distributions	(.29)	(.21)	(.16)	(.03)	–
Redemption fees added to paid in capitalB	–D	–D	.01	.01	–D
Net asset value, end of period	$11.32	$12.28	$12.44	$10.54	$10.09
Total ReturnE,F	(5.49)%	.46%	19.79%	4.81%	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.34%	.34%	.34%	.34%	.34%I
Expenses net of fee waivers, if any	.22%	.22%	.23%	.24%	.24%I
Expenses net of all reductions	.22%	.22%	.23%	.24%	.24%I
Net investment income (loss)	2.66%	3.00%C	2.59%	2.88%	1.79%I
Supplemental Data
Net assets, end of period (000 omitted)	$18,132	$15,309	$10,037	$25,552	$1,790
Portfolio turnover rateJ	1%	1%	6%	7%	1%K

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Global ex U.S. Index Fund Fidelity Advantage Class

Years ended October 31,	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$12.44	$10.54	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.32	.38C	.30	.30	.03
Net realized and unrealized gain (loss)	(1.00)	(.31)	1.76	.17	.06
Total from investment operations	(.68)	.07	2.06	.47	.09
Distributions from net investment income	(.28)	(.19)	(.16)	–	–
Distributions from net realized gain	(.01)	(.03)	(.01)	(.03)	–
Total distributions	(.29)	(.22)	(.17)	(.03)	–
Redemption fees added to paid in capitalB	–D	–D	.01	.01	–D
Net asset value, end of period	$11.32	$12.29	$12.44	$10.54	$10.09
Total ReturnE,F	(5.53)%	.59%	19.88%	4.81%	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.28%	.28%	.28%	.28%	.28%I
Expenses net of fee waivers, if any	.17%	.18%	.18%	.18%	.18%I
Expenses net of all reductions	.17%	.18%	.18%	.18%	.18%I
Net investment income (loss)	2.71%	3.04%C	2.64%	2.94%	1.86%I
Supplemental Data
Net assets, end of period (000 omitted)	$563,796	$485,998	$281,895	$67,539	$17,715
Portfolio turnover rateJ	1%	1%	6%	7%	1%K

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.67%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Global ex U.S. Index Fund Institutional Class

Years ended October 31,	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$12.45	$10.55	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.33	.39C	.31	.30	.03
Net realized and unrealized gain (loss)	(.99)	(.33)	1.76	.18	.06
Total from investment operations	(.66)	.06	2.07	.48	.09
Distributions from net investment income	(.29)	(.20)	(.17)	–	–
Distributions from net realized gain	(.01)	(.03)	(.01)	(.03)	–
Total distributions	(.30)	(.22)D	(.18)	(.03)	–
Redemption fees added to paid in capitalB	–E	–E	.01	.01	–E
Net asset value, end of period	$11.33	$12.29	$12.45	$10.55	$10.09
Total ReturnF,G	(5.40)%	.56%	19.94%	4.91%	.90%
Ratios to Average Net AssetsH,I
Expenses before reductions	.23%	.23%	.23%	.23%	.23%J
Expenses net of fee waivers, if any	.13%	.13%	.13%	.13%	.13%J
Expenses net of all reductions	.13%	.13%	.13%	.13%	.13%J
Net investment income (loss)	2.75%	3.09%C	2.69%	2.99%	1.91%J
Supplemental Data
Net assets, end of period (000 omitted)	$182,432	$153,983	$66,248	$21,199	$7,567
Portfolio turnover rateK	1%	1%	6%	7%	1%L

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.72%.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.026 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Global ex U.S. Index Fund Fidelity Advantage Institutional Class

Years ended October 31,	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$12.30	$12.45	$10.56	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.33	.39C	.32	.30	.03
Net realized and unrealized gain (loss)	(1.00)	(.31)	1.74	.19	.06
Total from investment operations	(.67)	.08	2.06	.49	.09
Distributions from net investment income	(.29)	(.20)	(.17)	–	–
Distributions from net realized gain	(.01)	(.03)	(.01)	(.03)	–
Total distributions	(.30)	(.23)	(.18)	(.03)	–
Redemption fees added to paid in capitalB	–D	–D	.01	.01	–D
Net asset value, end of period	$11.33	$12.30	$12.45	$10.56	$10.09
Total ReturnE,F	(5.45)%	.67%	19.87%	5.01%	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.20%	.20%	.19%	.20%	.20%I
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%I
Net investment income (loss)	2.78%	3.12%C	2.72%	3.03%	1.94%I
Supplemental Data
Net assets, end of period (000 omitted)	$87,972	$74,259	$62,884	$117	$7,568
Portfolio turnover rateJ	1%	1%	6%	7%	1%K

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.75%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2015

1. Organization.

Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2015, including information on transfers between Levels 1 and 2 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales..

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Spartan Emerging Markets Index Fund	$591,237,116	$40,668,219	$(115,143,960)	$(74,475,741)
Spartan Global ex U.S. Index Fund	901,176,651	79,086,009	(129,236,915)	(50,150,906)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Emerging Markets Index Fund	$10,293,288	$(14,393,012)	$(74,506,651)
Spartan Global ex U.S. Index Fund	17,216,140	(3,792,175)	(50,217,016)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Spartan Emerging Markets Index Fund	$(9,147,945)	$(5,245,067)	$(14,393,012)	$(14,393,012)
Spartan Global ex U.S. Index Fund	(1,077,940)	(2,714,235)	(3,792,175)	(3,792,175)

The tax character of distributions paid was as follows:

October 31, 2015
Ordinary Income
Spartan Emerging Markets Index Fund	$6,840,222
Spartan Global ex U.S. Index Fund	18,025,428

October 31, 2014
	Ordinary Income	Long-term Capital Gains	Total
Spartan Emerging Markets Index Fund	$4,624,751	$–	$4,624,751
Spartan Global ex U.S. Index Fund	7,436,480	358,750	7,795,230

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to 1.50% and 1.00% of the NAV of shares redeemed from Spartan Emerging Markets Index and Spartan Global ex U.S. Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Emerging Markets Index Fund
Equity Risk
Futures Contracts	$(617,655)	$281,124
Totals(a)	$(617,655)	$281,124
Spartan Global ex U.S. Index Fund
Equity Risk
Futures Contracts	$(1,535,538)	$1,320,573
Totals(a)	$(1,535,538)	$1,320,573

 (a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Emerging Markets Index Fund	250,985,821	4,964,074
Spartan Global ex U.S. Index Fund	227,280,907	6,402,952

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .25% and .20% of average net assets for Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Emerging Markets Index Fund	.46%	.35%	.28%	.25%
Spartan Global ex U.S. Index Fund	.34%	.28%	.23%	.20%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class, and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract for Spartan Emerging Markets Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .21%, .10% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

Under the expense contract, for Spartan Global ex U.S. Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .14%, .08% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Emerging Markets Index Fund
Investor Class	$45,015
Fidelity Advantage Class	412,518
Institutional Class	9,524
$467,057
Spartan Global ex U.S. Index Fund
Investor Class	$23,693
Fidelity Advantage Class	443,685
Institutional Class	51,073
$518,451

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Emerging Markets Index Fund S	$638
Spartan Global ex U.S. Index Fund	1,154

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Spartan Emerging Markets Index Fund	$153,862
Spartan Global ex U.S. Index Fund	146,542

9. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Emerging Markets Index Fund
Investor Class	.31%	$32,073
Fidelity Advantage Class	.20%	618,318
Institutional Class	.13%	47,772
Fidelity Advantage Institutional Class	.10%	227
Spartan Global ex U.S. Index Fund
Investor Class	.22%	$20,331
Fidelity Advantage Class	.18%/.14%(a)	607,672
Institutional Class	.13%/.12%(a)	174,104
Fidelity Advantage Institutional Class	.10%	79,395

 (a) Expense limitation effective August 1, 2015.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Spartan Emerging Markets Index Fund	$17
Spartan Global ex U.S. Index Fund	13

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2015	2014
Spartan Emerging Markets Index Fund
From net investment income
Investor Class	$296,140	$196,321
Fidelity Advantage Class	6,143,576	4,268,410
Institutional Class	398,502	5,565
Fidelity Advantage Institutional Class	2,004	154,455
Total	$6,840,222	$4,624,751
Spartan Global ex U.S. Index Fund
From net investment income
Investor Class	$339,065	$226,598
Fidelity Advantage Class	11,676,970	4,521,437
Institutional Class	3,619,358	1,107,946
Fidelity Advantage Institutional Class	1,767,242	1,006,500
Total	$17,402,635	$6,862,481
From net realized gain
Investor Class	$12,456	$32,059
Fidelity Advantage Class	419,565	621,801
Institutional Class	129,205	147,471
Fidelity Advantage Institutional Class	61,567	131,418
Total	$622,793	$932,749

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
Years ended October 31,	2015	2014	2015	2014
Spartan Emerging Markets Index Fund
Investor Class
Shares sold	3,467,858	2,118,414	$32,828,614	$20,793,163
Reinvestment of distributions	28,242	18,567	258,412	174,910
Shares redeemed	(2,296,962)	(1,506,553)	(21,593,250)	(14,651,496)
Net increase (decrease)	1,199,138	630,428	$11,493,776	$6,316,577
Fidelity Advantage Class
Shares sold	33,393,241	19,048,224	$313,985,682	$188,162,218
Reinvestment of distributions	623,839	429,331	5,708,125	4,044,463
Shares redeemed	(13,175,749)	(8,594,278)	(119,741,823)	(83,053,370)
Net increase (decrease)	20,841,331	10,883,277	$199,951,984	$109,153,311
Institutional Class
Shares sold	5,662,144	2,439,446	$50,281,128	$23,794,505
Reinvestment of distributions	43,505	590	398,502	5,565
Shares redeemed	(1,939,513)	(366,209)	(18,612,103)	(3,651,261)
Net increase (decrease)	3,766,136	2,073,827	$32,067,527	$20,148,809
Fidelity Advantage Institutional Class
Shares sold	22,264	111,992	$194,646	$1,072,931
Reinvestment of distributions	219	16,379	2,004	154,455
Shares redeemed	(4,586)	(850,397)	(44,151)	(7,894,709)
Net increase (decrease)	17,897	(722,026)	$152,499	$(6,667,323)
Spartan Global ex U.S. Index Fund
Investor Class
Shares sold	1,513,135	1,766,047	$17,845,320	$21,906,686
Reinvestment of distributions	29,716	16,896	338,282	200,243
Shares redeemed	(1,186,759)	(1,343,717)	(14,048,442)	(16,581,244)
Net increase (decrease)	356,092	439,226	$4,135,160	$5,525,685
Fidelity Advantage Class
Shares sold	27,293,753	22,421,200	$324,392,137	$280,562,019
Reinvestment of distributions	1,001,076	409,534	11,395,995	4,853,705
Shares redeemed	(18,044,413)	(5,939,074)	(212,027,863)	(73,832,191)
Net increase (decrease)	10,250,416	16,891,660	$123,760,269	$211,583,533
Institutional Class
Shares sold	9,852,843	9,020,573	$117,116,489	$114,310,631
Reinvestment of distributions	329,286	105,927	3,748,563	1,255,417
Shares redeemed	(6,599,130)	(1,923,850)	(78,713,159)	(23,985,703)
Net increase (decrease)	3,582,999	7,202,650	$42,151,893	$91,580,345
Fidelity Advantage Institutional Class
Shares sold	2,671,375	1,955,903	$30,498,597	$24,287,152
Reinvestment of distributions	160,651	96,013	1,828,809	1,137,918
Shares redeemed	(1,105,376)	(1,063,984)	(13,016,916)	(13,237,644)
Net increase (decrease)	1,726,650	987,932	$19,310,490	$12,187,426

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Spartan® Emerging Markets Index Fund and Spartan® Global ex U.S. Index Fund:

We have audited the accompanying statements of assets and liabilities of Spartan® Emerging Markets Index Fund and Spartan® Global ex U.S. Index Fund (the Funds), each a fund of the Fidelity Salem Street Trust, including the schedules of investments, as of October 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan® Emerging Markets Index Fund and Spartan® Global ex U.S. Index Fund as of October 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 18, 2015

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 234 funds. Ms. Acton and Mr. Engler each oversees 220 funds. Mr. von Kuhn oversees 136 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the month in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Spartan Emerging Markets Index Fund
Investor Class	.31%
Actual		$1,000.00	$813.30	$1.42
Hypothetical-C		$1,000.00	$1,023.64	$1.58
Fidelity Advantage Class	.20%
Actual		$1,000.00	$814.30	$.91
Hypothetical-C		$1,000.00	$1,024.20	$1.02
Institutional Class	.13%
Actual		$1,000.00	$814.50	$.59
Hypothetical-C		$1,000.00	$1,024.55	$.66
Fidelity Advantage Institutional Class	.10%
Actual		$1,000.00	$814.50	$.46
Hypothetical-C		$1,000.00	$1,024.70	$.51
Spartan Global ex U.S. Index Fund
Investor Class	.22%
Actual		$1,000.00	$901.30	$1.05
Hypothetical-C		$1,000.00	$1,024.10	$1.12
Fidelity Advantage Class	.16%
Actual		$1,000.00	$901.30	$.77
Hypothetical-C		$1,000.00	$1,024.40	$.82
Institutional Class	.13%
Actual		$1,000.00	$901.40	$.62
Hypothetical-C		$1,000.00	$1,024.55	$.66
Fidelity Advantage Institutional Class	.10%
Actual		$1,000.00	$901.40	$.48
Hypothetical-C		$1,000.00	$1,024.70	$.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Spartan Emerging Market Index Fund	December 12 2014	December 26, 2014
Investor Class	62%	0%
Fidelity Advantage Class	59%	0%
Spartan Global ex U.S. Index Fund
Investor Class	95%	90%
Fidelity Advantage Class	94%	90%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Spartan Emerging Market Index Fund
Investor Class	12/15/14	$0.1954	$0.0244
Fidelity Advantage Class	12/15/14	$0.2058	$0.0244
	Pay Date	Income	Taxes
Spartan Global ex U.S. Index Fund
Investor Class	12/15/14	$0.3024	$0.0194
	12/29/14	$0.0040	$0.0000
Fidelity Advantage Class	12/15/14	$0.3072	$0.0194
	12/29/14	$0.0040	$0.0000

The funds will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Emerging Markets Index Fund
Spartan Global ex U.S. Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons forthe 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract, such expenses may be paid by FMR pursuant to expense limitation arrangements in effect for each fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee." The Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed the fund's management fee and result in a negative net management fee.

Spartan Emerging Markets Index Fund

Spartan Global ex U.S. Index Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered the total expense ratio of each fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of Spartan Emerging Markets Index Fund ranked below its competitive median for 2014 and the total expense ratio of Investor Class ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that the majority of the funds in the Total Mapped Group, which includes funds with a developed markets focus, are not comparable because they are not emerging markets funds. The Board noted that the total expenses of Investor Class of Spartan Emerging Markets Index Fund are lower than the total Investor Class expenses of the most comparable competitive fund.

The Board considered that current contractual arrangements for Spartan Emerging Markets Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.35%; Fidelity Advantage Institutional Class: 0.25%; Institutional Class: 0.28%; and Investor Class: 0.46%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.20%, 0.10%, 0.13%, and 0.31% through December 31, 2015.

The Board noted that the total expense ratio of each class of Spartan Global ex U.S. Index Fund ranked below its competitive median for 2014.

The Board considered that current contractual arrangements for Spartan Global ex U.S. Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.28%; Fidelity Advantage Institutional Class: 0.20%; Institutional Class: 0.23%; and Investor Class: 0.34%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.14%, 0.10%, 0.12%, and 0.22% through December 31, 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Investor Class of Spartan Emerging Markets Index Fund was above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board consideredthe revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of each fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# ofVotes	% ofVotes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
Denotes trust wide proposal and voting results.

EMX-GUX-ANN-1215
1.929360.104

Spartan® Emerging Markets Index Fund Spartan® Global ex U.S. Index Fund Institutional Class and Fidelity Advantage® Institutional Class Annual Report October 31, 2015

Contents

Spartan® Emerging Markets Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Spartan® Global ex U.S. Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Spartan® Emerging Markets Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2015	Past 1 year	Life of fundA
Institutional Class	(15.49)%	(2.50)%
Fidelity Advantage® Institutional Class	(15.46)%	(2.47)%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan® Emerging Markets Index Fund - Institutional Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the FTSE® Emerging Index performed over the same period.

Period Ending Values
$9,005	Spartan® Emerging Markets Index Fund - Institutional Class
$9,395	FTSE® Emerging Index

Spartan® Emerging Markets Index Fund

Management's Discussion of Fund Performance

Market Recap:  International equities suffered a moderate setback for the 12 months ending October 31, 2015, held back by a collapse in commodities prices that hurt resources-related sectors and geographies. The MSCI ACWI (All Country World Index) ex USA Index returned -4.55% for the period, affected also by concerns about global economic growth. Commodity producers remained under pressure for much of the past year, largely related to economic deceleration in China (-1%), the world’s second-largest economy and a leading consumer of raw materials. This effect was exacerbated by U.S. dollar strength relative to global currencies, which weighed on commodities priced in dollars and acutely impacted equity returns within regions most exposed to resources prices. The emerging-markets group, for example, returned about -15% this period. Canada, a significant energy producer, returned roughly -17%. Net energy consumer Japan (+9%) was the best-performing region by far. Only about a quarter of the nearly 50 index countries managed a gain this period: Ireland (+19%) – the EU’s fastest-growing economy – and Israel (+17%) proved top performers; Greece (-56%) and Brazil (-46%), among the worst. As for sectors, energy (-25%) and materials (-16%) declined sharply, whereas the two consumer sectors each gained about 6%.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund's share classes lagged the -14.93% return of the benchmark, the FTSE® Emerging Index. (The fund’s performance relative to the index can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Amid declining commodity prices, energy and materials stocks were especially poor performers in absolute terms. In the former group, shares of Brazil-based energy giant Petrobras returned about –68%, due to persistently low oil prices, the company’s high debt and a corruption scandal, among other reasons. Other detractors in the sector included Gazprom, the Russian state-controlled energy company; Sasol, based in South Africa; and PetroChina. Within materials, shares of Brazilian metals and mining company Vale returned –56%. Amid the country’s economic weakness, several Brazilian banks also hurt performance, notably Itau Unibanco (–47%) and Bradesco (–55%). On the positive side, the top contributor in absolute terms was China-based and Grand Cayman-listed media company Tencent Holdings; the company's shares rose 19%. Another media company, South Africa’s Naspers, rose about 18%. Other notable contributors included Chinese insurance stocks Ping An Insurance and China Life Insurance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Spartan® Emerging Markets Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.2	3.0
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	3.2	2.9
China Construction Bank Corp. (H Shares) (China, Banks)	2.1	1.8
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	2.0	2.0
Naspers Ltd. Class N (South Africa, Media)	1.9	1.5
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.5	1.6
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.2	1.0
Bank of China Ltd. (H Shares) (China, Banks)	1.1	1.4
Infosys Ltd. (India, IT Services)	1.1	0.8
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.0	0.8
	18.3

Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.3	31.2
Information Technology	14.3	13.8
Energy	8.8	9.8
Consumer Discretionary	8.5	7.8
Consumer Staples	7.9	7.6
Telecommunication Services	7.4	7.8
Industrials	7.0	6.5
Materials	5.9	6.9
Utilities	3.2	3.8
Health Care	3.2	2.4

Geographic Diversification (% of fund's net assets)

As of October 31, 2015
China	15.3%
Taiwan	13.9%
India	12.5%
South Africa	9.1%
Brazil	6.8%
Cayman Islands	5.6%
Mexico	5.5%
Hong Kong	5.4%
Russia	4.4%
Other*	21.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of April 30, 2015
China	16.0%
Taiwan	13.7%
India	10.5%
South Africa	9.1%
Brazil	8.9%
Hong Kong	5.5%
Cayman Islands	5.1%
Mexico	4.9%
Russia	4.4%
Other*	21.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Spartan® Emerging Markets Index Fund

Investments October 31, 2015

Showing Percentage of Net Assets

Common Stocks - 94.6%
		Shares	Value
Bermuda - 1.3%
Alibaba Health Information Technology Ltd. (a)(b)		354,000	$281,792
Alibaba Pictures Group Ltd. (a)		2,070,000	551,236
Beijing Enterprises Water Group Ltd.		664,000	525,903
Brilliance China Automotive Holdings Ltd.		452,000	626,763
China Foods Ltd. (a)		114,000	51,992
China Gas Holdings Ltd.		270,000	429,710
China Resource Gas Group Ltd.		108,000	296,249
China Yurun Food Group Ltd. (a)(b)		178,000	38,135
CITIC Resources Holdings Ltd. (a)		340,000	51,094
Cosco Pacific Ltd.		254,735	329,552
Credicorp Ltd.		5,632	638,556
Credicorp Ltd. (United States)		3,039	343,954
GOME Electrical Appliances Holdings Ltd.		1,842,802	336,735
Haier Electronics Group Co. Ltd.		194,000	374,934
Hanergy Thin Film Power Group Ltd. (a)		1,618,000	453,040
Hopson Development Holdings Ltd. (a)		96,000	81,110
Kunlun Energy Co. Ltd.		438,000	357,572
Luye Pharma Group Ltd. (a)		210,500	206,995
Nine Dragons Paper (Holdings) Ltd.		269,000	177,497
Shenzhen International Holdings Ltd.		188,980	286,983
Sihuan Pharmaceutical Holdings Group Ltd.		470,000	251,669
Sinofert Holdings Ltd.		262,000	46,021

TOTAL BERMUDA			6,737,492

Brazil - 4.5%
AES Tiete SA		16,400	57,451
Ambev SA		765,600	3,789,735
B2W Companhia Global do Varejo (a)		15,800	59,733
Banco Bradesco SA		102,956	625,764
Banco do Brasil SA		138,100	571,873
BB Seguridade Participacoes SA		96,200	663,526
BM&F BOVESPA SA		275,600	814,676
BR Malls Participacoes SA		70,200	203,871
Brasil Foods SA		142,900	2,226,936
BTG Pactual Participations Ltd. unit		40,500	301,396
CCR SA		143,500	450,978
Centrais Eletricas Brasileiras SA (Electrobras)		49,400	64,303
Cetip SA - Mercados Organizado		36,817	325,540
Cielo SA		142,333	1,351,159
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		56,200	243,946
Companhia Energetica de Minas Gerais (CEMIG)		20,580	36,021
Companhia Paranaense de Energia-Copel		6,700	38,203
Companhia Siderurgica Nacional SA (CSN)		98,700	111,073
Cosan SA Industria e Comercio		16,100	103,157
CPFL Energia SA		45,333	182,082
Drogasil SA		41,100	426,181
Duratex SA		47,097	78,158
Ecorodovias Infraestrutura e Logistica SA		23,300	35,948
Embraer SA		114,200	837,426
Energias do Brasil SA		34,500	100,909
Equatorial Energia SA		33,500	298,729
Estacio Participacoes SA		38,200	153,135
Fibria Celulose SA		36,700	500,937
Hypermarcas SA (a)		60,200	273,172
JBS SA		116,800	431,577
Klabin SA unit		92,800	527,701
Kroton Educacional SA		242,248	619,353
Localiza Rent A Car SA		21,090	142,184
Lojas Americanas SA		32,882	99,757
Lojas Renner SA		100,500	482,102
M. Dias Branco SA		6,400	116,000
Multiplan Empreendimentos Imobiliarios SA		13,400	146,177
Multiplus SA		7,900	70,344
Natura Cosmeticos SA		25,100	149,043
Oi SA (a)		23,730	19,321
Petroleo Brasileiro SA - Petrobras (ON) (a)		645,700	1,570,488
Porto Seguro SA		14,400	120,717
Qualicorp SA		34,300	144,082
Smiles SA		5,500	42,927
Sul America SA unit		39,528	194,024
Terna Participacoes SA unit		15,400	79,465
TIM Participacoes SA		133,100	291,632
Totvs SA		21,900	194,039
Tractebel Energia SA		34,400	302,117
Ultrapar Participacoes SA		62,000	1,077,129
Usinas Siderurgicas de Minas Gerais SA - Usiminas		22,400	45,944
Vale SA		235,700	1,042,653
Via Varejo SA unit		18,900	20,828
Weg SA		91,140	340,308

TOTAL BRAZIL			23,195,930

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)		376,000	53,622
Cayman Islands - 5.6%
Agile Property Holdings Ltd.		196,856	107,161
Anta Sports Products Ltd.		145,000	405,613
Beijing Enterprises Clean Energy Group Ltd. (a)		720,000	64,718
Belle International Holdings Ltd.		961,000	932,782
Biostime International Holdings Ltd.		21,500	47,737
Bosideng International Holdings Ltd.		340,000	32,812
Car, Inc. (a)		122,000	213,325
China Conch Venture Holdings Ltd.		206,000	469,566
China Dongxiang Group Co. Ltd.		418,000	105,778
China Hongqiao Group Ltd. (b)		152,500	79,404
China Huishan Dairy Hld Co. Ltd. (b)		983,000	373,291
China Medical System Holdings Ltd.		203,000	278,833
China Resources Cement Holdings Ltd.		347,064	140,054
China Resources Land Ltd.		446,744	1,160,903
China State Construction International Holdings Ltd.		252,000	382,385
China Zhongwang Holdings Ltd. (b)		178,800	78,747
Cimc Enric Holdings Ltd.		76,000	50,031
Country Garden Holdings Co. Ltd.		1,213,737	461,019
ENN Energy Holdings Ltd.		118,000	675,980
Evergrande Real Estate Group Ltd.		879,000	672,201
GCL-Poly Energy Holdings Ltd. (a)		1,644,000	339,567
Geely Automobile Holdings Ltd.		780,000	415,949
Golden Eagle Retail Group Ltd. (H Shares) (b)		89,000	114,331
Greentown China Holdings Ltd. (a)		121,000	105,836
Haitian International Holdings Ltd.		98,000	171,471
Hengan International Group Co. Ltd.		120,000	1,295,812
Kingboard Chemical Holdings Ltd.		117,000	165,001
Kingboard Laminates Holdings Ltd.		193,000	80,384
Kingsoft Corp. Ltd.		132,000	298,699
KWG Property Holding Ltd.		163,737	118,066
Lee & Man Paper Manufacturing Ltd.		231,000	143,812
Li Ning Co. Ltd. (a)		211,708	110,307
Longfor Properties Co. Ltd.		231,000	309,505
Renhe Commercial Holdings Co. Ltd. (a)(b)		2,613,000	136,148
Sany Heavy Equipment International Holdings Co. Ltd. (a)		106,000	25,745
Shenzhou International Group Holdings Ltd.		93,000	458,301
Shimao Property Holdings Ltd.		204,000	357,273
Sino Biopharmaceutical Ltd.		448,000	556,730
SOHO China Ltd.		281,000	144,508
Sunac China Holdings Ltd.		265,000	162,521
Tencent Holdings Ltd.		871,600	16,429,119
TPK Holding Co. Ltd.		39,775	99,238
Zhongsheng Group Holdings Ltd. Class H		92,500	38,326

TOTAL CAYMAN ISLANDS			28,808,989

Chile - 1.2%
AES Gener SA		414,802	198,665
Aguas Andinas SA		457,402	239,274
Banco de Chile		4,356,975	460,615
Banco de Credito e Inversiones		7,117	290,217
Banco Santander Chile		10,241,027	486,469
Cencosud SA		182,339	399,535
Colbun SA		1,150,678	306,160
Compania Cervecerias Unidas SA		24,865	297,485
Compania de Petroleos de Chile SA (COPEC)		59,316	553,319
CorpBanca SA		24,943,035	228,853
Empresa Nacional de Electricidad SA		566,358	706,770
Empresa Nacional de Electricidad SA sponsored ADR		203	7,669
Empresa Nacional de Telecomunicaciones SA (ENTEL)		16,578	153,420
Empresas CMPC SA		186,288	459,019
Enersis SA		3,277,804	867,382
Enersis SA sponsored ADR		300	3,975
LATAM Airlines Group SA (a)		55,017	294,357
LATAM Airlines Group SA sponsored ADR (a)(b)		212	1,168
S.A.C.I. Falabella		74,912	503,710
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		168	3,256

TOTAL CHILE			6,461,318

China - 15.3%
Agricultural Bank of China Ltd. (H Shares)		4,228,000	1,728,874
Air China Ltd. (H Shares)		304,000	292,818
Aluminum Corp. of China Ltd. (H Shares) (a)		594,000	191,318
Angang Steel Co. Ltd. (H Shares)		186,000	77,290
Anhui Conch Cement Co. Ltd. (H Shares)		199,000	607,209
Anhui Expressway Co. Ltd. (H Shares)		80,000	68,591
Anhui Gujing Distillery Co. Ltd. (B Shares)		18,800	62,445
AviChina Industry & Technology Co. Ltd. (H Shares)		366,000	298,273
Baic Motor Corp. Ltd. (b)		229,500	202,297
Bank Communications Co. Ltd. (H Shares)		1,319,000	972,894
Bank of China Ltd. (H Shares)		12,281,000	5,791,245
BBMG Corp. (H Shares)		204,000	142,959
Beijing Capital International Airport Co. Ltd. (H Shares)		258,000	276,150
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)		274,000	94,806
Beijing North Star Co. Ltd. (H Shares)		86,000	27,875
Bengang Steel Plates Co. Ltd. (B Shares)		55,100	18,945
BOE Technology Group Co. Ltd. (B Shares)		182,900	53,177
BYD Co. Ltd. (H Shares) (a)		113,000	702,601
CGN Power Co. Ltd.		1,644,000	678,704
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares) (b)		218,200	82,973
China BlueChemical Ltd. (H Shares)		262,000	78,140
China Cinda Asset Management Co. Ltd. (H Shares)		1,456,000	566,087
China CITIC Bank Corp. Ltd. (H Shares) (a)		1,246,000	805,757
China Coal Energy Co. Ltd. (H Shares) (b)		398,000	170,330
China Communications Construction Co. Ltd. (H Shares)		725,000	1,000,636
China Communications Services Corp. Ltd. (H Shares)		466,000	186,937
China Construction Bank Corp. (H Shares)		14,917,000	10,811,185
China Cosco Holdings Co. Ltd. (H Shares) (a)(b)		372,000	237,102
China Eastern Airlines Corp. Ltd. (H Shares) (a)		268,000	171,940
China Everbright Bank Co. Ltd. (H Shares)		521,000	255,322
China Galaxy Securities Co. Ltd. (H Shares)		614,000	531,450
China International Marine Containers (Group) Ltd. (H Shares)		98,100	174,045
China Life Insurance Co. Ltd. (H Shares)		1,214,000	4,377,786
China Longyuan Power Grid Corp. Ltd. (H Shares)		548,000	501,007
China Machinery Engineering Co. (H Shares)		73,000	63,357
China Merchants Bank Co. Ltd. (H Shares)		749,846	1,957,786
China Merchants Property Development Co. Ltd. (B Shares)		26,950	100,684
China Minsheng Banking Corp. Ltd. (H Shares)		1,080,700	1,086,057
China Molybdenum Co. Ltd. (H Shares)		186,000	103,110
China National Accord Medicines Corp. Ltd.		6,800	33,995
China National Building Materials Co. Ltd. (H Shares)		454,000	282,078
China National Materials Co. Ltd. (H Shares)		171,000	41,026
China Oilfield Services Ltd. (H Shares)		294,000	327,539
China Pacific Insurance (Group) Co. Ltd. (H Shares)		422,200	1,681,790
China Petroleum & Chemical Corp. (H Shares)		4,177,000	3,010,966
China Railway Construction Corp. Ltd. (H Shares)		311,500	465,626
China Railway Group Ltd. (H Shares)		593,000	558,597
China Railway Signal & Communications Corp. (a)(b)		138,000	108,844
China Reinsurance Group Corp. (a)		400,000	83,916
China Shenhua Energy Co. Ltd. (H Shares)		547,000	920,342
China Shipping Container Lines Co. Ltd. (H Shares) (a)		533,000	213,871
China Shipping Development Co. Ltd. (H Shares)		182,000	128,916
China Southern Airlines Ltd. (H Shares)		288,000	244,760
China Telecom Corp. Ltd. (H Shares)		2,654,000	1,384,385
China Vanke Co. Ltd. (H Shares)		211,900	494,499
Chongqing Changan Automobile Co. Ltd. (B Shares)		146,800	270,178
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		457,000	287,008
CITIC Securities Co. Ltd. (H Shares)		366,500	789,743
CRRC Corp. Ltd. (H Shares) (b)		667,600	848,665
CSG Holding Co. Ltd. (B Shares)		125,000	99,037
Cssc Offshore & Marine Engin (H Shares) (a)		42,000	103,181
Dalian Port (PDA) Co. Ltd. (H Shares)		156,000	56,259
Dalian Wanda Commercial Properties Co., Ltd.		111,800	746,172
Datang International Power Generation Co. Ltd. (H Shares)		466,000	171,502
Dazhong Transport Group Co. Ltd. (B Shares)		74,100	79,626
Dongfang Electric Corp. Ltd. (H Shares)		49,800	59,605
Dongfeng Motor Group Co. Ltd. (H Shares)		470,000	674,638
Double Coin Holdings Ltd. (B Shares)		33,300	33,083
Foshan Electrical and Lighting Co. Ltd. (B Shares)		40,870	37,791
Fuyao Glass Industries Group Co. Ltd. (a)		60,800	129,979
Great Wall Motor Co. Ltd. (H Shares)		511,500	621,147
Guangdong Electric Power Development Co. Ltd. (B Shares)		129,600	84,677
Guangshen Railway Co. Ltd. (H Shares)		204,000	105,419
Guangzhou Automobile Group Co. Ltd. (H Shares)		364,000	318,277
Guangzhou Baiyunshan Pharma Health (H Shares)		30,000	84,425
Guangzhou R&F Properties Co. Ltd. (H Shares)		149,200	148,075
Haitong Securities Co. Ltd. (H Shares)		548,800	954,856
Harbin Electric Machinery Co. Ltd.(H Shares)		114,000	67,960
Huadian Energy Co. Ltd. (B Shares) (a)		61,500	35,336
Huadian Fuxin Energy Corp. Ltd. (H Shares)		380,000	116,420
Huadian Power International Corp. Ltd. (H Shares)		266,000	194,489
Huaneng Power International, Inc. (H Shares)		556,000	601,948
Huaneng Renewables Corp. Ltd. (H Shares)		628,000	195,027
Huatai Securities Co. Ltd. (a)		189,400	429,764
Huishang Bank Corp. Ltd.		272,000	116,859
Industrial & Commercial Bank of China Ltd. (H Shares)		11,753,000	7,454,996
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		153,762	128,853
Jiangling Motors Corp. Ltd. (B Shares)		12,300	39,555
Jiangsu Expressway Co. Ltd. (H Shares)		204,000	275,826
Jiangxi Copper Co. Ltd. (H Shares)		224,000	294,992
Jinzhou Port Co. Ltd. (B Shares)		29,800	17,255
Lao Feng Xiang Co. Ltd. (B Shares)		35,502	152,764
Legend Holdings Corp. (a)		39,800	153,834
Maanshan Iron & Steel Ltd. (H Shares) (a)(b)		224,000	47,955
Metallurgical Corp. China Ltd. (H Shares)		430,000	158,363
New China Life Insurance Co. Ltd. (H Shares)		132,300	582,570
People's Insurance Co. of China Group (H Shares)		1,071,000	573,178
PetroChina Co. Ltd. (H Shares)		3,448,000	2,699,453
PICC Property & Casualty Co. Ltd. (H Shares)		539,227	1,223,544
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		815,000	4,574,799
Red Star Macalline Group Corp. (a)		50,000	69,404
Shandong Chenming Paper Holdings Ltd. (B Shares)		156,600	94,823
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		284,000	196,092
Shanghai Bailian Group Co. Ltd. (B Shares)		23,600	45,063
Shanghai Baosight Software Co. Ltd.		20,600	81,411
Shanghai Chlor Alkali Co. Ltd. (B Shares) (a)		45,300	32,760
Shanghai Electric Group Co. Ltd. (H Shares) (b)		464,000	294,417
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H		61,500	199,811
Shanghai Haixin Group Co. Ltd. (B Shares)		57,600	42,692
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)		21,300	66,334
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)		40	73
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)		45,900	78,006
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		85,000	276,766
Shanghai Pharma Holding Co. Ltd. (H Shares)		115,700	266,869
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)		30,400	76,695
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)		33,917	74,420
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)		142,600	75,016
Shengjing Bank Co. Ltd. (b)		254,500	339,696
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)		19,400	38,067
Shenzhen Expressway Co. (H Shares)		96,000	73,977
Sichuan Expressway Co. Ltd. (H Shares)		116,000	40,374
Sinopec Engineering Group Co. Ltd. (H Shares) (c)		172,000	148,072
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares) (a)		579,000	240,327
Sinopec Yizheng Chemical Fibre Co. Ltd. (H Shares) (a)(b)		312,000	98,373
Sinopharm Group Co. Ltd. (H Shares)		172,000	708,832
Sinotrans Ltd. (H Shares)		272,000	147,698
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)		48,000	36,029
TravelSky Technology Ltd. (H Shares)		168,000	247,839
Tsingtao Brewery Co. Ltd. (H Shares)		64,000	305,503
Weichai Power Co. Ltd. (H Shares)		159,600	169,236
Weifu High-Technology Co. Ltd. (B Shares)		21,850	55,708
Wumart Stores, Inc. (H Shares) (a)		76,000	54,221
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)		67,800	127,327
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)		39,720	126,202
Yanzhou Coal Mining Co. Ltd. (H Shares) (b)		290,000	139,243
Zhaojin Mining Industry Co. Ltd. (H Shares)		124,500	70,164
Zhejiang Expressway Co. Ltd. (H Shares)		262,000	322,089
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		83,500	540,533
Zijin Mining Group Co. Ltd. (H Shares)		898,000	240,235
ZTE Corp. (H Shares)		124,880	300,723

TOTAL CHINA			78,911,515

Colombia - 0.4%
Almacenes Exito SA		32,648	147,181
Bancolombia SA sponsored ADR		76	2,631
Cementos Argos SA		62,242	206,256
Cemex Latam Holdings SA (a)		22,673	78,890
Corporacion Financiera Colombiana SA		17,389	227,131
Corporacion Financiera Colombiana SA (RFD) (a)		161	1,996
Ecopetrol SA		807,900	376,481
Grupo de Inversiones Suramerica SA		34,639	439,773
Interconexion Electrica SA ESP		50,228	120,325
Inversiones Argos SA		54,285	333,543
Isagen SA		122,954	130,296

TOTAL COLOMBIA			2,064,503

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S		25,692	514,017
Komercni Banka A/S		2,534	524,457

TOTAL CZECH REPUBLIC			1,038,474

Egypt - 0.3%
Commercial International Bank SAE		134,040	884,692
Commercial International Bank SAE sponsored GDR		2,265	13,250
EFG-Hermes Holding SAE		88,969	99,051
Elsewedy Electric Co.		9,715	50,825
Global Telecom Holding (a)		402,755	93,792
JUHAYNA Food Industries		77,728	74,340
Sidi Kerir Petrochemcials Co.		13,951	23,020
Talaat Moustafa Group Holding		163,757	136,837
Telecom Egypt SAE		38,711	33,022

TOTAL EGYPT			1,408,829

Hong Kong - 5.4%
Beijing Enterprises Holdings Ltd.		86,500	546,053
China Agri-Industries Holdings Ltd. (a)		307,630	112,936
China Everbright International Ltd.		440,000	708,564
China Everbright Ltd.		130,000	305,961
China Jinmao Hlds Group Ltd.		552,000	152,035
China Merchants Holdings International Co. Ltd.		199,227	661,632
China Mobile Ltd.		869,000	10,419,219
China Overseas Land and Investment Ltd.		632,000	2,041,277
China Overseas Property Holdings Ltd. (a)		210,666	35,933
China Power International Development Ltd.		422,000	265,198
China Resources Beer Holdings Co. Ltd.		193,159	364,717
China Resources Power Holdings Co. Ltd.		304,000	687,699
China South City Holdings Ltd.		344,000	82,039
China Taiping Insurance Group Ltd. (a)		242,577	761,614
China Unicom Ltd.		944,000	1,150,442
CITIC Pacific Ltd.		1,052,000	1,961,430
CNOOC Ltd.		2,614,000	2,952,544
CNOOC Ltd. sponsored ADR		200	22,736
CSPC Pharmaceutical Group Ltd.		686,000	638,698
Far East Horizon Ltd.		413,000	343,523
Fosun International Ltd.		346,000	630,062
Guangdong Investment Ltd.		464,000	652,552
Lenovo Group Ltd.		1,062,000	986,743
Poly Property Group Co. Ltd.		256,000	82,876
Shanghai Industrial Holdings Ltd.		82,000	215,766
Shenzhen Investment Ltd.		502,431	203,261
Sino-Ocean Land Holdings Ltd.		613,979	356,855
Sinotruk Hong Kong Ltd.		100,000	41,624
Winteam Pharmaceutical Group Ltd. (a)		294,000	222,352
Yuexiu Property Co. Ltd.		1,208,000	208,126

TOTAL HONG KONG			27,814,467

Hungary - 0.3%
Magyar Telekom PLC (a)		63,451	88,034
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		7,860	355,394
OTP Bank PLC		30,337	587,874
Richter Gedeon PLC		20,117	335,787

TOTAL HUNGARY			1,367,089

India - 12.5%
ABB Ltd. India (a)		10,523	198,944
ACC Ltd.		8,995	189,392
Adani Enterprises Ltd. (a)		37,892	53,417
Adani Ports & Special Economic Zone (a)		140,192	632,979
Adani Power Ltd. (a)		156,679	75,212
Adani Transmissions Ltd. (a)		37,892	20,999
Aditya Birla Nuvo Ltd.		5,501	173,126
Ambuja Cements Ltd.		106,135	335,359
Ashok Leyland Ltd.		120,381	171,773
Asian Paints India Ltd.		48,851	619,092
Aurobindo Pharma Ltd.		44,971	573,248
Axis Bank Ltd. (a)		105,685	765,422
Bajaj Auto Ltd. (a)		12,259	478,424
Bajaj Finance Ltd. (a)		2,877	229,345
Bajaj Finserv Ltd.		6,615	198,908
Bajaj Holdings & Investment Ltd. (a)		4,556	115,469
Bank of Baroda (a)		71,695	174,556
Bank of India		82,954	165,927
Bharat Electronics Ltd.		3,075	58,372
Bharat Forge Ltd.		16,861	220,700
Bharat Heavy Electricals Ltd.		99,161	300,775
Bharat Petroleum Corp. Ltd. (a)		29,248	388,758
Bharti Airtel Ltd.		214,406	1,142,106
Bharti Infratel Ltd.		88,489	525,564
Bosch Ltd. (a)		1,339	418,479
Britannia Industries Ltd.		4,879	240,622
Cadila Healthcare Ltd. (a)		41,105	261,802
Cairn India Ltd.		77,592	181,679
Canara Bank Ltd. (a)		31,137	131,357
Castrol India Ltd. (a)		21,389	151,349
Cipla Ltd.		52,288	551,062
Coal India Ltd.		220,276	1,075,150
Colgate-Palmolive (India)		11,674	170,182
Corporation Bank Ltd. (a)		51,470	34,262
Crompton Greaves Ltd.		76,166	202,233
Cummins India Ltd.		12,940	212,516
Dabur India Ltd.		89,946	370,121
Divi's Laboratories Ltd.		15,428	271,602
DLF Ltd. (a)		74,901	133,075
Dr. Reddy's Laboratories Ltd. (a)		13,772	894,824
Eicher Motors Ltd. (a)		2,055	556,565
Emami Ltd.		9,388	153,339
Essar Oil Ltd. (a)		27,057	78,979
Exide Industries Ltd. (a)		40,142	91,577
GAIL India Ltd.		52,007	244,905
GlaxoSmithKline Consumer Healthcare Ltd. (a)		1,785	164,137
GlaxoSmithKline Pharmaceuticals Ltd. (a)		3,638	183,061
Glenmark Pharmaceuticals Ltd. (a)		23,098	349,295
GMR Infrastructure Ltd. (a)		245,662	49,009
Godrej Consumer Products Ltd.		20,022	385,946
Godrej Industries Ltd.		14,503	86,652
Grasim Industries Ltd.		1,387	78,727
Great Eastern Shipping Co. Ltd.		14,235	82,063
HCL Technologies Ltd.		88,042	1,171,860
HDFC Bank Ltd. (a)		82,559	1,655,859
Hero Motocorp Ltd. (a)		16,887	665,690
Hindalco Industries Ltd. (a)		138,969	177,947
Hindustan Petroleum Corp. Ltd. (a)		14,164	166,184
Hindustan Unilever Ltd.		119,065	1,456,075
Hindustan Zinc Ltd. (a)		43,431	104,203
Housing Development Finance Corp. Ltd.		259,096	4,963,007
ICICI Bank Ltd. (a)		469,952	1,985,874
IDBI Bank Ltd. (a)		133,155	173,619
Idea Cellular Ltd. (a)		243,132	519,459
IDFC Bank Ltd. (a)		55,030	60,510
IDFC Ltd.		55,030	51,834
Indian Oil Corp. Ltd. (a)		90,988	554,575
IndusInd Bank Ltd.		17,361	241,554
Infosys Ltd.		310,171	5,380,595
ITC Ltd.		321,132	1,640,001
Jindal Steel & Power Ltd. (a)		48,598	59,392
JSW Energy Ltd. (a)		54,736	77,758
JSW Steel Ltd. (a)		18,981	263,686
Kotak Mahindra Bank Ltd.		97,496	1,022,799
Larsen & Toubro Ltd. (a)		38,992	839,804
LIC Housing Finance Ltd. (a)		44,650	326,012
Lupin Ltd.		36,151	1,064,408
Mahindra & Mahindra Financial Services Ltd. (a)		63,690	220,536
Mahindra & Mahindra Ltd. (a)		50,202	906,475
Mangalore Refinery & Petrochemicals Ltd. (a)		35,260	29,466
Marico Ltd.		36,782	217,352
Maruti Suzuki India Ltd. (a)		4,930	335,306
Motherson Sumi Systems Ltd.		70,857	266,348
Mphasis BFL Ltd.		12,284	89,068
Nestle India Ltd.		3,920	369,597
NHPC Ltd.		323,666	89,717
NMDC Ltd. (a)		130,735	200,008
NTPC Ltd.		339,472	688,769
Oil & Natural Gas Corp. Ltd.		343,218	1,294,773
Oil India Ltd.		21,498	133,281
Oracle Finance Services Software Ltd. (a)		3,947	233,800
Oriental Bank of Commerce (a)		19,172	39,357
Pidilite Industries Ltd. (a)		22,458	192,642
Piramal Enterprises Ltd. (a)		13,881	197,286
Power Finance Corp. Ltd.		50,762	185,287
Power Grid Corp. of India Ltd.		163,348	321,106
Punjab National Bank (a)		20,735	40,593
Reliance Capital Ltd. (a)		21,667	139,327
Reliance Communication Ltd. (a)		160,578	184,344
Reliance Industries Ltd.		260,992	3,777,442
Reliance Infrastructure Ltd. (a)		21,567	130,438
Reliance Power Ltd. (a)		94,092	72,380
Rural Electrification Corp. Ltd.		57,952	220,605
Shree Cement Ltd.		1,446	271,645
Shriram Transport Finance Co. Ltd.		27,869	400,881
Siemens India Ltd. (a)		15,540	314,986
State Bank of India (a)		260,045	939,141
Steel Authority of India Ltd.		167,294	136,199
Sun Pharmaceutical Industries Ltd.		181,171	2,461,952
Sun TV Ltd.		19,789	119,879
Tata Chemicals Ltd. (a)		3,139	19,581
Tata Communications Ltd.		11,821	77,441
Tata Consultancy Services Ltd.		77,326	2,946,117
Tata Motors Ltd. (a)		164,584	971,342
Tata Motors Ltd. Class A (a)		47,000	186,383
Tata Power Co. Ltd.		181,105	190,293
Tata Steel Ltd.		39,571	148,952
Tech Mahindra Ltd.		76,317	628,848
Titan Co. Ltd. (a)		14,520	78,770
Torrent Pharmaceuticals Ltd.		6,997	164,445
Torrent Power Ltd. (a)		30,860	91,236
Ultratech Cemco Ltd. (a)		11,231	495,590
Union Bank of India (a)		60,050	143,273
United Breweries Ltd. (a)		11,596	165,980
United Spirits Ltd. (a)		9,719	466,847
UPL Ltd.		51,896	363,543
Vedanta Ltd. (a)		202,434	307,766
Wipro Ltd.		98,790	865,045
Wockhardt Ltd. (a)		5,623	128,365
Yes Bank Ltd. (a)		25,998	300,467
Zee Entertainment Enterprises Ltd.		88,671	552,600

TOTAL INDIA			64,748,012

Indonesia - 2.3%
PT Adaro Energy Tbk		1,675,600	72,433
PT Astra Agro Lestari Tbk		51,800	75,041
PT Astra International Tbk		3,311,000	1,423,328
PT Bank Central Asia Tbk		2,032,900	1,909,762
PT Bank Danamon Indonesia Tbk Series A		500,800	100,685
PT Bank Mandiri (Persero) Tbk		1,518,900	961,266
PT Bank Negara Indonesia (Persero) Tbk		1,245,900	430,700
PT Bank Rakyat Indonesia Tbk		1,772,000	1,356,211
PT Charoen Pokphand Indonesia Tbk		1,095,900	199,235
PT Global Mediacom Tbk		1,000,200	63,347
PT Gudang Garam Tbk		74,800	234,136
PT Indo Tambangraya Megah Tbk		48,500	29,899
PT Indocement Tunggal Prakarsa Tbk		216,500	283,165
PT Indofood CBP Sukses Makmur Tbk		206,400	198,612
PT Indofood Sukses Makmur Tbk		747,900	300,663
PT International Nickel Indonesia Tbk		245,700	39,955
PT Jasa Marga Tbk		296,900	104,551
PT Kalbe Farma Tbk		2,941,700	306,366
PT Media Nusantara Citra Tbk		648,100	84,092
PT Perusahaan Gas Negara Tbk Series B		1,726,000	376,992
PT Semen Gresik (Persero) Tbk		468,600	333,265
PT Surya Citra Media Tbk		923,800	196,450
PT Tambang Batubara Bukit Asam Tbk		106,900	56,787
PT Telkomunikasi Indonesia Tbk Series B		8,290,700	1,626,533
PT Tower Bersama Infrastructure Tbk (a)		303,500	158,066
PT Unilever Indonesia Tbk		183,400	494,241
PT United Tractors Tbk		247,000	324,975
PT XL Axiata Tbk (a)		447,000	101,186

TOTAL INDONESIA			11,841,942

Malaysia - 3.9%
AirAsia Bhd		181,700	62,399
Alliance Financial Group Bhd		164,300	136,746
AMMB Holdings Bhd		319,000	353,593
Astro Malaysia Holdings Bhd		330,100	219,475
Axiata Group Bhd		736,193	1,054,843
Berjaya Sports Toto Bhd		177,528	132,131
British American Tobacco (Malaysia) Bhd		23,300	334,859
Bumi Armada Bhd		505,200	113,856
Bumiputra-Commerce Holdings Bhd		870,980	933,092
DiGi.com Bhd		596,400	729,675
Felda Global Ventures Holdings Bhd		275,000	113,665
Gamuda Bhd		352,500	369,101
Genting Bhd		348,400	600,565
Genting Malaysia Bhd		465,500	465,517
Hong Leong Bank Bhd		96,000	311,700
Hong Leong Credit Bhd		35,600	117,019
IHH Healthcare Bhd		444,900	653,765
IJM Corp. Bhd		497,400	384,094
IOI Corp. Bhd		583,000	577,216
IOI Properties Group Sdn Bhd		312,600	146,656
KLCC Property Holdings Bhd		71,900	117,384
Kuala Lumpur Kepong Bhd		84,300	446,614
Lafarge Malaysia Bhd		69,000	145,282
Malayan Banking Bhd		867,635	1,663,323
Malaysia Airports Holdings Bhd		149,606	184,169
Maxis Bhd		430,400	659,348
MISC Bhd		237,400	498,117
MMC Corp. Bhd		123,100	63,910
Petronas Chemicals Group Bhd		457,800	674,981
Petronas Dagangan Bhd		47,400	248,345
Petronas Gas Bhd		132,100	705,890
PPB Group Bhd		93,900	337,128
Public Bank Bhd		515,600	2,167,688
RHB Capital Bhd		108,732	154,195
SapuraKencana Petroleum Bhd		619,300	303,560
Sime Darby Bhd		537,818	1,044,435
SP Setia Bhd		151,710	116,474
Telekom Malaysia Bhd		183,380	284,467
Tenaga Nasional Bhd		577,500	1,697,437
UEM Land Holdings Bhd		222,300	64,586
UMW Holdings Bhd		103,500	197,363
Westports Holdings Bhd		177,200	176,997
YTL Corp. Bhd		848,186	297,862
YTL Power International Bhd		425,370	149,386

TOTAL MALAYSIA			20,208,908

Malta - 0.1%
Brait SA		53,991	619,615
Mexico - 5.5%
Alfa SA de CV Series A		453,800	945,359
Alpek SA de CV		41,500	59,922
Alsea S.A.B. de CV (b)		88,900	292,139
America Movil S.A.B. de CV Series L		4,666,400	4,166,984
CEMEX S.A.B. de CV unit		2,124,206	1,346,453
Coca-Cola FEMSA S.A.B. de CV Series L		62,000	476,585
Compartamos S.A.B. de CV		174,000	320,552
Concentradora Fibra Danhos SA de CV (b)		35,100	82,173
Controladora Commercial Mexicana S.A.B. de CV unit		71,100	208,249
El Puerto de Liverpool S.A.B. de CV Class C		32,100	445,787
Embotelladoras Arca S.A.B. de CV		41,600	266,331
Fibra Uno Administracion SA de CV		400,400	879,446
Fomento Economico Mexicano S.A.B. de CV unit		354,100	3,497,954
Gruma S.A.B. de CV Series B		28,200	435,178
Grupo Aeroportuario del Pacifico SA de CV Series B		56,200	506,174
Grupo Aeroportuario del Sureste SA de CV Series B		37,585	582,099
Grupo Bimbo S.A.B. de CV Series A (a)		311,700	884,463
Grupo Carso SA de CV Series A1		80,700	359,778
Grupo Comercial Chedraui S.A.B. de CV		44,500	123,119
Grupo Elektra SA de CV		5,425	108,068
Grupo Financiero Banorte S.A.B. de CV Series O		375,900	2,024,259
Grupo Financiero Inbursa S.A.B. de CV Series O		346,400	696,457
Grupo Financiero Santander Mexico S.A.B. de CV		236,200	433,997
Grupo Lala S.A.B. de CV		77,600	198,301
Grupo Mexico SA de CV Series B		628,007	1,529,925
Grupo Sanborns SA de CV		66,800	117,482
Grupo Televisa SA de CV		429,900	2,501,404
Industrias Bachoco SA de CV Series B		27,200	124,129
Industrias CH SA de CV (a)		30,700	111,256
Industrias Penoles SA de CV		19,345	257,187
Infraestructura Energetica Nova S.A.B. de CV		29,500	142,251
Kimberly-Clark de Mexico SA de CV Series A		135,400	326,741
Megacable Holdings S.A.B. de CV unit		45,400	173,021
Mexichem S.A.B. de CV		188,127	487,920
Minera Frisco S.A.B. de CV (a)(b)		64,800	34,170
OHL Mexico S.A.B. de CV (a)		113,200	148,920
Organizacion Soriana S.A.B. de CV Series B (a)		38,300	92,540
Promotora y Operadora de Infraestructura S.A.B. de CV (a)		31,700	397,473
Promotora y Operadora de Infraestructura S.A.B. de CV (a)		5,800	63,268
Wal-Mart de Mexico SA de CV Series V		917,700	2,421,228

TOTAL MEXICO			28,268,742

Pakistan - 0.1%
Fauji Fertilizer Co. Ltd.		87,465	104,044
National Bank of Pakistan		84,162	44,494
Oil & Gas Development Co. Ltd.		91,917	120,178
Pakistan Petroleum Ltd.		71,513	86,146

TOTAL PAKISTAN			354,862

Peru - 0.0%
Compania de Minas Buenaventura SA		337	2,313
Compania de Minas Buenaventura SA sponsored ADR		29,479	188,960

TOTAL PERU			191,273

Philippines - 1.8%
Aboitiz Equity Ventures, Inc.		348,330	416,193
Aboitiz Power Corp.		269,700	240,725
Alliance Global Group, Inc.		674,800	262,178
Ayala Corp.		41,280	687,475
Ayala Land, Inc.		999,900	764,392
Bank of the Philippine Islands (BPI)		275,072	496,735
BDO Unibank, Inc.		234,182	508,133
Bloomberry Resorts Corp.		431,800	56,613
DMCI Holdings, Inc.		610,350	161,886
Emperador, Inc.		263,200	46,639
Globe Telecom, Inc.		5,110	248,397
GT Capital Holdings, Inc.		10,160	285,114
International Container Terminal Services, Inc.		123,780	218,232
JG Summit Holdings, Inc.		376,380	572,895
Jollibee Food Corp.		68,000	298,867
LT Group, Inc.		399,200	106,529
Manila Electric Co.		49,250	341,874
Megaworld Corp.		1,902,200	190,371
Metropolitan Bank & Trust Co.		224,975	408,503
Petron Corp.		342,900	59,273
Philippine Long Distance Telephone Co.		13,635	639,848
PNOC Energy Development Corp.		1,043,000	147,539
Semirara Mining & Power Corp.		49,120	140,559
SM Investments Corp.		51,337	958,417
SM Prime Holdings, Inc.		1,259,300	579,846
Travellers International Hotel Group, Inc.		159,600	15,673
Universal Robina Corp.		139,760	598,865

TOTAL PHILIPPINES			9,451,771

Poland - 1.6%
Alior Bank SA (a)		8,041	169,045
Asseco Poland SA		12,528	185,212
Bank Handlowy w Warszawie SA		6,217	126,597
Bank Millennium SA (a)		88,022	139,401
Bank Polska Kasa Opieki SA		21,274	827,156
Bank Zachodni WBK SA		4,693	378,539
BRE Bank SA		2,040	191,629
Cyfrowy Polsat SA (a)		31,756	204,702
ENEA SA		34,738	115,333
Energa SA		50,588	216,001
Eurocash SA		12,591	170,048
Getin Noble Bank SA (a)		215,913	44,698
Grupa Lotos SA (a)		12,338	90,866
KGHM Polska Miedz SA (Bearer)		22,051	512,765
LPP SA		209	394,506
NG2 SA		4,300	188,052
Polish Oil & Gas Co. SA		291,419	517,327
Polska Grupa Energetyczna SA		119,177	443,789
Polski Koncern Naftowy Orlen SA		52,556	853,686
Powszechna Kasa Oszczednosci Bank SA		140,412	1,040,641
Powszechny Zaklad Ubezpieczen SA		9,110	885,811
Synthos SA		77,912	74,397
Tauron Polska Energia SA		168,902	132,434
Telekomunikacja Polska SA		92,394	169,517
Zaklady Azotowe w Tarnowie-Moscicach SA (a)		7,851	187,094

TOTAL POLAND			8,259,246

Russia - 4.1%
Acron Group GDR (Reg. S)		10,000	48,000
Aeroflot - Russian Airlines (a)		67,111	51,513
Alrosa Co. Ltd. (a)		268,976	216,571
Bashneft OJSC (a)		3,364	101,177
E.ON Russia JSC (a)		2,415,665	114,923
Federal Grid Co. of Unified Energy System (a)		31,349,295	30,521
Gazprom OAO sponsored ADR (Reg. S)		895,335	3,769,360
Inter Rao Ues JSC (a)		5,213,649	99,638
LSR Group OJSC GDR (Reg. S)		38,382	86,360
Lukoil PJSC sponsored ADR		78,718	2,857,463
Magnit OJSC GDR (Reg. S)		45,519	2,072,025
Magnitogorsk Iron & Steel Works OJSC sponsored GDR (Reg. S)		27,478	135,604
Megafon OJSC GDR		14,278	184,900
MMC Norilsk Nickel PJSC sponsored ADR		80,493	1,195,321
Mobile TeleSystems OJSC sponsored ADR		80,218	563,933
Moscow Exchange MICEX-RTS OAO (a)		215,010	302,589
NOVATEK OAO GDR (Reg. S)		18,321	1,675,455
Novolipetsk Steel OJSC GDR (Reg. S)		14,828	182,384
PhosAgro OJSC GDR (Reg. S)		13,637	184,100
Rosetti OAO (a)		2,996,145	21,285
Rosneft Oil Co. OJSC GDR (Reg. S)		189,075	756,300
Rostelecom sponsored ADR		28,392	249,282
RusHydro PJSC ADR		191,172	185,819
Sberbank of Russia (a)		39,030	55,338
Sberbank of Russia sponsored ADR		428,117	2,625,642
Severstal PAO GDR (Reg. S)		28,175	331,338
Sistema JSFC (a)		550,000	152,152
Surgutneftegas OJSC sponsored ADR		121,852	667,140
Tatneft OAO sponsored ADR		38,693	1,197,548
Uralkali OJSC GDR (Reg. S) (a)		12,141	145,935
VTB Bank OJSC sponsored GDR (Reg. S)		417,763	918,243

TOTAL RUSSIA			21,177,859

South Africa - 9.1%
AdBEE (RF) Ltd. (a)		2,775	6,814
Adcock Ingram Holdings Ltd.		15,726	59,090
Adcock Ingram Holdings Ltd. warrants 7/26/19 (a)		859	489
Aeci Ltd.		17,880	122,998
African Bank Investments Ltd. (a)		116,009	0
African Rainbow Minerals Ltd.		13,228	50,545
Alexander Forbes Group Holding		141,684	89,276
Anglo American Platinum Ltd. (a)		9,526	167,068
AngloGold Ashanti Ltd. (a)		65,676	554,169
Aspen Pharmacare Holdings Ltd.		48,133	1,081,019
Assore Ltd.		4,110	23,759
Attacq Ltd. (a)		95,822	151,291
AVI Ltd.		48,008	305,622
Barclays Africa Group Ltd.		53,189	682,590
Barloworld Ltd.		34,775	196,453
Bidvest Group Ltd.		53,217	1,361,285
Capital Property Fund (a)		254,376	296,671
Capitec Bank Holdings Ltd.		8,453	365,570
Clicks Group Ltd.		40,511	295,951
Coronation Fund Managers Ltd.		43,804	231,064
DataTec Ltd.		33,491	143,388
Discovery Ltd.		53,364	570,697
Distell Group Ltd.		7,389	95,103
EOH Holdings Ltd.		17,803	196,825
Exxaro Resources Ltd.		18,835	78,217
FirstRand Ltd.		499,578	1,833,483
Foschini Ltd.		31,472	321,497
Gold Fields Ltd.		122,595	319,727
Grindrod Ltd.		67,401	72,909
Growthpoint Properties Ltd.		406,058	744,396
Hyprop Investments Ltd.		40,785	369,862
Impala Platinum Holdings Ltd. (a)		77,445	211,646
Imperial Holdings Ltd.		26,013	338,833
Investec Ltd.		38,015	314,883
JSE Ltd.		14,357	138,497
KAP Industrial Holdings Ltd.		169,000	89,757
Kumba Iron Ore Ltd.		8,412	36,422
Liberty Holdings Ltd.		15,924	155,961
Life Healthcare Group Holdings Ltd.		153,191	427,283
Massmart Holdings Ltd.		15,974	132,615
Mediclinic International Ltd.		84,272	740,356
MMI Holdings Ltd.		159,559	289,395
Mondi Ltd.		19,513	453,922
Mr Price Group Ltd.		38,713	594,444
MTN Group Ltd.		286,546	3,262,216
Nampak Ltd.		88,968	144,198
Naspers Ltd. Class N		66,425	9,729,278
Nedbank Group Ltd.		32,913	548,169
Netcare Ltd.		227,030	646,524
Northam Platinum Ltd. (a)		52,863	115,971
Oceana Group Ltd.		3,497	26,063
Omnia Holdings Ltd.		9,664	107,192
Pick 'n Pay Holdings Ltd.		44,791	91,919
Pick 'n Pay Stores Ltd.		35,741	172,778
Pioneer Foods Ltd.		21,344	306,148
Pretoria Portland Cement Co. Ltd.		73,836	88,834
PSG Group Ltd.		15,851	305,726
Redefine Properties Ltd.		697,869	582,944
Remgro Ltd.		77,990	1,562,505
Resilient Property Income Fund Ltd.		40,100	353,508
Reunert Ltd.		22,786	111,106
RMB Holdings Ltd.		112,148	546,842
Royal Bafokeng Holdings (Pty) Ltd. (a)		6,247	12,639
Sanlam Ltd.		288,315	1,302,529
Santam Ltd.		5,066	81,633
Sappi Ltd. (a)		88,697	350,263
Sasol Ltd.		90,329	2,894,294
Shoprite Holdings Ltd.		69,487	723,038
Sibanye Gold Ltd.		109,697	183,219
Spar Group Ltd.		29,292	420,870
Standard Bank Group Ltd.		199,082	2,070,516
Steinhoff International Holdings Ltd.		399,270	2,443,974
Sun International Ltd.		12,563	86,931
Telkom SA Ltd.		50,567	265,642
Tiger Brands Ltd.		26,305	601,865
Tongaat Hulett Ltd.		16,850	144,161
Truworths International Ltd.		68,863	466,501
Tsogo Sun Holdings Ltd.		74,967	134,344
Vodacom Group Ltd.		53,732	581,582
Woolworths Holdings Ltd.		148,899	1,103,051

TOTAL SOUTH AFRICA			47,280,815

Taiwan - 13.9%
Acer, Inc. (a)		455,994	193,831
Advanced Semiconductor Engineering, Inc.		1,006,940	1,162,413
Advantech Co. Ltd.		54,784	394,026
Asia Cement Corp.		393,153	408,714
ASUSTeK Computer, Inc.		115,000	1,030,802
AU Optronics Corp.		1,409,000	414,447
Capital Securities Corp.		312,195	92,894
Catcher Technology Co. Ltd.		121,000	1,192,669
Cathay Financial Holding Co. Ltd.		1,299,641	1,857,488
Cathay Real Estate Development Co. Ltd.		110,000	47,605
Chang Hwa Commercial Bank		884,303	460,333
Cheng Shin Rubber Industry Co. Ltd.		298,937	542,350
Cheng Uei Precision Industries Co. Ltd.		62,109	91,064
Chicony Electronics Co. Ltd.		86,917	207,755
China Airlines Ltd. (a)		451,043	161,856
China Development Finance Holding Corp.		2,327,800	627,391
China Motor Co. Ltd.		89,000	63,053
China Steel Corp.		1,995,204	1,207,632
Chinatrust Financial Holding Co. Ltd.		2,773,913	1,525,161
Chunghwa Telecom Co. Ltd.		621,000	1,902,569
Compal Electronics, Inc.		682,000	426,447
Delta Electronics, Inc.		331,000	1,692,469
E.SUN Financial Holdings Co. Ltd.		1,240,622	747,086
ECLAT Textile Co. Ltd.		32,000	472,139
EPISTAR Corp.		160,000	144,895
Eternal Materials Co. Ltd.		136,160	129,177
EVA Airways Corp. (a)		326,575	192,133
Evergreen Marine Corp. (Taiwan)		244,420	109,166
Far Eastern International Bank		353,356	109,931
Far Eastern Textile Ltd.		659,705	601,487
Far EasTone Telecommunications Co. Ltd.		265,000	574,650
Feng Hsin Iron & Steel Co.		87,000	100,493
Feng Tay Enterprise Co. Ltd.		49,000	281,488
First Financial Holding Co. Ltd.		1,515,201	735,081
Formosa Chemicals & Fibre Corp.		723,760	1,660,869
Formosa Petrochemical Corp.		312,000	760,179
Formosa Plastics Corp.		806,520	1,875,628
Formosa Taffeta Co. Ltd.		148,000	146,792
Foxconn Technology Co. Ltd.		177,988	468,202
Fubon Financial Holding Co. Ltd.		1,188,334	1,929,007
Giant Manufacturing Co. Ltd.		45,000	340,290
Hermes Microvision, Inc.		9,000	347,913
Hon Hai Precision Industry Co. Ltd. (Foxconn)		2,267,443	6,048,377
Hotai Motor Co. Ltd.		67,000	787,325
HTC Corp.		117,000	282,905
Hua Nan Financial Holdings Co. Ltd.		1,249,375	602,271
Innolux Corp.		1,584,347	534,379
Inotera Memories, Inc. (a)		407,000	314,668
Inventec Corp.		496,865	286,197
Largan Precision Co. Ltd.		16,000	1,249,345
Lite-On Technology Corp.		343,565	357,693
Macronix International Co. Ltd. (a)		460,101	67,601
MediaTek, Inc.		238,292	1,868,021
Mega Financial Holding Co. Ltd.		1,642,098	1,198,759
Nan Ya Plastics Corp.		939,860	1,873,062
Nan Ya Printed Circuit Board Corp.		27,000	27,403
Nanya Technology Corp.		53,000	65,383
Novatek Microelectronics Corp.		92,000	314,554
Oriental Union Chemical Corp.		119,300	89,480
Pegatron Corp.		310,000	761,990
Pou Chen Corp.		435,000	616,356
President Chain Store Corp.		93,000	618,759
President Securities Corp.		117,500	52,480
Quanta Computer, Inc.		428,000	731,680
Realtek Semiconductor Corp.		73,401	153,969
Shin Kong Financial Holding Co. Ltd.		1,273,533	305,585
Siliconware Precision Industries Co. Ltd.		482,000	636,808
Sinopac Holdings Co.		1,576,623	522,061
Synnex Technology International Corp.		198,000	209,496
Taishin Financial Holdings Co. Ltd.		1,407,060	552,596
Taiwan Business Bank		672,703	173,019
Taiwan Cement Corp.		515,000	574,249
Taiwan Cooperative Financial Holding Co. Ltd.		1,341,140	601,065
Taiwan Fertilizer Co. Ltd.		103,000	131,824
Taiwan Glass Industry Corp. (a)		185,475	73,413
Taiwan Mobile Co. Ltd.		274,900	867,927
Taiwan Secom Co.		46,390	139,606
Taiwan Semiconductor Manufacturing Co. Ltd.		3,908,000	16,466,240
TECO Electric & Machinery Co. Ltd.		282,000	246,690
Ton Yi Industrial Corp.		102,000	49,955
Transcend Information, Inc.		45,000	125,720
U-Ming Marine Transport Corp.		70,000	83,012
Unified-President Enterprises Corp.		792,983	1,343,418
Unimicron Technology Corp.		188,000	82,809
United Microelectronics Corp.		1,947,000	710,070
Vanguard International Semiconductor Corp.		144,000	186,071
Walsin Lihwa Corp. (a)		519,000	125,494
Wan Hai Lines Ltd.		138,000	91,603
Wistron Corp.		407,017	205,608
Yang Ming Marine Transport Corp. (a)		302,900	92,274
Yuanta Financial Holding Co. Ltd.		1,642,952	647,768
Yuen Foong Yu Paper Manufacturing Co.		178,000	61,408
Yulon Motor Co. Ltd.		134,000	142,400
Yulon Nissan Motor Co. Ltd.		3,000	26,336

TOTAL TAIWAN			71,806,757

Thailand - 2.6%
Advanced Info Service PCL (For. Reg.)		197,100	1,290,049
Airports of Thailand PCL (For. Reg.)		72,300	604,359
Bangkok Bank PCL (For. Reg.)		76,900	361,418
Bangkok Dusit Medical Services PCL (For. Reg.)		608,100	324,243
Bangkok Life Assurance PCL		69,500	100,559
Banpu PCL (For. Reg.)		146,400	89,264
BEC World PCL (For. Reg.)		163,400	144,558
Berli Jucker PCL (For. Reg)		59,100	62,192
Big C Supercenter PCL		37,900	212,923
Big C Supercenter PCL (For. Reg.)		16,900	94,945
BTS Group Holdings PCL		1,043,100	282,939
Bumrungrad Hospital PCL (For. Reg.)		58,400	354,278
C.P. ALL PCL (For. Reg.)		731,400	1,028,836
Central Pattana PCL (For. Reg.)		216,400	279,669
Charoen Pokphand Foods PCL (For. Reg.)		501,200	291,222
Delta Electronics PCL (For. Reg.)		80,400	191,046
Electricity Generating PCL (For. Reg.)		36,800	160,690
Glow Energy PCL (For. Reg.)		70,700	169,964
Home Product Center PCL (For. Reg.)		543,906	106,860
Indorama Ventures PCL (For. Reg.)		231,900	150,394
Intouch Holdings PCL		76,700	161,642
Intouch Holdings PCL (For. Reg.)		180,300	379,974
IRPC PCL (For. Reg.)		1,463,600	167,571
Kasikornbank PCL (For. Reg.)		193,300	935,047
Krung Thai Bank PCL (For. Reg.)		579,770	278,256
Land & House PCL		248,900	59,756
Land & House PCL (For. Reg.)		246,300	59,131
Minor International PCL (For. Reg.)		259,480	222,313
PTT Exploration and Production PCL (For. Reg.)		234,039	481,506
PTT Global Chemical PCL (For. Reg.)		266,439	417,420
PTT PCL (For. Reg.)		137,800	1,064,282
Ratchaburi Electric Generating Holding PCL (For. Reg.)		70,900	105,531
Siam Cement PCL (For. Reg.)		49,000	622,899
Siam City Cement PCL (For. Reg.)		10,100	95,897
Siam Commercial Bank PCL (For. Reg.)		252,200	944,850
Thai Airways International PCL (For. Reg.) (a)		82,000	23,260
Thai Oil PCL (For. Reg.)		137,200	208,972
Thai Union Frozen Products PCL (For. Reg.)		333,020	165,451
TMB PCL (For. Reg.)		3,631,400	271,041
Total Access Communication PCL		53,400	101,961
Total Access Communication PCL (For. Reg.)		57,100	109,026
True Corp. PCL (For. Reg.) (a)		1,248,148	353,485

TOTAL THAILAND			13,529,679

Turkey - 1.6%
Akbank T.A.S.		326,257	838,192
Akcansa Cimento A/S		5,053	23,745
Anadolu Efes Biracilik Ve Malt Sanayii A/S		28,900	227,996
Arcelik A/S		29,859	162,845
Aselsan A/S		26,045	124,624
Aygaz A/S		8,076	30,333
Bim Birlesik Magazalar A/S JSC		39,668	806,858
Coca-Cola Icecek Sanayi A/S		10,654	135,030
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		302,008	293,161
Enka Insaat ve Sanayi A/S		78,025	138,365
Eregli Demir ve Celik Fabrikalari T.A.S.		201,517	286,163
Ford Otomotiv Sanayi A/S		12,836	151,017
Haci Omer Sabanci Holding A/S		127,303	404,344
Koc Holding A/S		102,759	464,099
Koza Altin Isletmeleri A/S		5,760	32,402
Migros Turk Ticaret A/S (a)		3,793	22,378
Pegasus Hava Tasimaciligi A/S (a)		5,398	34,624
Petkim Petrokimya Holding A/S (a)		47,728	70,395
TAV Havalimanlari Holding A/S		22,429	176,176
Tofas Turk Otomobil Fabrikasi A/S		20,612	136,098
Tupras Turkiye Petrol Rafinelleri A/S (a)		19,649	518,959
Turk Hava Yollari AO (a)		99,196	292,954
Turk Sise ve Cam Fabrikalari A/S		72,165	82,675
Turk Telekomunikasyon A/S		81,540	175,923
Turk Traktor ve Ziraat Makinalari A/S		1,655	39,397
Turkcell Iletisim Hizmet A/S		124,963	496,596
Turkiye Garanti Bankasi A/S		337,102	872,902
Turkiye Halk Bankasi A/S		100,940	379,122
Turkiye Is Bankasi A/S Series C		228,815	390,855
Turkiye Sinai Kalkinma Bankasi A/S		120,189	63,487
Turkiye Vakiflar Bankasi TAO		163,610	233,456
Ulker Biskuvi Sanayi A/S		28,524	192,743
Yapi ve Kredi Bankasi A/S		158,493	192,992
Yazicilar Holding A/S		5,696	31,749

TOTAL TURKEY			8,522,655

United Arab Emirates - 1.0%
Abu Dhabi Commercial Bank PJSC (a)		307,296	627,476
Agthia Group PJSC		18,700	38,948
Air Arabia PJSC (a)		410,722	150,960
Aldar Properties PJSC (a)		512,672	318,239
Arabtec Holding Co. (a)		333,309	147,916
Damac Properties Dubai Co. PJSC (a)		270,100	218,404
Dana Gas PJSC (a)		443,391	56,737
Deyaar Development PJSC (a)		168,480	27,201
DP World Ltd.		27,838	562,606
Dubai Financial Market PJSC (a)		234,782	91,407
Dubai Investments Ltd. (a)		118,240	72,753
Dubai Islamic Bank Pakistan Ltd. (a)		168,155	296,206
Dubai Parks and Resorts PJSC (a)		370,793	127,198
Emaar Malls Group PJSC (a)		333,216	283,955
Emaar Properties PJSC		562,252	987,347
First Gulf Bank PJSC		191,041	642,351
Orascom Construction Ltd. (a)		8,407	84,070
Union National Bank (a)		176,590	269,236
Union Properties Ltd. (a)		109,875	25,756
Waha Capital PJSC (a)		154,576	91,323

TOTAL UNITED ARAB EMIRATES			5,120,089

TOTAL COMMON STOCKS
(Cost $546,369,754)			489,244,453

Nonconvertible Preferred Stocks - 2.9%
Brazil - 2.3%
AES Tiete SA (PN) (non-vtg.)		9,400	33,685
Banco Bradesco SA (PN)		410,468	2,235,114
Braskem SA (PN-A)		21,900	123,681
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		32,700	79,958
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		22,600	297,345
Companhia de Gas de Sao Paulo		1,700	17,809
Companhia de Transmissao de Energia Eletrica Paulista (PN)		4,299	49,494
Companhia Energetica de Minas Gerais (CEMIG) (PN)		112,895	209,599
Companhia Energetica de Sao Paulo Series B		26,400	110,897
Companhia Paranaense de Energia-Copel (PN-B)		12,400	104,498
Gerdau SA (PN)		139,100	195,852
Itau Unibanco Holding SA		496,474	3,407,623
Itausa-Investimentos Itau SA (PN)		562,724	1,050,580
Lojas Americanas SA (PN)		82,770	358,633
Oi SA (PN) (a)		48,090	26,436
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)		683,400	1,366,251
Suzano Papel e Celulose SA		48,400	207,704
Telefonica Brasil SA		62,700	649,509
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)		56,400	40,656
Vale SA (PN-A)		316,900	1,152,872

TOTAL BRAZIL			11,718,196

Chile - 0.1%
Embotelladora Andina SA Class B		35,590	130,513
Sociedad Quimica y Minera de Chile SA (PN-B)		14,287	275,038

TOTAL CHILE			405,551

Colombia - 0.2%
Bancolombia SA (PN)		73,213	634,833
Cementos Argos SA		26,000	81,760
Grupo Aval Acciones y Valores SA		633,345	253,600
Grupo de Inversiones Suramerica SA		18,338	230,159

TOTAL COLOMBIA			1,200,352

Russia - 0.3%
AK Transneft OAO (a)		250	582,730
Bashneft OJSC (a)		3,300	82,245
Surgutneftegas OJSC (a)		1,180,491	804,697

TOTAL RUSSIA			1,469,672

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $29,798,150)			14,793,771
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	51,465

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.2% 2/4/16 (Cost $999,460)(e)		1,000,000	999,712
		Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.18% (f)		8,542,069	8,542,069
Fidelity Securities Lending Cash Central Fund, 0.19% (f)(g)		3,129,905	3,129,905
TOTAL MONEY MARKET FUNDS
(Cost $11,671,974)			11,671,974
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $588,892,247)			516,761,375
NET OTHER ASSETS (LIABILITIES) - 0.0%			141,808
NET ASSETS - 100%			$516,903,183

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
301 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Dec. 2015	12,697,685	$568,697

The face value of futures purchased as a percentage of Net Assets is 2.5%

Currency Abbreviations

INR – Indian rupee

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $148,072 or 0.0% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $668,807.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,187
Fidelity Securities Lending Cash Central Fund	153,862
Total	$169,049

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$43,274,400	$25,942,155	$17,265,911	$66,334
Consumer Staples	41,186,741	26,758,197	14,428,544	--
Energy	45,499,531	20,196,668	25,302,863	--
Financials	155,760,959	61,909,568	93,788,885	62,506
Health Care	15,826,747	3,441,444	12,099,639	285,664
Industrials	36,929,475	10,822,138	24,745,116	1,362,221
Information Technology	72,828,541	22,233,803	50,141,698	453,040
Materials	34,752,666	23,284,325	11,414,719	53,622
Telecommunication Services	38,739,228	9,307,658	29,431,570	--
Utilities	19,239,936	6,636,026	12,603,910	--
Corporate Bonds	51,465	--	51,465	--
Government Obligations	999,712	--	999,712	--
Money Market Funds	11,671,974	11,671,974	--	--
Total Investments in Securities:	$516,761,375	$222,203,956	$292,274,032	$2,283,387
Derivative Instruments:
Assets
Futures Contracts	$568,697	$568,697	$--	$--
Total Assets	$568,697	$568,697	$--	$--
Total Derivative Instruments:	$568,697	$568,697	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$5,310,102
Level 2 to Level 1	$34,752,153

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$568,697	$0
Total Equity Risk	568,697	0
Total Value of Derivatives	$568,697	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Spartan® Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015
Assets
Investment in securities, at value (including securities loaned of $2,826,832) — See accompanying schedule: Unaffiliated issuers (cost $577,220,273)	$505,089,401
Fidelity Central Funds (cost $11,671,974)	11,671,974
Total Investments (cost $588,892,247)		$516,761,375
Cash		14,638
Foreign currency held at value (cost $3,502,066)		3,488,414
Receivable for fund shares sold		688,363
Dividends receivable		282,399
Interest receivable		207
Distributions receivable from Fidelity Central Funds		12,946
Receivable for daily variation margin for derivative instruments		36,032
Receivable from investment adviser for expense reductions		65,132
Other receivables		1,951
Total assets		521,351,457
Liabilities
Payable for investments purchased	$140,110
Payable for fund shares redeemed	558,834
Accrued management fee	108,649
Other affiliated payables	43,032
Other payables and accrued expenses	467,744
Collateral on securities loaned, at value	3,129,905
Total liabilities		4,448,274
Net Assets		$516,903,183
Net Assets consist of:
Paid in capital		$595,977,303
Undistributed net investment income		10,294,657
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,307,948)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(72,060,829)
Net Assets		$516,903,183
Investor Class:
Net Asset Value, offering price and redemption price per share ($23,982,699 ÷ 2,851,839 shares)		$8.41
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($443,051,814 ÷ 52,637,624 shares)		$8.42
Institutional Class:
Net Asset Value, offering price and redemption price per share ($49,625,791 ÷ 5,887,064 shares)		$8.43
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($242,879 ÷ 28,818 shares)		$8.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2015
Investment Income
Dividends		$14,749,738
Interest		2,485
Income from Fidelity Central Funds		169,049
Income before foreign taxes withheld		14,921,272
Less foreign taxes withheld		(1,572,196)
Total income		13,349,076
Expenses
Management fee	$1,164,633
Transfer agent fees	467,057
Independent trustees' compensation	1,857
Miscellaneous	638
Total expenses before reductions	1,634,185
Expense reductions	(698,407)	935,778
Net investment income (loss)		12,413,298
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,568)	(3,933,403)
Foreign currency transactions	(578,462)
Futures contracts	(617,655)
Total net realized gain (loss)		(5,129,520)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $181,467)	(89,402,064)
Assets and liabilities in foreign currencies	(23,597)
Futures contracts	281,124
Total change in net unrealized appreciation (depreciation)		(89,144,537)
Net gain (loss)		(94,274,057)
Net increase (decrease) in net assets resulting from operations		$(81,860,759)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2015	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,413,298	$7,037,371
Net realized gain (loss)	(5,129,520)	(3,367,454)
Change in net unrealized appreciation (depreciation)	(89,144,537)	5,591,718
Net increase (decrease) in net assets resulting from operations	(81,860,759)	9,261,635
Distributions to shareholders from net investment income	(6,840,222)	(4,624,751)
Share transactions - net increase (decrease)	243,665,786	128,951,374
Redemption fees	96,041	77,190
Total increase (decrease) in net assets	155,060,846	133,665,448
Net Assets
Beginning of period	361,842,337	228,176,889
End of period (including undistributed net investment income of $10,294,657 and undistributed net investment income of $6,018,159, respectively)	$516,903,183	$361,842,337

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Emerging Markets Index Fund Investor Class

Years ended October 31,	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$10.16	$10.04	$9.76	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.24	.25	.26	.27	.02
Net realized and unrealized gain (loss)	(1.82)	.06	.19	(.06)	(.48)
Total from investment operations	(1.58)	.31	.45	.21	(.46)
Distributions from net investment income	(.17)	(.19)	(.12)	–	–
Distributions from net realized gain	–	–	(.06)	(.03)	–
Total distributions	(.17)	(.19)	(.19)C	(.03)	–
Redemption fees added to paid in capitalB	–D	–D	.02	.04	–D
Net asset value, end of period	$8.41	$10.16	$10.04	$9.76	$9.54
Total ReturnE,F	(15.68)%	3.18%	4.78%	2.68%	(4.60)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.46%	.46%	.46%	.46%	.46%I
Expenses net of fee waivers, if any	.31%	.31%	.32%	.33%	.33%I
Expenses net of all reductions	.31%	.31%	.32%	.33%	.33%I
Net investment income (loss)	2.55%	2.50%	2.56%	2.80%	1.76%I
Supplemental Data
Net assets, end of period (000 omitted)	$23,983	$16,792	$10,259	$44,554	$14,188
Portfolio turnover rateJ	1%	8%	33%	62%	- %K,L

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.19 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.064 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount represents less than 1%.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Emerging Markets Index Fund Fidelity Advantage Class

Years ended October 31,	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$10.17	$10.05	$9.77	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.25	.26	.26	.28	.02
Net realized and unrealized gain (loss)	(1.82)	.06	.21	(.06)	(.48)
Total from investment operations	(1.57)	.32	.47	.22	(.46)
Distributions from net investment income	(.18)	(.20)	(.14)	–	–
Distributions from net realized gain	–	–	(.06)	(.03)	–
Total distributions	(.18)	(.20)	(.20)	(.03)	–
Redemption fees added to paid in capitalB	–C	–C	.01	.04	–C
Net asset value, end of period	$8.42	$10.17	$10.05	$9.77	$9.54
Total ReturnD,E	(15.57)%	3.30%	4.93%	2.78%	(4.60)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%	.35%	.35%	.35%	.35%H
Expenses net of fee waivers, if any	.20%	.20%	.20%	.22%	.22%H
Expenses net of all reductions	.20%	.20%	.20%	.22%	.22%H
Net investment income (loss)	2.66%	2.61%	2.68%	2.91%	1.87%H
Supplemental Data
Net assets, end of period (000 omitted)	$443,052	$323,342	$210,071	$51,728	$10,517
Portfolio turnover rateI	1%	8%	33%	62%	- %J,K

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Emerging Markets Index Fund Institutional Class

Years ended October 31,	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$10.18	$10.06	$9.79	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.25	.26	.27	.28	.03
Net realized and unrealized gain (loss)	(1.81)	.06	.20	(.04)	(.49)
Total from investment operations	(1.56)	.32	.47	.24	(.46)
Distributions from net investment income	(.19)	(.20)	(.15)	–	–
Distributions from net realized gain	–	–	(.06)	(.03)	–
Total distributions	(.19)	(.20)	(.21)	(.03)	–
Redemption fees added to paid in capitalB	–C	–C	.01	.04	–C
Net asset value, end of period	$8.43	$10.18	$10.06	$9.79	$9.54
Total ReturnD,E	(15.49)%	3.37%	4.91%	2.99%	(4.60)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.28%	.28%	.28%	.28%	.28%H
Expenses net of fee waivers, if any	.13%	.13%	.13%	.15%	.15%H
Expenses net of all reductions	.13%	.13%	.13%	.15%	.15%H
Net investment income (loss)	2.73%	2.68%	2.74%	2.99%	1.93%H
Supplemental Data
Net assets, end of period (000 omitted)	$49,626	$21,598	$474	$517	$4,771
Portfolio turnover rateI	1%	8%	33%	62%	- %J,K

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Emerging Markets Index Fund Fidelity Advantage Institutional Class

Years ended October 31,	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$10.18	$10.06	$9.79	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.26	.27	.26	.28	.03
Net realized and unrealized gain (loss)	(1.82)	.06	.21	(.04)	(.49)
Total from investment operations	(1.56)	.33	.47	.24	(.46)
Distributions from net investment income	(.19)	(.21)	(.15)	–	–
Distributions from net realized gain	–	–	(.06)	(.03)	–
Total distributions	(.19)	(.21)	(.21)	(.03)	–
Redemption fees added to paid in capitalB	–C	–C	.01	.04	–C
Net asset value, end of period	$8.43	$10.18	$10.06	$9.79	$9.54
Total ReturnD,E	(15.46)%	3.40%	4.95%	2.99%	(4.60)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.24%	.25%	.25%H
Expenses net of fee waivers, if any	.10%	.10%	.10%	.12%	.12%H
Expenses net of all reductions	.10%	.10%	.10%	.12%	.12%H
Net investment income (loss)	2.76%	2.71%	2.78%	3.02%	1.96%H
Supplemental Data
Net assets, end of period (000 omitted)	$243	$111	$7,372	$80	$4,771
Portfolio turnover rateI	1%	8%	33%	62%	- %J,K

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Spartan® Global ex U.S. Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2015	Past 1 year	Life of fundA
Institutional Class	(5.40)%	4.66%
Fidelity Advantage® Institutional Class	(5.45)%	4.68%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan® Global ex U.S. Index Fund - Institutional Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Index performed over the same period.

Period Ending Values
$12,078	Spartan® Global ex U.S. Index Fund - Institutional Class
$12,216	MSCI ACWI (All Country World Index) ex USA Index

Spartan® Global ex U.S. Index Fund

Management's Discussion of Fund Performance

Market Recap:  International equities suffered a moderate setback for the 12 months ending October 31, 2015, held back by a collapse in commodities prices that hurt resources-related sectors and geographies. The MSCI ACWI (All Country World Index) ex USA Index returned -4.55% for the period, affected also by concerns about global economic growth. Commodity producers remained under pressure for much of the past year, largely related to economic deceleration in China (-1%), the world’s second-largest economy and a leading consumer of raw materials. This effect was exacerbated by U.S. dollar strength relative to global currencies, which weighed on commodities priced in dollars and acutely impacted equity returns within regions most exposed to resources prices. The emerging-markets group, for example, returned about -15% this period. Canada, a significant energy producer, returned roughly -17%. Net energy consumer Japan (+9%) was the best-performing region by far. Only about a quarter of the nearly 50 index countries managed a gain this period: Ireland (+19%) – the EU’s fastest-growing economy – and Israel (+17%) proved top performers; Greece (-56%) and Brazil (-46%), among the worst. As for sectors, energy (-25%) and materials (-16%) declined sharply, whereas the two consumer sectors each gained about 6%.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund's share classes slightly trailed the return of the benchmark MSCI ACWI (All Country World Index) ex USA Index. (The fund’s performance relative to the index can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Materials and energy stocks were especially poor performers in absolute terms, as waning global demand for commodities hurt the sector. Shares of BHP Billiton, an Anglo-Australian company, returned about -37%, affected by sliding prices for iron ore. Switzerland-based Glencore, a more diversified mining company, returned -64%. U.K.-based energy giant Royal Dutch Shell also struggled, returning roughly -25% largely due to collapsing crude prices. Elsewhere, various bank stocks detracted, including HSBC Holdings, based in the U.K.; Banco Santander (Spain); Australia & New Zealand Banking Group; and Commonwealth Bank of Australia. On the positive side, a top contributor in absolute terms was Swiss food products giant Nestle, the largest position in the index and fund. Pharmaceutical companies Novo-Nordisk and Sanofi, based in Switzerland and France, respectively, added value, as did China-based and Grand Cayman-listed media company Tencent Holdings. Japanese auto manufacturer Toyota Motor further contributed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Spartan® Global ex U.S. Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.4	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.2	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1	1.0
Toyota Motor Corp. (Japan, Automobiles)	1.0	1.0
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.9	1.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.8	0.8
Sanofi SA (France, Pharmaceuticals)	0.7	0.6
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.6	0.5
Bayer AG (Germany, Pharmaceuticals)	0.6	0.6
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.6	0.7
	8.9

Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.1	28.1
Consumer Discretionary	11.5	11.6
Industrials	10.5	9.2
Consumer Staples	9.9	9.1
Health Care	9.2	8.6
Information Technology	7.9	7.3
Materials	6.2	7.3
Energy	6.1	7.2
Telecommunication Services	5.2	5.3
Utilities	3.8	3.5

Geographic Diversification (% of fund's net assets)

As of October 31, 2015
Japan	16.4%
United Kingdom	13.6%
France	6.9%
Switzerland	6.7%
Germany	6.5%
Canada	6.3%
Australia	4.5%
Korea (South)	3.3%
Hong Kong	2.7%
Other*	33.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of April 30, 2015
Japan	15.3%
United Kingdom	13.0%
Canada	7.0%
France	6.4%
Switzerland	6.3%
Germany	6.2%
Australia	4.9%
Korea (South)	3.2%
Hong Kong	3.0%
Other*	34.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Spartan® Global ex U.S. Index Fund

Investments October 31, 2015

Showing Percentage of Net Assets

Common Stocks - 96.4%
		Shares	Value
Australia - 4.5%
AGL Energy Ltd.		32,643	$387,102
Alumina Ltd.		121,799	93,445
Amcor Ltd.		57,345	553,885
AMP Ltd.		143,477	581,915
APA Group unit		54,193	353,078
Aristocrat Leisure Ltd.		25,997	171,604
Asciano Ltd.		47,142	274,532
ASX Ltd.		9,348	273,278
Aurizon Holdings Ltd.		102,348	375,260
Australia & New Zealand Banking Group Ltd.		134,104	2,593,612
Bank of Queensland Ltd.		17,949	166,398
Bendigo & Adelaide Bank Ltd.		22,026	167,093
BHP Billiton Ltd.		155,578	2,551,595
Boral Ltd.		35,892	137,295
Brambles Ltd.		76,838	565,834
Caltex Australia Ltd.		13,231	296,193
Cimic Group Ltd.		5,064	99,271
Coca-Cola Amatil Ltd.		28,128	182,023
Cochlear Ltd.		2,767	174,634
Commonwealth Bank of Australia		82,340	4,470,896
Computershare Ltd.		22,934	175,776
Crown Ltd.		17,045	138,142
CSL Ltd.		22,684	1,507,812
DEXUS Property Group unit		45,995	252,484
Flight Centre Travel Group Ltd.		2,921	78,585
Fortescue Metals Group Ltd. (a)		75,863	112,098
Goodman Group unit		84,274	361,567
Harvey Norman Holdings Ltd.		27,563	77,440
Healthscope Ltd.		58,602	112,192
Iluka Resources Ltd.		20,763	94,154
Incitec Pivot Ltd.		81,004	226,207
Insurance Australia Group Ltd.		113,935	452,875
Lend Lease Group unit		26,453	243,301
Macquarie Group Ltd.		14,545	880,683
Medibank Private Ltd.		134,303	225,313
Mirvac Group unit		179,181	229,038
National Australia Bank Ltd.		126,771	2,707,152
Newcrest Mining Ltd. (b)		37,332	325,209
Orica Ltd.		17,998	210,548
Origin Energy Ltd.		83,290	323,649
Platinum Asset Management Ltd.		12,061	63,236
Qantas Airways Ltd.		31,700	88,755
QBE Insurance Group Ltd.		66,414	621,684
Ramsay Health Care Ltd.		6,747	296,582
realestate.com.au Ltd.		2,477	84,183
Rio Tinto Ltd.		20,512	733,469
Santos Ltd.		47,825	197,428
Scentre Group unit		257,967	756,651
SEEK Ltd.		16,032	145,640
Sonic Healthcare Ltd.		18,905	258,556
South32 Ltd. (b)		255,744	264,827
SP AusNet		87,800	90,051
Stockland Corp. Ltd. unit		116,320	333,844
Suncorp Group Ltd.		62,705	582,502
Sydney Airport unit		52,786	241,238
Tabcorp Holdings Ltd.		38,818	129,733
Tatts Group Ltd.		72,614	203,881
Telstra Corp. Ltd.		207,315	794,358
The GPT Group unit		87,128	295,087
TPG Telecom Ltd.		13,283	104,111
Transurban Group unit		92,624	686,348
Treasury Wine Estates Ltd.		34,920	174,777
Vicinity Centers unit		160,910	332,402
Wesfarmers Ltd.		54,432	1,522,153
Westfield Corp. unit (b)		95,546	693,198
Westpac Banking Corp.		151,276	3,369,525
Westpac Banking Corp. (b)		6,577	141,489
Woodside Petroleum Ltd.		35,941	753,789
Woolworths Ltd.		61,353	1,051,052
WorleyParsons Ltd.		9,968	45,987

TOTAL AUSTRALIA			38,259,704

Austria - 0.1%
Andritz AG		3,740	188,361
Erste Group Bank AG (b)		13,473	395,132
OMV AG		7,264	193,306
Raiffeisen International Bank-Holding AG (b)		5,467	86,449
Voestalpine AG		5,534	200,425

TOTAL AUSTRIA			1,063,673

Bailiwick of Jersey - 0.8%
Experian PLC		47,784	816,195
Glencore Xstrata PLC		592,999	1,028,438
Petrofac Ltd.		12,443	161,705
Randgold Resources Ltd.		4,420	296,436
Shire PLC		28,697	2,173,249
Wolseley PLC		12,622	741,054
WPP PLC		63,105	1,414,614

TOTAL BAILIWICK OF JERSEY			6,631,691

Belgium - 1.0%
Ageas		10,167	449,274
Anheuser-Busch InBev SA NV		38,976	4,650,796
Belgacom SA		7,361	255,099
Colruyt NV		3,370	166,892
Delhaize Group SA		5,003	464,223
Groupe Bruxelles Lambert SA		3,923	318,842
KBC Groep NV		12,118	738,236
Solvay SA Class A		2,841	321,158
Telenet Group Holding NV (b)		2,496	145,251
UCB SA		6,130	530,640
Umicore SA		4,461	189,599

TOTAL BELGIUM			8,230,010

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (b)		112,000	89,155
Alibaba Pictures Group Ltd. (b)		480,000	127,823
Beijing Enterprises Water Group Ltd.		214,000	169,493
Brilliance China Automotive Holdings Ltd.		148,000	205,223
Cheung Kong Infrastructure Holdings Ltd.		30,000	278,309
China Gas Holdings Ltd.		96,000	152,786
China Resource Gas Group Ltd.		44,000	120,694
Cosco Pacific Ltd.		90,707	117,348
Credicorp Ltd. (United States)		3,296	373,041
First Pacific Co. Ltd.		114,852	78,591
GOME Electrical Appliances Holdings Ltd.		582,104	106,368
Haier Electronics Group Co. Ltd.		60,000	115,959
Hanergy Thin Film Power Group Ltd. (b)		576,000	161,280
Kerry Properties Ltd.		29,500	87,324
Kunlun Energy Co. Ltd.		162,000	132,253
Li & Fung Ltd.		284,000	230,228
Luye Pharma Group Ltd. (b)		60,000	59,001
Nine Dragons Paper (Holdings) Ltd.		83,000	54,767
Noble Group Ltd.		243,131	87,294
NWS Holdings Ltd.		73,831	110,965
Seadrill Ltd. (a)(b)		18,041	112,959
Shangri-La Asia Ltd.		64,000	58,571
Sihuan Pharmaceutical Holdings Group Ltd.		161,000	86,210
Yue Yuen Industrial (Holdings) Ltd.		35,000	127,682

TOTAL BERMUDA			3,243,324

Brazil - 0.8%
Ambev SA		228,000	1,128,605
B2W Companhia Global do Varejo (b)		5,500	20,793
Banco Bradesco SA		36,340	220,873
Banco do Brasil SA		41,400	171,438
Banco Santander SA (Brasil) unit		34,900	125,155
BB Seguridade Participacoes SA		33,600	231,751
BM&F BOVESPA SA		82,900	245,053
BR Malls Participacoes SA		21,400	62,149
Brasil Foods SA		31,700	494,009
CCR SA		40,900	128,537
Cetip SA - Mercados Organizado		10,804	95,530
Cielo SA		41,036	389,552
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		15,600	67,714
Companhia Siderurgica Nacional SA (CSN)		35,700	40,175
Cosan SA Industria e Comercio		5,800	37,162
CPFL Energia SA		10,009	40,202
Cyrela Brazil Realty SA		13,600	31,597
Drogasil SA		9,900	102,657
Duratex SA		17,444	28,949
Ecorodovias Infraestrutura e Logistica SA		8,100	12,497
Embraer SA		32,400	237,589
Energias do Brasil SA		10,900	31,881
Equatorial Energia SA		9,000	80,256
Estacio Participacoes SA		14,400	57,726
Fibria Celulose SA		11,900	162,429
Hypermarcas SA (b)		16,100	73,058
JBS SA		35,300	130,434
Klabin SA unit		26,700	151,828
Kroton Educacional SA		64,752	165,551
Localiza Rent A Car SA		7,480	50,428
Lojas Americanas SA		7,875	23,891
Lojas Renner SA		30,000	143,911
M. Dias Branco SA		1,600	29,000
Multiplan Empreendimentos Imobiliarios SA		3,800	41,453
Natura Cosmeticos SA		8,700	51,660
Odontoprev SA		12,000	30,743
Petroleo Brasileiro SA - Petrobras (ON) (b)		143,900	349,997
Porto Seguro SA		4,700	39,401
Qualicorp SA		10,300	43,267
Sul America SA unit		8,553	41,983
Terna Participacoes SA unit		4,700	24,252
TIM Participacoes SA		38,100	83,480
Totvs SA		6,100	54,048
Tractebel Energia SA		8,100	71,138
Ultrapar Participacoes SA		17,600	305,766
Vale SA		63,500	280,901
Via Varejo SA unit		5,800	6,392
Weg SA		26,600	99,322

TOTAL BRAZIL			6,536,183

Canada - 6.1%
Agnico Eagle Mines Ltd. (Canada)		10,551	298,230
Agrium, Inc.		6,589	612,995
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		20,294	873,002
AltaGas Ltd.		7,061	182,303
ARC Resources Ltd.		16,120	237,682
ATCO Ltd. Class I (non-vtg.)		3,589	102,515
Bank of Montreal (a)		31,336	1,822,262
Bank of Nova Scotia		58,908	2,770,154
Barrick Gold Corp.		56,593	434,965
Baytex Energy Corp.		9,301	37,841
BCE, Inc.		7,065	305,379
BlackBerry Ltd. (b)		24,823	180,914
Bombardier, Inc. Class B (sub. vtg.)		92,012	99,921
Brookfield Asset Management, Inc. Class A		41,893	1,463,500
CAE, Inc.		13,246	149,519
Cameco Corp.		19,176	271,596
Canadian Imperial Bank of Commerce		19,238	1,475,365
Canadian National Railway Co.		38,865	2,373,927
Canadian Natural Resources Ltd.		53,026	1,229,541
Canadian Oil Sands Ltd.		24,038	181,443
Canadian Pacific Railway Ltd.		7,815	1,098,200
Canadian Tire Ltd. Class A (non-vtg.)		3,517	309,365
Canadian Utilities Ltd. Class A (non-vtg.)		5,989	157,557
Cenovus Energy, Inc.		40,107	597,495
CGI Group, Inc. Class A (sub. vtg.) (b)		10,805	401,345
CI Financial Corp.		11,568	276,018
Constellation Software, Inc.		912	394,065
Crescent Point Energy Corp.		24,219	330,057
Dollarama, Inc.		5,920	399,903
Eldorado Gold Corp.		35,085	122,620
Empire Co. Ltd. Class A (non-vtg.)		8,211	171,994
Enbridge, Inc.		41,544	1,775,691
Encana Corp.		40,681	309,556
Enerplus Corp.		10,050	47,422
Fairfax Financial Holdings Ltd. (sub. vtg.)		1,044	514,112
Finning International, Inc.		8,513	136,067
First Capital Realty, Inc.		5,618	83,222
First Quantum Minerals Ltd.		34,031	181,658
Fortis, Inc.		13,335	385,997
Franco-Nevada Corp.		7,601	385,514
George Weston Ltd.		2,475	208,433
Gildan Activewear, Inc.		11,057	317,859
Goldcorp, Inc.		40,150	513,696
Great-West Lifeco, Inc.		14,407	381,880
H&R REIT/H&R Finance Trust		6,341	101,739
Husky Energy, Inc.		16,899	228,361
IGM Financial, Inc.		4,844	140,030
Imperial Oil Ltd.		14,414	479,622
Industrial Alliance Insurance and Financial Services, Inc.		4,732	155,248
Intact Financial Corp.		6,413	458,022
Inter Pipeline Ltd.		16,396	307,206
Jean Coutu Group, Inc. Class A (sub. vtg.)		4,149	63,238
Keyera Corp.		8,109	250,228
Kinross Gold Corp. (b)		56,152	112,940
Loblaw Companies Ltd.		11,024	580,876
Magna International, Inc. Class A (sub. vtg.)		19,893	1,049,114
Manulife Financial Corp.		95,502	1,583,423
MEG Energy Corp. (b)		7,228	60,141
Methanex Corp.		4,497	179,419
Metro, Inc. Class A (sub. vtg.)		11,963	342,074
National Bank of Canada		15,966	528,822
Onex Corp. (sub. vtg.)		4,174	253,070
Open Text Corp.		5,849	271,113
Paramount Resources Ltd. Class A (b)		2,858	28,917
Pembina Pipeline Corp.		16,563	416,355
Peyto Exploration & Development Corp.		7,302	150,775
Potash Corp. of Saskatchewan, Inc.		40,445	819,045
Power Corp. of Canada (sub. vtg.)		18,044	405,562
Power Financial Corp.		12,237	302,743
PrairieSky Royalty Ltd.		6,784	133,491
Restaurant Brands International, Inc.		9,367	375,941
Restaurant Brands International, Inc.		304	12,209
RioCan (REIT)		7,712	150,395
Rogers Communications, Inc. Class B (non-vtg.)		17,508	696,651
Royal Bank of Canada		69,952	3,999,932
Saputo, Inc.		12,191	290,697
Shaw Communications, Inc. Class B		19,675	408,517
Silver Wheaton Corp.		19,318	262,527
SNC-Lavalin Group, Inc.		7,447	238,684
Sun Life Financial, Inc.		29,643	999,737
Suncor Energy, Inc.		70,085	2,085,506
Teck Resources Ltd. Class B (sub. vtg.)		27,393	160,470
TELUS Corp.		9,529	318,022
The Toronto-Dominion Bank		89,635	3,679,724
Thomson Reuters Corp.		17,050	699,942
Tourmaline Oil Corp. (b)		8,756	182,205
TransAlta Corp.		12,414	57,912
TransCanada Corp.		34,389	1,157,170
Turquoise Hill Resources Ltd. (b)		47,838	129,509
Valeant Pharmaceuticals International, Inc. (Canada) (b)		15,773	1,472,115
Veresen, Inc.		13,930	121,232
Vermilion Energy, Inc.		5,287	186,032
West Fraser Timber Co. Ltd.		3,467	122,681
Yamana Gold, Inc.		45,765	100,098

TOTAL CANADA			51,912,262

Cayman Islands - 1.5%
AAC Technology Holdings, Inc.		35,000	221,962
Anta Sports Products Ltd.		47,000	131,474
ASM Pacific Technology Ltd.		11,400	80,947
Belle International Holdings Ltd.		227,000	220,335
Casetek Holdings		6,000	26,428
Chailease Holding Co. Ltd.		49,816	95,596
Cheung Kong Property Holdings Ltd.		132,216	925,134
China Conch Venture Holdings Ltd.		66,500	151,583
China Huishan Dairy Hld Co. Ltd. (a)		305,000	115,823
China Medical System Holdings Ltd.		52,000	71,425
China Mengniu Dairy Co. Ltd.		134,000	259,558
China Resources Cement Holdings Ltd.		100,198	40,434
China Resources Land Ltd.		132,634	344,661
China State Construction International Holdings Ltd.		90,000	136,566
CK Hutchison Holdings Ltd.		132,216	1,810,500
Country Garden Holdings Co. Ltd.		280,644	106,598
ENN Energy Holdings Ltd.		36,000	206,231
Evergrande Real Estate Group Ltd.		266,000	203,419
GCL-Poly Energy Holdings Ltd. (b)		546,000	112,776
Geely Automobile Holdings Ltd.		250,000	133,317
Haitian International Holdings Ltd.		32,000	55,990
Hengan International Group Co. Ltd.		36,000	388,743
Kingsoft Corp. Ltd.		41,000	92,778
Longfor Properties Co. Ltd.		68,500	91,780
MGM China Holdings Ltd.		43,600	63,594
New World China Land Ltd.		128,000	84,751
Sands China Ltd.		117,200	422,032
Semiconductor Manufacturing International Corp. (b)		1,306,000	120,987
Shenzhou International Group Holdings Ltd.		26,000	128,127
Shimao Property Holdings Ltd.		66,500	116,464
Shui On Land Ltd.		193,003	53,104
Sino Biopharmaceutical Ltd.		144,000	178,949
SOHO China Ltd.		110,000	56,569
Sunac China Holdings Ltd.		85,000	52,129
Tencent Holdings Ltd.		249,700	4,706,690
Tingyi (Cayman Islands) Holding Corp.		94,000	160,932
TPK Holding Co. Ltd.		14,295	35,666
Want Want China Holdings Ltd.		288,000	239,359
WH Group Ltd. (b)		282,000	155,509
Wynn Macau Ltd.		73,600	101,041
Zhen Ding Technology Holding Ltd.		17,302	49,457

TOTAL CAYMAN ISLANDS			12,749,418

Chile - 0.2%
AES Gener SA		106,039	50,786
Aguas Andinas SA		131,818	68,956
Banco de Chile		1,078,995	114,070
Banco de Credito e Inversiones		1,679	68,466
Banco Santander Chile		3,139,058	149,112
Cencosud SA		61,309	134,338
Colbun SA		410,469	109,213
Compania Cervecerias Unidas SA		7,485	89,550
Compania de Petroleos de Chile SA (COPEC)		22,349	208,479
CorpBanca SA		6,508,157	59,713
Empresa Nacional de Electricidad SA		167,539	209,075
Empresa Nacional de Telecomunicaciones SA (ENTEL)		5,791	53,592
Empresas CMPC SA		59,673	147,036
Enersis SA		949,852	251,353
LATAM Airlines Group SA (b)		14,275	76,376
S.A.C.I. Falabella		24,675	165,915
Sonda SA		20,000	32,186
Vina Concha y Toro SA		22,404	38,163

TOTAL CHILE			2,026,379

China - 2.5%
Agricultural Bank of China Ltd. (H Shares)		1,116,000	456,344
Air China Ltd. (H Shares)		82,000	78,984
Aluminum Corp. of China Ltd. (H Shares) (b)		180,000	57,975
Anhui Conch Cement Co. Ltd. (H Shares)		58,000	176,975
AviChina Industry & Technology Co. Ltd. (H Shares)		104,000	84,755
Bank Communications Co. Ltd. (H Shares)		426,000	314,217
Bank of China Ltd. (H Shares)		3,848,000	1,814,568
BBMG Corp. (H Shares)		57,000	39,944
Beijing Capital International Airport Co. Ltd. (H Shares)		72,000	77,065
BYD Co. Ltd. (H Shares) (b)		31,500	195,858
CGN Power Co. Ltd.		431,000	177,933
China Cinda Asset Management Co. Ltd. (H Shares)		423,000	164,461
China CITIC Bank Corp. Ltd. (H Shares) (b)		391,000	252,850
China Coal Energy Co. Ltd. (H Shares) (a)		195,000	83,453
China Communications Construction Co. Ltd. (H Shares)		215,000	296,740
China Communications Services Corp. Ltd. (H Shares)		110,000	44,127
China Construction Bank Corp. (H Shares)		4,074,000	2,952,656
China Cosco Holdings Co. Ltd. (H Shares) (b)		117,000	74,572
China Everbright Bank Co. Ltd. (H Shares)		170,000	83,311
China Galaxy Securities Co. Ltd. (H Shares)		157,000	135,892
China International Marine Containers (Group) Ltd. (H Shares)		26,400	46,838
China Life Insurance Co. Ltd. (H Shares)		360,000	1,298,190
China Longyuan Power Grid Corp. Ltd. (H Shares)		153,000	139,880
China Merchants Bank Co. Ltd. (H Shares)		221,751	578,974
China Minsheng Banking Corp. Ltd. (H Shares)		284,500	285,910
China National Building Materials Co. Ltd. (H Shares)		136,000	84,499
China Oilfield Services Ltd. (H Shares)		88,000	98,039
China Pacific Insurance (Group) Co. Ltd. (H Shares)		128,200	510,671
China Petroleum & Chemical Corp. (H Shares)		1,234,000	889,522
China Railway Construction Corp. Ltd. (H Shares)		95,000	142,005
China Railway Group Ltd. (H Shares)		197,000	185,571
China Shenhua Energy Co. Ltd. (H Shares)		166,000	279,299
China Shipping Container Lines Co. Ltd. (H Shares) (b)		183,000	73,430
China Southern Airlines Ltd. (H Shares)		94,000	79,887
China Telecom Corp. Ltd. (H Shares)		676,000	352,617
China Vanke Co. Ltd. (H Shares)		65,400	152,620
Chongqing Changan Automobile Co. Ltd. (B Shares)		41,400	76,195
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		114,000	71,595
CITIC Securities Co. Ltd. (H Shares)		106,500	229,489
CRRC Corp. Ltd. (H Shares)		213,950	271,977
Dalian Wanda Commercial Properties Co., Ltd.		28,000	186,877
Datang International Power Generation Co. Ltd. (H Shares)		128,000	47,108
Dongfeng Motor Group Co. Ltd. (H Shares)		130,000	186,602
GF Securities Co. Ltd. (b)		46,800	92,405
Great Wall Motor Co. Ltd. (H Shares)		149,500	181,547
Guangzhou Automobile Group Co. Ltd. (H Shares)		102,000	89,187
Guangzhou R&F Properties Co. Ltd. (H Shares)		49,600	49,226
Haitong Securities Co. Ltd. (H Shares)		158,800	276,296
Huadian Power International Corp. Ltd. (H Shares)		84,000	61,418
Huaneng Power International, Inc. (H Shares)		170,000	184,049
Huaneng Renewables Corp. Ltd. (H Shares)		196,000	60,868
Huatai Securities Co. Ltd. (b)		40,000	90,763
Industrial & Commercial Bank of China Ltd. (H Shares)		3,574,000	2,267,009
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		48,400	40,559
Jiangsu Expressway Co. Ltd. (H Shares)		58,000	78,421
Jiangxi Copper Co. Ltd. (H Shares)		64,000	84,283
New China Life Insurance Co. Ltd. (H Shares)		36,900	162,485
People's Insurance Co. of China Group (H Shares)		319,000	170,722
PetroChina Co. Ltd. (H Shares)		1,022,000	800,128
PICC Property & Casualty Co. Ltd. (H Shares)		165,289	375,052
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		252,500	1,417,346
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		88,000	60,761
Shanghai Electric Group Co. Ltd. (H Shares)		124,000	78,680
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H		21,000	68,228
Shanghai Pharma Holding Co. Ltd. (H Shares)		32,300	74,502
Sinopec Engineering Group Co. Ltd. (H Shares) (c)		66,500	57,249
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares) (b)		173,000	71,808
Sinopharm Group Co. Ltd. (H Shares)		58,800	242,322
Sinotrans Ltd. (H Shares)		77,000	41,812
Tsingtao Brewery Co. Ltd. (H Shares)		18,000	85,923
Weichai Power Co. Ltd. (H Shares)		44,800	47,505
Yanzhou Coal Mining Co. Ltd. (H Shares) (a)		96,000	46,094
Zhejiang Expressway Co. Ltd. (H Shares)		64,000	78,678
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		26,000	168,310
Zijin Mining Group Co. Ltd. (H Shares)		298,000	79,722
ZTE Corp. (H Shares)		36,080	86,884

TOTAL CHINA			21,600,717

Colombia - 0.1%
Almacenes Exito SA		8,946	40,330
Cementos Argos SA		19,648	65,109
Corporacion Financiera Colombiana SA		4,088	53,397
Corporacion Financiera Colombiana SA (RFD) (b)		37	459
Ecopetrol SA		231,673	107,959
Grupo de Inversiones Suramerica SA		12,085	153,430
Interconexion Electrica SA ESP		22,403	53,668
Inversiones Argos SA		13,005	79,906
Isagen SA		39,375	41,726

TOTAL COLOMBIA			595,984

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		7,886	157,774
Komercni Banka A/S		743	153,777

TOTAL CZECH REPUBLIC			311,551

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A		195	279,317
Series B		338	498,352
Carlsberg A/S Series B		5,207	426,857
Coloplast A/S Series B		5,411	388,212
Danske Bank A/S		34,250	941,801
DSV de Sammensluttede Vognmaend A/S		8,411	341,036
ISS Holdings A/S		7,296	256,778
Novo Nordisk A/S Series B		95,035	5,046,691
Novozymes A/S Series B		11,182	518,513
Pandora A/S		5,324	614,246
TDC A/S		38,696	202,827
Tryg A/S		5,976	107,495
Vestas Wind Systems A/S		10,840	632,018
William Demant Holding A/S (b)		1,188	103,170

TOTAL DENMARK			10,357,313

Egypt - 0.0%
Commercial International Bank SAE		25,520	168,437
Commercial International Bank SAE sponsored GDR		14,156	82,813
Global Telecom Holding (b)		55,582	12,944
Global Telecom Holding GDR (b)		10,000	11,650
Talaat Moustafa Group Holding		53,294	44,533

TOTAL EGYPT			320,377

Finland - 0.6%
Elisa Corp. (A Shares)		6,926	261,083
Fortum Corp.		21,458	322,089
Kone Oyj (B Shares)		16,306	696,795
Metso Corp.		5,293	129,621
Neste Oyj		6,364	155,289
Nokia Corp.		178,127	1,325,062
Nokian Tyres PLC		5,634	212,689
Orion Oyj (B Shares)		4,951	177,051
Sampo Oyj (A Shares)		21,675	1,060,177
Stora Enso Oyj (R Shares)		26,532	246,391
UPM-Kymmene Corp.		25,590	479,788
Wartsila Corp.		7,251	309,853

TOTAL FINLAND			5,375,888

France - 6.9%
Accor SA		10,097	502,307
Aeroports de Paris		1,466	184,342
Air Liquide SA		9,339	1,210,790
Air Liquide SA (b)		6,490	841,420
Alcatel-Lucent SA (b)		136,581	554,428
Alstom SA (b)		10,569	344,714
Arkema SA		3,187	233,440
Atos Origin SA		4,138	330,128
AXA SA		95,107	2,538,226
BIC SA		1,391	221,870
BNP Paribas SA		51,334	3,119,396
Bollore Group (b)		186	920
Bollore Group		42,408	209,946
Bouygues SA		9,832	372,627
Bureau Veritas SA		12,907	291,954
Capgemini SA		7,537	671,582
Carrefour SA		27,909	910,576
Casino Guichard Perrachon SA		2,781	160,062
Christian Dior SA		2,639	519,744
CNP Assurances		8,697	124,232
Compagnie de St. Gobain		23,114	970,433
Credit Agricole SA		49,776	630,561
Danone SA		28,062	1,950,310
Dassault Systemes SA		6,188	488,845
Edenred SA		9,823	180,661
EDF SA		6,356	118,365
EDF SA (b)		4,600	85,664
EDF SA (b)		648	12,067
Engie		70,868	1,243,373
Essilor International SA		9,942	1,307,553
Eurazeo SA		1,867	131,559
Eutelsat Communications		8,335	275,059
Fonciere des Regions		1,406	132,579
Gecina SA		1,657	212,095
Groupe Eurotunnel SA		22,297	312,493
Hermes International SCA		1,277	491,980
ICADE		1,608	119,108
Iliad SA		1,259	264,916
Imerys SA		1,728	118,363
Ingenico SA		2,685	317,105
JCDecaux SA		3,678	149,849
Kering SA		3,669	680,035
Klepierre SA		9,129	433,421
L'Oreal SA		7,111	1,298,446
L'Oreal SA (b)		597	109,010
L'Oreal SA (b)		4,500	821,686
Lagardere S.C.A. (Reg.)		5,804	169,197
Legrand SA		12,899	708,368
LVMH Moet Hennessy - Louis Vuitton SA		13,539	2,520,548
Michelin CGDE Series B		9,030	899,643
Natixis SA		45,041	276,374
Numericable Group SA (b)		4,673	211,713
Orange SA		96,232	1,696,733
Pernod Ricard SA		10,276	1,211,360
Peugeot Citroen SA (b)		21,145	372,615
Publicis Groupe SA		9,133	593,146
Remy Cointreau SA		1,172	81,696
Renault SA		9,315	878,153
Rexel SA		14,798	202,269
Safran SA		14,129	1,073,155
Sanofi SA		57,078	5,757,792
Schneider Electric SA		26,957	1,625,915
SCOR SE		7,355	273,938
Societe Generale Series A		35,144	1,632,201
Sodexo SA		1,995	177,632
Sodexo SA (b)		512	45,588
Sodexo SA (b)		1,068	95,093
Sodexo SA (b)		1,000	89,039
Suez Environnement SA		14,364	273,418
Technip SA		5,103	265,916
Thales SA		5,085	368,662
Total SA		106,265	5,138,852
Unibail-Rodamco		4,768	1,332,280
Valeo SA		3,842	594,437
Veolia Environnement SA		21,796	506,326
VINCI SA		23,153	1,562,747
Vivendi SA		56,102	1,349,635
Wendel SA		1,329	159,516
Zodiac Aerospace		9,613	243,132

TOTAL FRANCE			58,585,329

Germany - 6.2%
adidas AG		10,106	905,684
Allianz SE		22,130	3,874,250
Axel Springer Verlag AG		2,164	121,695
BASF AG		44,488	3,644,628
Bayer AG		40,085	5,349,044
Bayerische Motoren Werke AG (BMW)		16,120	1,651,146
Beiersdorf AG		4,872	463,048
Brenntag AG		7,512	453,918
Commerzbank AG (b)		51,409	565,884
Continental AG		5,326	1,280,868
Daimler AG (Germany)		46,680	4,053,661
Deutsche Bank AG		66,822	1,871,556
Deutsche Boerse AG		9,308	857,227
Deutsche Lufthansa AG (b)		11,356	167,709
Deutsche Post AG		46,764	1,389,188
Deutsche Telekom AG		153,718	2,879,383
Deutsche Wohnen AG (Bearer)		16,379	462,077
E.ON AG		96,958	1,022,825
Evonik Industries AG		6,600	239,867
Fraport AG Frankfurt Airport Services Worldwide		2,090	132,610
Fresenius Medical Care AG & Co. KGaA		10,534	948,139
Fresenius SE & Co. KGaA		18,396	1,351,782
GEA Group AG		8,761	351,305
Hannover Reuck SE		2,941	340,224
HeidelbergCement Finance AG		6,818	508,175
Henkel AG & Co. KGaA		5,464	504,773
Hugo Boss AG		3,233	332,728
Infineon Technologies AG		54,518	671,549
K&S AG		9,134	230,565
Kabel Deutschland Holding AG		1,103	140,395
Lanxess AG		4,384	235,499
Linde AG		8,984	1,558,453
MAN SE		1,718	179,172
Merck KGaA		6,248	610,317
Metro AG		8,603	265,172
Muenchener Rueckversicherungs AG		8,141	1,623,266
OSRAM Licht AG		4,316	253,963
ProSiebenSat.1 Media AG		10,594	573,048
RWE AG		23,757	330,604
SAP AG		47,672	3,758,227
Siemens AG		38,416	3,858,661
Symrise AG		5,995	394,885
Telefonica Deutschland Holding AG		28,938	186,348
Thyssenkrupp AG		20,400	411,531
TUI AG		10,000	185,841
TUI AG		14,399	268,368
United Internet AG		6,005	312,044
Volkswagen AG		1,663	230,278
Vonovia SE		22,543	752,111

TOTAL GERMANY			52,753,691

Greece - 0.1%
Alpha Bank AE (b)		150,441	19,025
EFG Eurobank Ergasias SA (b)		324,309	11,055
Folli Follie SA		1,374	27,665
Greek Organization of Football Prognostics SA		9,667	85,574
Hellenic Telecommunications Organization SA		11,640	108,415
Jumbo SA		5,555	53,755
National Bank of Greece SA (b)		72,373	54,315
Piraeus Bank SA (b)		82,653	8,453
Titan Cement Co. SA (Reg.)		2,295	50,348

TOTAL GREECE			418,605

Hong Kong - 2.7%
AIA Group Ltd.		583,600	3,421,840
Bank of East Asia Ltd.		59,807	223,466
Beijing Enterprises Holdings Ltd.		25,000	157,819
BOC Hong Kong (Holdings) Ltd.		178,500	570,787
Cathay Pacific Airways Ltd.		55,000	109,084
China Agri-Industries Holdings Ltd. (b)		102,609	37,670
China Everbright International Ltd.		118,000	190,024
China Everbright Ltd.		44,000	103,556
China Jinmao Hlds Group Ltd.		182,000	50,127
China Merchants Holdings International Co. Ltd.		53,761	178,540
China Mobile Ltd.		297,500	3,566,994
China Overseas Land and Investment Ltd.		192,000	620,135
China Overseas Property Holdings Ltd. (b)		64,000	10,916
China Power International Development Ltd.		155,000	97,407
China Resources Beer Holdings Co. Ltd.		58,372	110,216
China Resources Power Holdings Co. Ltd.		94,000	212,644
China Taiping Insurance Group Ltd. (b)		79,177	248,590
China Unicom Ltd.		286,000	348,545
CITIC Pacific Ltd.		212,000	395,269
CLP Holdings Ltd.		91,500	795,457
CNOOC Ltd.		864,000	975,898
CSPC Pharmaceutical Group Ltd.		202,000	188,071
Far East Horizon Ltd.		92,000	76,523
Fosun International Ltd.		100,000	182,099
Galaxy Entertainment Group Ltd.		114,000	389,410
Goldin Properties Holdings Ltd. (a)(b)		65,000	55,830
Guangdong Investment Ltd.		136,000	191,265
Hang Lung Properties Ltd.		108,000	264,257
Hang Seng Bank Ltd.		36,800	675,127
Henderson Land Development Co. Ltd.		56,331	359,772
HKT Trust/HKT Ltd. unit		122,860	146,379
Hong Kong & China Gas Co. Ltd.		335,000	679,224
Hong Kong Exchanges and Clearing Ltd.		54,173	1,417,646
Hysan Development Co. Ltd.		31,020	137,590
Lenovo Group Ltd.		320,000	297,324
Link (REIT)		111,047	663,471
MTR Corp. Ltd.		70,933	321,345
New World Development Co. Ltd.		259,846	277,153
PCCW Ltd.		196,592	105,853
Power Assets Holdings Ltd.		67,000	666,410
Shanghai Industrial Holdings Ltd.		25,000	65,782
Sino Land Ltd.		146,945	226,810
Sino-Ocean Land Holdings Ltd.		155,591	90,432
SJM Holdings Ltd.		88,000	73,055
Sun Art Retail Group Ltd.		118,500	96,861
Sun Hung Kai Properties Ltd.		83,781	1,119,130
Swire Pacific Ltd. (A Shares)		29,000	335,053
Swire Properties Ltd.		55,600	166,892
Techtronic Industries Co. Ltd.		67,000	244,930
Wharf Holdings Ltd.		70,000	416,531
Wheelock and Co. Ltd.		44,000	205,089
Yuexiu Property Co. Ltd.		332,000	57,200

TOTAL HONG KONG			22,617,498

Hungary - 0.0%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		1,888	85,367
OTP Bank PLC		10,833	209,923
Richter Gedeon PLC		6,668	111,300

TOTAL HUNGARY			406,590

India - 1.7%
ACC Ltd.		1,994	41,984
Adani Enterprises Ltd. (b)		6,730	9,487
Adani Ports & Special Economic Zone (b)		38,886	175,574
Aditya Birla Nuvo Ltd.		1,603	50,449
Ambuja Cements Ltd.		32,576	102,932
Apollo Hospitals Enterprise Ltd. (b)		3,714	74,460
Asian Paints India Ltd.		13,314	168,729
Aurobindo Pharma Ltd.		12,514	159,517
Bajaj Auto Ltd. (b)		3,909	152,554
Bharat Forge Ltd.		4,800	62,829
Bharat Heavy Electricals Ltd.		27,745	84,156
Bharat Petroleum Corp. Ltd. (b)		8,348	110,960
Bharti Airtel Ltd.		57,715	307,438
Bharti Infratel Ltd.		22,787	135,339
Bosch Ltd. (b)		348	108,761
Cairn India Ltd.		22,631	52,990
Cipla Ltd.		16,830	177,371
Coal India Ltd.		34,030	166,098
Container Corp. of India Ltd.		3,000	60,760
Dabur India Ltd.		25,121	103,371
Divi's Laboratories Ltd.		3,682	64,820
DLF Ltd. (b)		17,033	30,262
Dr. Reddy's Laboratories Ltd. (b)		5,688	369,573
Eicher Motors Ltd. (b)		572	154,918
GAIL India Ltd.		18,451	86,887
GlaxoSmithKline Consumer Healthcare Ltd. (b)		468	43,034
Glenmark Pharmaceuticals Ltd. (b)		6,500	98,295
Godrej Consumer Products Ltd.		5,828	112,341
HCL Technologies Ltd.		27,516	366,244
Hero Motocorp Ltd. (b)		2,475	97,565
Hindalco Industries Ltd. (b)		53,506	68,513
Hindustan Unilever Ltd.		36,751	449,437
Housing Development Finance Corp. Ltd.		72,424	1,387,288
ICICI Bank Ltd. (b)		52,168	220,446
Idea Cellular Ltd. (b)		50,783	108,499
Indiabulls Housing Finance Ltd. (b)		14,085	154,628
Infosys Ltd.		86,637	1,502,909
Infosys Ltd. sponsored ADR		2,400	43,584
ITC Ltd.		108,448	553,837
JSW Steel Ltd. (b)		4,019	55,832
Larsen & Toubro Ltd. (b)		15,249	328,431
LIC Housing Finance Ltd. (b)		14,229	103,893
Lupin Ltd.		10,710	315,339
Mahindra & Mahindra Financial Services Ltd. (b)		11,836	40,984
Mahindra & Mahindra Ltd. (b)		17,811	321,605
Marico Ltd.		10,000	59,092
Motherson Sumi Systems Ltd.		14,893	55,982
Nestle India Ltd.		1,094	103,148
NTPC Ltd.		75,871	153,938
Oil & Natural Gas Corp. Ltd.		40,845	154,086
Oil India Ltd.		6,521	40,428
Piramal Enterprises Ltd. (b)		3,759	53,425
Power Finance Corp. Ltd.		12,331	45,009
Reliance Communication Ltd. (b)		44,079	50,603
Reliance Industries Ltd.		62,689	907,323
Rural Electrification Corp. Ltd.		15,308	58,273
Shree Cement Ltd.		380	71,387
Shriram Transport Finance Co. Ltd.		7,177	103,237
Siemens India Ltd. (b)		3,099	62,815
State Bank of India (b)		71,540	258,363
Sun Pharmaceutical Industries Ltd.		46,589	633,103
Tata Consultancy Services Ltd.		22,923	873,365
Tata Motors Ltd. (b)		39,687	234,225
Tata Power Co. Ltd.		53,092	55,786
Tata Steel Ltd.		13,946	52,495
Tech Mahindra Ltd.		11,736	96,704
Ultratech Cemco Ltd. (b)		1,728	76,251
United Breweries Ltd. (b)		3,186	45,603
United Spirits Ltd. (b)		2,850	136,898
UPL Ltd.		13,390	93,800
Vedanta Ltd. (b)		54,911	83,483
Wipro Ltd.		29,452	257,893
Zee Entertainment Enterprises Ltd.		27,752	172,951

TOTAL INDIA			14,374,589

Indonesia - 0.5%
PT Adaro Energy Tbk		776,300	33,558
PT Astra Agro Lestari Tbk		20,800	30,132
PT Astra International Tbk		986,100	423,903
PT Bank Central Asia Tbk		602,900	566,381
PT Bank Danamon Indonesia Tbk Series A		148,500	29,856
PT Bank Mandiri (Persero) Tbk		441,000	279,096
PT Bank Negara Indonesia (Persero) Tbk		342,500	118,400
PT Bank Rakyat Indonesia Tbk		540,600	413,752
PT Bumi Serpong Damai Tbk		340,000	40,005
PT Charoen Pokphand Indonesia Tbk		364,900	66,339
PT Global Mediacom Tbk		324,300	20,539
PT Gudang Garam Tbk		23,800	74,498
PT Indocement Tunggal Prakarsa Tbk		71,100	92,993
PT Indofood CBP Sukses Makmur Tbk		55,600	53,502
PT Indofood Sukses Makmur Tbk		222,200	89,326
PT Jasa Marga Tbk		108,100	38,067
PT Kalbe Farma Tbk		1,031,000	107,374
PT Lippo Karawaci Tbk		913,900	79,317
PT Matahari Department Store Tbk		116,400	140,144
PT Media Nusantara Citra Tbk		207,100	26,871
PT Perusahaan Gas Negara Tbk Series B		511,000	111,612
PT Semen Gresik (Persero) Tbk		144,600	102,838
PT Summarecon Agung Tbk		450,000	45,547
PT Surya Citra Media Tbk		257,000	54,652
PT Tambang Batubara Bukit Asam Tbk		40,200	21,355
PT Telkomunikasi Indonesia Tbk Series B		2,467,000	483,995
PT Tower Bersama Infrastructure Tbk (b)		94,100	49,008
PT Unilever Indonesia Tbk		74,900	201,846
PT United Tractors Tbk		81,200	106,834
PT XL Axiata Tbk (b)		152,800	34,589

TOTAL INDONESIA			3,936,329

Ireland - 0.3%
Bank of Ireland (b)		1,334,019	497,297
CRH PLC		39,047	1,068,748
CRH PLC sponsored ADR		800	21,888
James Hardie Industries PLC CDI		21,778	281,918
Kerry Group PLC Class A		7,708	626,808
Ryanair Holdings PLC		806	11,965
Ryanair Holdings PLC sponsored ADR		1,356	106,026

TOTAL IRELAND			2,614,650

Isle of Man - 0.0%
Genting Singapore PLC		295,400	171,117
Israel - 0.4%
Azrieli Group		1,600	62,691
Bank Hapoalim BM (Reg.)		52,141	271,543
Bank Leumi le-Israel BM (b)		67,046	254,380
Bezeq The Israel Telecommunication Corp. Ltd.		93,909	201,912
Delek Group Ltd.		224	54,131
Israel Chemicals Ltd.		24,482	135,472
Israel Corp. Ltd. (Class A)		152	39,163
Mizrahi Tefahot Bank Ltd.		6,902	83,734
NICE Systems Ltd.		1,986	122,748
NICE Systems Ltd. sponsored ADR		773	47,787
Teva Pharmaceutical Industries Ltd.		30,618	1,817,883
Teva Pharmaceutical Industries Ltd. sponsored ADR		11,242	665,414

TOTAL ISRAEL			3,756,858

Italy - 1.6%
Assicurazioni Generali SpA		56,722	1,075,334
Atlantia SpA		19,981	553,697
Banca Monte dei Paschi di Siena SpA (b)		125,096	230,003
Banco Popolare Societa Cooperativa (b)		17,298	258,886
Enel Green Power SpA		83,140	175,993
Enel SpA		342,078	1,578,393
Eni SpA		123,394	2,015,055
EXOR SpA		4,801	238,366
Finmeccanica SpA (b)		19,904	260,460
Intesa Sanpaolo SpA		615,410	2,143,898
Intesa Sanpaolo SpA (Risparmio Shares)		44,175	141,165
Luxottica Group SpA		8,170	572,739
Mediobanca SpA		27,154	273,218
Prysmian SpA		9,293	200,804
Saipem SpA (a)		12,315	115,718
Snam Rete Gas SpA		102,760	532,230
Telecom Italia SpA (b)		549,770	766,975
Terna SpA		73,212	372,589
UniCredit SpA		231,940	1,499,711
Unione di Banche Italiane ScpA		44,068	330,008
Unipolsai SpA		52,661	127,167

TOTAL ITALY			13,462,409

Japan - 16.4%
ABC-MART, Inc.		1,300	72,510
ACOM Co. Ltd. (b)		19,400	106,211
AEON Co. Ltd.		31,900	472,639
AEON Financial Service Co. Ltd.		5,500	137,421
AEON MALL Co. Ltd.		5,270	88,155
Air Water, Inc.		8,000	130,902
Aisin Seiki Co. Ltd.		9,200	365,139
Ajinomoto Co., Inc.		27,000	601,398
Alfresa Holdings Corp.		8,800	168,743
All Nippon Airways Ltd.		54,000	161,255
Alps Electric Co. Ltd.		8,400	260,729
Amada Holdings Co. Ltd.		17,300	154,288
Aozora Bank Ltd.		56,000	204,683
Asahi Glass Co. Ltd.		47,000	269,098
Asahi Group Holdings		18,700	576,824
Asahi Kasei Corp.		61,000	374,335
Asics Corp.		7,600	209,917
Astellas Pharma, Inc.		102,300	1,484,831
Bandai Namco Holdings, Inc.		8,600	211,390
Bank of Kyoto Ltd.		17,000	171,692
Bank of Yokohama Ltd.		54,000	337,020
Benesse Holdings, Inc.		3,200	85,790
Bridgestone Corp.		31,500	1,155,134
Brother Industries Ltd.		11,800	150,821
Calbee, Inc.		3,700	134,058
Canon, Inc.		51,800	1,546,855
Casio Computer Co. Ltd. (a)		10,100	190,278
Central Japan Railway Co.		7,000	1,276,893
Chiba Bank Ltd.		34,000	248,031
Chubu Electric Power Co., Inc.		30,900	475,335
Chugai Pharmaceutical Co. Ltd.		10,700	344,432
Chugoku Electric Power Co., Inc.		14,000	211,561
Citizen Holdings Co. Ltd.		13,200	100,049
COLOPL, Inc. (a)		2,600	42,474
Credit Saison Co. Ltd.		7,100	145,760
Dai Nippon Printing Co. Ltd.		27,000	279,236
Dai-ichi Mutual Life Insurance Co.		52,200	903,023
Daicel Chemical Industries Ltd.		14,000	185,001
Daihatsu Motor Co. Ltd.		9,700	118,822
Daiichi Sankyo Kabushiki Kaisha		30,900	606,847
Daikin Industries Ltd.		11,400	732,461
Dainippon Sumitomo Pharma Co. Ltd.		7,200	79,690
Daito Trust Construction Co. Ltd.		3,500	378,862
Daiwa House Industry Co. Ltd.		29,000	761,259
Daiwa Securities Group, Inc.		80,000	547,006
DENSO Corp.		23,500	1,095,633
Dentsu, Inc.		10,500	590,290
Don Quijote Holdings Co. Ltd.		5,800	213,058
East Japan Railway Co.		16,200	1,540,225
Eisai Co. Ltd.		12,200	763,105
Electric Power Development Co. Ltd.		7,000	230,762
FamilyMart Co. Ltd.		3,000	122,630
Fanuc Corp.		9,900	1,746,771
Fast Retailing Co. Ltd.		2,600	949,734
Fuji Electric Co. Ltd.		27,000	120,462
Fuji Heavy Industries Ltd.		28,400	1,098,331
Fujifilm Holdings Corp.		22,400	893,508
Fujitsu Ltd.		91,000	430,123
Fukuoka Financial Group, Inc.		37,000	194,700
GungHo Online Entertainment, Inc. (a)		20,100	65,462
Gunma Bank Ltd.		19,000	119,599
Hakuhodo DY Holdings, Inc.		11,500	120,829
Hamamatsu Photonics K.K.		7,200	183,282
Hankyu Hanshin Holdings, Inc.		55,000	358,277
Hikari Tsushin, Inc.		900	68,489
Hino Motors Ltd.		12,900	147,616
Hirose Electric Co. Ltd.		1,465	177,318
Hiroshima Bank Ltd.		25,000	138,839
Hisamitsu Pharmaceutical Co., Inc.		2,700	104,652
Hitachi Chemical Co. Ltd.		5,100	80,619
Hitachi Construction Machinery Co. Ltd.		5,500	85,178
Hitachi High-Technologies Corp.		3,400	91,436
Hitachi Ltd.		234,000	1,349,898
Hitachi Metals Ltd.		10,000	113,258
Hokuhoku Financial Group, Inc.		60,000	133,213
Hokuriku Electric Power Co., Inc.		8,200	122,310
Honda Motor Co. Ltd.		79,000	2,613,355
Hoya Corp.		20,600	850,096
Hulic Co. Ltd.		14,400	134,495
Ibiden Co. Ltd.		6,500	89,564
Idemitsu Kosan Co. Ltd.		4,200	68,878
IHI Corp.		67,000	189,035
Iida Group Holdings Co. Ltd.		7,900	148,069
INPEX Corp.		46,000	438,472
Isetan Mitsukoshi Holdings Ltd.		16,900	271,107
Isuzu Motors Ltd.		28,600	334,034
Itochu Corp.		76,500	957,243
ITOCHU Techno-Solutions Corp.		2,400	52,615
Iyo Bank Ltd.		12,100	130,102
J. Front Retailing Co. Ltd.		11,900	195,425
Japan Airlines Co. Ltd.		5,700	214,737
Japan Airport Terminal Co. Ltd.		2,100	113,576
Japan Exchange Group, Inc.		26,800	431,238
Japan Prime Realty Investment Corp.		40	130,207
Japan Real Estate Investment Corp.		64	295,839
Japan Retail Fund Investment Corp.		118	228,539
Japan Tobacco, Inc.		53,300	1,844,808
JFE Holdings, Inc.		23,400	367,860
JGC Corp.		10,000	158,719
Joyo Bank Ltd.		31,000	161,018
JSR Corp.		9,400	148,457
JTEKT Corp.		9,800	168,921
JX Holdings, Inc.		109,200	428,791
Kajima Corp.		41,000	234,622
Kakaku.com, Inc.		7,000	130,587
Kamigumi Co. Ltd.		11,000	94,508
Kaneka Corp.		14,000	124,142
Kansai Electric Power Co., Inc. (b)		34,400	440,758
Kansai Paint Co. Ltd.		11,000	167,682
Kao Corp.		24,400	1,252,680
Kawasaki Heavy Industries Ltd.		69,000	276,952
KDDI Corp.		84,800	2,052,019
Keihan Electric Railway Co., Ltd.		24,000	170,192
Keihin Electric Express Railway Co. Ltd.		22,000	180,969
Keio Corp.		27,000	219,747
Keisei Electric Railway Co.		14,000	172,520
Keyence Corp.		2,210	1,150,545
Kikkoman Corp.		7,000	219,249
Kintetsu Group Holdings Co. Ltd.		88,000	340,215
Kirin Holdings Co. Ltd.		40,100	567,949
Kobe Steel Ltd.		151,000	190,679
Koito Manufacturing Co. Ltd.		5,000	189,404
Komatsu Ltd.		44,600	733,112
Konami Holdings Corp.		4,600	104,520
Konica Minolta, Inc.		22,700	233,229
Kose Corp.		1,500	146,490
Kubota Corp.		54,000	837,079
Kuraray Co. Ltd.		16,700	205,976
Kurita Water Industries Ltd.		5,300	119,678
Kyocera Corp.		15,500	701,137
Kyowa Hakko Kirin Co., Ltd.		11,000	181,313
Kyushu Electric Power Co., Inc. (b)		20,200	243,788
Kyushu Financial Group, Inc. (b)		17,300	131,713
Lawson, Inc.		3,200	237,033
LIXIL Group Corp.		12,800	274,049
M3, Inc.		9,500	184,130
Mabuchi Motor Co. Ltd.		2,400	118,751
Makita Corp.		5,700	312,319
Marubeni Corp.		80,200	463,398
Marui Group Co. Ltd.		10,700	138,210
Maruichi Steel Tube Ltd.		2,400	61,460
Mazda Motor Corp.		26,200	514,287
McDonald's Holdings Co. (Japan) Ltd. (a)		3,400	80,414
Medipal Holdings Corp.		6,600	115,184
Meiji Holdings Co. Ltd.		5,900	464,919
Minebea Ltd.		15,000	165,207
Miraca Holdings, Inc.		2,800	124,615
Mitsubishi Chemical Holdings Corp.		64,900	404,428
Mitsubishi Corp.		66,900	1,216,282
Mitsubishi Electric Corp.		94,000	978,986
Mitsubishi Estate Co. Ltd.		61,000	1,308,236
Mitsubishi Gas Chemical Co., Inc.		19,000	105,932
Mitsubishi Heavy Industries Ltd.		147,000	741,096
Mitsubishi Logistics Corp.		6,000	86,111
Mitsubishi Materials Corp.		54,000	188,370
Mitsubishi Motors Corp. of Japan		31,000	274,577
Mitsubishi Tanabe Pharma Corp.		10,600	179,238
Mitsubishi UFJ Financial Group, Inc.		617,800	3,995,643
Mitsubishi UFJ Lease & Finance Co. Ltd.		22,800	119,672
Mitsui & Co. Ltd.		82,700	1,048,877
Mitsui Chemicals, Inc.		39,000	147,465
Mitsui Fudosan Co. Ltd.		46,000	1,251,828
Mitsui OSK Lines Ltd.		56,000	149,543
mixi, Inc.		1,900	72,555
Mizuho Financial Group, Inc.		1,133,300	2,334,422
MS&AD Insurance Group Holdings, Inc.		24,500	722,275
Murata Manufacturing Co. Ltd.		9,800	1,395,044
Nabtesco Corp.		5,900	118,147
Nagoya Railroad Co. Ltd.		41,000	169,445
NEC Corp.		126,000	388,708
New Hampshire Foods Ltd.		8,000	166,868
Nexon Co. Ltd.		6,100	84,613
NGK Insulators Ltd.		13,000	281,448
NGK Spark Plug Co. Ltd.		8,800	214,764
NHK Spring Co. Ltd.		7,700	78,370
Nidec Corp.		10,700	806,310
Nikon Corp. (a)		16,500	213,452
Nintendo Co. Ltd.		5,100	815,320
Nippon Building Fund, Inc.		69	327,700
Nippon Electric Glass Co. Ltd.		20,000	97,867
Nippon Express Co. Ltd.		41,000	211,219
Nippon Paint Holdings Co. Ltd.		7,000	147,854
Nippon Prologis REIT, Inc.		71	124,859
Nippon Steel & Sumitomo Metal Corp.		36,670	743,394
Nippon Telegraph & Telephone Corp.		36,300	1,330,809
Nippon Yusen KK		78,000	204,081
Nissan Motor Co. Ltd.		120,500	1,249,130
Nisshin Seifun Group, Inc.		10,795	164,996
Nissin Food Holdings Co. Ltd.		3,300	152,553
Nitori Holdings Co. Ltd.		3,600	280,724
Nitto Denko Corp.		8,000	512,996
NKSJ Holdings, Inc.		16,150	507,082
NOK Corp.		4,700	110,448
Nomura Holdings, Inc.		175,900	1,106,472
Nomura Real Estate Holdings, Inc.		5,900	126,077
Nomura Real Estate Master Fund, Inc. (b)		170	213,252
Nomura Research Institute Ltd.		6,020	246,040
NSK Ltd.		22,300	263,742
NTT Data Corp.		6,100	303,566
NTT DOCOMO, Inc.		72,200	1,406,130
NTT Urban Development Co.		5,900	58,463
Obayashi Corp.		31,000	271,872
Odakyu Electric Railway Co. Ltd.		30,000	293,242
Oji Holdings Corp.		38,000	196,802
Olympus Corp.		13,400	452,000
OMRON Corp.		9,400	311,261
Ono Pharmaceutical Co. Ltd.		4,000	547,979
Oracle Corp. Japan		1,800	81,865
Oriental Land Co. Ltd.		9,700	589,244
ORIX Corp.		64,100	936,102
Osaka Gas Co. Ltd.		91,000	358,401
Otsuka Corp.		2,500	120,849
Otsuka Holdings Co. Ltd.		18,900	629,000
Panasonic Corp.		106,800	1,253,058
Park24 Co. Ltd.		4,700	98,505
Rakuten, Inc.		45,100	624,779
Recruit Holdings Co. Ltd.		7,000	224,991
Resona Holdings, Inc.		106,900	565,643
Ricoh Co. Ltd.		34,000	366,449
Rinnai Corp.		1,900	150,624
ROHM Co. Ltd.		4,600	227,385
Ryohin Keikaku Co. Ltd.		1,100	220,877
Sankyo Co. Ltd. (Gunma)		2,400	92,495
Sanrio Co. Ltd.		2,500	66,416
Santen Pharmaceutical Co. Ltd.		18,200	247,019
SBI Holdings, Inc. Japan		10,430	118,050
Secom Co. Ltd.		10,100	673,721
Sega Sammy Holdings, Inc.		8,500	89,512
Seibu Holdings, Inc.		5,800	117,385
Seiko Epson Corp.		13,800	210,797
Sekisui Chemical Co. Ltd.		19,900	234,800
Sekisui House Ltd.		28,900	481,081
Seven & i Holdings Co. Ltd.		36,400	1,653,463
Seven Bank Ltd.		28,800	131,229
Sharp Corp. (a)(b)		72,000	78,918
Shikoku Electric Power Co., Inc.		8,800	149,398
Shimadzu Corp.		12,000	186,150
Shimamura Co. Ltd.		1,100	123,542
SHIMANO, Inc.		3,800	598,761
SHIMIZU Corp.		29,000	253,912
Shin-Etsu Chemical Co. Ltd.		19,900	1,183,437
Shinsei Bank Ltd.		86,000	180,323
Shionogi & Co. Ltd.		14,400	590,638
Shiseido Co. Ltd.		17,400	413,321
Shizuoka Bank Ltd.		26,000	260,826
Showa Shell Sekiyu K.K.		8,700	76,790
SMC Corp.		2,600	668,829
SoftBank Corp.		46,500	2,605,298
Sony Corp.		60,900	1,731,109
Sony Financial Holdings, Inc.		8,200	146,965
Stanley Electric Co. Ltd.		7,000	133,704
Sumitomo Chemical Co. Ltd.		72,000	412,431
Sumitomo Corp.		54,600	597,176
Sumitomo Electric Industries Ltd.		36,500	498,151
Sumitomo Heavy Industries Ltd.		26,000	117,156
Sumitomo Metal Mining Co. Ltd.		24,000	297,754
Sumitomo Mitsui Financial Group, Inc.		61,600	2,457,450
Sumitomo Mitsui Trust Holdings, Inc.		161,000	618,007
Sumitomo Realty & Development Co. Ltd.		17,000	559,782
Sumitomo Rubber Industries Ltd.		8,100	120,475
Suntory Beverage & Food Ltd.		6,700	270,932
Suzuken Co. Ltd.		3,630	138,934
Suzuki Motor Corp.		17,700	579,559
Sysmex Corp.		7,000	400,112
T&D Holdings, Inc.		28,200	370,568
Taiheiyo Cement Corp.		58,000	191,210
Taisei Corp.		52,000	337,923
Taisho Pharmaceutical Holdings Co. Ltd.		1,600	99,832
Taiyo Nippon Sanso Corp.		7,000	72,153
Takashimaya Co. Ltd.		14,000	125,149
Takeda Pharmaceutical Co. Ltd.		38,300	1,870,276
TDK Corp.		5,900	375,809
Teijin Ltd.		46,000	162,382
Terumo Corp.		14,800	439,116
The Chugoku Bank Ltd.		7,800	110,575
The Hachijuni Bank Ltd.		19,000	129,556
The Suruga Bank Ltd.		8,600	169,308
THK Co. Ltd.		5,800	109,258
Tobu Railway Co. Ltd.		48,000	232,162
Toho Co. Ltd.		5,400	140,525
Toho Gas Co. Ltd.		19,000	116,363
Tohoku Electric Power Co., Inc.		21,500	301,869
Tokio Marine Holdings, Inc.		33,000	1,271,546
Tokyo Electric Power Co., Inc. (b)		70,100	478,182
Tokyo Electron Ltd.		8,200	491,827
Tokyo Gas Co. Ltd.		113,000	559,221
Tokyo Tatemono Co. Ltd.		10,000	124,254
Tokyu Corp.		54,000	437,872
Tokyu Fudosan Holdings Corp.		25,000	175,729
TonenGeneral Sekiyu K.K.		14,000	145,455
Toppan Printing Co. Ltd.		26,000	233,154
Toray Industries, Inc.		71,000	619,418
Toshiba Corp.		195,000	550,107
Toto Ltd.		6,800	230,556
Toyo Seikan Group Holdings Ltd.		8,100	156,519
Toyo Suisan Kaisha Ltd.		4,400	162,130
Toyoda Gosei Co. Ltd.		3,100	71,058
Toyota Industries Corp.		7,900	415,143
Toyota Motor Corp.		132,600	8,123,664
Toyota Tsusho Corp.		10,100	231,311
Trend Micro, Inc.		5,200	202,652
Unicharm Corp.		18,200	388,684
United Urban Investment Corp.		131	181,750
USS Co. Ltd.		10,800	190,662
West Japan Railway Co.		7,900	555,029
Yahoo! Japan Corp.		67,900	287,972
Yakult Honsha Co. Ltd.		4,200	222,355
Yamada Denki Co. Ltd.		38,600	173,648
Yamaguchi Financial Group, Inc.		10,000	122,996
Yamaha Corp.		8,000	198,550
Yamaha Motor Co. Ltd.		12,600	282,523
Yamato Holdings Co. Ltd.		17,000	334,633
Yamazaki Baking Co. Ltd.		5,000	96,293
Yaskawa Electric Corp.		11,300	134,040
Yokogawa Electric Corp.		10,900	121,756
Yokohama Rubber Co. Ltd.		5,000	96,118

TOTAL JAPAN			139,396,151

Korea (South) - 3.1%
AMOREPACIFIC Corp.		1,575	520,738
AMOREPACIFIC Group, Inc.		1,350	190,362
BGFretail Co. Ltd.		400	59,557
BS Financial Group, Inc.		10,939	134,130
Celltrion, Inc. (b)		3,170	213,782
Cheil Industries, Inc.		3,679	499,439
Cheil Worldwide, Inc. (b)		3,971	69,559
CJ CheilJedang Corp.		366	112,194
CJ Corp.		688	144,618
Coway Co. Ltd.		2,617	195,283
Daelim Industrial Co.		1,369	89,686
Daewoo Engineering & Construction Co. Ltd. (b)		5,285	30,133
Daewoo International Corp.		1,866	32,604
Daewoo Securities Co. Ltd.		8,261	80,311
Daewoo Shipbuilding & Marine Engineering Co. Ltd.		4,602	27,972
DGB Financial Group Co. Ltd.		8,453	78,476
Dong Suh Companies, Inc.		1,800	53,207
Dongbu Insurance Co. Ltd.		2,002	119,934
Doosan Co. Ltd.		397	38,421
Doosan Heavy Industries & Construction Co. Ltd.		2,575	46,459
Doosan Infracore Co. Ltd. (b)		6,574	36,043
E-Mart Co. Ltd.		988	183,881
GS Engineering & Construction Corp. (b)		2,418	49,344
GS Holdings Corp.		2,392	105,169
Hana Financial Group, Inc.		14,409	350,833
Hankook Tire Co. Ltd.		3,644	139,630
Hanmi Pharm Co. Ltd.		230	104,145
Hanmi Science Co. Ltd.		596	68,643
Hanon Systems		1,815	71,375
Hanssem Co. Ltd.		525	107,366
Hanwha Chemical Corp.		5,311	103,497
Hanwha Corp.		2,212	72,747
Hanwha Life Insurance Co. Ltd.		10,157	75,526
Hotel Shilla Co.		1,611	155,206
Hyosung Corp.		1,069	109,543
Hyundai Department Store Co. Ltd.		724	79,580
Hyundai Engineering & Construction Co. Ltd.		3,861	117,003
Hyundai Fire & Marine Insurance Co. Ltd.		3,433	102,079
Hyundai Glovis Co. Ltd.		928	159,710
Hyundai Heavy Industries Co. Ltd. (b)		2,035	169,677
Hyundai Industrial Development & Construction Co.		2,743	110,631
Hyundai Merchant Marine Co. Ltd. (b)		4,465	23,307
Hyundai Mobis		3,307	695,131
Hyundai Motor Co.		7,388	1,009,422
Hyundai Steel Co.		3,697	168,697
Hyundai Wia Corp.		741	86,640
Industrial Bank of Korea		13,546	166,097
Kakao Corp.		1,495	148,744
Kangwon Land, Inc.		5,734	212,432
KB Financial Group, Inc.		18,492	584,970
KCC Corp.		275	98,389
KEPCO Plant Service & Engineering Co. Ltd.		1,053	95,914
Kia Motors Corp.		12,858	628,390
Korea Aerospace Industries Ltd.		2,078	163,798
Korea Electric Power Corp.		12,314	553,597
Korea Express Co. Ltd. (b)		290	49,528
Korea Gas Corp.		1,372	51,190
Korea Investment Holdings Co. Ltd.		1,869	99,853
Korea Zinc Co. Ltd.		435	180,588
Korean Air Lines Co. Ltd. (b)		1,624	43,880
KT Corp. (b)		2,367	61,226
KT&G Corp.		5,333	532,473
Kumho Petro Chemical Co. Ltd.		661	33,578
LG Chemical Ltd.		2,147	572,586
LG Corp.		4,619	267,001
LG Display Co. Ltd.		11,248	213,358
LG Electronics, Inc.		5,161	221,941
LG Household & Health Care Ltd.		457	379,042
LG Innotek Co. Ltd.		615	49,932
LG Telecom Ltd.		10,329	99,059
Lotte Chemical Corp.		725	152,712
Lotte Confectionery Co. Ltd.		34	59,229
Lotte Shopping Co. Ltd.		549	111,553
LS Industrial Systems Ltd.		546	23,767
Mirae Asset Securities Co. Ltd.		2,225	49,790
Mirae Asset Securities Co. Ltd. rights 11/5/15		1,052	2,488
NAVER Corp.		1,359	714,154
NCSOFT Corp.		737	122,320
Oci Co. Ltd.		782	56,299
Orion Corp.		175	147,140
Paradise Co. Ltd.		2,308	43,663
POSCO		3,327	534,212
S-Oil Corp.		2,152	128,731
S1 Corp.		932	80,811
Samsung Card Co. Ltd.		1,733	58,588
Samsung Electro-Mechanics Co. Ltd.		2,870	163,889
Samsung Electronics Co. Ltd.		5,350	6,428,790
Samsung Fire & Marine Insurance Co. Ltd.		1,697	474,869
Samsung Heavy Industries Co. Ltd.		7,539	87,819
Samsung Life Insurance Co. Ltd.		3,891	371,457
Samsung SDI Co. Ltd.		2,686	250,540
Samsung SDS Co. Ltd.		1,510	339,223
Samsung Securities Co. Ltd.		2,868	121,324
Shinhan Financial Group Co. Ltd.		20,712	789,288
Shinsegae Co. Ltd.		326	66,384
SK C&C Co. Ltd.		1,798	420,458
SK Energy Co. Ltd. (b)		3,096	321,322
SK Hynix, Inc.		28,231	759,077
SK Networks Co. Ltd.		4,762	29,570
SK Telecom Co. Ltd.		470	99,378
Woori Bank		16,595	144,182
Woori Investment & Securities Co. Ltd.		6,795	60,108
Yuhan Corp.		393	97,409

TOTAL KOREA (SOUTH)			26,009,800

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)		48,899	273,065
Millicom International Cellular SA (depository receipt)		3,207	179,052
Pegas NONWOVENS SA		400	12,501
RTL Group SA		1,830	158,373
SES SA (France) (depositary receipt)		15,545	459,574
Subsea 7 SA (b)		12,403	96,707
Tenaris SA		23,193	292,100

TOTAL LUXEMBOURG			1,471,372

Malaysia - 0.6%
AirAsia Bhd		47,900	16,450
Alliance Financial Group Bhd		55,300	46,026
AMMB Holdings Bhd		90,300	100,092
Astro Malaysia Holdings Bhd		76,900	51,129
Axiata Group Bhd		124,636	178,583
Berjaya Sports Toto Bhd		41,432	30,837
British American Tobacco (Malaysia) Bhd		6,700	96,290
Bumi Armada Bhd		126,300	28,464
Bumiputra-Commerce Holdings Bhd		250,134	267,972
Dialog Group Bhd		176,122	65,422
DiGi.com Bhd		170,400	208,479
Felda Global Ventures Holdings Bhd		46,100	19,054
Gamuda Bhd		85,500	89,527
Genting Bhd		109,800	189,271
Genting Malaysia Bhd		145,300	145,305
Genting Plantations Bhd		10,000	24,757
Hong Leong Bank Bhd		27,200	88,315
Hong Leong Credit Bhd		9,200	30,241
IHH Healthcare Bhd		122,000	179,275
IJM Corp. Bhd		137,000	105,792
IOI Corp. Bhd		135,200	133,859
IOI Properties Group Sdn Bhd		72,600	34,060
Kuala Lumpur Kepong Bhd		22,400	118,673
Lafarge Malaysia Bhd		22,800	48,006
Malayan Banking Bhd		230,227	441,363
Malaysia Airports Holdings Bhd		40,502	49,859
Maxis Bhd		86,800	132,973
MISC Bhd		53,100	111,415
Petronas Chemicals Group Bhd		137,200	202,288
Petronas Dagangan Bhd		11,800	61,824
Petronas Gas Bhd		33,300	177,942
PPB Group Bhd		22,500	80,781
Public Bank Bhd		125,200	526,367
RHB Capital Bhd		22,092	31,329
SapuraKencana Petroleum Bhd		172,000	84,309
Sime Darby Bhd		151,337	293,894
Telekom Malaysia Bhd		54,626	84,738
Tenaga Nasional Bhd		163,900	481,749
UMW Holdings Bhd		27,400	52,249
Westports Holdings Bhd		48,000	47,945
YTL Corp. Bhd		214,626	75,371
YTL Power International Bhd		80,850	28,394

TOTAL MALAYSIA			5,260,669

Malta - 0.0%
Brait SA		16,202	185,938
Mauritius - 0.0%
Golden Agri-Resources Ltd.		354,000	98,243
Mexico - 1.0%
Alfa SA de CV Series A		138,200	287,899
America Movil S.A.B. de CV Series L		1,559,400	1,392,507
CEMEX S.A.B. de CV unit		618,970	392,341
Coca-Cola FEMSA S.A.B. de CV Series L		24,400	187,559
Compartamos S.A.B. de CV		49,300	90,823
Controladora Commercial Mexicana S.A.B. de CV unit		21,100	61,801
El Puerto de Liverpool S.A.B. de CV Class C		9,200	127,764
Embotelladoras Arca S.A.B. de CV		20,700	132,525
Fibra Uno Administracion SA de CV		116,500	255,883
Fomento Economico Mexicano S.A.B. de CV unit		89,400	883,132
Gruma S.A.B. de CV Series B		9,600	148,146
Grupo Aeroportuario del Pacifico SA de CV Series B		15,100	136,000
Grupo Aeroportuario del Sureste SA de CV Series B		10,280	159,212
Grupo Bimbo S.A.B. de CV Series A (b)		79,300	225,017
Grupo Carso SA de CV Series A1		27,000	120,372
Grupo Comercial Chedraui S.A.B. de CV		15,700	43,437
Grupo Financiero Banorte S.A.B. de CV Series O		120,700	649,982
Grupo Financiero Inbursa S.A.B. de CV Series O		110,500	222,167
Grupo Financiero Santander Mexico S.A.B. de CV		89,300	164,081
Grupo Lala S.A.B. de CV		29,700	75,896
Grupo Mexico SA de CV Series B		185,024	450,748
Grupo Televisa SA de CV		119,200	693,574
Industrias Penoles SA de CV		6,690	88,942
Kimberly-Clark de Mexico SA de CV Series A		73,200	176,643
Mexichem S.A.B. de CV		51,421	133,364
OHL Mexico S.A.B. de CV (b)		40,700	53,543
Promotora y Operadora de Infraestructura S.A.B. de CV (b)		11,700	146,702
Wal-Mart de Mexico SA de CV Series V		253,200	668,034

TOTAL MEXICO			8,168,094

Netherlands - 2.4%
AEGON NV		88,865	545,317
Airbus Group NV		28,611	1,993,438
Akzo Nobel NV		11,874	841,539
Altice NV:
Class A (b)		18,073	313,015
Class B (b)		5,055	89,774
ASML Holding NV (Netherlands)		16,774	1,555,978
CNH Industrial NV		45,570	308,183
Delta Lloyd NV		10,919	86,211
Fiat Chrysler Automobiles NV (b)		43,528	642,356
Gemalto NV		3,892	244,165
Heineken Holding NV		4,878	391,203
Heineken NV (Bearer)		11,131	1,017,406
ING Groep NV (Certificaten Van Aandelen)		187,420	2,727,686
Koninklijke Ahold NV		43,237	880,544
Koninklijke Boskalis Westminster NV		4,119	200,361
Koninklijke DSM NV		8,838	471,132
Koninklijke KPN NV		154,845	567,383
Koninklijke Philips Electronics NV		45,313	1,221,582
NN Group NV		11,565	363,338
OCI NV (b)		4,070	115,134
QIAGEN NV (Germany) (b)		10,642	258,157
Randstad Holding NV		6,171	368,680
RELX NV		49,495	846,343
STMicroelectronics NV		30,275	208,603
TNT Express NV		24,611	207,036
Unilever NV (Certificaten Van Aandelen) (Bearer)		78,997	3,572,055
Vopak NV		3,346	134,575
Wolters Kluwer NV		14,598	494,343

TOTAL NETHERLANDS			20,665,537

New Zealand - 0.1%
Auckland International Airport Ltd.		44,836	159,697
Contact Energy Ltd.		34,062	119,708
Fletcher Building Ltd.		33,999	171,747
Meridian Energy Ltd.		62,596	94,099
Mighty River Power Ltd.		34,893	66,158
Ryman Healthcare Group Ltd.		18,025	96,302
Spark New Zealand Ltd.		86,295	196,340

TOTAL NEW ZEALAND			904,051

Norway - 0.4%
DNB ASA		47,443	604,152
Gjensidige Forsikring ASA		9,567	145,474
Norsk Hydro ASA		64,961	232,676
Orkla ASA		39,396	335,263
Statoil ASA		54,134	875,037
Telenor ASA		36,474	688,120
Yara International ASA		8,725	396,061

TOTAL NORWAY			3,276,783

Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		9,018	57,805
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		92,930	111,035
Aboitiz Power Corp.		70,500	62,926
Alliance Global Group, Inc.		101,900	39,591
Ayala Corp.		10,330	172,035
Ayala Land, Inc.		357,200	273,068
Bank of the Philippine Islands (BPI)		35,821	64,687
BDO Unibank, Inc.		75,613	164,067
DMCI Holdings, Inc.		206,550	54,784
Globe Telecom, Inc.		1,705	82,880
GT Capital Holdings, Inc.		3,900	109,443
International Container Terminal Services, Inc.		26,730	47,127
JG Summit Holdings, Inc.		122,670	186,718
Jollibee Food Corp.		19,430	85,397
Megaworld Corp.		540,800	54,123
Metro Pacific Investments Corp.		692,900	77,090
Metropolitan Bank & Trust Co.		15,846	28,773
Philippine Long Distance Telephone Co.		4,860	228,064
PNOC Energy Development Corp.		434,100	61,406
SM Investments Corp.		7,862	146,777
SM Prime Holdings, Inc.		394,100	181,464
Universal Robina Corp.		42,380	181,596

TOTAL PHILIPPINES			2,413,051

Poland - 0.3%
Alior Bank SA (b)		2,675	56,236
Bank Handlowy w Warszawie SA		1,424	28,997
Bank Millennium SA (b)		33,290	52,722
Bank Polska Kasa Opieki SA		6,236	242,462
Bank Zachodni WBK SA		1,668	134,542
BRE Bank SA		685	64,346
Cyfrowy Polsat SA (b)		9,245	59,594
ENEA SA		11,615	38,563
Energa SA		8,895	37,980
Eurocash SA		4,224	57,047
Grupa Lotos SA (b)		4,527	33,340
KGHM Polska Miedz SA (Bearer)		6,787	157,822
LPP SA		62	117,030
NG2 SA		1,000	43,733
Polish Oil & Gas Co. SA		87,746	155,767
Polska Grupa Energetyczna SA		41,287	153,744
Polski Koncern Naftowy Orlen SA		15,541	252,438
Powszechna Kasa Oszczednosci Bank SA		41,973	311,076
Powszechny Zaklad Ubezpieczen SA		2,730	265,452
Synthos SA		26,883	25,670
Tauron Polska Energia SA		48,438	37,980
Telekomunikacja Polska SA		30,931	56,750
Zaklady Azotowe w Tarnowie-Moscicach SA (b)		2,325	55,406

TOTAL POLAND			2,438,697

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (b)		1,866,809	107,363
Banco Espirito Santo SA (Reg.) (b)		82,039	1
Energias de Portugal SA		111,914	414,487
Galp Energia SGPS SA Class B		18,600	201,201
Jeronimo Martins SGPS SA		12,439	174,880

TOTAL PORTUGAL			897,932

Qatar - 0.2%
Barwa Real Estate Co. (b)		4,718	58,193
Commercial Bank of Qatar (b)		7,957	116,287
Doha Bank (b)		6,089	82,798
Ezdan Holding Group (b)		37,958	203,332
Gulf International Services QSC (b)		2,400	42,261
Industries Qatar QSC (b)		7,329	247,639
Masraf al Rayan (b)		17,932	212,805
Qatar Electricity & Water Co. (b)		1,383	80,771
Qatar Insurance Co. (b)		4,387	112,078
Qatar Islamic Bank (b)		3,057	99,262
Qatar National Bank SAQ (b)		8,355	418,869
Qatar Telecom (Qtel) Q.S.C. (b)		3,785	80,894
Vodafone Qatar QSC (b)		16,535	65,636

TOTAL QATAR			1,820,825

Russia - 0.7%
Alrosa Co. Ltd. (b)		87,000	70,050
Gazprom OAO sponsored ADR (Reg. S)		282,528	1,189,443
Lukoil PJSC sponsored ADR		24,577	892,145
Magnit OJSC GDR (Reg. S)		12,486	568,363
Megafon OJSC GDR		4,169	53,989
MMC Norilsk Nickel PJSC sponsored ADR		26,361	391,461
Mobile TeleSystems OJSC sponsored ADR		24,726	173,824
Moscow Exchange MICEX-RTS OAO (b)		60,675	85,389
NOVATEK OAO GDR (Reg. S)		4,348	397,625
Rosneft Oil Co. OJSC GDR (Reg. S)		54,995	219,980
Rostelecom sponsored ADR		6,231	54,708
RusHydro PJSC ADR		59,564	57,896
Sberbank of Russia (b)		1,860	2,637
Sberbank of Russia sponsored ADR		128,266	786,655
Severstal PAO GDR (Reg. S)		9,906	116,495
Sistema JSFC sponsored GDR		8,703	60,486
Surgutneftegas OJSC sponsored ADR		61,387	336,094
Tatneft OAO sponsored ADR		11,067	342,524
VTB Bank OJSC sponsored GDR (Reg. S)		125,078	274,921

TOTAL RUSSIA			6,074,685

Singapore - 0.9%
Ascendas Real Estate Investment Trust		96,800	164,805
CapitaCommercial Trust (REIT)		100,100	100,453
CapitaLand Ltd.		124,200	273,974
CapitaMall Trust		118,900	167,639
City Developments Ltd.		18,900	106,961
ComfortDelgro Corp. Ltd.		104,100	225,232
DBS Group Holdings Ltd.		85,191	1,047,428
Global Logistic Properties Ltd.		152,400	243,749
Hutchison Port Holdings Trust		269,000	148,987
Jardine Cycle & Carriage Ltd.		6,000	138,917
Keppel Corp. Ltd.		69,100	347,829
Oversea-Chinese Banking Corp. Ltd.		148,138	952,209
Sembcorp Industries Ltd.		45,100	114,922
Sembcorp Marine Ltd.		40,500	67,393
Singapore Airlines Ltd.		26,300	202,332
Singapore Exchange Ltd.		38,200	200,985
Singapore Press Holdings Ltd.		78,100	222,116
Singapore Technologies Engineering Ltd.		77,800	183,373
Singapore Telecommunications Ltd.		386,200	1,097,292
StarHub Ltd.		28,600	73,368
Suntec (REIT)		119,100	139,894
United Overseas Bank Ltd.		62,647	909,684
UOL Group Ltd.		22,526	105,123
Wilmar International Ltd.		94,100	209,690
Yangzijiang Shipbuilding Holdings Ltd.		91,000	81,003

TOTAL SINGAPORE			7,525,358

South Africa - 1.5%
African Bank Investments Ltd. (b)		42,096	0
African Rainbow Minerals Ltd.		5,796	22,147
Anglo American Platinum Ltd. (b)		2,472	43,354
AngloGold Ashanti Ltd. (b)		19,841	167,417
Aspen Pharmacare Holdings Ltd.		16,780	376,862
Barclays Africa Group Ltd.		16,199	207,887
Barloworld Ltd.		9,655	54,544
Bidvest Group Ltd.		15,272	390,656
Capitec Bank Holdings Ltd.		1,600	69,196
Coronation Fund Managers Ltd.		11,506	60,694
Discovery Ltd.		17,531	187,484
Exxaro Resources Ltd.		6,109	25,369
FirstRand Ltd.		164,472	603,623
Foschini Ltd.		9,774	99,845
Gold Fields Ltd.		36,525	95,257
Growthpoint Properties Ltd.		114,167	209,294
Hyprop Investments Ltd.		12,086	109,603
Impala Platinum Holdings Ltd. (b)		25,578	69,901
Imperial Holdings Ltd.		8,727	113,674
Investec Ltd.		11,522	95,438
Kumba Iron Ore Ltd.		2,927	12,673
Liberty Holdings Ltd.		4,929	48,275
Life Healthcare Group Holdings Ltd.		47,848	133,459
Massmart Holdings Ltd.		5,466	45,378
Mediclinic International Ltd.		23,455	206,060
MMI Holdings Ltd.		53,883	97,728
Mondi Ltd.		5,940	138,179
Mr Price Group Ltd.		11,792	181,068
MTN Group Ltd.		80,646	918,124
Nampak Ltd.		29,150	47,246
Naspers Ltd. Class N		19,314	2,828,924
Nedbank Group Ltd.		9,783	162,937
Netcare Ltd.		47,280	134,642
Pick 'n Pay Stores Ltd.		12,258	59,257
Pioneer Foods Ltd.		5,800	83,192
PSG Group Ltd.		4,600	88,723
Rand Merchant Insurance Holdings Ltd.		32,407	100,436
Redefine Properties Ltd.		196,255	163,936
Remgro Ltd.		23,088	462,561
Resilient Property Income Fund Ltd.		13,383	117,980
RMB Holdings Ltd.		34,487	168,161
Sanlam Ltd.		83,521	377,325
Sappi Ltd. (b)		24,961	98,571
Sasol Ltd.		26,907	862,146
Shoprite Holdings Ltd.		22,334	232,394
Spar Group Ltd.		8,057	115,764
Standard Bank Group Ltd.		59,115	614,815
Steinhoff International Holdings Ltd.		111,820	684,462
Telkom SA Ltd.		12,188	64,027
Tiger Brands Ltd.		7,976	182,493
Truworths International Ltd.		20,686	140,134
Tsogo Sun Holdings Ltd.		20,000	35,841
Vodacom Group Ltd.		18,170	196,668
Woolworths Holdings Ltd.		47,201	349,667

TOTAL SOUTH AFRICA			13,155,491

Spain - 2.5%
Abertis Infraestructuras SA		22,832	379,370
ACS Actividades de Construccion y Servicios SA		9,217	313,642
Aena SA		3,276	365,649
Amadeus IT Holding SA Class A		21,695	924,694
Banco Bilbao Vizcaya Argentaria SA		308,799	2,656,787
Banco de Sabadell SA (a)		238,697	461,708
Banco Popular Espanol SA		83,348	317,671
Banco Santander SA:
rights 11/3/15		693,923	38,154
(Spain)		693,923	3,876,391
Bankia SA		223,896	288,555
Bankinter SA		32,790	237,871
CaixaBank SA		126,807	485,691
Distribuidora Internacional de Alimentacion SA		29,652	188,728
Enagas SA		10,450	316,644
Endesa SA		15,346	341,723
Ferrovial SA		21,527	543,513
Gas Natural SDG SA		16,940	367,159
Grifols SA		7,219	334,841
Iberdrola SA		261,969	1,871,618
Inditex SA		52,704	1,976,588
International Consolidated Airlines Group SA		37,926	339,898
International Consolidated Airlines Group SA CDI		3,400	30,531
MAPFRE SA (Reg.)		50,736	150,917
Red Electrica Corporacion SA		5,240	462,126
Repsol YPF SA		51,424	647,345
Telefonica SA		215,362	2,841,346
Zardoya Otis SA		9,377	115,488

TOTAL SPAIN			20,874,648

Sweden - 2.0%
Alfa Laval AB		14,431	253,873
ASSA ABLOY AB (B Shares)		48,572	966,247
Atlas Copco AB:
(A Shares)		32,299	843,054
(B Shares)		19,196	465,096
Boliden AB		13,286	254,413
Electrolux AB (B Shares)		11,532	340,147
Getinge AB (B Shares)		9,582	239,899
H&M Hennes & Mauritz AB (B Shares)		46,008	1,789,474
Hakon Invest AB		3,885	138,329
Hexagon AB (B Shares)		12,615	438,241
Husqvarna AB (B Shares)		20,818	137,308
Industrivarden AB (C Shares)		7,822	142,367
Investment AB Kinnevik (B Shares)		11,233	358,939
Investor AB (B Shares)		22,131	822,185
Lundin Petroleum AB (b)		10,163	146,910
Nordea Bank AB		147,229	1,628,496
Sandvik AB		51,669	483,213
Securitas AB (B Shares)		15,285	199,660
Skandinaviska Enskilda Banken AB (A Shares)		73,713	775,649
Skanska AB (B Shares)		18,311	356,852
SKF AB (B Shares)		19,262	339,087
Svenska Cellulosa AB (SCA) (B Shares)		28,561	841,235
Svenska Handelsbanken AB (A Shares)		72,640	986,559
Swedbank AB (A Shares)		43,893	1,007,476
Swedish Match Co. AB		9,805	308,373
Tele2 AB (B Shares)		14,959	149,703
Telefonaktiebolaget LM Ericsson (B Shares)		147,471	1,435,263
TeliaSonera AB		126,032	643,963
Volvo AB (B Shares)		74,560	774,526

TOTAL SWEDEN			17,266,537

Switzerland - 6.7%
ABB Ltd. (Reg.)		106,623	2,011,517
Actelion Ltd.		4,980	692,247
Adecco SA (Reg.)		8,232	612,955
Aryzta AG		4,225	190,637
Baloise Holdings AG		2,426	291,331
Barry Callebaut AG		107	128,493
Coca-Cola HBC AG		9,578	228,864
Compagnie Financiere Richemont SA Series A		25,286	2,168,213
Credit Suisse Group AG		75,465	1,882,190
Dufry AG (b)		1,981	231,880
Ems-Chemie Holding AG		388	164,275
Geberit AG (Reg.)		1,832	591,793
Givaudan SA		447	800,435
Julius Baer Group Ltd.		10,878	539,359
Kuehne & Nagel International AG		2,636	365,618
Lafargeholcim Ltd. (Reg.)		21,072	1,188,491
Lindt & Spruengli AG		5	370,909
Lindt & Spruengli AG (participation certificate)		47	286,959
Lonza Group AG		2,559	375,909
Nestle SA		156,343	11,940,552
Novartis AG		110,331	9,994,746
Pargesa Holding SA		1,461	92,823
Partners Group Holding AG		811	293,731
Roche Holding AG (participation certificate)		34,070	9,249,966
Schindler Holding AG:
(participation certificate)		2,203	357,936
(Reg.)		952	154,870
SGS SA (Reg.)		259	493,658
Sika AG (Bearer)		104	341,318
Sonova Holding AG Class B		2,628	358,926
Sulzer AG (Reg.)		1,184	119,664
Swatch Group AG (Bearer)		1,485	581,260
Swatch Group AG (Bearer) (Reg.)		2,454	177,511
Swiss Life Holding AG		1,565	373,814
Swiss Prime Site AG		3,173	242,682
Swiss Re Ltd.		17,049	1,585,111
Swisscom AG		1,255	647,529
Syngenta AG (Switzerland)		4,505	1,513,547
Transocean Ltd. (Switzerland) (a)		17,411	265,978
UBS Group AG		176,992	3,541,810
Zurich Insurance Group AG		7,293	1,924,624

TOTAL SWITZERLAND			57,374,131

Taiwan - 2.4%
Acer, Inc. (b)		141,288	60,058
Advanced Semiconductor Engineering, Inc.		305,916	353,150
Advantech Co. Ltd.		14,994	107,842
Asia Cement Corp.		118,466	123,155
Asia Pacific Telecom Co. Ltd. (b)		104,000	33,476
ASUSTeK Computer, Inc.		34,000	304,759
AU Optronics Corp.		402,000	118,245
Catcher Technology Co. Ltd.		32,000	315,417
Cathay Financial Holding Co. Ltd.		396,285	566,383
Chang Hwa Commercial Bank		237,543	123,656
Cheng Shin Rubber Industry Co. Ltd.		78,899	143,143
Chicony Electronics Co. Ltd.		21,326	50,975
China Airlines Ltd. (b)		122,490	43,955
China Development Finance Holding Corp.		668,800	180,256
China Life Insurance Co. Ltd.		149,018	123,474
China Motor Co. Ltd.		21,000	14,878
China Steel Corp.		570,426	345,260
Chinatrust Financial Holding Co. Ltd.		746,055	410,198
Chunghwa Telecom Co. Ltd.		184,000	563,724
Compal Electronics, Inc.		205,000	128,184
CTCI Corp.		29,000	37,875
Delta Electronics, Inc.		88,000	449,962
E.SUN Financial Holdings Co. Ltd.		347,331	209,158
ECLAT Textile Co. Ltd.		9,240	136,330
EPISTAR Corp.		56,000	50,713
EVA Airways Corp. (b)		87,652	51,568
Evergreen Marine Corp. (Taiwan)		72,720	32,479
Far Eastern Textile Ltd.		151,664	138,280
Far EasTone Telecommunications Co. Ltd.		78,000	169,142
Feng Tay Enterprise Co. Ltd.		15,390	88,410
First Financial Holding Co. Ltd.		432,792	209,964
Formosa Chemicals & Fibre Corp.		156,590	359,339
Formosa Petrochemical Corp.		54,000	131,569
Formosa Plastics Corp.		200,480	466,233
Formosa Taffeta Co. Ltd.		34,000	33,722
Foxconn Technology Co. Ltd.		41,827	110,027
Fubon Financial Holding Co. Ltd.		322,398	523,344
Giant Manufacturing Co. Ltd.		14,000	105,868
Hermes Microvision, Inc.		2,000	77,314
Highwealth Construction Corp.		38,480	56,893
HIWIN Technologies Corp.		10,633	59,445
Hon Hai Precision Industry Co. Ltd. (Foxconn)		678,080	1,808,770
Hotai Motor Co. Ltd.		12,000	141,013
HTC Corp.		34,000	82,212
Hua Nan Financial Holdings Co. Ltd.		313,615	151,180
Innolux Corp.		406,427	137,082
Inotera Memories, Inc. (b)		107,000	82,726
Inventec Corp.		117,280	67,554
Kinsus Interconnect Technology Corp.		14,000	28,850
Largan Precision Co. Ltd.		5,000	390,420
Lite-On Technology Corp.		99,062	103,136
MediaTek, Inc.		71,970	564,188
Mega Financial Holding Co. Ltd.		475,632	347,219
Merida Industry Co. Ltd.		9,300	54,571
Nan Ya Plastics Corp.		228,780	455,939
Novatek Microelectronics Corp.		27,000	92,315
Pegatron Corp.		93,000	228,597
Phison Electronics Corp.		7,000	50,778
Pou Chen Corp.		112,000	158,694
Powertech Technology, Inc.		32,000	70,969
President Chain Store Corp.		28,000	186,293
Quanta Computer, Inc.		131,000	223,949
Radiant Opto-Electronics Corp.		22,241	69,193
Realtek Semiconductor Corp.		20,090	42,142
Ruentex Development Co. Ltd.		33,687	41,039
Ruentex Industries Ltd.		23,015	42,535
Shin Kong Financial Holding Co. Ltd.		380,331	91,261
Siliconware Precision Industries Co. Ltd.		144,000	190,250
Simplo Technology Co. Ltd.		14,200	50,519
Sinopac Holdings Co.		460,484	152,478
Standard Foods Corp.		14,238	34,471
Synnex Technology International Corp.		58,000	61,368
Taishin Financial Holdings Co. Ltd.		386,541	151,806
Taiwan Business Bank		180,771	46,494
Taiwan Cement Corp.		161,000	179,523
Taiwan Cooperative Financial Holding Co. Ltd.		347,287	155,645
Taiwan Fertilizer Co. Ltd.		40,000	51,194
Taiwan Glass Industry Corp. (b)		44,225	17,505
Taiwan Mobile Co. Ltd.		81,600	257,631
Taiwan Semiconductor Manufacturing Co. Ltd.		1,194,000	5,030,888
TECO Electric & Machinery Co. Ltd.		85,000	74,357
Transcend Information, Inc.		10,000	27,938
U-Ming Marine Transport Corp.		23,000	27,276
Unified-President Enterprises Corp.		230,080	389,786
United Microelectronics Corp.		585,000	213,349
Vanguard International Semiconductor Corp.		36,000	46,518
Wan Hai Lines Ltd.		25,000	16,595
Wistron Corp.		116,522	58,862
WPG Holding Co. Ltd.		74,000	77,499
Yang Ming Marine Transport Corp. (b)		61,000	18,583
Yuanta Financial Holding Co. Ltd.		437,372	172,443
Yulon Motor Co. Ltd.		45,000	47,821

TOTAL TAIWAN			20,871,247

Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)		50,100	327,912
Airports of Thailand PCL (For. Reg.)		20,300	169,689
Bangkok Bank PCL		18,400	86,477
Bangkok Bank PCL (For. Reg.)		21,000	98,697
Bangkok Dusit Medical Services PCL (For. Reg.)		190,800	101,736
Banpu PCL (For. Reg.)		46,300	28,230
BEC World PCL (For. Reg.)		47,900	42,377
BTS Group Holdings PCL		271,600	73,671
Bumrungrad Hospital PCL (For. Reg.)		16,600	100,702
C.P. ALL PCL (For. Reg.)		210,500	296,103
Central Pattana PCL (For. Reg.)		63,300	81,807
Charoen Pokphand Foods PCL (For. Reg.)		143,400	83,322
Delta Electronics PCL (For. Reg.)		24,100	57,266
Energy Absolute PCL		46,200	30,077
Glow Energy PCL (For. Reg.)		24,900	59,860
Home Product Center PCL (For. Reg.)		197,067	38,717
Indorama Ventures PCL (For. Reg.)		73,900	47,926
IRPC PCL (For. Reg.)		484,700	55,494
Kasikornbank PCL		17,200	83,201
Kasikornbank PCL (For. Reg.)		70,900	342,963
Krung Thai Bank PCL (For. Reg.)		160,455	77,009
Minor International PCL (For. Reg.)		83,970	71,942
PTT Exploration and Production PCL (For. Reg.)		64,444	132,585
PTT Global Chemical PCL (For. Reg.)		81,939	128,371
PTT PCL (For. Reg.)		47,600	367,633
Siam Cement PCL (For. Reg.)		19,500	247,888
Siam Commercial Bank PCL (For. Reg.)		75,300	282,106
Thai Oil PCL (For. Reg.)		38,800	59,097
Thai Union Frozen Products PCL (For. Reg.)		91,200	45,310
TMB PCL (For. Reg.)		576,200	43,006
True Corp. PCL (For. Reg.) (b)		415,032	117,540

TOTAL THAILAND			3,778,714

Turkey - 0.3%
Akbank T.A.S.		105,670	271,478
Anadolu Efes Biracilik Ve Malt Sanayii A/S		10,060	79,365
Arcelik A/S		11,647	63,520
Bim Birlesik Magazalar A/S JSC		10,291	209,322
Coca-Cola Icecek Sanayi A/S		3,209	40,671
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		96,472	93,646
Enka Insaat ve Sanayi A/S		23,681	41,995
Eregli Demir ve Celik Fabrikalari T.A.S.		66,789	94,843
Ford Otomotiv Sanayi A/S		3,001	35,307
Haci Omer Sabanci Holding A/S		43,996	139,742
Koc Holding A/S		32,376	146,222
Petkim Petrokimya Holding A/S (b)		17,000	25,074
TAV Havalimanlari Holding A/S		8,204	64,441
Tofas Turk Otomobil Fabrikasi A/S		7,004	46,246
Tupras Turkiye Petrol Rafinelleri A/S (b)		6,133	161,982
Turk Hava Yollari AO (b)		26,783	79,098
Turk Sise ve Cam Fabrikalari A/S		31,474	36,058
Turk Telekomunikasyon A/S		25,096	54,145
Turkcell Iletisim Hizmet A/S		41,287	164,072
Turkiye Garanti Bankasi A/S		111,386	288,426
Turkiye Halk Bankasi A/S		31,513	118,360
Turkiye Is Bankasi A/S Series C		74,240	126,815
Turkiye Vakiflar Bankasi TAO		35,761	51,028
Ulker Biskuvi Sanayi A/S		7,820	52,841
Yapi ve Kredi Bankasi A/S		38,368	46,720

TOTAL TURKEY			2,531,417

United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC (b)		93,657	191,241
Aldar Properties PJSC (b)		159,493	99,005
Arabtec Holding Co. (b)		105,269	46,716
DP World Ltd.		8,079	163,277
Dubai Financial Market PJSC (b)		92,909	36,172
Dubai Islamic Bank Pakistan Ltd. (b)		47,720	84,059
Emaar Malls Group PJSC (b)		90,000	76,695
Emaar Properties PJSC		169,587	297,805
First Gulf Bank PJSC		44,062	148,153
National Bank of Abu Dhabi PJSC (b)		34,049	80,650

TOTAL UNITED ARAB EMIRATES			1,223,773

United Kingdom - 13.6%
3i Group PLC		46,488	359,046
Aberdeen Asset Management PLC		44,385	237,226
Admiral Group PLC		10,040	249,655
Aggreko PLC		12,521	176,713
Amec Foster Wheeler PLC		18,454	202,270
Anglo American PLC (United Kingdom)		67,873	569,436
Antofagasta PLC		19,178	155,659
ARM Holdings PLC		68,220	1,074,372
Ashtead Group PLC		24,391	376,012
Associated British Foods PLC		17,249	918,721
AstraZeneca PLC (United Kingdom)		61,262	3,904,385
Aviva PLC		196,088	1,465,479
Babcock International Group PLC		13,981	207,772
BAE Systems PLC		153,108	1,035,698
Barclays PLC		811,648	2,891,725
Barratt Developments PLC		48,119	454,354
BG Group PLC		165,524	2,615,037
BHP Billiton PLC		102,260	1,634,528
BP PLC		854,227	5,076,666
BP PLC sponsored ADR		5,120	182,784
British American Tobacco PLC (United Kingdom)		90,363	5,368,431
British Land Co. PLC		46,655	626,093
BT Group PLC		405,359	2,894,879
Bunzl PLC		16,174	463,520
Burberry Group PLC		21,682	443,884
Capita Group PLC		32,235	633,592
Carnival PLC		8,861	493,165
Carphone Warehouse Group PLC		47,778	339,769
Centrica PLC		243,741	848,115
Cobham PLC		54,911	234,906
Compass Group PLC		80,444	1,382,905
Croda International PLC		6,423	286,951
Diageo PLC		121,876	3,513,681
Direct Line Insurance Group PLC		66,441	403,966
easyJet PLC		7,763	209,430
Fresnillo PLC		10,758	121,067
G4S PLC (United Kingdom)		74,533	278,862
GKN PLC		80,708	357,333
GlaxoSmithKline PLC		235,949	5,088,412
Hammerson PLC		37,998	372,847
Hargreaves Lansdown PLC		12,422	276,522
HSBC Holdings PLC (United Kingdom)		945,953	7,390,702
ICAP PLC		27,184	184,390
IMI PLC		13,226	194,309
Imperial Tobacco Group PLC		46,365	2,500,955
Inmarsat PLC		21,651	328,765
InterContinental Hotel Group PLC		11,306	451,782
Intertek Group PLC		7,745	313,417
Intu Properties PLC		45,320	241,804
Investec PLC		26,115	218,203
ITV PLC		185,514	721,835
J Sainsbury PLC		65,718	269,892
Johnson Matthey PLC		9,779	389,697
Kingfisher PLC		113,247	615,585
Land Securities Group PLC		38,319	790,982
Legal & General Group PLC		287,917	1,161,119
Lloyds Banking Group PLC		2,767,911	3,141,613
London Stock Exchange Group PLC		15,156	594,626
Marks & Spencer Group PLC		79,637	628,836
Meggitt PLC		38,506	209,900
Melrose PLC		47,498	194,919
Merlin Entertainments PLC		35,287	225,645
Mondi PLC		17,851	413,887
National Grid PLC		181,232	2,581,629
Next PLC		6,995	862,679
Old Mutual PLC		239,443	783,653
Pearson PLC		39,675	526,718
Persimmon PLC		14,662	450,703
Prudential PLC		124,583	2,909,822
Reckitt Benckiser Group PLC		31,152	3,040,140
RELX PLC		54,290	972,518
Rexam PLC		34,319	285,693
Rio Tinto PLC		61,238	2,231,836
Rolls-Royce Group PLC		89,105	942,242
Royal Bank of Scotland Group PLC (b)		156,774	766,099
Royal Dutch Shell PLC:
Class A (Netherlands)		17,807	466,462
Class A (United Kingdom)		170,309	4,446,321
Class A sponsored ADR		2,642	138,599
Class B (United Kingdom)		115,281	3,018,621
Royal Mail PLC		39,332	270,004
RSA Insurance Group PLC		49,782	322,185
SABMiller PLC		47,015	2,895,509
Sage Group PLC		52,309	439,486
Schroders PLC		5,977	274,858
Scottish & Southern Energy PLC		48,130	1,119,726
Segro PLC		36,499	253,088
Severn Trent PLC		11,531	398,720
SKY PLC		50,119	846,807
Smith & Nephew PLC		43,351	740,243
Smiths Group PLC		18,781	278,526
Sports Direct International PLC (b)		13,497	145,025
St. James's Place Capital PLC		25,000	371,718
Standard Chartered PLC (United Kingdom)		123,383	1,372,155
Standard Life PLC		95,331	618,564
Tate & Lyle PLC		22,622	208,373
Taylor Wimpey PLC		157,562	480,937
Tesco PLC		393,917	1,110,964
The Weir Group PLC		10,450	171,891
Travis Perkins PLC		12,035	355,478
Tullow Oil PLC		44,330	138,660
Unilever PLC		62,241	2,775,854
United Utilities Group PLC		33,166	505,407
Vodafone Group PLC		1,259,253	4,144,122
Vodafone Group PLC sponsored ADR		2,563	84,502
Whitbread PLC		8,822	675,376
William Hill PLC		43,707	213,258
WM Morrison Supermarkets PLC		108,702	282,364

TOTAL UNITED KINGDOM			115,526,266

United States of America - 0.0%
Southern Copper Corp.		7,627	211,726
TOTAL COMMON STOCKS
(Cost $864,524,823)			821,791,080

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.4%
AES Tiete SA (PN) (non-vtg.)		3,600	12,901
Banco Bradesco SA (PN)		122,708	668,180
Banco do Estado Rio Grande do Sul SA		8,100	12,581
Braskem SA (PN-A)		6,900	38,968
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		9,900	24,207
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		7,600	99,992
Companhia Energetica de Minas Gerais (CEMIG) (PN)		35,687	66,256
Companhia Energetica de Sao Paulo Series B		9,600	40,326
Companhia Paranaense de Energia-Copel (PN-B)		5,000	42,136
Gerdau SA (PN)		38,600	54,349
Itau Unibanco Holding SA		146,938	1,008,531
Itausa-Investimentos Itau SA (PN)		171,672	320,504
Lojas Americanas SA (PN)		24,497	106,143
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (b)		190,300	380,447
Suzano Papel e Celulose SA		17,800	76,387
Telefonica Brasil SA		18,400	190,606
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)		15,100	10,885
Vale SA (PN-A)		91,700	333,602

TOTAL BRAZIL			3,487,001

Chile - 0.0%
Embotelladora Andina SA Class B		12,898	47,299
Sociedad Quimica y Minera de Chile SA (PN-B)		4,636	89,247

TOTAL CHILE			136,546

Colombia - 0.1%
Banco Davivienda SA		5,567	45,774
Bancolombia SA (PN)		20,727	179,725
Grupo Aval Acciones y Valores SA		161,291	64,583
Grupo de Inversiones Suramerica SA		3,962	49,727

TOTAL COLOMBIA			339,809

France - 0.0%
Air Liquide SA (b)		826	107,090
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		2,548	206,248
FUCHS PETROLUB AG		3,291	157,840
Henkel AG & Co. KGaA		8,292	899,976
Porsche Automobil Holding SE (Germany)		7,434	347,494
Volkswagen AG		7,946	953,799

TOTAL GERMANY			2,565,357

Ireland - 0.0%
Ryanair Holdings PLC		827	268
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		298,411	335,695
Korea (South) - 0.2%
AMOREPACIFIC Corp.		400	67,789
Hyundai Motor Co.		1,380	132,951
Hyundai Motor Co. Series 2		1,709	170,635
LG Chemical Ltd.		514	97,013
Samsung Electronics Co. Ltd.		1,004	1,050,807

TOTAL KOREA (SOUTH)			1,519,195

Russia - 0.0%
AK Transneft OAO (b)		73	170,157
Surgutneftegas OJSC (b)		111,433	75,960

TOTAL RUSSIA			246,117

United Kingdom - 0.0%
Rolls-Royce Group PLC		8,260,033	12,734
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $14,670,336)			8,749,812
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	13,578

Government Obligations - 0.5%
United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 2/4/16 to 3/3/16 (Cost $3,998,320)(e)		4,000,000	3,998,780
		Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 0.18% (f)		13,228,462	13,228,462
Fidelity Securities Lending Cash Central Fund, 0.19% (f)(g)		3,244,033	3,244,033
TOTAL MONEY MARKET FUNDS
(Cost $16,472,495)			16,472,495
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $899,679,933)			851,025,745
NET OTHER ASSETS (LIABILITIES) - 0.2%			1,306,952
NET ASSETS - 100%			$852,332,697

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
181 ICE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2015	15,901,755	$754,299
106 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Dec. 2015	4,471,610	271,071
11 TME S&P/TSX 60 Index Contracts (Canada)	Dec. 2015	1,333,191	17,909
TOTAL FUTURES CONTRACTS			$1,043,279

The face value of futures purchased as a percentage of Net Assets is 2.5%

Currency Abbreviations

INR – Indian rupee

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,249 or 0.0% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $990,662.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,856
Fidelity Securities Lending Cash Central Fund	146,542
Total	$179,398

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$100,319,591	$45,926,591	$54,393,000	$--
Consumer Staples	89,547,806	37,909,258	51,638,548	--
Energy	53,920,459	19,669,753	34,250,706	--
Financials	225,185,931	93,195,250	131,990,221	460
Health Care	76,969,414	14,480,109	62,403,095	86,210
Industrials	93,302,500	38,865,788	54,092,682	344,030
Information Technology	62,454,679	22,140,747	40,152,652	161,280
Materials	56,019,934	27,633,327	28,386,607	--
Telecommunication Services	43,464,575	8,575,572	34,889,003	--
Utilities	29,356,003	12,608,559	16,747,444	--
Corporate Bonds	13,578	--	13,578	--
Government Obligations	3,998,780	--	3,998,780	--
Money Market Funds	16,472,495	16,472,495	--	--
Total Investments in Securities:	$851,025,745	$337,477,449	$512,956,316	$591,980
Derivative Instruments:
Assets
Futures Contracts	$1,043,279	$1,043,279	$--	$--
Total Assets	$1,043,279	$1,043,279	$--	$--
Total Derivative Instruments:	$1,043,279	$1,043,279	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$40,284,612
Level 2 to Level 1	$23,275,891

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,043,279	$0
Total Equity Risk	1,043,279	0
Total Value of Derivatives	$1,043,279	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Spartan® Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015
Assets
Investment in securities, at value (including securities loaned of $3,063,174) — See accompanying schedule: Unaffiliated issuers (cost $883,207,438)	$834,553,250
Fidelity Central Funds (cost $16,472,495)	16,472,495
Total Investments (cost $899,679,933)		$851,025,745
Cash		3,443
Foreign currency held at value (cost $1,082,702)		1,062,962
Receivable for investments sold		210,011
Receivable for fund shares sold		2,204,116
Dividends receivable		2,043,030
Interest receivable		55
Distributions receivable from Fidelity Central Funds		10,222
Receivable from investment adviser for expense reductions		87,767
Other receivables		83
Total assets		856,647,434
Liabilities
Payable for fund shares redeemed	$711,618
Accrued management fee	140,996
Payable for daily variation margin for derivative instruments	48,533
Other affiliated payables	43,826
Other payables and accrued expenses	125,731
Collateral on securities loaned, at value	3,244,033
Total liabilities		4,314,737
Net Assets		$852,332,697
Net Assets consist of:
Paid in capital		$889,251,471
Undistributed net investment income		17,218,271
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,334,302)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(47,802,743)
Net Assets		$852,332,697
Investor Class:
Net Asset Value, offering price and redemption price per share ($18,131,812 ÷ 1,602,348 shares)		$11.32
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($563,796,004 ÷ 49,798,556 shares)		$11.32
Institutional Class:
Net Asset Value, offering price and redemption price per share ($182,432,465 ÷ 16,107,548 shares)		$11.33
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($87,972,416 ÷ 7,763,826 shares)		$11.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2015
Investment Income
Dividends		$25,632,970
Interest		2,263
Income from Fidelity Central Funds		179,398
Income before foreign taxes withheld		25,814,631
Less foreign taxes withheld		(2,142,341)
Total income		23,672,290
Expenses
Management fee	$1,641,790
Transfer agent fees	518,451
Independent trustees' compensation	3,345
Miscellaneous	1,154
Total expenses before reductions	2,164,740
Expense reductions	(881,515)	1,283,225
Net investment income (loss)		22,389,065
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,113,368)
Foreign currency transactions	(310,326)
Futures contracts	(1,535,538)
Total net realized gain (loss)		(4,959,232)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $30,219)	(67,400,176)
Assets and liabilities in foreign currencies	(5,991)
Futures contracts	1,320,573
Total change in net unrealized appreciation (depreciation)		(66,085,594)
Net gain (loss)		(71,044,826)
Net increase (decrease) in net assets resulting from operations		$(48,655,761)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2015	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,389,065	$17,719,281
Net realized gain (loss)	(4,959,232)	144,229
Change in net unrealized appreciation (depreciation)	(66,085,594)	(22,555,021)
Net increase (decrease) in net assets resulting from operations	(48,655,761)	(4,691,511)
Distributions to shareholders from net investment income	(17,402,635)	(6,862,481)
Distributions to shareholders from net realized gain	(622,793)	(932,749)
Total distributions	(18,025,428)	(7,795,230)
Share transactions - net increase (decrease)	189,357,812	320,876,989
Redemption fees	107,182	94,494
Total increase (decrease) in net assets	122,783,805	308,484,742
Net Assets
Beginning of period	729,548,892	421,064,150
End of period (including undistributed net investment income of $17,218,271 and undistributed net investment income of $15,287,239, respectively)	$852,332,697	$729,548,892

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Global ex U.S. Index Fund Investor Class

Years ended October 31,	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$12.28	$12.44	$10.54	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.31	.37C	.29	.29	.03
Net realized and unrealized gain (loss)	(.98)	(.32)	1.76	.18	.06
Total from investment operations	(.67)	.05	2.05	.47	.09
Distributions from net investment income	(.28)	(.18)	(.15)	–	–
Distributions from net realized gain	(.01)	(.03)	(.01)	(.03)	–
Total distributions	(.29)	(.21)	(.16)	(.03)	–
Redemption fees added to paid in capitalB	–D	–D	.01	.01	–D
Net asset value, end of period	$11.32	$12.28	$12.44	$10.54	$10.09
Total ReturnE,F	(5.49)%	.46%	19.79%	4.81%	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.34%	.34%	.34%	.34%	.34%I
Expenses net of fee waivers, if any	.22%	.22%	.23%	.24%	.24%I
Expenses net of all reductions	.22%	.22%	.23%	.24%	.24%I
Net investment income (loss)	2.66%	3.00%C	2.59%	2.88%	1.79%I
Supplemental Data
Net assets, end of period (000 omitted)	$18,132	$15,309	$10,037	$25,552	$1,790
Portfolio turnover rateJ	1%	1%	6%	7%	1%K

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Global ex U.S. Index Fund Fidelity Advantage Class

Years ended October 31,	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$12.44	$10.54	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.32	.38C	.30	.30	.03
Net realized and unrealized gain (loss)	(1.00)	(.31)	1.76	.17	.06
Total from investment operations	(.68)	.07	2.06	.47	.09
Distributions from net investment income	(.28)	(.19)	(.16)	–	–
Distributions from net realized gain	(.01)	(.03)	(.01)	(.03)	–
Total distributions	(.29)	(.22)	(.17)	(.03)	–
Redemption fees added to paid in capitalB	–D	–D	.01	.01	–D
Net asset value, end of period	$11.32	$12.29	$12.44	$10.54	$10.09
Total ReturnE,F	(5.53)%	.59%	19.88%	4.81%	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.28%	.28%	.28%	.28%	.28%I
Expenses net of fee waivers, if any	.17%	.18%	.18%	.18%	.18%I
Expenses net of all reductions	.17%	.18%	.18%	.18%	.18%I
Net investment income (loss)	2.71%	3.04%C	2.64%	2.94%	1.86%I
Supplemental Data
Net assets, end of period (000 omitted)	$563,796	$485,998	$281,895	$67,539	$17,715
Portfolio turnover rateJ	1%	1%	6%	7%	1%K

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.67%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Global ex U.S. Index Fund Institutional Class

Years ended October 31,	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$12.45	$10.55	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.33	.39C	.31	.30	.03
Net realized and unrealized gain (loss)	(.99)	(.33)	1.76	.18	.06
Total from investment operations	(.66)	.06	2.07	.48	.09
Distributions from net investment income	(.29)	(.20)	(.17)	–	–
Distributions from net realized gain	(.01)	(.03)	(.01)	(.03)	–
Total distributions	(.30)	(.22)D	(.18)	(.03)	–
Redemption fees added to paid in capitalB	–E	–E	.01	.01	–E
Net asset value, end of period	$11.33	$12.29	$12.45	$10.55	$10.09
Total ReturnF,G	(5.40)%	.56%	19.94%	4.91%	.90%
Ratios to Average Net AssetsH,I
Expenses before reductions	.23%	.23%	.23%	.23%	.23%J
Expenses net of fee waivers, if any	.13%	.13%	.13%	.13%	.13%J
Expenses net of all reductions	.13%	.13%	.13%	.13%	.13%J
Net investment income (loss)	2.75%	3.09%C	2.69%	2.99%	1.91%J
Supplemental Data
Net assets, end of period (000 omitted)	$182,432	$153,983	$66,248	$21,199	$7,567
Portfolio turnover rateK	1%	1%	6%	7%	1%L

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.72%.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.026 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Global ex U.S. Index Fund Fidelity Advantage Institutional Class

Years ended October 31,	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$12.30	$12.45	$10.56	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.33	.39C	.32	.30	.03
Net realized and unrealized gain (loss)	(1.00)	(.31)	1.74	.19	.06
Total from investment operations	(.67)	.08	2.06	.49	.09
Distributions from net investment income	(.29)	(.20)	(.17)	–	–
Distributions from net realized gain	(.01)	(.03)	(.01)	(.03)	–
Total distributions	(.30)	(.23)	(.18)	(.03)	–
Redemption fees added to paid in capitalB	–D	–D	.01	.01	–D
Net asset value, end of period	$11.33	$12.30	$12.45	$10.56	$10.09
Total ReturnE,F	(5.45)%	.67%	19.87%	5.01%	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.20%	.20%	.19%	.20%	.20%I
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%I
Net investment income (loss)	2.78%	3.12%C	2.72%	3.03%	1.94%I
Supplemental Data
Net assets, end of period (000 omitted)	$87,972	$74,259	$62,884	$117	$7,568
Portfolio turnover rateJ	1%	1%	6%	7%	1%K

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.75%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2015

1. Organization.

Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2015, including information on transfers between Levels 1 and 2 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales..

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Spartan Emerging Markets Index Fund	$591,237,116	$40,668,219	$(115,143,960)	$(74,475,741)
Spartan Global ex U.S. Index Fund	901,176,651	79,086,009	(129,236,915)	(50,150,906)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Emerging Markets Index Fund	$10,293,288	$(14,393,012)	$(74,506,651)
Spartan Global ex U.S. Index Fund	17,216,140	(3,792,175)	(50,217,016)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Spartan Emerging Markets Index Fund	$(9,147,945)	$(5,245,067)	$(14,393,012)	$(14,393,012)
Spartan Global ex U.S. Index Fund	(1,077,940)	(2,714,235)	(3,792,175)	(3,792,175)

The tax character of distributions paid was as follows:

October 31, 2015
Ordinary Income
Spartan Emerging Markets Index Fund	$6,840,222
Spartan Global ex U.S. Index Fund	18,025,428

October 31, 2014
	Ordinary Income	Long-term Capital Gains	Total
Spartan Emerging Markets Index Fund	$4,624,751	$–	$4,624,751
Spartan Global ex U.S. Index Fund	7,436,480	358,750	7,795,230

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to 1.50% and 1.00% of the NAV of shares redeemed from Spartan Emerging Markets Index and Spartan Global ex U.S. Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Emerging Markets Index Fund
Equity Risk
Futures Contracts	$(617,655)	$281,124
Totals(a)	$(617,655)	$281,124
Spartan Global ex U.S. Index Fund
Equity Risk
Futures Contracts	$(1,535,538)	$1,320,573
Totals(a)	$(1,535,538)	$1,320,573

 (a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Emerging Markets Index Fund	250,985,821	4,964,074
Spartan Global ex U.S. Index Fund	227,280,907	6,402,952

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .25% and .20% of average net assets for Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Emerging Markets Index Fund	.46%	.35%	.28%	.25%
Spartan Global ex U.S. Index Fund	.34%	.28%	.23%	.20%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class, and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract for Spartan Emerging Markets Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .21%, .10% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

Under the expense contract, for Spartan Global ex U.S. Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .14%, .08% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Emerging Markets Index Fund
Investor Class	$45,015
Fidelity Advantage Class	412,518
Institutional Class	9,524
$467,057
Spartan Global ex U.S. Index Fund
Investor Class	$23,693
Fidelity Advantage Class	443,685
Institutional Class	51,073
$518,451

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Emerging Markets Index Fund S	$638
Spartan Global ex U.S. Index Fund	1,154

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Spartan Emerging Markets Index Fund	$153,862
Spartan Global ex U.S. Index Fund	146,542

9. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Emerging Markets Index Fund
Investor Class	.31%	$32,073
Fidelity Advantage Class	.20%	618,318
Institutional Class	.13%	47,772
Fidelity Advantage Institutional Class	.10%	227
Spartan Global ex U.S. Index Fund
Investor Class	.22%	$20,331
Fidelity Advantage Class	.18%/.14%(a)	607,672
Institutional Class	.13%/.12%(a)	174,104
Fidelity Advantage Institutional Class	.10%	79,395

 (a) Expense limitation effective August 1, 2015.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Spartan Emerging Markets Index Fund	$17
Spartan Global ex U.S. Index Fund	13

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2015	2014
Spartan Emerging Markets Index Fund
From net investment income
Investor Class	$296,140	$196,321
Fidelity Advantage Class	6,143,576	4,268,410
Institutional Class	398,502	5,565
Fidelity Advantage Institutional Class	2,004	154,455
Total	$6,840,222	$4,624,751
Spartan Global ex U.S. Index Fund
From net investment income
Investor Class	$339,065	$226,598
Fidelity Advantage Class	11,676,970	4,521,437
Institutional Class	3,619,358	1,107,946
Fidelity Advantage Institutional Class	1,767,242	1,006,500
Total	$17,402,635	$6,862,481
From net realized gain
Investor Class	$12,456	$32,059
Fidelity Advantage Class	419,565	621,801
Institutional Class	129,205	147,471
Fidelity Advantage Institutional Class	61,567	131,418
Total	$622,793	$932,749

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
Years ended October 31,	2015	2014	2015	2014
Spartan Emerging Markets Index Fund
Investor Class
Shares sold	3,467,858	2,118,414	$32,828,614	$20,793,163
Reinvestment of distributions	28,242	18,567	258,412	174,910
Shares redeemed	(2,296,962)	(1,506,553)	(21,593,250)	(14,651,496)
Net increase (decrease)	1,199,138	630,428	$11,493,776	$6,316,577
Fidelity Advantage Class
Shares sold	33,393,241	19,048,224	$313,985,682	$188,162,218
Reinvestment of distributions	623,839	429,331	5,708,125	4,044,463
Shares redeemed	(13,175,749)	(8,594,278)	(119,741,823)	(83,053,370)
Net increase (decrease)	20,841,331	10,883,277	$199,951,984	$109,153,311
Institutional Class
Shares sold	5,662,144	2,439,446	$50,281,128	$23,794,505
Reinvestment of distributions	43,505	590	398,502	5,565
Shares redeemed	(1,939,513)	(366,209)	(18,612,103)	(3,651,261)
Net increase (decrease)	3,766,136	2,073,827	$32,067,527	$20,148,809
Fidelity Advantage Institutional Class
Shares sold	22,264	111,992	$194,646	$1,072,931
Reinvestment of distributions	219	16,379	2,004	154,455
Shares redeemed	(4,586)	(850,397)	(44,151)	(7,894,709)
Net increase (decrease)	17,897	(722,026)	$152,499	$(6,667,323)
Spartan Global ex U.S. Index Fund
Investor Class
Shares sold	1,513,135	1,766,047	$17,845,320	$21,906,686
Reinvestment of distributions	29,716	16,896	338,282	200,243
Shares redeemed	(1,186,759)	(1,343,717)	(14,048,442)	(16,581,244)
Net increase (decrease)	356,092	439,226	$4,135,160	$5,525,685
Fidelity Advantage Class
Shares sold	27,293,753	22,421,200	$324,392,137	$280,562,019
Reinvestment of distributions	1,001,076	409,534	11,395,995	4,853,705
Shares redeemed	(18,044,413)	(5,939,074)	(212,027,863)	(73,832,191)
Net increase (decrease)	10,250,416	16,891,660	$123,760,269	$211,583,533
Institutional Class
Shares sold	9,852,843	9,020,573	$117,116,489	$114,310,631
Reinvestment of distributions	329,286	105,927	3,748,563	1,255,417
Shares redeemed	(6,599,130)	(1,923,850)	(78,713,159)	(23,985,703)
Net increase (decrease)	3,582,999	7,202,650	$42,151,893	$91,580,345
Fidelity Advantage Institutional Class
Shares sold	2,671,375	1,955,903	$30,498,597	$24,287,152
Reinvestment of distributions	160,651	96,013	1,828,809	1,137,918
Shares redeemed	(1,105,376)	(1,063,984)	(13,016,916)	(13,237,644)
Net increase (decrease)	1,726,650	987,932	$19,310,490	$12,187,426

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Spartan® Emerging Markets Index Fund and Spartan® Global ex U.S. Index Fund:

We have audited the accompanying statements of assets and liabilities of Spartan® Emerging Markets Index Fund and Spartan® Global ex U.S. Index Fund (the Funds), each a fund of the Fidelity Salem Street Trust, including the schedules of investments, as of October 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan® Emerging Markets Index Fund and Spartan® Global ex U.S. Index Fund as of October 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 18, 2015

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 234 funds. Ms. Acton and Mr. Engler each oversees 220 funds. Mr. von Kuhn oversees 136 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the month in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Spartan Emerging Markets Index Fund
Investor Class	.31%
Actual		$1,000.00	$813.30	$1.42
Hypothetical-C		$1,000.00	$1,023.64	$1.58
Fidelity Advantage Class	.20%
Actual		$1,000.00	$814.30	$.91
Hypothetical-C		$1,000.00	$1,024.20	$1.02
Institutional Class	.13%
Actual		$1,000.00	$814.50	$.59
Hypothetical-C		$1,000.00	$1,024.55	$.66
Fidelity Advantage Institutional Class	.10%
Actual		$1,000.00	$814.50	$.46
Hypothetical-C		$1,000.00	$1,024.70	$.51
Spartan Global ex U.S. Index Fund
Investor Class	.22%
Actual		$1,000.00	$901.30	$1.05
Hypothetical-C		$1,000.00	$1,024.10	$1.12
Fidelity Advantage Class	.16%
Actual		$1,000.00	$901.30	$.77
Hypothetical-C		$1,000.00	$1,024.40	$.82
Institutional Class	.13%
Actual		$1,000.00	$901.40	$.62
Hypothetical-C		$1,000.00	$1,024.55	$.66
Fidelity Advantage Institutional Class	.10%
Actual		$1,000.00	$901.40	$.48
Hypothetical-C		$1,000.00	$1,024.70	$.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Spartan Emerging Market Index Fund	December, 12 2014	December 26, 2014
Institutional Class	57%	0%
Fidelity Advantage Institutional Class	56%	0%
Spartan Global ex U.S. Index Fund
Institutional Class	92%	90%
Fidelity Advantage Institutional Class	91%	90%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Spartan Emerging Market Index Fund
Institutional Class	12/15/14	$0.2125	$0.0244
Fidelity Advantage Institutional Class	12/15/14	$0.2153	$0.0244
	Pay Date	Income	Taxes
Spartan Global ex U.S. Index Fund
Institutional Class	12/15/14	$0.3131	$0.0194
	12/29/14	$0.0040	$0.0000
Fidelity Advantage Institutional Class	12/15/14	$0.3167	$0.0194
	12/29/14	$0.0040	$0.0000

The funds will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Emerging Markets Index Fund
Spartan Global ex U.S. Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons forthe 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract, such expenses may be paid by FMR pursuant to expense limitation arrangements in effect for each fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee." The Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed the fund's management fee and result in a negative net management fee.

Spartan Emerging Markets Index Fund

Spartan Global ex U.S. Index Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered the total expense ratio of each fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of Spartan Emerging Markets Index Fund ranked below its competitive median for 2014 and the total expense ratio of Investor Class ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that the majority of the funds in the Total Mapped Group, which includes funds with a developed markets focus, are not comparable because they are not emerging markets funds. The Board noted that the total expenses of Investor Class of Spartan Emerging Markets Index Fund are lower than the total Investor Class expenses of the most comparable competitive fund.

The Board considered that current contractual arrangements for Spartan Emerging Markets Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.35%; Fidelity Advantage Institutional Class: 0.25%; Institutional Class: 0.28%; and Investor Class: 0.46%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.20%, 0.10%, 0.13%, and 0.31% through December 31, 2015.

The Board noted that the total expense ratio of each class of Spartan Global ex U.S. Index Fund ranked below its competitive median for 2014.

The Board considered that current contractual arrangements for Spartan Global ex U.S. Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.28%; Fidelity Advantage Institutional Class: 0.20%; Institutional Class: 0.23%; and Investor Class: 0.34%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.14%, 0.10%, 0.12%, and 0.22% through December 31, 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Investor Class of Spartan Emerging Markets Index Fund was above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board consideredthe revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of each fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# ofVotes	% ofVotes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
Denotes trust wide proposal and voting results.

EMX-I-GUX-I-ANN-1215
1.929368.104

Item 2.

Code of Ethics

As of the end of the period, October 31, 2015, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Series Global ex U.S. Index Fund, Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund (the “Funds”):

Services Billed by Deloitte Entities

October 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Global ex U.S. Index Fund	$51,000	$-	$6,100	$1,200
Spartan Emerging Markets Index Fund	$49,000	$-	$7,200	$700
Spartan Global ex U.S. Index Fund	$53,000	$-	$5,800	$800

October 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Global ex U.S. Index Fund	$44,000	$-	$5,800	$1,100
Spartan Emerging Markets Index Fund	$45,000	$-	$6,900	$700
Spartan Global ex U.S. Index Fund	$55,000	$-	$6,100	$700

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity SAI International Minimum Volatility Index Fund and Fidelity SAI U.S. Minimum Volatility Index Fund (the “Funds”):

Services Billed by PwC

October 31, 2015 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI International Minimum Volatility Index Fund	$42,000	$-	$3,500	$700
Fidelity SAI U.S. Minimum Volatility Index Fund	$42,000	$-	$3,500	$800

October 31, 2014 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI International Minimum Volatility Index Fund	$-	$-	$-	$-
Fidelity SAI U.S. Minimum Volatility Index Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity SAI International Minimum Volatility Index Fund and Fidelity SAI U.S. Minimum Volatility Index Fund commenced operations on May 29, 2015.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2015A	October 31, 2014A
Audit-Related Fees	$-	$150,000
Tax Fees	$10,000	$-
All Other Fees	$60,000	$590,000

A Amounts may reflect rounding.

Services Billed by PwC

	October 31, 2015A,B	October 31, 2014A,B
Audit-Related Fees	$3,465,000	$4,430,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity SAI International Minimum Volatility Index Fund and Fidelity SAI U.S. Minimum Volatility Index Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2015 A,B	October 31, 2014 A,B
PwC	$4,775,000	$5,640,000
Deloitte Entities	$190,000	$1,845,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity SAI International Minimum Volatility Index Fund and Fidelity SAI U.S. Minimum Volatility Index Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 28, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 28, 2015